As filed with the Securities and Exchange Commission on or about April 29, 2008

===============================================================================

                                           1933 Act Registration No. 333-125751
                                            1940 Act Registration No. 811-21774

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. ___                                             [ ]
Post-Effective Amendment No. 44                                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 44                                                            [X]


                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                        W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2008 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 44

          This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

         The Facing Sheet

         Part A - Prospectus for First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund

         Part B - Statement of Additional Information for First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund

         Part C - Other Information

         Signatures

         Index to Exhibits

[LOGO OMITTED]  FIRST TRUST                   FIRST TRUST
                                              EXCHANGE-TRADED FUND



              First Trust Amex(R) Biotechnology Index Fund
              First Trust DB Strategic Value Index Fund
              First Trust Dow Jones Internet Index(SM) Fund
              First Trust Dow Jones Select MicroCap Index(SM) Fund
              First Trust IPOX-100 Index Fund
              First Trust ISE Chindia Index Fund
              First Trust ISE-Revere Natural Gas Index Fund
              First Trust ISE Water Index Fund
              First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
              First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
              First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
              First Trust NASDAQ-100-Technology Sector Index(SM) Fund
              First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund First Trust S&P REIT Index Fund
              First Trust Value Line(R) 100 Exchange-Traded Fund
              First Trust Value Line(R) Dividend Index Fund
              First Trust Value Line(R) Equity Allocation Index Fund


May 1, 2008


                                  Front Cover

                        First Trust Exchange-Traded Fund
                                   PROSPECTUS
                                   May 1, 2008

First Trust Exchange-Traded Fund (the "Trust") is a registered management investment company that consists of separate exchange-traded index funds ("Funds"). First Trust Advisors L.P. ("First Trust") is the investment adviser to each Fund.

The shares of each Fund ("Shares") are listed on either the American Stock Exchange LLC (the "AMEX"), The NASDAQ Stock Market, Inc. (the "NASDAQ(R)") or the NYSE Arca, Inc. (the "NYSE Arca") (each, an "Exchange" and collectively, the "Exchanges"). Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each consisting of 50,000 Shares (each block of Shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in the applicable Fund.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        NOT FDIC INSURED. MAY LOSE VALUE.

                               NO BANK GUARANTEE.

                                TABLE OF CONTENTS

Introduction...............................................................   3
Who Should Invest in the Funds.............................................   3
Tax Efficient Product Structure............................................   3
Principal Investment Risks.................................................   3
First Trust Amex(R) Biotechnology Index Fund...............................  14
First Trust DB Strategic Value Index Fund..................................  19
First Trust Dow Jones Internet Index(SM) Fund..............................  25
First Trust Dow Jones Select MicroCap Index(SM) Fund.......................  29
First Trust IPOX-100 Index Fund............................................  34
First Trust ISE Chindia Index Fund.........................................  39
First Trust ISE-Revere Natural Gas Index Fund..............................  43
First Trust ISE Water Index Fund...........................................  47
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund.................  51
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund.......................  56
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund.................  62
First Trust NASDAQ-100-Technology Sector Index(SM) Fund....................  67
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund..........  73
First Trust S&P REIT Index Fund............................................  78
First Trust Value Line(R) 100 Exchange-Traded Fund.........................  82
First Trust Value Line(R) Dividend Index Fund..............................  87
First Trust Value Line(R) Equity Allocation Index Fund.....................  92
Additional Investment Strategies...........................................  98
Additional Risks of Investing in the Funds.................................  98
Fund Organization..........................................................  99
Management of the Funds....................................................  99
How to Buy and Sell Shares................................................. 100
Creations, Redemptions and Transaction Fees................................ 102
Dividends, Distributions and Taxes......................................... 103
Federal Tax Matters........................................................ 104
Distribution Plan.......................................................... 105
Net Asset Value............................................................ 106
Fund Service Providers..................................................... 107
Index Providers............................................................ 107
Disclaimers................................................................ 107
Premium/Discount Information............................................... 112
Total Return Information................................................... 119
Financial Highlights....................................................... 124
Other Information.......................................................... 135

                                  INTRODUCTION

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and together, as the "Indices;" the provider of each Fund's Index is referred to herein as an "Index Provider" and together, as the "Index Providers").



                         WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in the applicable Index. The Funds may be suitable for long-term investment in the markets represented by the applicable Index and may also be used as an asset allocation tool or as a speculative trading instrument.



                         TAX EFFICIENT PRODUCT STRUCTURE

Unlike many conventional mutual funds, the Shares of each Fund are traded throughout the day on their respective Exchange whereas mutual funds are typically only bought and sold at closing NAVs. The Shares of each Fund have been designed to be tradable in the secondary market on their Exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.



                           PRINCIPAL INVESTMENT RISKS

Risk is inherent in all investing. The Shares of the Funds will change in value, and loss of money is a risk of investing in the Funds. Many factors may affect the value of an investment in a Fund, including market conditions, interest rates and other economic, political or financial events. A Fund's response to such events will depend upon the types of securities in which the Fund invests, the level of investment in particular issuers, and other factors, including the financial condition, industry, economic sector and location of such issuers. A Fund's NAV will fluctuate daily based upon these variations. A Fund may not achieve its investment objective. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The factors most likely to have a significant impact on a Fund's portfolio are called "principal risks." The principal risks for each Fund are noted in each Fund's description and described below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. The Statement of Additional Information ("SAI") contains additional information about the Funds, their investment strategies and related risks. Each Fund may be subject to risks in addition to those identified as principal risks.

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Market Risk
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
All Funds                                        One of the principal risks of investing in the Fund is market risk. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.
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Index Tracking Risk
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All Funds                                        You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Index.
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                                       3



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Non-Correlation Risk
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All Funds                                        The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the
                                                 Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

                                                 The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index. While First Trust seeks to have a correlation of 0.95 or better, before fees and expenses, between the
                                                 Fund's performance and the performance of the Index, there can be no assurance that the Fund will be able to achieve such a correlation. Accordingly, the
                                                 Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Index.
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Replication Management Risk
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All Funds                                        The Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result of this policy, the Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.
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Intellectual Property Risk
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All Funds                                        The Fund relies on a license that permits the Fund to use its corresponding equity index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such license may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use such intellectual property. There is also no guarantee that the Index Provider has all rights to license such intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the Index
                                                 Provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the Fund.
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Issuer Specific Changes Risk
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All Funds                                        The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
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Concentration Risk
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All Funds                                        The Fund will be concentrated in the securities of a given industry if the Index is concentrated in such industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry or sector and may subject the Fund to greater market risk than more diversified funds.
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                                       4



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Passive Investment Risk
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All Funds                                        The Fund is not actively managed. The Fund may be affected by a general decline in certain market segments relating to the Index. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets.
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Microcap Company Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust Dow Jones Select MicroCap            The Fund invests in microcap companies. Such companies may be more vulnerable
   Index(SM) Fund                                to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
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Non-Diversification Risk
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First Trust Amex(R) Biotechnology Index Fund     The Fund is classified as "non-diversified" under the Investment Company Act of
                                                 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as
First Trust DB Strategic Value Index Fund        to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue
First Trust Dow Jones Internet Index(SM) Fund    Code of 1986, as amended (the "Code"). Because the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be
First Trust IPOX-100 Index Fund                  more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.
First Trust ISE Chindia Index Fund

First Trust ISE-Revere Natural Gas Index Fund

First Trust ISE Water Index Fund

First Trust Morningstar(R) Dividend Leaders(SM)
   Index Fund

First Trust NASDAQ-100 Equal Weighted Index(SM)
   Fund

First Trust NASDAQ-100 Ex-Technology Sector
   Index(SM) Fund

First Trust NASDAQ-100-Technology Sector
   Index(SM) Fund

First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid
   Series Index Fund

First Trust S&P REIT Index Fund
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                                       5



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Financials Sector Risk
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First Trust IPOX-100 Index Fund                  The Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects
First Trust Morningstar(R) Dividend              of economic recession; volatile interest rates; portfolio concentrations in
   Leaders(SM) Index Fund                        geographic markets and in commercial and residential real estate loans; and
                                                 competition from new entrants in their fields of business. Although the barriers
First Trust S&P REIT Index Fund                  which separated the banking, insurance and securities industries were eliminated by legislation, these industries are still extensively regulated at both the
First Trust Value Line(R) Dividend Index Fund    federal and state level and may be adversely affected by increased regulations.

                                                 Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products.
                                                 Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

                                                 Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

                                                 Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, such as hurricanes and earthquakes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

                                                 The Fund may invest in companies that may be affected by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of the Fund may decline in response to such developments.
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                                       6



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Small Cap and Mid Cap Company Risk
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First Trust Amex(R) Biotechnology Index Fund     The Fund may invest in small capitalization and/or mid capitalization companies.
                                                 Such companies may be more vulnerable to adverse general market or economic
First Trust Dow Jones Internet Index(SM) Fund    developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several
First Trust IPOX-100 Index Fund                  factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly,
First Trust ISE Chindia Index Fund               such companies are generally subject to greater market risk than larger, more established companies.
First Trust ISE-Revere Natural Gas Index Fund

First Trust ISE Water Index Fund

First Trust Morningstar(R) Dividend Leaders(SM)
   Index Fund

First Trust NASDAQ-100 Equal Weighted Index(SM)
   Fund

First Trust NASDAQ-100 Ex-Technology Sector
   Index(SM) Fund

First Trust NASDAQ-100-Technology Sector Index(SM)
   Fund

First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid
   Series Index Fund

First Trust S&P REIT Index Fund

First Trust Value Line(R) 100 Exchange-Traded Fund

First Trust Value Line(R) Dividend Index Fund

First Trust Value Line(R) Equity Allocation Index
   Fund
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IPO Risk
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First Trust IPOX-100 Index Fund                  The Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above-average price appreciation in connection with the initial public offering prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate or the performance of these stocks may not replicate the performance exhibited in the past.
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Information Technology Sector Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust Dow Jones Internet Index(SM) Fund    The Fund invests in securities of companies in the information technology sector. Information technology companies are generally subject to the risks of
First Trust IPOX-100 Index Fund                  rapidly changing technologies; short product life cycles; fierce competition;
                                                 aggressive pricing and reduced profit margins; the loss of patent, copyright
First Trust ISE Chindia Index Fund               and trademark protections; cyclical market patterns; evolving industry standards;
                                                 and frequent new product introductions. Information technology companies may be
First Trust NASDAQ-100 Equal Weighted            smaller and less experienced companies, with limited product lines, markets or
   Index(SM) Fund                                financial resources and fewer experienced management or marketing personnel.
                                                 Information technology company stocks, especially those which are Internet-
First Trust NASDAQ-100-Technology Sector         related, have experienced extreme price and volume fluctuations that are often
   Index(SM) Fund                                unrelated to their operating performance. Also, the stocks of certain information technology companies have exceptionally high price-to-earning ratios with
First Trust NASDAQ(R) Clean Edge(R) U.S.         little or no earnings histories.
   Liquid Series Index Fund

First Trust Value Line(R) 100 Exchange-Traded
   Fund
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                                       7



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Biotechnology Company Risk
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First Trust Amex(R) Biotechnology Index Fund     The Fund invests in the securities of biotechnology companies. Biotechnology companies must contend with high development costs; the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls; termination of their patent protection for their drug, vaccine and therapeutic products; and expensive insurance due to the risk of product liability lawsuits. In addition, as an emerging growth sector, biotechnology companies may be thinly capitalized and more volatile as a result. Also, these companies may depend on a few products for all revenues and may depend on their competitors to produce and market their products, making their products susceptible to obsolescence.
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Health Care Sector Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust Amex(R) Biotechnology Index Fund     The Fund invests in the securities of companies in the health care sector.
                                                 Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
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Consumer Discretionary Risk
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First Trust DB Strategic Value Index Fund        The Fund invests in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture
First Trust NASDAQ-100 Ex-Technology Sector      products and provide discretionary services directly to the consumer, the
   Index(SM) Fund                                success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
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Energy Sector Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust DB Strategic Value Index Fund        The Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are
First Trust ISE-Revere Natural Gas Index Fund    involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, recently oil prices have been at historic highs and extremely volatile.
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                                       8



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Industrials Sector Risk
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First Trust ISE Water Index Fund                 The Fund invests in the securities of companies in the industrials sector. Many companies in these sectors convert unfinished goods into finished durables used
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid  to manufacture other goods or provide services. Some industries included in this
   Series Index Fund                             sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
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Clean Energy Companies Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid  The Fund invests in renewable and alternative energy companies. Renewable and
   Series Index Fund                             alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.
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Real Estate Investment Risk
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First Trust S&P REIT Index Fund                  The Fund invests in companies in the real estate industry. When profits, revenues or the value of real estate property owned by real estate investment trusts ("REITs") decline or fail to meet market expectations, REIT stock prices may decline as well. Therefore, the Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a
                                                 REIT's market, changes in interest rates and environmental problems. The U.S.
                                                 real estate markets have recently experienced significant volatility and falling values. It is unknown whether the U.S. real estate markets will worsen or improve over the near term.
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REIT Investment Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust S&P REIT Index Fund                  In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the possibility of failing to maintain exemptions from registration under the 1940
                                                 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.
---------------------------------------------------------------------------------------------------------------------------------

                                       9



---------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust S&P REIT Index Fund                  Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Water Sector Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust ISE Water Index Fund                 Adverse developments in the potable water and wastewater industries may significantly affect the value of the Shares of the Fund. Companies involved in the such industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Non-U.S. Securities Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust ISE Chindia Index Fund               Because the Index may include American Depositary Receipts ("ADRs"), American
                                                 Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the Fund's
First Trust ISE-Revere Natural Gas Index Fund    investments involve risks of investing in non-U.S. securities that are in addition to the risks associated with domestic securities. ADRs are certificates
First Trust ISE Water Index Fund                 issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a non-U.S.  company.  ADSs are vehicles for non-U.S. companies to list
First Trust Value Line(R) 100 Exchange-          their equity shares on a U.S. exchange and are U.S. dollar denominated, and
   Traded Fund                                   each share represents one or more underlying shares in a non-U.S. company.
                                                 Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to
                                                 U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events.

                                                 ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
---------------------------------------------------------------------------------------------------------------------------------

                                       10



---------------------------------------------------------------------------------------------------------------------------------
Natural Gas Sector Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust ISE-Revere Natural Gas Index Fund    One of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major natural gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or natural gas. During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings. Weather is another risk that may affect the industry. A warmer winter could decrease the amount of gas used by heating customers and thereby reduce the earnings of companies in the industry. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature.

                                                 Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate. The exploration for, and production of, natural gas is an uncertain process with many risks. The cost of drilling, completing and operating wells for natural gas is often uncertain, and a number of factors can delay or prevent drilling operations or production, including:
                                                    o  unexpected drilling conditions;
                                                    o  pressure or irregularities in formations;
                                                    o  equipment failures or repairs;
                                                    o  fires or other accidents;
                                                    o  adverse weather conditions;
                                                    o  pipeline ruptures or spills; and
                                                    o  shortages or delays in the availability of drilling rigs and the delivery of equipment.

---------------------------------------------------------------------------------------------------------------------------------

                                       11



---------------------------------------------------------------------------------------------------------------------------------
China Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust ISE Chindia Index Fund               Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.

                                                 Economic reform in China, designed to replace Communist style central planning, has proceeded largely by trial and error aimed at achieving the fastest possible change with the minimum social dislocation. Despite recent reforms, the Chinese Communist Party continues to play the leading role in formulating policy and selecting and providing personnel at all levels of government. In addition, a significant portion of China's output continues to be derived from state-owned enterprises and, therefore, the Chinese government maintains control over a significant range of products, including the production obligations and prices of such products. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is considered relatively new and undeveloped. Changes in government policy could significantly affect the markets in China. A small number of industries, including the commercial banking industry, which can be significantly affected by interest rate and currency fluctuations, changes in market regulation, and political and economic developments in the Asian region, represent a large portion of the Chinese market as a whole. Given the still-developing nature of laws impacting China region securities markets and corporate entities, changes in regulatory policy could have a material adverse affect on the Fund's investments. Of course, there can be no assurance that reform efforts will be successful.

                                                 The Chinese economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. The stability of
                                                 China's economic policies has, however, increased following its membership in
                                                 December 2001 in the World Trade Organization.
---------------------------------------------------------------------------------------------------------------------------------

                                       12



---------------------------------------------------------------------------------------------------------------------------------
India Risk
---------------------------------------------------------------------------------------------------------------------------------
First Trust ISE Chindia Index Fund               Investing in securities of Indian companies involves additional risks including, but not limited to, greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty.
                                                 Furthermore, future actions of the Indian government or religious and ethnic unrest could have a significant impact on the economy.

                                                 India's economy encompasses traditional village farming, modern agriculture, handicrafts, a wide range of modern industries, and a multitude of support services. Overpopulation is considered to severely handicap the economy and about a quarter of the population of India is too poor to be able to afford an adequate diet. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly.

                                                 The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. The projections of further expansion in key areas could snap the already strained lines of transportation unless massive programs of expansion and modernization are put in place. Problems include power demand shortfall, port traffic capacity mismatch, poor road conditions (only half of the country's roads are surfaced) and low telephone penetration.

                                                 Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes still slow-moving bureaucracy.
---------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                  FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FBT            33733E203            AMEX                  Amex(R) Biotechnology Index(SM)                   BTK
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Amex(R) Biotechnology Index(SM).

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust (the "Board") can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by AMEX, as Index Provider. The Index is an equal-dollar weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology, and genomics. The Index was established with a benchmark value of 200.00 on October 18, 1991. Real-time publication of the Index began on April 1, 1992. The Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The companies that comprise the Index do not trade exclusively on AMEX, but trade on various exchanges. As of March 31, 2008, the Index was composed of 20 companies.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; Biotechnology Company Risk; and Health Care Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

-------------------------------------------------------------------------------
               FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND - FBT
-------------------------------------------------------------------------------


ADDITIONAL INDEX INFORMATION

INDEX DESCRIPTION
The Index is and equal-dollar weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology, and genomics.

INDEX CALCULATION
The Index is calculated using a equal-dollar weighting methodology to ensure that each of the component securities is represented in approximately equal dollar amounts in the Index. Equal-dollar weighting was established by designating the number of shares of each component security to represent approximately $10,000 in market value, based on closing prices on October 18, 1991, the date the Index was established. The aggregate value of the stocks was reduced by a divisor to establish an Index benchmark value of 200.00.

INDEX ELIGIBILITY AND MAINTENANCE
The Index is calculated and maintained by the AMEX. The AMEX may change the composition of the Index at any time to reflect the conditions of the biotechnology industry and to ensure that the component securities continue to represent the biotechnology industry. The Index is maintained in accordance with Exchange Rule 901c, which, among other things, requires that securities meet the following requirements in order to be eligible for inclusion in the Index:

     o All component stocks will either be listed on the AMEX, the NYSE or NASDAQ(R);

     o A minimum market value of at least $75 million, except that for each of the lowest weighted component securities in the Index that in the aggregate account for no more than 10% of the weight of the Index, the market value can be at least $50 million;

     o Trading volume in each of the last six months of not less than 1,000,000 shares, except that for each of the lowest weighted component securities in the Index that in the aggregate account for no more than 10% of the weight of the Index, the trading volume may be at least 500,000 shares in each of the last six months;

     o At least 90% of the Index's numerical index value, and at least 80% of the total number of component securities, will meet the current criteria for standardized option trading set forth in Exchange Rule 915;

     o Foreign country securities or ADRs thereon that are not subject to comprehensive surveillance agreements do not in the aggregate represent more than 20% of the weight of the Index.

Every quarter after the close of trading on the third Friday of January, April, July and October, the Index portfolio is adjusted by changing the number of shares of each component stock so that each one again represents an approximately equal dollar amount in the Index. The newly adjusted portfolio becomes the basis for the Index's value effective on the first trading day following the quarterly adjustments. If necessary, a divisor adjustment is made to ensure continuity of the Index's value.

The number of shares of each component stock in the Index portfolio remain fixed between quarterly reviews, except in the event of certain types of corporate actions such as the payment of a dividend, other than an ordinary cash dividend, stock distribution, stock split, reverse stock split, rights offering, or a distribution, reorganization, recapitalization, or some such similar event with respect to a component stock. When the Index is adjusted between quarterly reviews for such events, the number of shares of the relevant security will be adjusted, to the nearest whole share, to maintain the component's relative weight in the Index at the level immediately prior to the corporate action. The Index may also be adjusted in the event of a merger, consolidation, dissolution, or liquidation of an issuer of a component stock. In the event of a stock replacement, the average dollar value of the remaining components will be calculated and that amount invested in the new component stock to the nearest whole share. In choosing among biotechnology industry stocks that meet the minimum criteria set forth in Exchange Rule 901c, the AMEX represents that it will make every effort to add new stocks that are representative of the biotechnology industry and will take in account, among other factors, a stock's capitalization, liquidity, volatility, and name recognition. In connection with any adjustments to the Index, the Index divisor is adjusted to ensure that there are no changes to the Index level as a result of non-market forces. Similar to other index values published by the AMEX, the value of the Index is published every 15 seconds through the Consolidated Tape Association's Network B.

Information regarding the methodology for calculating the Index is also found on the AMEX website (www.amex.com).

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               FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND - FBT
-------------------------------------------------------------------------------


AMEX publishes the changes to the Index on the effective date of the change. All replacement companies are selected based on the selection criteria set forth herein.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the AMEX no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.


HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance and a more specialized index. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 3.65%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -6.39%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 5.53% and -4.46%, respectively, for the quarters ended September 30, 2007 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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               FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND - FBT
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year   Since Inception
                                                                (6/19/2006)

  Returns Before Taxes                               3.65%       13.87%
  After Taxes on Distributions                       3.65%       13.87%
  After Taxes on Distributions and Sale of Shares    2.37%       11.85%
  NASDAQ(R) Biotechnology Index*                     4.64%       10.34%
  S&P 500(R) Index**                                 5.49%       13.77%

  * The NASDAQ(R) Biotechnology Index includes securities of NASDAQ(R) -listed companies that have been classified as either biotechnology or pharmaceuticals and that also meet other eligibility criteria established by NASDAQ(R).

  **The S&P 500(R) Index includes 500 large cap companies in the leading industries of the U.S. economy representing approximately 75% of the U.S. equities market.


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.33%
       Total Annual Fund Operating Expenses                          0.73%
       Fee Waivers and Expense Reimbursement (4)                     0.13%
 Total Net Annual Fund Operating Expenses                            0.60%

 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR              3 YEARS            5 YEARS           10 YEARS
       $61                 $259               $490              $1,153

-------------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.

-------------------------------------------------------------------------------
               FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND - FBT
-------------------------------------------------------------------------------


 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only broker-dealers or large institutional investors that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS            5 YEARS            10 YEARS
          $7,132              $26,949            $50,020            $116,318

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

-------------------------------------------------------------------------------
                    FIRST TRUST DB STRATEGIC VALUE INDEX FUND
-------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FDV            33733E104            AMEX                Deutsche Bank CROCI(R) US+ Index(TM)              CROCI
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Deutsche Bank CROCI(R) US+ Index(TM).

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by Deutsche Bank AG, London Branch, as Index Provider. The objective of the Index is to identify companies that may be undervalued based upon their "economic" price/earnings ratios. The Index is an equal-dollar weighted index which is intended to reflect the total return performance of the 40 stocks in the Selection Pool (as hereinafter defined) with the lowest positive CROCI Economic Price Earnings Ratios (as defined in "Additional Index Information"). The Selection Pool is determined by taking the 251 stocks with the highest market capitalization in the S&P 500(R) Index and then excluding from that initial pool of 251 stocks any stocks issued by financial companies. The S&P 500(R) Index is an equity index that includes the 500 leading companies in leading industries in the U.S. economy. The S&P 500(R) Index focuses on the large-cap segment of the market with over 80% coverage by market capitalization of U.S. equities. The 40 stocks selected are those having the lowest "economic" price/earnings ratio as described under "Additional Index Information." The Index (including the Selection Pool) is reconstituted on a monthly basis. The Index was constituted by the Index Provider on February 2, 2004 (the "Index Commencement Date"). The Index was initially determined to have a benchmark value of 1,000.00 at the close of trading on February 1, 1996. As of March 31, 2008, there were 40 stocks that comprised the Index.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Consumer Discretionary Sector Risk; and Energy Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

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                 FIRST TRUST DB STRATEGIC VALUE INDEX FUND - FDV
-------------------------------------------------------------------------------


ADDITIONAL INDEX INFORMATION
The CROCI Economic Price Earnings Ratio is the "economic" price/earnings ratio calculated based on a CROCI (cash return on capital invested) analysis. CROCI is an investment research discipline that makes in-depth adjustments to company financial statements in order to make their price/earnings ratios comparable across sectors as well as markets. CROCI is an application of the "residual income valuation model," which attempts to measure a company's ability to earn positive residual income or economic profits (returns that outweigh the company's cost of capital).

The Index and the CROCI Economic Price Earnings Ratio methodology have been developed by Deutsche Bank AG, London Branch, the Index Provider. The CROCI Valuation Group, a part of the research group of Deutsche Bank AG, London Branch, carries out the analysis and calculation of the CROCI Economic Price Earnings Ratios that form the basis of the Index.

Following the Index Commencement Date, on a monthly basis the Index Provider has reconstituted and will continue to reconstitute the Index and determine new component stocks of the Index. The stocks constituting the Index (each an "Index Constituent") will be equally weighted upon each Index reconstitution based on the U.S. dollar value of each stock included in the Index.

The Daily Index Closing Level will be calculated on each trading day by the AMEX (the "Index Calculation Agent") using the closing price and the weight of each Index Constituent (except in the case of a certain market disruption events). The Index is expressed in U.S. dollars. The current composition of the Index and its levels, including hypothetical levels prior to the Index Commencement Date calculated retrospectively by the Index Provider, are available on the website of the Index Calculation Agent.

CROCI VALUATION
The Index is constituted by reference to CROCI Economic Price Earnings Ratios determined for each stock in the Selection Pool. Such ratios are calculated through the application of a research methodology applied by the CROCI Valuation Group. Set forth below is a general explanation of the methodology currently used in calculating these ratios. It should not, however, be regarded as an exhaustive explanation of such research methodology. The methodology may be amended, including during the life of the Fund, as appropriate in light of generally recognized changes in the residual income valuation model applied by investment professionals using that model. The calculation of each CROCI Economic Price Earning Ratio is determined by the CROCI Valuation Group by reference to publicly available information, but adjusted on assumptions made by the CROCI Valuation Group. Such assumptions may subsequently prove not to have been correct. Furthermore, each CROCI Economic Price Earnings Ratio is determined based on historical information and is no guarantee of future results.

The "CROCI Economic Price Earnings Ratio" means, in respect of an Eligible Share (as defined below) in the Selection Pool and the first London business day of a month (a "Selection Date"), the economic price-earnings ratio for such stock determined by the CROCI Valuation Group on such Selection Date as (i) the quotient of (A) the trailing twelve-month Enterprise Value (as defined below) divided by (B) the trailing twelve-month Net Capital Invested (as defined below), divided by (ii) the trailing twelve-month Cash Return on Capital Invested (as defined below), in each case for such stock on such Selection Date. For example, if the Enterprise Value of an issuer is $20.0 billion, its Net Capital Invested is $10.0 billion and its Cash Return on Capital Invested is 10%, its CROCI Economic Price Earnings Ratio will be ($20.0 billion/$10.0 billion)/0.10 = 20.0.

"Eligible Share" means, in respect of a Selection Date, each stock in the Selection Pool that has a CROCI Economic Price Earnings Ratio for such Selection Date that is greater than zero; provided that certain stocks may be ineligible due to regulatory restrictions on research to which the Index Provider is subject (for example, the Index Provider may be in possession of material non-public information with respect to an issuer as a result of its other activities as a financial institution) or due to unavailability or potential unreliability of financial information on the issuer of the stocks.

The "Enterprise Value" of an issuer is calculated based on (i) its most recent month's average market capitalization, (ii) the value, as determined by the CROCI Valuation Group, of (A) any other equity capital and equity equivalents (including, but not limited to, options and in-the-money convertibles of the issuer) and (B) non-consolidated equity holdings, joint ventures and minority interests, in each case not represented in the market capitalization of the issuer, and (iii) such issuer's debt and debt equivalents (including, but not limited to, pension liabilities, provisioning and items such as advance payments). For example, if the market capitalization of an issuer is $10.0 billion, its other equity capital and capital equivalents and non-consolidated equity holdings, certain joint ventures and minority interests, in each case to the extent not represented in the market capitalization, are $3.0 billion and its debt and debt equivalents are $7.0 billion, its Enterprise Value will be $10.0 billion + $3.0 billion + $7.0 billion = $20.0 billion.

The "Net Capital Invested" means, in respect of an issuer, an amount as determined by the CROCI Valuation Group equal to the sum of the issuer's tangible fixed assets, intangible assets (including, but not limited to,

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                 FIRST TRUST DB STRATEGIC VALUE INDEX FUND - FDV
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research and development, leased assets and other depreciable intangible assets such as brands) and non-depreciable capital (including, but not limited to, net working capital), less accumulated depreciation, which resultant amount is then adjusted for inflation and represents the net, inflation-adjusted value of all cash spent on creating each such issuer's asset base. For example, if the sum of an issuer's tangible fixed assets, intangible assets and non-depreciable capital is $11.82 billion and the adjustment of such amount for inflation resulted in a 10% increase, and the issuer's accumulated depreciation is $3.0 billion, its Net Capital Invested will be ($11.82 billion x 1.10) - $3.0 billion = $10.0 billion.

"Cash Return of Capital Invested" or "CROCI" means, in respect of an issuer, the inflation-adjusted economic return on such issuer's assets as determined by the CROCI Valuation Group. For an issuer, the economic return is determined differently from the accounting return (as determined in accordance with relevant accounting statements) and is the discount rate which, when applied to the after-tax gross earnings of the issuer, causes the resultant figure to be equal to the weighted average of the total economic capital of the issuer. As used herein, "total economic capital" means, in respect of an issuer, the value, as determined by the CROCI Valuation Group, of the issuer's (i) tangible fixed assets; (ii) advertising and research and development costs (which are items that are normally expensed in the profit and loss account of an issuer's financial statements), which the CROCI Valuation Group deems to have an economic life longer than one year; and (iii) other economic assets that are excluded from the balance sheet, which currently includes leased assets. For example, if the gross after-tax earnings of an issuer are $2.17 billion and its inflation-adjusted total economic capital is $13.31 billion, the CROCI will be
0.10 or 10%, which is the discount rate required so that the value of gross after-tax earnings of $2.17 billion per year, assuming the economic life of these assets are 10 years, would be worth the total economic capital of $13.31 billion.

In calculating the Net Capital Invested and CROCI, adjustments for inflation are made by reference to the U.S. GDP Deflator published by the United States Department of Commerce, Bureau of Economic Analysis.

INDEX RECONSTITUTION
On each Selection Date, the Index Provider will select the Index Constituents that will replace the Index Constituents then constituting the Index from the Selection Pool. The reconstitution of the Index will take effect on the third trading day following the Selection Day (the "Index Reconstitution Day"). The selection procedure for the Index Constituents is as follows:

    (i) The CROCI Economic Price Earnings Ratio for each Eligible Share in the Selection Pool is determined by the CROCI Valuation Group.

    (ii) The Index Provider selects the 40 Eligible Shares with the lowest positive CROCI Economic Price Earnings Ratio as Index Constituents (with the Eligible Share with the higher Market Capitalization chosen in the case of ties).

    (iii) In the event that there are fewer than 40 Eligible Shares available for inclusion within the Index for the purposes of the Selection Date, then that number of Eligible Shares will be the only Index Constituents until the next Selection Date.

On each Index Reconstitution Day, after the closing prices of the previous and new Index Constituents have been published, the Index Provider shall determine the Weight for each new Index Constituent as equal to the quotient of (i) the Daily Index Closing Level on such Index Reconstitution Day divided by the number of new Index Constituents and (ii) the Closing price of such new Index Constituent on such Index Reconstitution Day. In general, the "Weight" means, for each Index Constituent on each trading day, the number of shares, or portion of a share, as applicable, of such Index Constituent contained in the Index on such trading day as calculated by the Index Calculation Agent.

INDEX CALCULATION
The "Daily Index Closing Level" will be calculated on each trading day (so long as certain disruption events do not occur), as the sum of the products of (a) the Weight for each Index Constituent and (b) the Closing price of such Index Constituent on such trading day. The Daily Index Closing Level shall be rounded to the nearest two decimal places, with 0.005 being rounded downwards.

Upon the occurrence of certain events such as suspensions, limitations or disruptions of trading on exchanges of shares, publications of market values or banking transactions, the Daily Index Closing Level will not be calculated; provided that if the event continues for a period of eight trading days then the Index Provider will calculate the Daily Index Closing Level based on the then prevailing market conditions, the last reported closing price of each relevant Index Constituent and such other conditions that the Index Provider determines relevant for the calculation of the Daily Index Closing Level.

If any change in law or regulations would make calculation of the Index illegal or materially change its economic terms, the Index Provider may modify the methodology of the Index to permit such calculation or prevent such material change.

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                 FIRST TRUST DB STRATEGIC VALUE INDEX FUND - FDV
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The Index Provider may also make modifications to the terms of or method of calculating the Index or its level to correct errors.

ADJUSTMENTS TO THE INDEX
Amounts used to calculate the Index are subject to adjustment under certain circumstances, as described below.

DIVIDENDS. Upon an Index Constituent going ex-dividend, its Weight will be increased to adjust for the impact of such dividend on the Closing price of such Index Constituent assuming that a percentage of such dividend intended to represent the after-tax amount thereof (currently assumed to be 85%) is reinvested into such Index Constituent.

DILUTIVE OR CONCENTRATIVE EVENTS. Upon certain events that may have dilutive or concentrative effects on the value of an Index Constituent, such as stock splits, reverse stock splits, reclassifications and extraordinary dividends and distributions, the Index Provider may make adjustments to the Weight of such Index Constituent or the formula for determining the Daily Index Closing Level to account for that effect.

EXTRAORDINARY EVENTS. If certain events such as a merger event, tender offer, de-listing, nationalization or insolvency occurs in relation to an Index Constituent, the Index Provider shall determine the appropriate adjustment, if any, to be made to the calculation of the Index.

ADJUSTMENTS TO THE S&P 500(R) INDEX. If the S&P 500(R) Index ceases to exist, is materially changed or is unavailable or unreliable, the Index Provider may select a successor Selection Pool portfolio to replace the S&P 500(R) Index or, if this is not feasible, make such determinations and/or adjustments as it considers appropriate until there is a suitable replacement portfolio.

Information regarding the methodology for calculating the Index is also found on the AMEX website (www.amex.com) under the symbol "CROCI." The AMEX website for the Index can also be accessed directly at http://www.amex.com/othProd/prodInf/OpPiIndMain.jsp?Product_Symbol=CROCI.

The AMEX publishes the changes to the Index on its website at www.amex.com on the second business day of each month. Two business days following the publishing of the new constituents, at the close of trading, the Index is reconstituted and rebalanced.

The updated values of the Index are distributed by the AMEX during trading hours (9:30 a.m. to 4:15 p.m. New York time) every 15 seconds through its quotation network to a variety of data vendors. In addition, delayed quotations of the Index are available on www.amex.com during regular trading hours.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance and a more specialized index. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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                 FIRST TRUST DB STRATEGIC VALUE INDEX FUND - FDV
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FIRST TRUST DB STRATEGIC VALUE INDEX FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 10.26%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -8.08%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 9.16% and -1.17%, respectively, for the quarters ended June 30, 2007 and September 30, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year   Since Inception
                                                               (7/6/2006)

  Returns Before Taxes                               10.26%       14.37%
  After Taxes on Distributions                        9.94%       14.03%
  After Taxes on Distributions and Sale of Shares     6.67%       12.08%
  S&P 500 Value Index*                                2.03%       10.02%
  S&P 500(R) Index**                                  5.49%       12.10%

  * The S&P 500 Value Index includes securities selected from the S&P 500(R) Index based on value criteria.

  **The S&P 500(R) Index includes 500 large cap companies in the leading industries of the U.S. economy representing approximately 75% of the U.S. equities market.


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.50%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.62%
       Total Annual Fund Operating Expenses                          1.12%
       Fee Waivers and Expense Reimbursement (4)                     0.47%
 Total Net Annual Fund Operating Expenses                            0.65%

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                 FIRST TRUST DB STRATEGIC VALUE INDEX FUND - FDV
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 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR              3 YEARS             5 YEARS           10 YEARS
       $66                 $335                $654              $1,559

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.65% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS             5 YEARS           10 YEARS
          $7,641              $34,505             $66,417           $156,902

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

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                  FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
-------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FDN            33733E302            AMEX             Dow Jones Internet Composite Index(SM)                DJINET
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM).

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by Dow Jones & Company, Inc., as Index Provider. The Index is designed to include only companies whose primary focus is Internet-related. To be eligible for inclusion in the Index, a company must generate at least 50% of its revenues from Internet commerce or services and must currently be included in the Dow Jones U.S. Index. The Index is divided between two types of Internet companies -- Internet commerce companies and Internet services companies. Internet commerce companies are defined as those that derive the majority of their revenues from providing goods or services through an open network, whereas Internet services companies are defined as those that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet. As of the date of this Prospectus, the Index includes 15 Internet commerce stocks and 25 Internet services stocks. Though the total stock number has remained at 40 since the Index's inception in February 1999, this number is not fixed, but rather may be raised as the market grows to cover at least 80% of market capitalization.

The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. To be eligible for inclusion, a stock issued through an initial public offering must have a minimum of three months' trading history. Spinoffs require this history only if the parent stock has been trading for less than three months.

An Index-eligible stock must also have:

   o Three-month average market capitalization of at least $100 million;
   o Three-month average closing price above $10 (for new components); and
   o Sufficient trading activity to pass liquidity tests.

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               FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND - FDN
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Index components are selected using an equally-weighted combination of market capitalization and trading volume (three-month averages for both factors). All stocks are ranked by float-adjusted market capitalization and then by share volume. The ranks are then summed in order to determine a company's score. Companies are then sorted in descending order of score and possible additions or deletions are determined by a company's position within either the Internet services sector or the Internet commerce sector.

The Index is weighted by market capitalization, except that a ceiling is imposed on very large stocks. A stock's market value is limited to no more than 10% of either the Dow Jones Internet Commerce Index or Dow Jones Internet Services Index. This limitation is reviewed and applied on the third Friday of each quarter-end, which means that it is possible for a stock to exceed 10% of either the Dow Jones Internet Commerce Index or Dow Jones Internet Services Index between review cycles.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; and Information Technology Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index was released by Dow Jones for circulation in February 1999. The composition of the Index is reviewed by Dow Jones quarterly and additions to or subtractions from the Index occur on the 3rd Friday of March, June, September and December, which may impact the relative weightings of the securities in the Index. Daily historical hypothetical Index values are calculated by Dow Jones and are available dating back to June 30, 1997. The base value of the Index was set at 100.00 as of the close of trading on June 30, 1998. The Index is weighted based on float-adjusted market capitalization. Float-adjusted capitalization reflects what Dow Jones believes to be the outstanding shares minus non-publicly held shares multiplied by the market price. Dow Jones believes that the use of float-adjusted capitalization results in companies with fewer publicly offered shares having a smaller weighting in the Index.

Currently, the Index consists of 40 common stocks. New components are not eligible to be displaced from the Index for a period of six months following their addition, except in cases of the companies being acquired. A non-component's score must rank 15th or higher in the Internet services sector and 10th or higher in the Internet commerce sector to be added. In such case, the lowest-ranking component will be deleted. A component ranking 45th or lower in the Internet services sector, or 25th or lower in the Internet commerce sector, will be deleted and replaced with the highest-ranking non-component. Dow Jones publishes the changes to the Index prior to the effective date of the change and on such effective date posts the changes on its website at www.djindexes.com. All replacement companies are selected based on the selection criteria set forth herein.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that Dow Jones no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

-------------------------------------------------------------------------------
               FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND - FDN
-------------------------------------------------------------------------------


Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 11.17%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -11.32%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 11.33% and -3.72%, respectively, for the quarters ended June 30, 2007 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year     Since Inception
                                                                  (6/19/2006)
  Returns Before Taxes                               11.17%         15.93%
  After Taxes on Distributions                       11.17%         15.93%
  After Taxes on Distributions and Sale of Shares     7.26%         13.61%
  S&P 500(R) Index*                                   5.49%         13.77%

  * The S&P 500(R) Index includes 500 large cap companies in the leading industries of the U.S. economy representing approximately 75% of the U.S. equities market.


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                                None
 Standard transaction fee per order (1)                               $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                                0.40%
       Distribution and Service (12b-1) Fees (3)                      0.00%
       Other Expenses                                                 0.30%
       Total Annual Fund Operating Expenses                           0.70%
       Fee Waivers and Expense Reimbursement (4)                      0.10%
 Total Net Annual Fund Operating Expenses                             0.60%

-------------------------------------------------------------------------------
               FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND - FDN
-------------------------------------------------------------------------------



 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS          10 YEARS
       $61                $254               $478             $1,122

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 Year              3 Years            5 Years         10 Years
          $7,132              $26,419            $48,801         $113,185

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

--------------------------------------------------------------------------------
              FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FDM            33718M105            AMEX               Dow Jones Select MicroCap Index(SM)                DJSM
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM). The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 80% of its assets in common stocks of U.S. micro-capitalization companies which are publicly traded in the United States. The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. These policies are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight another stock in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques or futures or other derivative instruments, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by Dow Jones & Company, Inc., as Index Provider. The Index is comprised of selected U.S. micro-capitalization companies chosen from all common stocks traded on the NYSE, the AMEX and NASDAQ(R) with limited partnerships excluded.

The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the NYSE, the AMEX and NASDAQ(R) (excluding limited partnerships) that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole.

All stocks traded on the NYSE are ranked by full market capitalization, and then are divided into deciles containing equal numbers of securities. Deciles nine and ten are defined as microcaps. All stocks traded on the NYSE, the AMEX and NASDAQ(R) whose market capitalizations are within or below the microcap range defined by the NYSE stocks are included in the selection universe.

Currently, the Index composition is determined by selecting stocks from the universe based on size, trading volume and financial indicators in the following manner:

1. Eliminate from the selection universe any securities that do not meet all three of the following criteria:

     o Within the top 1,000 stocks by full market capitalization
     o Within the top 1,000 stocks by three-month dollar volume
     o Within the top 1,500 stocks by one-month dollar volume

--------------------------------------------------------------------------------
           FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND - FDM
--------------------------------------------------------------------------------


2.Exclude stocks that rank within the bottom 20% of the filtered selection universe based on any one of the following factors:

     o Trailing P/E ratio (highest are excluded)
     o Trailing price/sales ratio (highest are excluded)
     o Per-share profit change for the previous quarter (lowest are excluded)
     o Operating profit margin (lowest are excluded)
     o Six-month total return (lowest are excluded)

Individual securities for which financial ratios or return data are not available are not subjected to the applicable screens. Accordingly, such securities will not be excluded from the Index merely because such data is not available.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; and Microcap Company RISK. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index was released by Dow Jones for circulation in June 2005. The composition of the Index is reviewed by Dow Jones annually in August and additions to or subtractions from the Index occurs following this annual review. The shares outstanding and float factors are reconsidered by Dow Jones quarterly in March, June, September and December which may impact the relative weightings of the securities in the Index. Daily historical hypothetical Index values are calculated by Dow Jones and are available dating back to August 31, 1992. The base value of the Index was set at 100.00 as of that date. The Index is weighted based on float-adjusted market capitalization dating back to May 3, 2004. Prior to that date, the Index is weighted based on full market capitalization. Float-adjusted capitalization reflects what Dow Jones believes to be the outstanding shares minus non-publicly held shares multiplied by the market price. Full market capitalization represents the outstanding shares multiplied by the market price. Dow Jones believes that the change to the use of a float-adjusted capitalization, rather than full market capitalization, provides a better way to measure a company's impact on the markets. So as a result, companies with fewer publicly offered shares will have a smaller weighting in the Index.

Currently, the Index will consist of a maximum of 1,000 common stocks, less the stocks within the bottom 20% of the filtered selection universe based on any one of the five factors provided in "Investment Objective, Strategies and Risks--Index Construction." As of March 31, 2008, the Index consisted of 247 stocks and the average and median market capitalizations of the companies included in the Index were approximately $400 million and $300 million, respectively. The market capitalizations of the companies in the Index ranged from approximately $100 million to $1.1 billion.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that Dow Jones no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past two years as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on

--------------------------------------------------------------------------------
           FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND - FDM
--------------------------------------------------------------------------------


distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2006                 15.69%
                       2007                 -6.02%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -9.93%.

During the two years ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 10.85% and -7.35%, respectively, for the quarters ended March 31, 2006 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year     Since Inception
                                                                  (9/27/2005)
  Returns Before Taxes                               -6.02%         5.47%
  After Taxes on Distributions                       -6.21%         5.32%
  After Taxes on Distributions and Sale of Shares    -3.91%         4.58%
  Russell 2000(R) Index*                             -1.56%         8.23%

  * The Russell 2000(R) Index consists of the 2000 smallest market cap stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. equities market.

--------------------------------------------------------------------------------
           FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND - FDM
--------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                             $1,500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.50%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.85%
       Total Annual Fund Operating Expenses                          1.35%
       Fee Waivers and Expense Reimbursement (4)                     0.75%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 Year             3 Years            5 Years          10 Years
       $61                $368               $739             $1,782

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,500 for the Fund (assuming between 201 to 300 different securities in a Creation
     Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units

--------------------------------------------------------------------------------
           FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND - FDM
--------------------------------------------------------------------------------


involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS            5 YEARS         10 YEARS
          $9,132              $39,845            $76,920         $181,217

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

-------------------------------------------------------------------------------
                         FIRST TRUST IPOX-100 INDEX FUND
-------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FPX            336920103            AMEX                      IPOX-100 U.S. Index                         IPXO
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX-100 U.S. Index. The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The 90% investment strategy is a non-fundamental policy and requires 60 days' prior written notice to shareholders before it can be changed. As a non-fundamental policy, the Board can change such policy without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by IPOX Schuster LLC, as Index Provider. The Index is a modified, value-weighted price index measuring the performance of the top U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") in the IPOX Global Composite Index. The Index is derived by ranking the applicable stocks by total market capitalization, which is the total number of shares outstanding times closing price. The inception date of the Index was January 3, 1989.

The IPOX Global Composite Index is a fully market capitalization-weighted index that is dynamically rebalanced and is constructed and managed to provide a broad and objective view of global aftermarket performance of IPOs and spin-offs in all world countries (emerging and developed). After applying initial screens, all eligible constituents enter on the close of the sixth trading day and remain in the IPOX Global Composite Index for a pre-determined 1000 trading days or approximately four years thereafter. The criteria applied to select constituents of the former IPOX Composite U.S. Index are now the criteria applied to select the U.S. constituents of the IPOX Global Composite Index.

See "Additional Index Information" for additional information regarding the Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Financials Sector Risk; Small Cap and Mid Cap Company Risk; IPO Risk; and Information Technology Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

-------------------------------------------------------------------------------
                      FIRST TRUST IPOX-100 INDEX FUND - FPX
-------------------------------------------------------------------------------


ADDITIONAL INDEX INFORMATION
IPOX is the creator of the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index measures the performance of the top 100 companies representing on average around 80% of the total market capitalization in the IPOX Global Composite Index.

The IPOX Global Composite Index is a fully market capitalization-weighted index which is dynamically rebalanced and is constructed and managed to providing a broad and objective view of global aftermarket performance of IPOs and spin-offs in all world countries (emerging and developed).

        o After applying initial screens, all eligible constituents enter on the close of the sixth trading day and remain in the index for a pre-determined 1000 trading days or approximately four years thereafter.

        o On any given day, the value of the IPOX Global Composite Index is the quotient of the total market capitalization of its constituents and its divisor. Continuity in the values of the IPOX Global Composite Index is maintained by adjusting the divisor for all changes in the constituents share capital after the base date. This includes additions and deletions to the index, rights issues, share buybacks and issuances, and spin-offs, etc. The divisor's time series is, in effect, a chronological summary of all changes affecting the base capital of the IPOX Global Composite Index. The divisor is adjusted such that the value of the IPOX Global Composite Index at an instant just prior to a change in base capital equals the value at an instant immediately following that change.

With its fixed number of constituents stocks, the Index pooled approximately $505.5 billion of U.S. stock market capitalization, as of April 17, 2008. The Index typically includes large IPOs. The Index is reconstituted quarterly to reflect changes in stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter with potential new companies entering the Index while other companies reach 1,000 days in the Index and automatically drop out. To ensure that certain diversification requirements are met, the weighting of the largest Index constituents is capped at 10% at the quarterly reconstitution event.

The Index provides average, rather than median, exposure to the performance of IPOs, once companies are public. This is interesting because of the well-known skewedness of the distribution of long-run IPO returns. The underlying and well-reported empirical features in IPOs make products benchmarked against the Index interesting for a number of market participants with varying investment horizons, such as the retail buy-and-hold community and high-net worth individuals seeking average IPO exposure, arbitrageurs, traders or index spreaders.

Information regarding the methodology for calculating the Index is also found on the IPOX website (www.ipoxschuster.com).

IPOX publishes the changes to the Index and posts the changes on its website at www.ipoxschuster.com two days prior to the effective date of any such change. All replacement companies are selected based on the selection criteria set forth herein.

The updated values of the Index are distributed by Standard & Poor's(R), a division of The McGraw-Hill Companies, Inc. ("S&P(R)") and NYSE Arca or ArcaEx during trading hours (8:30 a.m. to 3:15 p.m.) every 15 seconds through their quotation network to a variety of data vendors. In addition, delayed quotations of the Index are available on ww.ipoxschuster.com every five minutes during regular trading hours. S&P(R) acts as the calculation agent for the IPOX indices.

The Index is reviewed quarterly according to March, June, September and December Options and Futures Expiration Cycles. Specifically, on the close of the second Wednesday in the quarter, the constituents of the IPOX Global Composite Index are ranked by full market capitalization. The top 100 U.S constituents ranked by full market capitalization in the IPOX Global Composite Index trading within their 1,000th trading day anniversary on the stock market at the time of the forthcoming quarterly expiration are then declared new Index constituents. The newly adjusted Index membership list takes effect on the Monday following the third Friday of every quarter until the next reconstitution process.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that IPOX no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

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                      FIRST TRUST IPOX-100 INDEX FUND - FPX
-------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST IPOX-100 INDEX FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 14.53%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -14.39%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 7.70% and -0.85%, respectively, for the quarters ended June 30, 2007 and September 30, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year    Since Inception
                                                                 (4/12/2006)
  Returns Before Taxes                               14.53%         14.97%
  After Taxes on Distributions                       14.42%         14.91%
  After Taxes on Distributions and Sale of Shares     9.44%         12.78%
  Russell 3000(R) Index*                              5.24%          9.28%

  * The Russell 3000(R) Index is comprised of the 3000 largest (by market cap) and most liquid stocks based and traded in the U.S. representing approximately 98% of the U.S. equities market.

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                      FIRST TRUST IPOX-100 INDEX FUND - FPX
-------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.66%
       Total Annual Fund Operating Expenses                          1.06%
       Fee Waivers and Expense Reimbursement (4)                     0.46%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS          10 YEARS
       $61                $318               $623             $1,492

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units

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                      FIRST TRUST IPOX-100 INDEX FUND - FPX
-------------------------------------------------------------------------------


involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS            5 YEARS         10 YEARS
          $7,132              $32,762            $63,343         $150,234

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

-------------------------------------------------------------------------------
                       FIRST TRUST ISE CHINDIA INDEX FUND
-------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FNI            33733A102          NYSE Arca                   ISE ChIndia Index(TM)                       ICK
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM).

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed and owned by the International Securities Exchange, LLC, as Index Provider in consultation with S&P(R), which calculates and maintains the Index. The Index is a non-market capitalization weighted portfolio of 50 ADRs, ADSs and/or stocks selected from a universe of all listed ADRs, ADSs and/or stocks of companies from China and India currently trading on U.S. exchanges. ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a non-U.S. company. ADSs are vehicles for non-U.S. companies to list their equity shares on a U.S. exchange and are U.S. dollar denominated, and each share represents one or more underlying shares in a non-U.S. company. The inception date of the Index was April 3, 2007. As of March 31, 2008, there were 50 stocks that comprised the Index.

This Index is constructed in the following manner:

    1. Establish the universe of companies that are domiciled in either
       India or China and whose ADRs, ADSs and/or stocks are listed on a U.S. securities exchange.
    2. Remove companies that do not meet the Component Eligibility Requirements (as defined below).
    3. If a company has multiple share classes, include the most liquid issue for that company and remove the remaining classes. 4. Rank the stocks in descending order by unadjusted market capitalization. Assign a numerical score to each stock based on its rank (e.g., first stock gets a "1").
    5. Rank the stocks in descending order by the average daily value of shares traded for the past three months. Assign a numerical score to each stock based on its rank.
    6. Determine the "combined liquidity score" of each stock by adding the scores assigned during each ranking process above.

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                    FIRST TRUST ISE CHINDIA INDEX FUND - FNI
-------------------------------------------------------------------------------


    7. Within each country, rank the stocks by its "combined liquidity score."
    8. Select the top 25 stocks within each country by liquidity score. If less than 25 stocks are available for a country, then continue selecting stocks from the other country until a maximum of 50 stocks are selected.
    9. Weight the stocks according to the following methodology:
       a. Top three rank stocks in each country are weighted at 7% each;
       b. The next three stocks in each country are weighted at 4% each;
       c. The next three stocks in each country are weighted at 2% each;
          and
       d. The remaining stocks are then equally weighted.

The Component Eligibility Requirements for the Index are as follows:

         1. A candidate must qualify as a "reported security" as defined in Rule 11Aa3-1 under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and its common stock must be listed on the NYSE, AMEX or NASDAQ(R).
         2. The company must be domiciled in either India or China (excluding Taiwan).
         3. The company must be an operating company. Closed-end funds or exchange-traded funds are excluded.
         4. Each component security has a
            three-month average daily trading value of at least $1 million.
         5. Each
            component security has been listed for the last 60 consecutive days.
         6. Each component security has an unadjusted market capitalization of at least $250 million.

After the initial selection of securities, the Index is rebalanced on the application of the above model on a semi-annual basis.

See "Additional Index Information" for additional information regarding the Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; Information Technology Sector Risk; Non-U.S. Securities Risk; China Risk; and India Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index is calculated and maintained by S&P(R) based on a methodology developed by the Index Provider in consultation with S&P(R). Companies are added or removed by the Index Provider based on the methodology determined by the Index Provider.

The Index is calculated on a price and total return basis. The price component of the Index is calculated in real-time and disseminated in the Options Price Reporting Authority and market data window every day the U.S. equity markets are open. The total return component of the Index is calculated on an end-of-day basis. Both sets of values are available on ISE's website at www.iseoptions.com.

The Index has been created to provide investors with a performance benchmark of Chinese or Indian companies whose shares are available to investors in the United States. It is the intention that products based on the Index will help investors to quickly gain exposure to those emerging markets in a quick, affordable and convenient manner.

The Index uses a modified market capitalization-weighted methodology to create a more uniform weight distribution. This prevents a few large component stocks from dominating the Index but still promotes portfolio diversification by retaining the economic attributes of capitalization ranking. Semi-annual reviews and rebalancing events are used to reset the weighting of each component such that each component has a proportionate influence on the Index performance.

The Index contains 50 different component stocks. Companies may not apply, and may not be nominated, for inclusion in the Index. Companies are added or removed by the Index Provider based on the methodology described herein. Whenever possible, the Index Provider will publicly announce changes to the Index on its website at least five trading days in advance of the actual change.

-------------------------------------------------------------------------------
                    FIRST TRUST ISE CHINDIA INDEX FUND - FNI
-------------------------------------------------------------------------------


The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that S&P(R), using the methodology developed by the Index Provider, no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Fund.

WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                              None
 Standard transaction fee per order (1)                             $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                Up to 3 times
                                                                the standard
                                                                transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                              0.40%
       Distribution and Service (12b-1) Fees (3)                    0.00%
       Other Expenses (4)                                           0.36%
       Total Annual Fund Operating Expenses                         0.76%
       Fee Waivers and Expense Reimbursement (5)                    0.16%
 Total Net Annual Fund Operating Expenses                           0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS           10 YEARS
      $61                $265               $502              $1,184

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.

-------------------------------------------------------------------------------
                    FIRST TRUST ISE CHINDIA INDEX FUND - FNI
-------------------------------------------------------------------------------


 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) Expense information has been restated using current fees as if they had been in effect during the previous fiscal year in order to better reflect the expenses for the current fiscal year.
 (5) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS            5 YEARS         10 YEARS
          $7,132              $27,479            $51,238         $119,443

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

-------------------------------------------------------------------------------
                  FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
-------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FCG            33734J102          NYSE Arca              ISE-REVERE Natural Gas Index(TM)                 FUM
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM).

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed and owned by the International Securities Exchange, LLC, as Index Provider in consultation with S&P(R), which calculates and maintains the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of companies that are involved in the exploration and production of natural gas, screened by stock performance variables as well as statistical factors to optimize Index performance and ensure the Index has significant correlation to the price of natural gas. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The inception date of the Index was October 4, 2006. As of March 31, 2008, there were 30 stocks that comprised the Index.

The Index begins by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proved reserves are less than 50% of the candidate stock's total proved reserves using Barrels of Oil Equivalent
(BOE), an industry standard calculation, where 1 BOE = 6,000 cubic feet of gas. From this universe, the Index ranks all the candidate stocks using four different methods including price/earnings ratio, price/book ratio, return on equity and the correlation to the closing price of the spot-month Henry Hub natural gas futures contract traded on the New York Mercantile Exchange. The Index Provider then averages the rankings and selects the top 30 stocks based on the final rank. After the initial selection of securities, the Index is rebalanced on the application of the above model on a quarterly basis.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk;

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               FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND - FCG
-------------------------------------------------------------------------------


Energy Sector Risk; Natural Gas Sector Risk; and NonU.S. Securities Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index is calculated and maintained by S&P(R) based on a methodology developed by the Index Provider in consultation with S&P(R). Companies are added or removed by the Index Provider based on the methodology determined by the Index Provider.

The Index is calculated on a price and total return basis. The price component of the Index is calculated in real-time and disseminated in the Options Price Reporting Authority and market data window every day the U.S. equity markets are open. The total return component of the Index is calculated on an end-of-day basis. Both sets of values are available on the Index Provider's website at www.iseoptions.com.

The Index is comprised of companies that derive a substantial portion of their revenues from the exploration and production of natural gas. To be part of the Index, a company must meet component eligibility requirements. These requirements include the company being a "reported security" as defined in Rule 11Aa3-1 under the 1934 Act and have its common stock listed on the NYSE, NYSE Arca, AMEX or NASDAQ(R). Additionally the company must have a public float of at least 25% of the stock and must be an operating company.

To meet Index eligibility, the security must also satisfy market capitalization, liquidity and weighting concentration requirements. Each component security must have a market capitalization of at least $150 million, with trading volume of at least one million shares for each of the last six months, except that for each of the lowest weighted component securities in the Index that in aggregate account for no more than 10% of the weight of the Index, trading volume must have been at least 500,000 shares for each of the last six months. Average daily trading value over the past six months must also have been more than $1 million, and no single component security can represent more than 24% of the weight of the Index. The five highest weighted component securities may not in the aggregate account for more than 50% of the weight of the Index.

Components of the Index are float-adjusted to reflect the number of shares available to investors according to S&P(R)'s proprietary methodology. The float-adjusted number of shares is used during the component eligibility process, as described above, at initial component selection and at scheduled reviews.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that S&P(R), using the methodology developed by the Index Provider, no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Fund.

-------------------------------------------------------------------------------
               FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND - FCG
-------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses (4)                                            1.57%
       Total Annual Fund Operating Expenses                          1.97%
       Fee Waivers and Expense Reimbursement (5)                     1.37%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS          10 YEARS
       $61                $476               $983             $2,377

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) Expense information has been restated using current fees as if they had been in effect during the previous fiscal year in order to better reflect the expenses for the current fiscal year.
 (5) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.



CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem

-------------------------------------------------------------------------------
               FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND - FCG
-------------------------------------------------------------------------------


these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS            5 YEARS         10 YEARS
          $7,132              $48,632            $99,263         $238,682

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

--------------------------------------------------------------------------------
                        FIRST TRUST ISE WATER INDEX FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FIW            33733B100          NYSE Arca                    ISE Water Index(TM)                       HHO
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM).

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed and owned by the International Securities Exchange, LLC, as Index Provider in consultation with S&P(R), which calculates and maintains the Index. The Index is a modified market-cap weighted portfolio of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The inception date of the Index was November 20, 2006. As of March 31, 2008, there were 36 stocks that comprised the Index.

The Index begins by ranking all the publicly traded companies in the potable and wastewater industries by their unadjusted market capitalization. From this universe, the Index removes the candidate stocks that do not meet the component eligibility requirements. If a company has multiple share classes, the Index considers the most liquid issue for inclusion in the Index and removes the remaining classes. The Index selects the top 36 stocks remaining by market capitalization. When the Index is initially configured or reconfigured (as noted below), the Index adjusts the assigned shares of the component stocks such that the weights conform to the following schedule:
         1.   Assign a weight of 4.00% to stocks 1-10.
         2.   Assign a weight of 3.50% to stocks 11-15.
         3.   Assign a weight of 3.00% to stocks 16-20.
         4.   Assign a weight of 2.00% to stocks 21-30.
         5.   Assign a weight of 1.25% to stocks 31-36.

After the initial selection of securities, the Index is rebalanced on the application of the above model on a semi-annual basis. The holdings of the Fund and the composition and compilation methodology of the Index will be available on the Fund's website at www.ftportfolios.com.

See "Additional Index Information" for additional information regarding the Index.

--------------------------------------------------------------------------------
                     FIRST TRUST ISE WATER INDEX FUND - FIW
--------------------------------------------------------------------------------


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; Industrials Sector Risk; Water Sector Risk; and NonU.S. Securities Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index is calculated and maintained by S&P(R) based on a methodology developed by the Index Provider in consultation with S&P(R). Companies are added or removed by the Index Provider based on the methodology determined by the Index Provider.

The Index is calculated on a price and total return basis. The price component of the Index is calculated in real-time and disseminated in the Options Price Reporting Authority and market data window every day the U.S. equity markets are open. The total return component of the Index is calculated on an end-of-day basis. Both sets of values are available on the Index Provider's website at www.iseoptions.com.

The Index is comprised of companies that derive a substantial portion of their revenues from the potable and wastewater industries. To be part of the Index, a company must meet component eligibility requirements. These requirements include the company being a "reported security" as defined in Rule 11Aa3-1 under the 1934 Act and have its common stock listed on the NYSE, NYSE Arca, AMEX or NASDAQ(R). Additionally the company must have a public float of at least 25% of the stock and must be an operating company.

To meet Index eligibility, the security must also satisfy market capitalization, liquidity and weighting concentration requirements. Each component security must have a market capitalization of at least $100 million, with trading volume of at least one million shares for each of the last six months, except that for each of the lowest weighted component securities in the Index that in aggregate account for no more than 10% of the weight of the Index, trading volume has been at least 500,000 shares for each of the last six months. The lesser of the five highest weighted component securities in the index or the highest weighted component securities in the Index that in aggregate represent at least 30% of the total number of component securities in the Index each must have had an average monthly trading volume of at least 2,000,000 shares over the past six months and no single component security can represent more than 24% of the weight of the Index. The five highest weighted component securities may not in the aggregate account for more than 50% of the weight of the Index.

Components of the Index are float-adjusted to reflect the number of shares available to investors according to S&P's proprietary methodology. The float-adjusted number of shares is used during the component eligibility process, as described above, at initial component selection and at scheduled reviews.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that S&P(R), using the methodology developed by the Index Provider, no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Fund.

--------------------------------------------------------------------------------
                     FIRST TRUST ISE WATER INDEX FUND - FIW
--------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses (4)                                            1.03%
       Total Annual Fund Operating Expenses                          1.43%
       Fee Waivers and Expense Reimbursement (5)                     0.83%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS          10 YEARS
       $61                $382               $771             $1,861

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) Expense information has been restated using current fees as if they had been in effect during the previous fiscal year in order to better reflect the expenses for the current fiscal year.
 (5) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem

--------------------------------------------------------------------------------
                     FIRST TRUST ISE WATER INDEX FUND - FIW
--------------------------------------------------------------------------------


these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS            5 YEARS         10 YEARS
          $7,132              $39,243            $78,093         $187,080

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

--------------------------------------------------------------------------------
           FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FDL            336917109            AMEX             Morningstar(R) Dividend Leaders(SM) Index            MDL
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index. The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The 90% investment strategy is a non-fundamental policy and requires 60 days' prior written notice to shareholders before it can be changed. As a non-fundamental policy, the Board can change such policy without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by Morningstar, Inc., as Index Provider. The inception date of the Index was June 30, 1997. The objective of the Index is to offer investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (the NYSE, AMEX or NASDAQ(R)) that have been selected through the application of Morningstar's proprietary multi-step screening process.

The securities selected for the Index are determined by a proprietary screening model developed by Morningstar. Morningstar has established the investable universe of the securities that may be included in the Index and Index eligibility. The investable universe and Index eligibility criteria are applied in the sequence in which they appear below. Each criterion is applied only to the "survivors" of the criteria applied previously.

INVESTABLE UNIVERSE
To qualify for inclusion in the investable universe, a security must meet the following criteria:

         1. It must trade on one of the three major exchanges--the NYSE, AMEX or NASDAQ(R);
         2. The issuing company's country of domicile should be the United States or the issuing company's primary stock market activities are carried out in the United States;
         3. Securities that have more than 10 non-trading days in the prior quarter are excluded;
         4. The following security types do not qualify:
            o ADRs and ADSs
            o Fixed-dividend shares

--------------------------------------------------------------------------------
        FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND - FDL
--------------------------------------------------------------------------------


            o Convertible notes, warrants and rights
            o Tracking stocks
            o Limited partnerships and holding companies.

INDEX ELIGIBILITY
To qualify for inclusion in the Index, a security's liquidity score must be among the top 75% of the companies in the investable universe. A security's liquidity score is the average of its ranks on each of the following measures:

       1. The average monthly trading volume in $US during the six calendar months immediately prior to reconstitution or, in the case of corporate entities younger than six months, since the security was first issued (partial month periods are prorated by number of trading days in the month); and
       2. The lowest two months' total trading volume during the six calendar months immediately prior to reconstitution (the months need not be sequential).

Additionally, all eligible securities must meet all of the following criteria:

       1.   Company dividends are "qualified income";
       2. Company should have a 5-year dividend growth greater than or equal to 0; and
       3. Company should have a coverage ratio greater than 1.0. Coverage ratio equals the one year forecast of earnings per share for a security divided by the indicated dividend per share.

After the above criteria are applied, the top 100 stocks by indicated dividend yield are selected for inclusion in the Index. The higher coverage ratio breaks all ties. The Index is weighted according to the dividends paid to investors by each company. Therefore, the available dividend dollar value is the product of the security's shares outstanding, indicated dividend per share, and free float factor. Free float factor is the percentage of shares that are readily available for trading in the market after block ownership and restricted shares are subtracted from the total number of shares outstanding. Morningstar makes adjustments to the Index weighting when a single constituent's weighting exceeds the maximum weight allowed (as established by regulatory or tax limits). In such instances, the excess weight is distributed among the remaining constituents.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Financials Sector Risk; and Small Cap and Mid Cap Company Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index's base market value at inception (June 30, 1997) was 1,000. The Index values are calculated once a day at the close of business; however, Index values are not calculated when U.S. exchanges are closed. The Index is reconstituted--i.e., the Index membership is reset--once annually, on the Monday following the third Friday of June. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day's closing when the Index values have been determined. The Index is rebalanced--i.e., the number of free float shares and the indicated dividend per share of each constituent are adjusted--four times annually. Adjustments are made on the Monday following the third Friday of March, June, September and December. If the Monday is a holiday, rebalancing occurs on the Tuesday immediately following. Rebalancing is carried out after the day's closing index values have been determined. Market data used for rebalancing is from the last trading day of the first month of each quarter. The Index constituent float factors and shares outstanding updates are announced at rebalancing. Information regarding the methodology for calculating the Index is also found on the Morningstar website (www.morningstar.com).

Companies are removed from the Index primarily due to mergers/acquisitions and bankruptcies. A component security may also be removed from the Index if it is no longer trading on the respective stock exchange.

--------------------------------------------------------------------------------
        FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND - FDL
--------------------------------------------------------------------------------


The updated values of the Index are distributed by Dow Jones during trading hours (8:30 a.m. to 3:15 p.m.) every 15 seconds through its quotation network to a variety of data vendors. In addition, delayed quotations of the Index are available on Bloomberg every 15 minutes during regular trading hours.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that Morningstar no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 -10.64%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -10.86%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 1.48% and -11.15%, respectively, for the quarters ended June 30, 2007 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
        FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND - FDL
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                      1 Year    Since Inception
                                                                   (3/9/2006)

  Returns Before Taxes                               -10.64%         4.30%
  After Taxes on Distributions                       -11.85%         2.97%
  After Taxes on Distributions and Sale of Shares     -6.84%         2.93%
  S&P 500(R) Index*                                    5.49%        10.26%

  * The S&P 500(R) Index includes 500 large cap companies in the leading industries of the U.S. economy representing approximately 75% of the U.S. equities market.


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.30%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.38%
       Total Annual Fund Operating Expenses                          0.68%
       Fee Waivers and Expense Reimbursement (4)                     0.23%
 Total Net Annual Fund Operating Expenses                            0.45%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS           10 YEARS
       $46                $230               $449              $1,082

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.

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        FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND - FDL
--------------------------------------------------------------------------------


     (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.45% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.45% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 YEAR              3 YEARS            5 YEARS           10 YEARS
          $5,602              $23,979            $45,944           $109,172

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

--------------------------------------------------------------------------------
              FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       QQEW           337344105           NASDAQ(R)             NASDAQ-100 Equal Weighted Index(SM)              NDXE
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM). The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The 90% investment strategy is a non-fundamental policy and requires 60 days' prior written notice to shareholders before it can be changed. As a non-fundamental policy, the Board can change such policy without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by NASDAQ(R), as Index Provider. The NASDAQ-100 Equal Weighted Index(SM) is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on NASDAQ(R) based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R) but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The inception date of the Index was June 20, 2005. On March 31, 2008, there were 100 stocks that comprised the Index.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; and Information Technology Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index is the equal-weighted version of the NASDAQ-100 Index(R) and represents the largest non-financial domestic and international securities listed on NASDAQ(R). The NASDAQ-100 Index(R) is calculated under a modified capitalization-weighted methodology.

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           FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND - QQEW
--------------------------------------------------------------------------------


INITIAL ELIGIBILITY CRITERIA*
To be eligible for initial inclusion in the Index, a security must be listed on NASDAQ(R) and meet the following criteria:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);
   o the security must be of a non-financial company;
   o the security may not be issued by an issuer currently in bankruptcy proceedings;
   o the security must have average daily trading volume of at least 200,000 shares;
   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S.;
   o only one class of security per issuer is allowed;
   o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible;
   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn;
   o the issuer of the security must have "seasoned" on NASDAQ(R) or another recognized market (generally, a company is considered to be seasoned if it has been listed on a market for at least two years; in the case of spin-offs, the operating history of the spin-off will be considered); and
   o if the security would otherwise qualify to be in the top 25% of the securities included in the Index by market capitalization for the six prior consecutive month-ends, then a one-year "seasoning" criterion would apply.

CONTINUED ELIGIBILITY CRITERIA*
To be eligible for continued inclusion in the Index, the following criteria apply:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);
   o the security must be of a non-financial company;
   o the security may not be issued by an issuer currently in bankruptcy proceedings;
   o the security must have average daily trading volume of at least 200,000 shares (measured annually during the ranking review process);
   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S. (measured annually during the ranking review process);
   o the security must have an adjusted market capitalization equal to or exceeding 0.10% of the aggregate adjusted market capitalization of the Index at each month-end. In the event a company does not meet this criterion for two consecutive month-ends, it will be removed from the Index effective after the close of trading on the third Friday of the following month; and
   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn.

In administering the Index, NASDAQ(R) will exercise reasonable discretion as it de ems appropriate.

NASDAQ-100 INDEX(R) RANKING REVIEW
Except under extraordinary circumstances that may result in an interim evaluation, NASDAQ-100 Index(R) composition is reviewed on an annual basis as follows (such evaluation is referred to herein as the "Ranking Review"). Securities listed on NASDAQ(R) which meet the applicable eligibility criteria (above) are ranked by market value. NASDAQ-100 Index(R)-eligible securities which are already in the NASDAQ-100 Index(R) and which are ranked in the top 100 eligible securities (based on market value) are retained in the NASDAQ-100 Index.(R) A security that is ranked 101 to 125 is also retained, provided that such security was ranked in the top 100 eligible securities as of the previous Ranking Review. Securities not meeting such criteria are replaced. The replacement securities chosen are those NASDAQ-100 Index(R)-eligible securities not currently in the NASDAQ-100 Index(R) that have the largest market capitalization. The data used in the ranking includes end of October NASDAQ(R) market data and is updated for total shares outstanding submitted in a publicly filed Securities and Exchange Commission document via EDGAR through the end of November.

-------------------
 * For the purposes of Index eligibility criteria, if the security is a depositary receipt representing a security of a non-U.S. issuer, then references to the "issuer" are references to the issuer of the underlying security.

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           FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND - QQEW
--------------------------------------------------------------------------------


Generally, the list of annual additions and deletions is publicly announced via a press release in the early part of December. Replacements are made effective after the close of trading on the third Friday in December. Moreover, if at any time during the year a NASDAQ-100 Index(R) security is determined by NASDAQ(R) to become ineligible for continued inclusion in the NASDAQ-100 Index(R) based on the Continued Eligibility Criteria (above), the security will be replaced with the largest market capitalization security not currently in the NASDAQ-100 Index(R) and meeting the Initial NASDAQ-100 Index(R) eligibility criteria listed above.

In addition to the Ranking Review, the securities in the NASDAQ-100 Index(R) are monitored every day by NASDAQ(R) with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions, or other corporate actions. NASDAQ(R) has adopted the following weight adjustment procedures with respect to such changes. Changes in total shares outstanding arising from stock splits, stock dividends, or spin-offs are generally made to the NASDAQ-100 Index(R) on the evening prior to the effective date of such corporate action. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5.0%, the change will be made as soon as practicable, normally within ten (10) days of such action. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September, and December.

INDEX CALCULATION
The Index is an equal-weighted index. The value of the Index equals the aggregate value of the Index share weights, also known as the Index shares, of each of the Index securities multiplied by each such security's NASDAQ(R) Official Closing Price ("NOCP"), divided by the divisor. The divisor serves the purpose of scaling such aggregate index value to a lower order of magnitude which is more desirable for Index reporting purposes. If trading in an Index security is halted while the market is open, the last NASDAQ(R) traded price for that security is used for all index computations until trading resumes. If trading is halted before the market is open, the previous day's NOCP is used. The Index began on June 20, 2005 at a base value of 1000.00.

The formula for Index value is as follows:
         Aggregate Adjusted Market Value/Divisor

The formula for the Divisor is as follows:
         (Market Value after Adjustments/Market Value before Adjustments) X Divisor before Adjustments

The Index is generally calculated without regard to cash dividends on component securities.

The Index is calculated using NASDAQ(R) prices (not consolidated) during the day (from 09:30:15 to 16:01:30) and the NOCP for the close. The Index is disseminated every 15 seconds from 09:30:15 to 17:16:00 Eastern time through the NASDAQ Index Dissemination Services(SM). The closing value of the Index may change up until 17:15:00 Eastern time due to corrections to the NOCP of the component securities.

INDEX MAINTENANCE
The Index is rebalanced quarterly such that each security is set at a weight of 1.00% of the Index. Index share changes are not made during the quarter however changes arising from stock splits and stock dividends are made to the Index on the evening prior to the effective date of such corporate action. In the case of spin-offs of component securities, the price of the security will be adjusted and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change. In the case of a special cash dividend or rights issuance, NASDAQ(R) will determine on an individual basis whether to make a change to the price of an Index security. If it is determined that a change will be made, it will become effective on the ex-date and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change. If a component of the NASDAQ-100 Index(R) changes, the new security will assume the weight of the removed security on the effective date.

INDEX REBALANCING
The Index is rebalanced quarterly such that each security is initially set at a weight of 1.00% of the Index at the time of calculation. The quarterly Index shares are based upon the aggregate capitalization of the Index at the close of trading on the Tuesday in the week immediately preceding the week of the third Friday in March, June, September, and December. Changes to the Index shares will be made effective after the close of trading on the third Friday in March, June, September and December and an adjustment to the divisor will be made to ensure continuity of the Index.

In administering the Index, NASDAQ(R) will exercise reasonable discretion as it deems appropriate. Information regarding the methodology for calculating the Index is also found on the NASDAQ(R) website (www.nasdaq.com).

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           FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND - QQEW
--------------------------------------------------------------------------------


The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that NASDAQ(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 9.74%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -12.59%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 8.39% and -5.92%, respectively, for the quarters ended June 30, 2007 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year     Since Inception
                                                                  (4/19/2006)
  Returns Before Taxes                                9.74%          5.99%
  After Taxes on Distributions                        9.74%          5.99%
  After Taxes on Distributions and Sale of Shares     6.33%          5.10%
  NASDAQ-100(R) Index*                               19.24%         11.99%

  * The NASDAQ-100(R) Index includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ(R) based on market capitalization.

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           FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND - QQEW
--------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.55%
       Total Annual Fund Operating Expenses                          0.95%
       Fee Waivers and Expense Reimbursement (4)                     0.35%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS          10 YEARS
       $61                $298               $579             $1,380

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units

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           FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND - QQEW
--------------------------------------------------------------------------------


involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

       1 YEAR              3 YEARS            5 YEARS            10 YEARS
       $7,132              $30,828            $58,920            $139,040

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

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--------------------------------------------------------------------------------
            FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       QQXT           33733E401           NASDAQ              NASDAQ-100 Ex-Tech Sector Index(SM)               NDXX
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM).

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by NASDAQ(R), as Index Provider. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark ("ICB") classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The inception date of the Index was February 22, 2006 and the inception date of the NASDAQ-100 Index(R) was January 31, 1985. The Index began with a base value of 1000.00. As of March 31, 2008, the Index was comprised of 61 component securities.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; and Consumer Discretionary Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index contains the securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the ICB classification system. Please note that whether a company is considered to be "non-technology" for purposes of being included in the Index will be exclusively determined by NASDAQ(R) without regard to the Fund. In addition, such classifications may not necessarily be


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applicable for the financial statements prepared by the Fund or certain other purposes. The Index is generally calculated without regard to cash dividends on component securities.

NASDAQ-100 INDEX(R) INITIAL ELIGIBILITY CRITERIA*
To be eligible for initial inclusion in the NASDAQ-100 Index(R), a security must be listed on NASDAQ(R) and meet the following criteria:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);
   o the security must be of a non-financial company;
   o the security may not be issued by an issuer currently in bankruptcy proceedings;
   o the security must have average daily trading volume of at least
     200,000 shares;
   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S.;
   o only one class of security per issuer is allowed;
   o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible;
   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn; o the issuer of the security must have "seasoned" on NASDAQ(R) or another recognized market (generally, a company is considered to be seasoned if it has been listed on a market for at least two years; in the case of spin-offs, the operating history of the spin-off will be considered); and
   o if the security would otherwise qualify to be in the top 25% of the securities included in the NASDAQ-100 Index(R) by market capitalization for the six prior consecutive month-ends, then a one-year "seasoning" criterion would apply.

NASDAQ-100 INDEX(R) CONTINUED ELIGIBILITY CRITERIA*
To be eligible for continued inclusion in the NASDAQ-100 Index(R), the following criteria apply:

   o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);
   o the security must be of a non-financial company;
   o the security may not be issued by an issuer currently in bankruptcy proceedings;
   o the security must have average daily trading volume of at least 200,000 shares (measured annually during the ranking review process);
   o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S. (measured annually during the ranking review process);
   o the security must have an adjusted market capitalization equal to or exceeding 0.10% of the aggregate adjusted market capitalization of the NASDAQ-100 Index(R) at each month-end. In the event a company does not meet this criterion for two consecutive month-ends, it will be removed from the NASDAQ-100 Index(R) effective after the close of trading on the third Friday of the following month; and
   o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn.

In administering the NASDAQ-100 Index(R), NASDAQ(R) will exercise reasonable discretion as it deems appropriate.

* For the purposes of NASDAQ-100 Index(R) eligibility criteria, if the security is a depositary receipt representing a security of a non-U.S. issuer, then references to the "issuer" are references to the issuer of the underlying security.

NASDAQ-100 EX-TECH SECTOR INDEX(SM) ELIGIBILITY
The Index contains securities of the NASDAQ-100 Index(R) not classified as "technology" according to ICB. The eligibility for the Index is determined in a two-step process and the security has to meet both criteria in order to become eligible for the Index.


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       1.   The security must be part of the NASDAQ-100 Index(R), which includes 100 of the largest domestic and international non-financial securities listed on NASDAQ(R) and is re-ranked annually.
       2. The security must not be classified as "technology" according to ICB.

NASDAQ-100 EX-TECH SECTOR INDEX(SM) MAINTENANCE
The Index is rebalanced quarterly such that each security is set at an equal weight of the Index. Index share changes are not made during the period. However changes arising from stock splits, stock dividends are made to the Index on the evening prior to the effective date of such corporate action. In the case of spin-offs of component securities, the price of the security will be adjusted and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change.

In the case of a special cash dividend or rights issuance, NASDAQ(R) will determine on a case-by-case basis whether to make a change to the price and/or Index components in accordance with its Index dividend policy. If it is determined that a change will be made, it will become effective on the ex-dividend date and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change. Component changes to the Index will be handled in the following manner:

       1. If a component of the NASDAQ-100 Index(R) that is not classified as "technology" according to ICB is removed from the NASDAQ-100 Index(R), it will also be removed from the Index and as such if the replacement security being added to the NASDAQ-100 Index(R) is not classified as "technology" according to ICB, it will be added to the Index and will assume the weight of the removed security on the effective date;
       2. If a component of the NASDAQ-100 Index(R) that is classified as "technology" according to ICB is removed and the replacement security being added to the NASDAQ-100 Index(R) is not classified as "technology" according to ICB, the replacement security will be added to the Index at the next quarterly rebalancing; however, if the security change is not announced prior to the close of business of the Tuesday in the week immediately preceding the third Friday, the security's addition to the Index will be made in the following quarterly rebalance; and
       3. If a component of the NASDAQ-100 Index(R) that is not classified as "technology" according to ICB is removed from the NASDAQ-100 Index(R) and the replacement security being added to the NASDAQ-100 Index(R) is classified as "technology" according to ICB, the security will be removed from the Index and the divisor of the Index will be adjusted to ensure Index continuity.

NASDAQ-100 EX-TECH SECTOR INDEX(SM) REBALANCING
The Index is rebalanced quarterly such that each security is initially set at an equal weight of the Index at the time of calculation. Equal weights are based upon the aggregate capitalization of the Index, incorporating quarterly changes for the NASDAQ-100 Index(R), and the corresponding last sale price of the security at the close of trading on the Tuesday in the week immediately preceding the week of the third Friday in March, June, September, and December. Changes to the Index shares will be made effective after the close of trading on the third Friday in March, June, September and December.

In administering the Index, NASDAQ(R) will exercise reasonable discretion as it deems appropriate.

Information regarding the methodology for calculating the Index is also found on the NASDAQ(R) website (www.nasdaq.com). The Fund expects to make changes to its portfolio shortly after changes to the Index are released to the public via the NASDAQ(R) website. Investors will be able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that NASDAQ(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Fund's Shares are delisted.

HOW THE FUND HAS PERFORMED
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Fund.


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WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses (4)                                            2.05%
       Total Annual Fund Operating Expenses                          2.45%
       Fee Waivers and Expense Reimbursement (5)                     1.85%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS           5 YEARS           10 YEARS
       $61                $559              $1,167            $2,815

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) Expense information has been restated using current fees as if they had been in effect during the previous fiscal year in order to better reflect the expenses for the current fiscal year.
 (5) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard


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Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 Year              3 Years           5 Years          10 Years
          $7,132              $56,909           $117,732         $282,458

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


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
---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       QTEC           337345102           NASDAQ            NASDAQ-100 Technology Sector Index(SM)             NDXT
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM). The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The 90% investment strategy is a non-fundamental policy and requires 60 days' prior written notice to shareholders before it can be changed. As a non-fundamental policy, the Board can change such policy without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by NASDAQ(R), as Index Provider. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on NASDAQ(R) based on market capitalization. The inception date of the Index was February 22, 2006 and the inception date of the NASDAQ-100 Index(R) was January 1, 1985. On March 31, 2008, there were 39 stocks that comprised the Index.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; and Information Technology Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The Index contains the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the ICB classification system.


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NASDAQ-100 INDEX(R) INITIAL ELIGIBILITY CRITERIA*
To be eligible for initial inclusion in the NASDAQ-100 Index(R), a security must be listed on NASDAQ(R) and meet the following criteria:

     o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);
     o the security must be of a non-financial company;
     o the security may not be issued by an issuer currently in bankruptcy proceedings;
     o the security must have average daily trading volume of at least 200,000 shares;
     o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S.;
     o only one class of security per issuer is allowed;
     o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible;
     o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn; o the issuer of the security must have "seasoned" on NASDAQ(R) or another recognized market (generally, a company is considered to be seasoned if it has been listed on a market for at least two years; in the case of spin-offs, the operating history of the spin-off will be considered); and
     o if the security would otherwise qualify to be in the top 25% of the securities included in the NASDAQ-100 Index(R) by market capitalization for the six prior consecutive month-ends, then a one-year "seasoning" criterion would apply.

NASDAQ-100 INDEX(R) CONTINUED ELIGIBILITY CRITERIA*
To be eligible for continued inclusion in the NASDAQ-100 Index(R), the following criteria apply:

     o the security's U.S. listing must be exclusively on NASDAQ(R) (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing);
     o the security must be of a non-financial company;
     o the security may not be issued by an issuer currently in bankruptcy proceedings;
     o the security must have average daily trading volume of at least 200,000 shares (measured annually during the ranking review process);
     o if the issuer of the security is organized under the laws of a jurisdiction outside the U.S., then such security must have listed options on a recognized options market in the U.S. or be eligible for listed-options trading on a recognized options market in the U.S. (measured annually during the ranking review process);
     o the security must have an adjusted market capitalization equal to or exceeding 0.10% of the aggregate adjusted market capitalization of the NASDAQ-100 Index(R) at each month-end. In the event a company does not meet this criterion for two consecutive month-ends, it will be removed from the NASDAQ-100 Index(R) effective after the close of trading on the third Friday of the following month; and
     o the issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn.

In administering the NASDAQ-100 Index(R), NASDAQ(R) will exercise reasonable discretion as it deems appropriate.

INDEX CALCULATION
The Index is an equal-weighted index. The value of the Index equals the aggregate value of the Index share weights, also known as the Index shares, of each of the Index securities multiplied by each such security's last sale price, if during the trading day, or the NOCP, if at the end of the trading day, divided by the divisor. The divisor serves the purpose of scaling such aggregate index value to a lower order of magnitude which is more desirable for Index reporting purposes. If trading in a Index security is halted while the market is open, the last NASDAQ(R) traded price for that security is used for all Index computations until trading resumes. If trading is halted before the market is open, the previous day's NOCP is used. The Index began on February 22, 2006 at a base value of 1000.00.

-------------------
 * For the purposes of NASDAQ-100 Index(R) eligibility criteria, if the security is a depositary receipt representing a security of a non-U.S. issuer, then references to the "issuer" are references to the issuer of the underlying security.


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The formula for Index value is as follows:
              Aggregate Adjusted Market Value/Divisor

The formula for the Divisor is as follows:
              (Market Value after Adjustments/Market Value before Adjustments) X Divisor before Adjustments

The Index is generally calculated without regard to cash dividends on component securities.

The Index is calculated using NASDAQ(R) prices (not consolidated) during the day (from 09:30:15 to 16:01:30) and the NOCP for the close. The Index is disseminated every 15 seconds from 09:30:15 to 17:16:00 ET through the NASDAQ Index Dissemination Services(SM) (NIDS(SM)). The closing value of the Index may change up until 17:15:00 ET due to corrections to the NOCP of the component securities.

INDEX ELIGIBILITY
The Index contains securities of the NASDAQ-100 Index(R) classified as "technology" according to ICB. The eligibility for the Index is determined in a two step process and the security has to meet both criteria in order to become eligible for the Index.

       1. The security must be part of the NASDAQ-100 Index(R), which includes 100 of the largest domestic and international non-financial securities listed on NASDAQ(R) and is re-ranked annually.
       2.   The security must be classified as "technology" according to ICB.

INDEX MAINTENANCE
The Index is rebalanced quarterly such that each security is set at an equal weight of the Index. Index share changes are not made during the period. However changes arising from stock splits, stock dividends are made to the Index on the evening prior to the effective date of such corporate action. In the case of spin-offs of component securities, the price of the security will be adjusted and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change.

In the case of a special cash dividend or rights issuance, NASDAQ(R) will determine on an individual basis whether to make a change to the price and/or index shares of a Index security in accordance with NASDAQ(R) Index dividend policy. If it is determined that a change will be made, it will become effective on the morning of the ex-date and a corresponding adjustment will be made to the Index shares of the security such that the weight of the security in the Index will not change. Component changes to the Index will be handled in the following manner:

       1. If a component of the NASDAQ-100 Index(R) that is classified as "technology" according to ICB is removed from the NASDAQ-100 Index(R), it will also be removed from the Index and as such if the replacement security being added to the NASDAQ-100 Index(R) is classified as "technology" according to ICB it will be added to the Index and will assume the weight of the removed security on the effective date;
       2. If a component of the NASDAQ-100 Index(R) that is not classified as "technology" according to ICB is removed and the replacement security being added to the NASDAQ-100 Index(R) is classified as "technology" according to ICB, the replacement security will be added to the Index at the next quarterly rebalancing; however, if the security change is not announced prior to the close of business of the Tuesday before the third Friday, the security's addition to the Index will be made in the following quarterly rebalance; and
       3. If a component of the NASDAQ-100 Index(R) that is classified as "technology" according to ICB is removed from the NASDAQ-100 Index(R) and the replacement security being added to the NASDAQ-100 Index(R) is not classified as "technology" according to ICB, the security will be removed from the Index and the divisor of the Index will be adjusted to ensure Index continuity.

INDEX REBALANCING
The Index is rebalanced quarterly such that each security is initially set at an equal weight of the Index at the time of calculation. Equal weights are based upon the aggregate capitalization of the Index, incorporating quarterly changes for the underlying index, and the corresponding NOCP of the security at the close of trading on the Tuesday in the week immediately preceding the week of the third Friday in March, June, September, and December. Changes to the Index shares will be made effective after the close of trading on the third Friday in March, June, September and December and an adjustment to the divisor will be made to ensure continuity of the Index.

In administering the Index, NASDAQ(R) will exercise reasonable discretion as it deems appropriate. Information regarding the methodology for calculating the Index is also found on the NASDAQ(R) website (www.nasdaq.com).


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The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that NASDAQ(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance and a more specialized index. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 7.66%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -14.51%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 9.80% and -6.76%, respectively, for the quarters ended June 30, 2007 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year     Since Inception
                                                                (4/19/2006)
  Returns Before Taxes                                7.66%          4.34%
  After Taxes on Distributions                        7.66%          4.34%
  After Taxes on Distributions and Sale of Shares     4.98%          3.70%
  S&P 500 Information Technology Index*              16.30%         11.17%
  S&P 500(R) Index**                                  5.49%          9.00%

  * The S&P 500 Information Technology Index is a capitalization-weighted index of 77 information technology companies within the S&P 500(R) Index.

  **The S&P 500(R) Index includes 500 large cap companies in the leading industries of the U.S. economy representing approximately 75% of the U.S. equities market.


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         FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND - QTEC
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WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.52%
       Total Annual Fund Operating Expenses                          0.92%
       Fee Waivers and Expense Reimbursement (4)                     0.32%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS          10 YEARS
       $61                $293               $567             $1,350

---------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units




                                      71

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         FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND - QTEC
--------------------------------------------------------------------------------


involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 Year              3 Years            5 Years         10 Years
          $7,132              $30,300            $57,711         $135,968

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


                                      72

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        FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       QCLN           33733E500           NASDAQ        NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index        CELS
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is a modified market cap-weighted index in which larger companies receive a larger Index weighting and includes caps to prevent high concentrations among larger alternative energy stocks. The Index is an equity index designed to track the performance of clean-energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries.

The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The inception date of the Index was November 17, 2006. The Index began with a base value of 250.00. The number of holdings in the Index may vary, but as of March 31, 2008, the Index was comprised of 60 component securities.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; Information Technology Sector Risk; Industrials Sector Risk; and Clean Energy Companies Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.


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    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND - QCLN
--------------------------------------------------------------------------------


ADDITIONAL INDEX INFORMATION
The Index is designed to track the performance of clean-energy companies that are publicly traded in the United States. The Index is a modified market cap-weighted index designed to track the performance of companies that are primarily manufacturers, developers, distributors and/or installers of emerging clean energy technologies, as defined by Clean Edge(R), Inc. ("Clean Edge(R)").

INITIAL ELIGIBILITY CRITERIA
To be eligible for inclusion in the Index, the security must be listed on NASDAQ(R), NYSE or AMEX.

Issuers of the security must be classified, according to Clean Edge(R), as technology manufacturers, developers, distributors and/or installers of one of the following sub-sectors:

     o Advanced materials (nanotech materials, advanced membranes, silicon-based materials and alternatives, bioplastics, etc. that enable clean-energy technologies and/or reduce the need for petroleum-based materials);
     o Energy intelligence (conservation, automated meter reading, energy management systems, smart grid, superconductors, power controls, etc.);
     o Energy storage and conversion (advanced batteries, hybrid drivetrains, hydrogen, fuel cells for stationary, portable, and transportation applications, etc.); and
     o Renewable electricity generation and renewable fuels (solar photovoltaics, concentrating solar, wind, geothermal, and ethanol, biodiesel, biofuel enabling enzymes, etc.).

As of the semi-annual re-evaluations, the security must also have:

     o a minimum market cap of $150 million;
     o an average daily trading volume of a least 100,000 shares;
     o a minimum closing price of $1.00; and
     o the issuer of the security may not have entered into a definitive agreement or other arrangement which would likely result in the security no longer being Index eligible.

CONTINUED ELIGIBILITY CRITERIA
In addition to the criteria above, the following criteria will be monitored continually.

     o The security may not be issued by an issuer currently in bankruptcy proceedings; o The security may not be placed in a trading halt for two or more consecutive weeks; and
     o The issuer of the security may not have annual financial statements with an audit opinion that is currently withdrawn.

For purposes of Index eligibility criteria, if the security is a depositary receipt representing a security of a non-U.S. issuer, then references to the "issuer" are references to the issuer of the underlying security.

SEMI-ANNUAL EVALUATION
The Index securities shall be evaluated semi-annually in March and September based on market data as monitored by NASDAQ(R). In such evaluations, Clean Edge(R) will provide NASDAQ(R) a list of clean-energy companies as they have identified. The NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Committee (the "Committee") will review and consider all recommendations provided. Once the list of clean-energy companies has been finalized, NASDAQ(R) shall apply the above eligibility criteria using market data through the previous February and August. Securities meeting the criteria will be included in the Index. Upon each semi-annual evaluation, security additions and deletions shall be made effective after the close of trading on each third Friday in March and September.

Ordinarily, if at the time during the year an Index security no longer meets the Index inclusion criteria, or is otherwise determined to have become ineligible for continued inclusion in the Index, the security will be deleted. In addition, from time to time, the Committee may call a special meeting to review changes to clean-energy companies including acquisitions, divestitures or other actions that may affect a company's initial or continued eligibility. All changes to the Index will become effective at a time determined by the Committee. If an Index security is deleted, the Index divisor will be adjusted to ensure Index continuity.


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    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND - QCLN
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INDEX MAINTENANCE
Changes in the price and/or Index shares driven by corporate events such as stock dividends, splits and certain spin-offs and rights issuance will be adjusted on the ex-dividend date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change will be made as soon as practicable, normally within ten (10) days of such action. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September, and December.

In the case of a special cash dividend, NASDAQ(R) will determine on an individual basis whether to make a change to the price of an Index security in accordance with its Index dividend policy. If it is determined that a change will be made, it will become effective on the ex-dividend date and a corresponding adjustment will be made to the Index shares of the security such that the weight of the Index security will not change.

In addition, other Index share changes may be made between semi-annual evaluation periods only to the extent that the change in total shares outstanding equals or exceeds +5%. In this case, changes will be made effective as soon as practicable, normally within ten days of such action.

In general, an initial public offering or other securities will not be added to the Index between the semi-annual evaluations unless determined by the Committee.

Ordinarily, whenever there is a change in Index shares or a change in an Index security, the divisor is adjusted to ensure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change. All changes are announced in advance and will be reflected in the Index prior to market open on the Index effective date.

The formula for the Divisor can be determined as follows:

                     (Market Value after Adjustments/Market Value before Adjustments) x Divisor before Adjustments

INDEX REBALANCING
The Index shall employ a modified market capitalization-weighting methodology. On a quarterly basis coinciding with the third Friday of each March, June, September and December, the Index will be rebalanced such that the maximum weight of any security will not exceed 8% and no more than five securities shall be greater than 4%. Any security then in excess of 4% will be capped at 4%. The aggregate amount by which all securities over 8% and 4% is reduced will be redistributed proportionately across the remaining securities. The percentage weighting cap on the individual stock weighting may change from time to time, as necessary, to ensure continued representation of current market conditions. After the redistribution, if any other security then exceeds 4%, the security is set to 4% of the Index and the redistribution is repeated.

In administering the Index, NASDAQ(R) will exercise reasonable discretion as it deems appropriate.

Information regarding the methodology for calculating the Index is also found on the NASDAQ(R) website (www.nasdaq.com). The Fund expects to make changes to its portfolio shortly after changes to the Index are released to the public via the NASDAQ(R) website. Investors will be able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that NASDAQ(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Fund's Shares are delisted.

HOW THE FUND HAS PERFORMED
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Fund.


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    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND - QCLN
--------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.40%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses (4)                                            0.57%
       Total Annual Fund Operating Expenses                          0.97%
       Fee Waivers and Expense Reimbursement (5)                     0.37%
 Total Net Annual Fund Operating Expenses                            0.60%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

      1 YEAR             3 YEARS            5 YEARS          10 YEARS
       $61                $302               $587             $1,401

--------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) Expense information has been restated using current fees as if they had been in effect during the previous fiscal year in order to better reflect the expenses for the current fiscal year.
 (5) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem


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    FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND - QCLN
--------------------------------------------------------------------------------


these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 Year              3 Years            5 Years         10 Years
          $7,132              $31,180            $59,726         $141,084

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

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                         FIRST TRUST S&P REIT INDEX FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FRI            33734G108            AMEX                   S&P REIT Composite Index                      SPREIT
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P REIT Composite Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Fund's investment objective and the 90% investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by S&P(R), as Index Provider. The Index was introduced in 1997 and measures the securitized U.S. REIT market. Generally, REITs are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral.

As of March 31, 2008, the Index is comprised of 100 companies and covers approximately 89% of the U.S. REIT market (based on capitalization), and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. Equity REITs currently comprise approximately 95% of the Index. Hybrid and mortgage REITs balance out the remainder of the Index, but will gradually be phased out so that the Index will focus exclusively on the equity REIT market. REITs are included in the financials sector of the Global Industry Classification Standard. All securities in the Index satisfy certain liquidity, price and market capitalization requirements. The S&P(R) index committee, a team of S&P(R) economists and index analysts, maintains the Index. The index committee's primary goal is to provide investors a reliable indicator of the securitized U.S. real estate market.

The index committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The index committee announces all changes affecting the Index to the public via press releases, which are available on S&P(R)'s website.

CRITERIA FOR INDEX ADDITIONS

     o ELIGIBILITY: Only equity REITs are eligible for addition.
     o MAJOR EXCHANGE: A REIT must trade on the NYSE, AMEX or NASDAQ(R) to be considered for inclusion.
     o MARKET CAPITALIZATION: A REIT must maintain a market cap in excess of $100 million to be considered.

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                      FIRST TRUST S&P REIT INDEX FUND - FRI
--------------------------------------------------------------------------------


     o DIVIDEND PAYMENT: A REIT must have made a dividend payment in the previous year to be considered for inclusion.
     o PUBLIC FLOAT: A REIT must have a public float of at least 50% of its stock.
     o LIQUIDITY AND PRICE: A REIT must have adequate liquidity and reasonable per share price in that the ratio of annual dollar value traded to market capitalization should be 0.3 or greater. S&P(R) believes that very low stock prices can affect a stock's liquidity.
     o TRADING HISTORY: After an initial public offering, a REIT must trade for at least six months before it will be considered for inclusion.
     o FINANCIAL VIABILITY: A REIT must demonstrate positive as-reported earnings, which are GAAP net income excluding discontinued operations and extraordinary items, usually measured over four consecutive quarters.

CRITERIA FOR INDEX REMOVALS

     o REITs that substantially violate one or more of the criteria for Index additions.
     o REITs that are consolidated into other REITs, or which restructure so that they no longer meet the criteria for Index inclusion.

See "Additional Index Information" for additional information regarding the Index and "Real Estate Investment Trusts" for additional information regarding REITs.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Small Cap and Mid Cap Company Risk; Financials Sector Risk; Real Estate Investment Risk; REIT Investment Risk; and Interest Rate Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION

INDEX METHODOLOGY
The primary goal of the Index is to provide investors with a reliable indicator of the securitized U.S. real estate market. S&P(R) makes constituent changes on an "as-needed" basis. Constituent adjustments that exceed 5% are made at the time of the change. Constituent adjustments of less than 5% are made on a quarterly basis. S&P(R) announces all changes to the Index to the public via press releases. Information regarding changes to the Index, as well as the Index constituents, are available on S&P(R)'s website at www.indices.standardandpoors.com.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that S&P(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts, or "REITs," are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral. Most REITs are publicly traded. REITs receive special tax considerations and are generally a highly liquid method of investing in real estate.

REITs are generally categorized as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest in and own properties, and thus are responsible for the equity or value of their real estate assets. Their revenues come principally from their properties' rents. Mortgage REITs deal in investment and ownership of property mortgages. These REITs loan money for mortgages to owners of real estate or purchase existing mortgages or mortgage-backed securities. Their revenues are generated primarily by the interest that they earn on the mortgage loans. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs by investing in both properties and mortgages.

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                      FIRST TRUST S&P REIT INDEX FUND - FRI
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. However, see "Total Return Information" for performance information regarding the Fund.

WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                              None
 Standard transaction fee per order (1)                             $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                 the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                              0.30%
       Distribution and Service (12b-1) Fees (3)                    0.00%
       Other Expenses (4)                                           7.11%
       Total Annual Fund Operating Expenses                         7.41%
       Fee Waivers and Expense Reimbursement (5)                    6.91%
 Total Net Annual Fund Operating Expenses                           0.50%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

        1 Year              3 Years             5 Years           10 Years
          $51               $1,365             $2,882              $6,335

------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) Expense information has been restated using current fees as if they had been in effect during the previous fiscal year in order to better reflect the expenses for the current fiscal year.
 (5) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.50% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.50% of average daily net assets per year.

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                      FIRST TRUST S&P REIT INDEX FUND - FRI
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 Year              3 Years            5 Years            10 Years
          $6,113             $137,456           $289,156            $634,475

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

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               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FVL            33735G107            AMEX               Value Line(R) 100 Index                          VLFVL
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index. The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The 90% investment strategy is a non-fundamental policy and requires 60 days' prior written notice to shareholders before it can be changed. As a non-fundamental policy, the Board can change such policy without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by Value Line(R) Publishing, Inc., as Index Provider. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). The Index is comprised of securities of companies that are listed on a U.S. exchange. Value Line(R) reconstitutes the Index on a monthly basis to match any changes in those stocks ranked #1 by the Ranking System. Value Line(R) removes from the Index those stocks that are no longer ranked #1 in the Ranking System and replaces such stocks with any newly added stocks. The Index will be rebalanced quarterly on or about the last Thursday of each calendar quarter so that each stock will be equally weighted as of such date.

The inception date of the Index was January 16, 2007. The Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations, such as long-term earnings and price trends, recent company earnings and price performance and earnings relative to expectations, to assign a Timeliness(TM) rank to each of the approximately 1,700 stocks in the Value Line(R) universe, representing more than 90 industries, from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following six to 12 months. At any one time, only 100 stocks are ranked #1 in the Ranking System.

The Index divisor was initially determined to yield a benchmark value of 1000.00 at the close of trading on January 16, 2007. The Fund will make changes to its portfolio holdings when changes are made by Value Line(R) in the composition of the Index. The holdings of the Fund and the composition and compilation methodology of the Index will be available on the Fund's website at www.ftportfolios.com. Value Line(R)'s updated rankings are released weekly on its website at www.valueline.com.

See "Additional Index Information" for additional information regarding the Index.

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            FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND - FVL
--------------------------------------------------------------------------------


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Small Cap and Mid Cap Company Risk; Information Technology Sector Risk; and Non-U.S. Securities Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
Daily historical Index values are calculated by AMEX. The Index includes 100 stocks that Value Line(R) gives a Timeliness(TM) Ranking of #1 using the Value Line(R) Timeliness(TM) Ranking System. Value Line(R)'s updated rankings are released weekly on its website at www.valueline.com.

THE VALUE LINE(R) TIMELINESS(TM) RANKING SYSTEM
The Value Line(R) Timeliness(TM) Ranking System was introduced in its present form in 1965. Each week Value Line(R) assigns a Timeliness(TM) rank to each of the approximately 1,700 stocks in the Value Line(R) universe. As of March 31, 2008, approximately 20.8% of the stocks in the Value Line(R) universe were large cap companies, approximately 28.6% were mid cap companies and approximately 50.6% were small cap companies. The market capitalization of the approximately 1,700 stocks in the Value Line(R) universe ranged from $39,754,800 to $455,209,560,000 as of this same date. The average market capitalization of the stocks in the Value Line(R) universe was $10,791,007,848 and the median market capitalization was $2,430,940,890 as of this same date. Approximately 92.9% of the companies in the Value Line(R) universe were domiciled in the United States as of this same date.

According to information published by Value Line(R), the Value Line(R) Timeliness(TM) rank measures the expected price performance relative to the other stocks in the universe over the following six to 12 months. According to reports published by Value Line(R), the most important factor in determining the Timeliness(TM) Rank is earnings growth. Other factors considered, according to Value Line(R), include: (i) a company's earnings growth over the past ten years in relation to the recent price performance of the company's stock relative to all of the approximately 1,700 stocks in the Value Line(R) universe; (ii) a company's recent quarterly earnings performance; and (iii) a company's reporting of results that are significantly better or worse than market expectations. Value Line(R) combines these factors to determine the Timeliness(TM) Rank. All data are known and actual.

Stocks ranked #1 (highest) and #2 (above average) are likely to outpace the year-ahead market. Those ranked #4 (below average) and #5 (lowest) are not expected to outperform most stocks over the next 12 months. Stocks ranked #3 (average) will probably advance or decline with the market in the year ahead. Please note that because Value Line(R) assigns a Timeliness(TM) rank weekly and the Index reconstitutes monthly, the Index may, for the remainder of any given monthly period, contain securities that are no longer ranked #1 for Timeliness(TM).

Value Line(R), Inc., founded in 1931, is known for the Value Line Investment Survey(R), a widely used independent investment service. The Value Line Investment Survey(R) is a comprehensive source of information, covering approximately 1,700 stocks, more than 90 industries, the overall stock market and the economy. According to information published by Value Line(R), when selecting stocks for the Value Line Investment Survey(R), Value Line(R)'s stated primary goal is to choose issues that will be of most interest to their subscribers. In this regard, Value Line(R) has stated that it looks for actively traded stocks, with reasonably large market capitalizations. Value Line(R) has stated that it also attempts to provide broad industry coverage and will add stocks in industries that they think are underrepresented or that are in new industries that they have not previously followed. According to information published by Value Line(R), the companies selected for the Value Line Investment Survey(R) are chosen based on the following criteria: (i) market capitalization should be at least $400 million; (ii) the stock should trade for at least $10 per share at the time of selection; and (iii) the stock's float must be more than 10 million shares.

The Fund will make changes to its portfolio holdings when changes are made by Value Line(R) in the composition of the Index. Investors will be able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that Value Line(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Fund's Shares are delisted.

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--------------------------------------------------------------------------------
            FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND - FVL
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED
Shares of the Fund were initially offered to the public on March 21, 2007. On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of the First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund"). The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund.

The performance information provided for the Fund for the period prior to June 15, 2007 is based upon the NAV performance history (not market price) of the Predecessor FVL Fund and reflects the operating expenses of the Predecessor FVL Fund.

The chart and table below illustrate annual calendar year returns for the past four years as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2004                 13.05%
                       2005                 11.86%
                       2006                  4.60%
                       2007                 19.91%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -14.18%.

During the four years ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 14.50% and -6.91%, respectively, for the quarters ended December 31, 2004 and June 30, 2006. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                      1 Year    Since Inception
                                                                   (6/12/2003)
  Returns Before Taxes                                19.91%        13.15%
  After Taxes on Distributions                        17.39%        10.68%
  After Taxes on Distributions and Sale of Shares     12.81%        10.11%
  Russell 3000(R) Index*                               5.24%        11.57%

  * The Russell 3000(R) Index is comprised of the 3000 largest
    (by market cap) and most liquid stocks based and traded in the U.S. representing approximately 98% of the U.S. equities market.

--------------------------------------------------------------------------------
            FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND - FVL
--------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                               None
 Standard transaction fee per order (1)                              $500
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                 Up to 3 times
                                                                  the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                               0.50%
       Distribution and Service (12b-1) Fees (3)                     0.00%
       Other Expenses                                                0.39%
       Total Annual Fund Operating Expenses                          0.89%
       Fee Waivers and Expense Reimbursement (4)                     0.19%
 Total Net Annual Fund Operating Expenses                            0.70%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

     1 Year              3 Years            5 Years           10 Years
      $72                 $297               $564              $1,327

-------------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500 for the Fund (assuming 100 or fewer different securities in a Creation Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year at least until June 18, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations,

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--------------------------------------------------------------------------------
            FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND - FVL
--------------------------------------------------------------------------------


Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

          1 Year              3 Years             5 Years           10 Years
          $8,151              $30,726            $57,430            $133,748

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

--------------------------------------------------------------------------------
                  FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FVD            33734H106            AMEX                 Value Line(R) Dividend Index(SM)               VLFVD
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index. The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The 90% investment strategy is a non-fundamental policy and requires 60 days' prior written notice to shareholders before it can be changed. As a non-fundamental policy, the Board can change such policy without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by Value Line Publishing, Inc., as Index Provider. The Index is designed to objectively identify and select those stocks from the universe of stocks of which Value Line, Inc.(R) ("Value Line(R)") gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above average dividends and capital appreciation.

The Index is a modified equal-dollar weighted index comprised of U.S. exchange-listed securities of companies that pay above-average dividends and have potential for capital appreciation. The inception date of the Index was July 3, 2006. On March 31, 2008, there were 180 stocks that comprised the Index.

The Index begins with the universe of stocks that Value Line(R) gives a Safety(TM) Ranking of #1 or #2 using the Value Line(R) Safety(TM) Ranking System. All registered investment companies, limited partnerships and foreign securities not listed in the U.S. are removed from this universe. From those stocks, Value Line(R) selects those companies with a higher than average dividend yield, as compared to the indicated dividend yield of the S&P 500(R) Index. Value Line(R) then eliminates those companies with an equity market capitalization of less than $1 billion. When the Index is initially configured or reconfigured (as noted below), the Index seeks to be equally weighted in each of the securities in the Index.

After the initial selection of securities, the Index is rebalanced by the application of the above model on a monthly basis. The Index divisor was initially determined to yield a benchmark value of 1,000.00 at the close of trading on July 3, 2006. The holdings of the Fund and the composition and compilation methodology of the Index are available on the Fund's website at www.ftportfolios.com. Updated rankings of Value Line(R) are released weekly on its website at www.valueline.com.

See "Additional Index Information" for additional information regarding the Index.


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PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Financials Sector Risk; and Small Cap and Mid Cap Company Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
Daily historical Index values are calculated by AMEX. The Index includes the universe of stocks that Value Line(R) gives a Safety(TM) Ranking of #1 or #2 using the Value Line(R) Safety(TM) Ranking System. Value Line(R)'s updated rankings are released every Monday morning on its website at www.valueline.com.

THE VALUE LINE(R) SAFETY(TM) RANKING SYSTEM
The Value Line(R) Safety(TM) Ranking System was introduced in its present form in the mid-1960s. Each week Value Line(R) assigns a Safety(TM) rank to each of the approximately 1,700 stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank measures the total risk of a stock relative to the other stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank is determined as follows: the Value Line(R) Safety(TM) rank is derived from two equally weighted measurements, a stock's Price Stability rank and the Financial Strength rating of a company, each of which as determined by Value Line(R).

Value Line(R) measures the volatility of each of the stocks in the Value Line(R) universe through means of its Price Stability score. A stock's Price Stability score is based on a ranking of the standard deviation of weekly percent changes in the price of a stock over the last five years. Standard deviation is the measure of dispersion of historical returns around a mean rate of return, and a lower standard deviation indicates less volatility. To determine standard deviation, each week Value Line(R) compares the common stock prices of each of the companies in the Value Line(R) universe to their prices as of the previous week. Value Line(R) performs this calculation for each weekly period over the previous five years and based on these calculations determines the standard deviation over this five year period of each stock in the Value Line(R) universe. Based on the standard deviations scores, Value Line(R) places each of the companies in the Value Line(R) universe into 20 separate groups consisting of an approximately equal number of companies. Value Line(R) reports Price Stability on a scale of 100 (highest) to 5 (lowest) in increments of 5. Stocks which receive a Price Stability rank of 100 by Value Line(R) represent the 5% of the companies in the Value Line(R) universe with the lowest standard deviation, whereas stocks which receive a Price Stability rank of 5 represent the 5% of the companies in the Value Line(R) universe with the highest standard deviation.

A company's Financial Strength rating is Value Line(R)'s measure of the company's financial condition, and is reported on a scale of A++ (highest) to C (lowest). According to Value Line(R), it looks at a number of balance sheet and income statement factors in assigning the Financial Strength ratings. These include, but are not limited to, a company's long-term debt to total capital ratio, short-term debt, the amount of cash on hand, the level of net income, the level and growth of sales over time, and the consistency of sales, profits and returns on capital and equity over an extended timeframe. Value Line(R) also looks at the type of industry a company is in, a company's position and performance within an industry, and the cyclical nature of an industry. Finally, Value Line(R) considers a company's share price movement. According to Value Line(R), sharp declines in price in a short period of time (especially in a relatively stable equity market environment) can signal a future financial reversal while a rising stock price with no takeover news may be a sign of improving fundamentals. Based upon the foregoing, Value Line(R) assigns the highest Financial Strength scores to what Value Line(R) determines to be the largest companies with the strongest balance sheets.

Value Line(R) assigns Safety(TM) ranks on a scale from 1 (safest) to 5 (riskiest). The number of stocks in each category from 1 to 5 is not fixed. According to information published by Value Line(R), stocks ranked #1 (Highest) for Safety(TM), as a group, are (in Value Line(R)'s opinion) the safest, most stable, and least risky investments relative to the Value Line(R) universe, which accounts for about 95% of the market volume of all stocks in the U.S., and stocks ranked #2 (Above Average) for Safety(TM), as a group, are safer and less risky than most.

Value Line(R), Inc., founded in 1931, is known for The Value Line Investment Survey(R), a widely used independent investment service. The Value Line Investment Survey(R) is a comprehensive source of information, covering approximately 1,700 stocks, more than 90 industries, the overall stock market and the economy. According to information published by Value Line(R), when selecting stocks for the Value Line(R) Investment Survey, Value Line(R)'s stated primary goal is to choose issues that will be of most interest to their subscribers. In this regard, Value Line(R) has stated that it looks for actively traded stocks, with reasonably large market capitalizations. Value Line(R) has stated that it also attempts to provide broad industry coverage and will add stocks in industries that they think are underrepresented or that are in new industries that they have not previously followed. According to information published by Value Line(R), the companies selected for the Value Line(R)


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Investment Survey are chosen based on the following criteria: (i) market capitalization should be at least $400 million; (ii) the stock should trade for at least $10 per share at the time of selection; (iii) the stock's float must be more than 10 million shares.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that Value Line(R) no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever action it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
Shares of the Fund were initially offered to the public on October 13, 2006. On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund"), a closed-end management investment company. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund.

The performance information provided for the Fund for the period prior to December 15, 2006 is based upon the performance history of the Predecessor FVD Fund and reflects the operating expenses of the Predecessor FVD Fund.

The chart and table below illustrate annual calendar year returns for the past four years as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2004                 18.78%
                       2005                  6.59%
                       2006                 20.11%
                       2007                 -3.42%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -5.94%.


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During the four years ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 9.26% and -5.05%, respectively, for the quarters ended December 31, 2004 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year      Since Inception
                                                                    (8/19/2003)
  Returns Before Taxes                               -3.42%          10.70%
  After Taxes on Distributions                       -4.36%           8.20%
  After Taxes on Distributions and Sale of Shares    -2.20%           8.05%
  S&P 500(R) Index*                                   5.49%          11.14%

  * The S&P 500(R) Index includes 500 large cap companies in the leading industries of the U.S. economy representing approximately 75% of the U.S. equities market.

WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                                None
 Standard transaction fee per order (1)                              $1,000
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                  Up to 3 times
                                                                   the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                                0.50%
       Distribution and Service (12b-1) Fees (3)                      0.00%
       Other Expenses                                                 0.35%
       Total Annual Fund Operating Expenses                           0.85%
       Fee Waivers and Expense Reimbursement (4)                      0.15%
 Total Net Annual Fund Operating Expenses                             0.70%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

       1 Year              3 Years             5 Years           10 Years
         $72                $295                $552              $1,290

--------------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000 for the Fund (assuming between 101 to 200 different securities in a Creation
     Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.


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 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

         1 Year              3 Years             5 Years           10 Years
         $9,151              $31,452            $57,234            $131,022

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


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--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FVI            336919105            AMEX             Value Line(R) Equity Allocation Index(SM)          VLFVI
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index(SM). The investment objective of the Fund is a fundamental policy that may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The 90% investment strategy is a non-fundamental policy and requires 60 days' prior written notice to shareholders before it can be changed. As a non-fundamental policy, the Board can change such policy without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

INDEX CONSTRUCTION
The Index is developed, maintained and sponsored by Value Line Publishing, Inc., as Index Provider. The Index is designed to objectively identify and select those stocks from the Value Line(R) 1700 universe of stocks across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation.

The Index is a modified equal-dollar weighted index comprised of U.S. exchange-listed securities of companies with capital appreciation potential. The inception date of the Index was May 1, 2006. On March 31, 2008, there were 150 stocks that comprised the Index.

The Index is designed to objectively identify and select those stocks from the Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index begins with the Value Line(R) 1700 universe of stocks that Value Line(R) gives a Timeliness(TM), Safety(TM) or Technical(TM) Ranking of #1 or #2 using the Value Line(R) Ranking Systems. All registered investment companies, non-U.S. securities not listed in the United States and limited partnerships are removed from this universe. The stocks are then separated into large, mid and small cap categories based on specified capitalization ranges. To determine a company's market capitalization category, the market capitalization of all the stocks listed on the NYSE (other than unit investment trusts, closed-end funds, real estate investment trusts, foreign stocks and ADRs) are divided into various deciles. Large capitalization stocks are companies falling into deciles 1-2, mid-capitalization stocks are companies in deciles 3-5 and small capitalization stocks are companies in deciles 6-8. Within these capitalization ranges, stocks which do not meet certain daily trading volume amounts are eliminated. For large capitalization stocks, stocks with a three-month average daily trading volume of less than $5 million are eliminated. For mid-capitalization stocks, stocks with a three-month average daily trading volume of less than $2 million are eliminated. Small-capitalization stocks with a three-month average daily trading volume of less than $2 million are eliminated. Small-capitalization stocks with a market capitalization of less than $250 million or with a market capitalization of less than $1 billion and a


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--------------------------------------------------------------------------------


Timeliness ranking of #1 also are eliminated. The remaining stocks are then divided into growth and value universes by reference to the stock's price to book ratio. Accordingly, there are six style classifications: Large Cap Value, Mid Cap Value, Small Cap Value, Large Cap Growth, Mid Cap Growth and Small Cap Growth. Value Line(R) determines the equity allocations among the style classifications.

The stocks in each style classification are then ranked using a three factor model. For growth portfolios, the three factor model incorporates cash flow to price ratio, return on assets and the stock's three month price appreciation. For value portfolios, the three factor model incorporates the one year change in return on assets, book to price ratio and the stock's three month price appreciation. The sum of the ranks of the three factors is used to rank each stock. Each factor is equally weighted; however, in the event of a tie, the price appreciation factor will be used as the tie-breaker. The 25 highest ranked stocks (lowest total sum of ranks) in each of the six style classifications are selected. The stocks are equally weighted within each classification.

After the initial selection of securities, on a weekly basis, stocks in the Index generally are removed when they are no longer within the Value Line(R) universe of #1 or #2 rankings and have fallen to #4 or #5 for the Value Line(R) factor that originally made the stock eligible for the Index. Stocks that retain a Value Line(R) rank of #1 or #2 for any factor will not be eliminated. Replacement stocks are then added generally starting from the highest ranked stock not already in the Index based on the most recent rankings, subject to certain limited exceptions. For purposes of determining replacement securities, the model to rank the securities eligible for the Index is determined every other month. Replacement securities are selected from the most recent rankings list.

The Index is also rebalanced on the application of the above model on a semi-annual basis on the fourth business day of the week containing the third Friday of February and August. The Index divisor was initially determined to yield a benchmark value of 1,000.00 at the close of trading on May 1, 2006.

See "Additional Index Information" for additional information regarding the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; and Small Cap and Mid Cap Company Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

ADDITIONAL INDEX INFORMATION
The composition of the Value Line(R) Equity Allocation Index is reconstituted and rebalanced by Value Line(R) semi-annually in February and August and additions to or subtractions from the Value Line(R) Equity Allocation Index occur following this review. The Value Line(R) Equity Allocation Index is reviewed weekly to ensure the Index includes the highest ranked stocks. Daily historical Index values are calculated by AMEX. The Value Line(R) Equity Allocation Index includes the universe of stocks that Value Line(R) gives a Timeliness(TM), Safety(TM), or Technical(TM) Ranking of #1 or #2 using the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems.

THE VALUE LINE(R) TIMELINESS(TM) RANKING SYSTEM
The present Value Line(R) Timeliness(TM) Ranking System was introduced in 1965. Each week the Value Line(R) Timeliness(TM) Ranking System screens a wide array of data using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe for expected price performance for the coming six to 12 months. Stocks are ranked from #1 (highest expected price performance) to #5 (lowest expected price performance). At any one time there are 100 stocks ranked #1, 300 ranked #2, approximately 900 ranked #3, approximately 300 ranked #4 and 100 ranked #5.

According to reports published by Value Line(R), the most important factor in determining the Timeliness(TM) rank is earnings growth. Other factors considered, according to Value Line(R), include: (i) a company's earnings growth over the past ten years in relation to the stock's recent price performance relative to all of the approximately 1,700 stocks in the Value Line(R) universe;
(ii) a company's recent quarterly earnings performance; and (iii) a company's reporting of results that are significantly better or worse than market expectations. Value Line(R) combines these and other factors to determine the Timeliness(TM) rank.

THE VALUE LINE(R) SAFETY(TM) RANKING SYSTEM
The Value Line(R) Safety(TM) Ranking System was introduced in its present form in the mid-1960s. Each week Value Line(R) assigns a Safety(TM) rank to each of the approximately 1,700 stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank measures the total risk of a stock relative to the other stocks in the Value


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Line(R) universe. According to information published by Value Line(R), the Value
Line(R) Safety(TM) rank is determined as follows: the Value Line(R) Safety(TM) rank is derived from two equally weighted measurements, a stock's Price
Stability rank and the Financial Strength rating of a company, each of which as determined by Value Line(R).

Value Line(R) measures the volatility of each of the stocks in the Value Line(R) universe through means of its Price Stability score. A stock's Price Stability score is based on a ranking of the standard deviation of weekly percent changes in the price of a stock over the last five years. Standard deviation is the measure of dispersion of historical returns around a mean rate of return, and a lower standard deviation indicates less volatility. To determine standard deviation, each week Value Line(R) compares the common stock prices of each of the companies in the Value Line(R) universe to their prices as of the previous week. Value Line(R) performs this calculation for each weekly period over the previous five years and based on these calculations determines the standard deviation over this five year period of each stock in the Value Line(R) universe. Based on the standard deviations scores, Value Line(R) places each of the companies in the Value Line(R) universe into 20 separate groups consisting of an approximately equal number of companies. Value Line(R) reports Price Stability on a scale of 100 (highest) to 5 (lowest) in increments of 5. Stocks which receive a Price Stability rank of 100 by Value Line(R) represent the 5% of the companies in the Value Line(R) universe with the lowest standard deviation, whereas stocks which receive a Price Stability rank of 5 represent the 5% of the companies in the Value Line(R) universe with the highest standard deviation.

A company's Financial Strength rating is Value Line(R)'s measure of the company's financial condition, and is reported on a scale of A++ (highest) to C (lowest). According to Value Line(R), it looks at a number of balance sheet and income statement factors in assigning the Financial Strength ratings. These include, but are not limited to, a company's long-term debt to total capital ratio, short-term debt, the amount of cash on hand, the level of net income, the level and growth of sales over time, and the consistency of sales, profits and returns on capital and equity over an extended timeframe. Value Line(R) also looks at the type of industry a company is in, a company's position and performance within an industry, and the cyclical nature of an industry. Finally, Value Line(R) considers a company's share price movement. According to Value Line(R), sharp declines in price in a short period of time (especially in a relatively stable equity market environment) can signal a future financial reversal while a rising stock price with no takeover news may be a sign of improving fundamentals. Based upon the foregoing, Value Line(R) assigns the highest Financial Strength scores to what Value Line(R) determines to be the largest companies with the strongest balance sheets.

Value Line(R) assigns Safety(TM) ranks on a scale from 1 (safest) to 5 (riskiest). The number of stocks in each category from 1 to 5 is not fixed. According to information published by Value Line(R), stocks ranked #1 (Highest) for Safety(TM), as a group, are (in Value Line(R)'s opinion) the safest, most stable, and least risky investments relative to the Value Line(R) universe, which accounts for about 95% of the market volume of all stocks in the U.S., and stocks ranked #2 (Above Average) for Safety(TM), as a group, are safer and less risky than most.

THE VALUE LINE(R) TECHNICAL(TM) RANKING SYSTEM
The Value Line(R) Technical(TM) Ranking System was introduced in its present form in 1984. As with the Safety(TM) and Timeliness(TM) Ranking Systems, each week Value Line(R) uses a proprietary formula to predict short-term (three to six month) future price returns relative to the Value Line(R) universe of 1,700 stocks. The rankings of the stocks (from #1 to #5, with #1 being the highest rank) are the result of an analysis which relates 10 price trends of different durations for a stock during the past year to the relative price changes of the same stock expected over the succeeding three to six months.

Value Line(R), Inc., founded in 1931, is known for The Value Line Investment Survey(R), a widely used independent investment service. The Value Line Investment Survey(R) is a comprehensive source of information, covering approximately 1,700 stocks, more than 90 industries, the overall stock market and the economy. According to information published by Value Line(R), when selecting stocks for the Value Line(R) Investment Survey, Value Line(R)'s stated primary goal is to choose issues that will be of most interest to their subscribers. In this regard, Value Line(R) has stated that it looks for actively traded stocks, with reasonably large market capitalizations. Value Line(R) has stated that it also attempts to provide broad industry coverage and will add stocks in industries that they think are underrepresented or that are in new industries that they have not previously followed. According to information published by Value Line(R), the companies selected for the Value Line(R) Investment Survey are chosen based on the following criteria: (i) market capitalization should be at least $400 million; (ii) the stock should trade for at least $10 per share at the time of selection; (iii) the stock's float must be more than 10 million shares.

The Fund will make changes to its portfolio shortly after changes to the Value Line(R) Equity Allocation Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Value Line(R) Equity Allocation Index through the Fund's website at www.ftportfolios.com.

In the event that Value Line(R) no longer calculates the Value Line(R) Equity Allocation Index, the Value Line(R) Equity Allocation Index license is terminated or the identity or character of the Value Line(R) Equity Allocation Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action

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          FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND - FVI
--------------------------------------------------------------------------------


it deems to be in the best interests of the Fund. The Board will also take whatever action it deems to be in the best interests of the Fund if the Shares are delisted.

HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND--TOTAL RETURNS(1)

                     Calendar Year Total Return as of 12/31

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                       Performance Year     Total Return
                       ----------------     ------------
                       2007                 4.65%


(1) The Fund's year-to-date return on NAV for the period from 12/31/07 to 3/31/08 was -9.83%.

During the year ended December 31, 2007, the Fund's highest and lowest calendar quarter returns were 5.94% and -1.99%, respectively, for the quarters ended June 30, 2007 and December 31, 2007. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007

                                                     1 Year      Since Inception
                                                                    (12/5/2006)
  Returns Before Taxes                                4.65%           3.26%
  After Taxes on Distributions                        4.21%           2.85%
  After Taxes on Distributions and Sale of Shares     3.02%           2.54%
  Russell 3000(R) Index*                              5.24%           4.96%

  * The Russell 3000(R) Index is comprised of the 3000 largest
    (by market cap) and most liquid stocks based and traded in the U.S. representing approximately 98% of the U.S. equities market.

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          FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND - FVI
--------------------------------------------------------------------------------


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses you may pay when you buy or sell Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
 Sales charges (loads)                                                None
 Standard transaction fee per order (1)                              $1,000
 Additional transaction charge if settled outside of the usual process through the Continuous Net Settlement System of the
    National Securities Clearing Corporation (1)                  Up to 3 times
                                                                   the standard
                                                                 transaction fee
 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                                0.50%
       Distribution and Service (12b-1) Fees (3)                      0.00%
       Other Expenses                                                 0.86%
       Total Annual Fund Operating Expenses                           1.36%
       Fee Waivers and Expense Reimbursement (4)                      0.66%
 Total Net Annual Fund Operating Expenses                             0.70%


 EXAMPLE

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

 The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

         1 Year              3 Years            5 Years           10 Years
           $72                $384               $756              $1,804

--------------------
 (1) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $1,000 for the Fund (assuming between 101 to 200 different securities in a Creation
     Unit), as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard creation or redemption transaction fee may be charged. See "Creation Transaction Fees and Redemption Transaction Fees" below.
 (2) Expressed as a percentage of average daily net assets.
 (3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before April 30, 2009.
 (4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year at least until May 15, 2009. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of average daily net assets per year.


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee (as defined below) as set forth on the expense table

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          FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND - FVI
--------------------------------------------------------------------------------


for each purchase transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee (as defined below) as set forth on the expense table for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated.

           1 Year              3 Years             5 Years           10 Years
           $9,151              $40,393            $77,642            $182,389

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, an additional variable fee of up to three times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                        ADDITIONAL INVESTMENT STRATEGIES

Each of the policies described herein is a non-fundamental policy of each Fund that may be changed by the Board without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

EQUITY SECURITIES
The Funds invest primarily in equity securities of U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in equity securities of non-U.S. issuers listed on any national exchange if such securities are included in the applicable Index, including depositary receipts that represent non-U.S. common stocks deposited with a custodian.

SHORT-TERM INVESTMENTS
The Funds may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the Funds' SAI.

FUTURES AND OPTIONS
The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The instruments used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

DELAYED DELIVERY SECURITIES
The Funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI and on the Funds' website at www.ftportfolios.com.


                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that each Fund will meet its stated objective. Before you invest, you should consider the following risks.

TRADING ISSUES
Although Shares of each Fund are listed for trading on the AMEX, NASDAQ(R) or NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of such Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on a given Exchange.

FLUCTUATION OF NET ASSET VALUE
The NAV of Shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on an Exchange. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

INFLATION
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INVESTMENT STRATEGY
Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in each Fund's Index. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.


                                FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                             MANAGEMENT OF THE FUNDS

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of the Trust.

First Trust serves as adviser or sub-adviser for 25 mutual fund portfolios, 36 exchange-traded fund portfolios and 14 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategies. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin has been a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was Vice President at BondWave LLC from May 2004 through August 2005, an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004, and a sales consultant at Oracle Corporation from January 1997 through January 2003. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

The table below sets forth the annual management fee that First Trust may receive from each Fund. The table also shows the amounts paid by the Funds to First Trust for the fiscal year ended December 31, 2007 (net of expense reimbursements) as a percentage of average daily net assets. A discussion regarding the Board's approval of the Investment Management Agreement is available in the Funds' Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007.

                                                                                                             MANAGEMENT FEE
                                                      ANNUAL             ANNUAL                           PAID FOR THE PERIOD
                                                  MANAGEMENT FEE       EXPENSE CAP       EXPENSE CAP         ENDED 12/31/07
                                                  (% OF AVERAGE      (% OF AVERAGE       TERMINATION          (% OF AVERAGE
FUND                                           DAILY NET ASSETS)    DAILY NET ASSETS)        DATE           DAILY NET ASSETS)
First Trust Amex(R) Biotechnology
   Index Fund                                         0.40%               0.60%          May 15, 2009             0.27%
First Trust DB Strategic Value Index
   Fund                                               0.50%               0.65%          May 15, 2009             0.03%
First Trust Dow Jones Internet
   Index(SM) Fund                                     0.40%               0.60%          May 15, 2009             0.30%
First Trust Dow Jones Select MicroCap
   Index(SM) Fund                                     0.50%               0.60%          May 15, 2009                --
First Trust IPOX-100 Index Fund                       0.40%               0.60%          May 15, 2009                --
First Trust ISE Chindia Index Fund                    0.40%               0.60%          May 15, 2009             0.18%
First Trust ISE-Revere Natural Gas
   Index Fund                                         0.40%               0.60%          May 15, 2009                --
First Trust ISE Water Index Fund                      0.40%               0.60%          May 15, 2009                --
First Trust Morningstar(R) Dividend
   Leaders(SM) Index Fund                             0.30%               0.45%          May 15, 2009             0.07%
First Trust NASDAQ-100 Equal Weighted
   Index(SM) Fund                                     0.40%               0.60%          May 15, 2009             0.05%
First Trust NASDAQ-100 Ex-Technology
   Sector Index(SM) Fund                              0.40%               0.60%          May 15, 2009                --
First Trust NASDAQ-100-Technology
   Sector Index(SM) Fund                              0.40%               0.60%          May 15, 2009             0.08%
First Trust NASDAQ(R) Clean Edge(R) U.S.
   Liquid Series Index Fund                           0.40%               0.60%          May 15, 2009                --
First Trust S&P REIT Index Fund                       0.30%               0.50%          May 15, 2009                --
First Trust Value Line(R) 100
   Exchange-Traded Fund                               0.50%               0.70%          June 18, 2009            0.53% (1)
First Trust Value Line(R) Dividend
   Index Fund                                         0.50%               0.70%          May 15, 2009             0.35%
First Trust Value Line(R) Equity
   Allocation Index Fund                              0.50%               0.70%          May 15, 2009                --


(1) Prior to June 18, 2007, First Trust was entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets for its investment advisory services to First Trust Value Line(R) 100 Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to each Fund's Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) (the "Expense Cap") from exceeding the Expense Cap listed above, at least until the Expense Cap Termination Date listed above. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding its Expense Cap.


                           HOW TO BUY AND SELL SHARES

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the applicable Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you should expect to incur customary brokerage commissions, you may receive less than the NAV of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

BOOK ENTRY
Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES
The trading prices of Shares of a Fund on the applicable Exchange may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The applicable Exchange intends to disseminate the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of Shares of the Funds and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES
The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror such Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the applicable Exchange at prevailing market prices. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund's shareholders and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact a Fund or its shareholders.


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                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Investors such as market makers, large investors and institutions that wish to deal in Creation Units directly with the Funds must have entered into an AP agreement with the Funds' distributor and transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


PURCHASE
In order to purchase Creation Units of the Funds, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), each day the NYSE is open for trading. The Cash Component (including any cash in lieu amount) represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of DTC ("DTC Participant") that has entered into an AP agreement with the Funds' distributor and transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Fund's transfer agent in proper form no later than the close of regular trading on the applicable Exchange (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by a Fund's transfer agent no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

               NUMBER OF SECURITIES             CREATION
                IN A CREATION UNIT          TRANSACTION FEE
                      1-100                      $500
                    101-200                    $1,000
                    201-300                    $1,500
                    301-400                    $2,000
                    401-500                    $2,500
                    501-600                    $3,000
                    601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Funds may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with such Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may,


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at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

REDEMPTION
The Funds' custodian makes available each day the applicable Exchange is open for trading, through the facilities of the NSCC, the list of the names and the numbers of Shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the Funds' transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to such Fund equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes will be required to be arranged for by or on behalf of the redeeming AP. Investors should expect to incur customary brokerage commissions in connection with assembling a sufficient number of Shares of the Funds to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by a Fund's transfer agent in proper form no later than the close of regular trading on the applicable Exchange (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by a Fund's transfer agent no later than 3:00 p.m., Eastern time.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

              NUMBER OF SECURITIES            REDEMPTION
               IN A CREATION UNIT          TRANSACTION FEE
                      1-100                      $500
                    101-200                    $1,000
                    201-300                    $1,500
                    301-400                    $2,000
                    401-500                    $2,500
                    501-600                    $3,000
                    601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Funds may, in their discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

With the exception of the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund and the First Trust Value Line(R) Dividend Index Fund, both of which declare and pay dividends from net investment income, if any, quarterly, dividends from net investment income, if any, are declared and paid semi-annually by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.


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                               FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

FUND STATUS
Each Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS
The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

DIVIDENDS RECEIVED DEDUCTION
A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period


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requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES
If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.

NON-U.S. TAX CREDIT
Because the Funds may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS
If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly designated by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS
If a Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.


                                DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2009. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                                 NET ASSET VALUE

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non-U.S. exchange will be valued at the last sale price for all exchanges other than the NASDAQ(R) (and the official closing price for NASDAQ(R)) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation date, securities traded principally on an exchange will be valued at the mean between the most recent bid and asked prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which market quotations are not readily available or securities for which market quotations are deemed unreliable will be determined by the Board or its designee in a manner that most fairly reflects the market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the market price of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign markets may be open on different days than the days during which an investor may purchase the Shares of a Fund, the value of such Fund's securities may change on the days when investors are not able to purchase the Shares of such Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by a Fund's Index may adversely affect such Fund's ability to track its Index.


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                             FUND SERVICE PROVIDERS

The Bank of New York Mellon Corporation is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services to the Trust in connection with the Board's meetings and other related matters.

For the First Trust Amex(R) Biotechnology Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) Equity Allocation Index Fund, First Trust has entered into an agreement with AMEX pursuant to which AMEX will serve as the calculation agent for the applicable Indices. As the calculation agent, AMEX will be responsible for the management of the day-to-day operations of the applicable Indices, including calculating the value of such Indices every 15 seconds, widely disseminating the Index values every 15 seconds and tracking corporate actions resulting in Index adjustments.

For the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund and First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust has entered into an agreement with NASDAQ(R) pursuant to which NASDAQ(R) or its designee will serve as the calculation agent for the applicable Indices. As the calculation agent, NASDAQ(R) or its designee will be responsible for calculating and disseminating the intra-day portfolio values for such Funds' Shares.


                                 INDEX PROVIDERS

The Index that a Fund seeks to track is compiled by the applicable Index Provider. The Index Provider is not affiliated with the Funds or First Trust. A Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with each Index Provider.


                                   DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
The Index is a trademark of AMEX and is licensed for use by First Trust. The Fund is not sponsored or endorsed by AMEX. AMEX makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. AMEX has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. AMEX is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of Shares of the Fund.

AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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FIRST TRUST DB STRATEGIC VALUE INDEX FUND
"Deutsche Bank," "DB" and "Deutsche Bank CROCI US+ Index" are service marks of Deutsche Bank. Deutsche Bank has no relationship to First Trust or the Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

Deutsche Bank does not:

     o   Sponsor, endorse, sell or promote the Fund or its Shares;

     o Recommend that any person invest in the Shares of the Fund or any other securities;

     o Have any responsibility or liability for or make any decisions about the timing or amount of the investments of the Fund or the pricing of its Shares;

     o Have any responsibility or liability for the administration, management, investments or marketing of the Fund; or

     o Consider the needs of the Fund or the owners of Shares of the Fund in determining, composing or calculating the Index or have any obligation to do so.

Deutsche Bank will not have any liability in connection with the Fund. Specifically,

     o Deutsche Bank does not make any warranty, express or implied, and Deutsche Bank disclaims any warranty about:

           o The results to be obtained by the Index, the Fund, the owners of Shares of the Fund or any other person in connection with the use of the Index and the data included in the Index;

           o   The accuracy or completeness of the Index and its data; or

           o The merchantability and the fitness for a particular purpose or use of the Index and its data and compliance with applicable laws;

     o Deutsche Bank will have no liability for any errors, omissions or interruptions in the Index or its data; and

     o Under no circumstances will Deutsche Bank be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Deutsche Bank knows that they might occur.

The licensing agreement between Deutsche Bank and First Trust is solely for their benefit and not for the benefit of the owners of Shares of the Fund or any other third parties except the Fund.

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
"Dow Jones," "Dow Jones Internet Composite Index(SM)" and "Dow Jones Select MicroCap Index(SM)" are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Funds. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones' only relationship to First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the Dow Jones Internet Composite Index(SM) and the Dow Jones Select MicroCap Index(SM), which are determined, composed and calculated by Dow Jones without regard to First Trust or the Funds. Dow Jones has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Internet Composite Index(SM) or the Dow Jones Select MicroCap Index(SM). Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR THE DOW JONES SELECT MICROCAP INDEX(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR THE DOW JONES SELECT MICROCAP INDEX(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR THE DOW JONES SELECT MICROCAP INDEX(SM) OR ANY DATA INCLUDED THEREIN, AND WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY

FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST.

FIRST TRUST IPOX-100 INDEX FUND
The Fund is not sponsored, endorsed, sold or promoted by IPOX. IPOX makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX's only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX and of the U.S. IPOX 100 Index, which is determined, composed and calculated by IPOX without regard to First Trust or the Fund.

IPOX, IPOX SCHUSTER, IPOX-100 AND IPOX-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX SCHUSTER LLC AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. THE INDEX IS PATENT PENDING BY IPOX SCHUSTER LLC.

FIRST TRUST ISE CHINDIA INDEX FUND
FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
FIRST TRUST ISE WATER INDEX FUND
The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds. The Index Provider has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indexes. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND MORNINGSTAR, INC. ("MORNINGSTAR"), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NOT LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
The Funds are not sponsored, endorsed, sold or promoted by NASDAQ(R) or its affiliates (NASDAQ(R) with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Equal Weighted Index(SM), the NASDAQ-100 Ex-Tech Sector Index(SM) and the NASDAQ-100 Technology Sector INDEX(SM) to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Ex-Tech Sector Index(SM) and NASDAQ-100 Technology Sector Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Ex-Tech Sector Index(SM) and the NASDAQ-100 Technology Sector Index(SM) which are determined, composed and calculated by NASDAQ(R) without regard to First Trust or the Funds. NASDAQ(R) has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Ex-Tech Sector Index(SM) or the NASDAQ-100 Technology Sector Index(SM). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) AND THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) AND THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) AND THE NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
The Fund is not sponsored, endorsed, sold or promoted by NASDAQ(R), Clean Edge(R) or their affiliates (NASDAQ(R) and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index to track general stock market or sector performance. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's Shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. Neither the Index nor the Fund should be construed as investment advice by the Corporations.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ(R) and Clean Edge(R) are not affiliates, but jointly own the Index and have cross-licensed to one another the rights in their respective marks in connection with the Index.

FIRST TRUST S&P REIT INDEX FUND
Standard & Poor's(R) and S&P(R) are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P(R) and S&P(R) makes no representation, warranty or condition regarding the advisability of investing in the First Trust S&P REIT Index Fund.

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S(R) AND ITS AFFILIATES ("S&P(R)"). S&P(R) MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P REIT COMPOSITE INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P(R)'S ONLY RELATIONSHIP TO FIRST TRUST WITH RESPECT TO THE FUND IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P REIT COMPOSITE INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P(R) WITHOUT REGARD TO FIRST TRUST OR THE FUND. S&P(R) HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P REIT COMPOSITE INDEX. S&P(R) IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P(R) HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND.

S&P(R) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN AND S&P(R) SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P(R) MAKES NO WARRANTY, CONDITION OR REPRESENTATION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P(R) INDICES OTHER THAN THE S&P U.S. REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P(R) MAKES NO EXPRESS OR IMPLIED WARRANTIES, REPRESENTATIONS OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P REIT COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P(R) HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P REIT COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
VALUE LINE PUBLISHING, INC.'S ("VLPI") ONLY RELATIONSHIP TO FIRST TRUST IS VLPI'S LICENSING TO FIRST TRUST OF CERTAIN VLPI TRADEMARKS AND TRADE NAMES AND THE VALUE LINE(R) 100 INDEX, THE VALUE LINE(R) DIVIDEND INDEX AND THE VALUE LINE(R) EQUITY ALLOCATION INDEX (THE "INDEXES"), WHICH ARE COMPOSED BY VLPI WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND, THE FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND AND THE FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (THE "PRODUCTS") OR ANY INVESTOR. VLPI HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES. THE PRODUCTS' RESULTS MAY DIFFER FROM THE HYPOTHETICAL OR PUBLISHED RESULTS OF THE INDEXES. VLPI IS NOT RESPONSIBLE FOR HOW FIRST TRUST MAKES USE OF INFORMATION SUPPLIED BY VLPI. VLPI IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND COMPOSITION OF THE PRODUCTS OR THE TIMING OF THE ISSUANCE FOR SALE OF THE PRODUCTS OR IN THE CALCULATION OF THE EQUATIONS BY WHICH THE PRODUCTS ARE TO BE CONVERTED INTO CASH. VLPI MAKES NO WARRANTY CONCERNING THE INDEXES, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY PERSON'S INVESTMENT PORTFOLIO, OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE INDEXES OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE INDEXES WILL MEET ANY REQUIREMENTS OR BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE INDEXES OR PRODUCTS. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCTS; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THESE PRODUCTS, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE INDEXES OR THE PRODUCTS.

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT ARE LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC., VALUE LINE SECURITIES, INC. OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.


                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on the applicable Exchange and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV. A discount is the amount that a Fund is trading below the reported NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' Shares have traded is available on the Funds' website at www.ftportfolios.com.



                  First Trust Amex(R) Biotechnology Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      23                      0                          0                         0
12/31/2007                     34                      5                          1                         0
9/30/2007                      47                      1                          0                         0
6/30/2007                      44                      1                          0                         0
3/31/2007                      37                      1                          0                         0
12/31/2006                     38                      0                          0                         0
9/30/2006                      20                      0                          0                         0
6/30/2006*                      6                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      38                      0                          0                         0
12/31/2007                     21                      2                          1                         0
9/30/2007                      15                      0                          0                         0
6/30/2007                      18                      0                          0                         0
3/31/2007                      22                      1                          0                         0
12/31/2006                     25                      0                          0                         0
9/30/2006                      43                      0                          0                         0
6/30/2006*                      0                      0                          0                         0

* Trading commenced on June 23, 2006.

                    First Trust DB Strategic Value Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      37                      1                          0                         0
12/31/2007                     23                      5                          3                         0
9/30/2007                      32                      2                          1                         0
6/30/2007                      36                      4                          0                         0
3/31/2007                      30                      4                          0                         0
12/31/2006                     30                      1                          0                         0
9/30/2006*                     33                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      22                      1                          0                         0
12/31/2007                     30                      3                          0                         0
9/30/2007                      28                      0                          0                         0
6/30/2007                      20                      2                          0                         1
3/31/2007                      22                      3                          2                         0
12/31/2006                     32                      0                          0                         0
9/30/2006*                     25                      0                          0                         0

* Trading commenced on July 11, 2006.


                   First Trust Dow Jones Internet Index(SM) Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      36                      1                          0                         0
12/31/2007                     20                      4                          3                         0
9/30/2007                      39                      1                          0                         0
6/30/2007                      32                      1                          0                         0
3/31/2007                      39                      1                          3                         0
12/31/2006                     33                      0                          0                         0
9/30/2006                      33                      0                          0                         0
6/30/2006*                      5                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      23                      1                          0                         0
12/31/2007                     30                      5                          2                         0
9/30/2007                      23                      0                          0                         0
6/30/2007                      30                      0                          0                         0
3/31/2007                      18                      0                          0                         0
12/31/2006                     30                      0                          0                         0
9/30/2006                      30                      0                          0                         0
6/30/2006*                      1                      0                          0                         0

* Trading commenced on June 23, 2006.

               First Trust Dow Jones Select MicroCap Index(SM) Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      25                      0                          0                         0
12/31/2007                     28                      3                          4                         0
9/30/2007                      25                      7                          1                         0
6/30/2007                      32                      1                          0                         0
3/31/2007                      40                      1                          0                         0
12/31/2006                     45                      0                          0                         0
9/30/2006                      38                      6                          2                         0
6/30/2006                      17                      1                          0                         0
3/31/2006                      25                      1                          0                         0
12/31/2005*                    31                      1                          3                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      34                      2                          0                         0
12/31/2007                     22                      2                          5                         0
9/30/2007                      29                      1                          0                         0
6/30/2007                      30                      0                          0                         0
3/31/2007                      19                      1                          0                         0
12/31/2006                     18                      0                          0                         0
9/30/2006                      17                      0                          0                         0
6/30/2006                      45                      0                          0                         0
3/31/2006                      36                      0                          0                         0
12/31/2005*                    29                      0                          0                         0

* Trading commenced on September 30, 2005.


                         First Trust IPOX-100 Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      35                      0                          0                         0
12/31/2007                     19                      3                          4                         0
9/30/2007                      30                      5                          0                         1
6/30/2007                      19                      1                          0                         0
3/31/2007                      28                      0                          0                         0
12/31/2006                     25                      0                          0                         0
9/30/2006                       2                      0                          0                         0
6/30/2006*                     10                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      26                      0                          0                         0
12/31/2007                     33                      4                          1                         0
9/30/2007                      26                      1                          0                         0
6/30/2007                      43                      0                          0                         0
3/31/2007                      33                      0                          0                         0
12/31/2006                     38                      0                          0                         0
9/30/2006                      61                      0                          0                         0
6/30/2006*                     45                      0                          0                         0

* Trading commenced on April 13, 2006.

                       First Trust ISE Chindia Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      36                      0                          0                         0
12/31/2007                     41                      1                          0                         1
9/30/2007                      29                      0                          0                         1
6/30/2007*                     12                      1                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      20                      4                          1                         0
12/31/2007                     21                      0                          0                         0
9/30/2007                      33                      0                          0                         0
6/30/2007*                     22                      0                          0                         0

* Trading commenced on May 11, 2007.


                  First Trust ISE-Revere Natural Gas Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      26                      0                          0                         0
12/31/2007                     19                      0                          0                         1
9/30/2007                      18                      0                          0                         1
6/30/2007*                     12                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      32                      2                          0                         1
12/31/2007                     43                      1                          0                         0
9/30/2007                      43                      1                          0                         0
6/30/2007*                     23                      0                          0                         0

* Trading commenced on May 11, 2007.


                        First Trust ISE Water Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      34                      1                          0                         0
12/31/2007                     27                      0                          0                         0
9/30/2007                      13                      0                          0                         1
6/30/2007*                     11                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      24                      2                          0                         0
12/31/2007                     36                      0                          1                         0
9/30/2007                      49                      0                          0                         0
6/30/2007*                     24                      0                          0                         0

* Trading commenced on May 11, 2007.

            First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      27                      0                          0                         0
12/31/2007                     24                      4                          5                         0
9/30/2007                      32                      1                          0                         0
6/30/2007                      35                      1                          0                         0
3/31/2007                      31                      0                          0                         0
12/31/2006                     47                      0                          0                         0
9/30/2006                      34                      0                          0                         0
6/30/2006                      24                      8                          3                         0
3/31/2006*                     11                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      31                      3                          0                         0
12/31/2007                     21                      9                          1                         0
9/30/2007                      29                      1                          0                         0
6/30/2007                      27                      0                          0                         0
3/31/2007                      30                      0                          0                         0
12/31/2006                     16                      0                          0                         0
9/30/2006                      29                      0                          0                         0
6/30/2006                      28                      0                          0                         0
3/31/2006*                      2                      0                          0                         0

* Trading commenced on March 15, 2006.


               First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      33                      0                          0                         0
12/31/2007                     39                      0                          3                         0
9/30/2007                      32                      0                          0                         0
6/30/2007                      50                      0                          0                         0
3/31/2007                      30                      0                          0                         0
12/31/2006                     40                      0                          1                         0
9/30/2006                      43                      0                          0                         0
6/30/2006*                     22                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      28                      0                          0                         0
12/31/2007                     22                      0                          0                         0
9/30/2007                      31                      0                          0                         0
6/30/2007                      13                      0                          0                         0
3/31/2007                      31                      0                          0                         0
12/31/2006                     22                      0                          0                         0
9/30/2006                      20                      0                          0                         0
6/30/2006*                     26                      0                          0                         0

* Trading commenced on April 25, 2006.

            First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      33                      0                          0                         0
12/31/2007                     28                      0                          0                         3
9/30/2007                      31                      0                          0                         0
6/30/2007                      46                      0                          0                         0
3/31/2007*                      5                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      27                      1                          0                         0
12/31/2007                     29                      0                          1                         3
9/30/2007                      30                      1                          1                         0
6/30/2007                      17                      0                          0                         0
3/31/2007*                     27                      0                          0                         0

* Trading commenced on February 15, 2007.


              First Trust NASDAQ-100-Technology Sector Index(SM) Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      31                      0                          0                         0
12/31/2007                     38                      0                          0                         0
9/30/2007                      39                      0                          0                         0
6/30/2007                      47                      0                          0                         0
3/31/2007                      29                      0                          0                         0
12/31/2006                     38                      1                          0                         0
9/30/2006                      33                      0                          1                         1
6/30/2006*                     32                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      30                      0                          0                         0
12/31/2007                     26                      0                          0                         0
9/30/2007                      24                      0                          0                         0
6/30/2007                      16                      0                          0                         0
3/31/2007                      32                      0                          0                         0
12/31/2006                     24                      0                          0                         0
9/30/2006                      28                      0                          0                         0
6/30/2006*                     16                      0                          0                         0

* Trading commenced on April 25, 2006.

        First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      47                      0                          0                         0
12/31/2007                     16                      0                          4                         1
9/30/2007                      11                      0                          0                         1
6/30/2007                       8                      0                          0                         1
3/31/2007*                      4                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV
Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      14                      0                          0                         0
12/31/2007                     43                      0                          0                         0
9/30/2007                      51                      0                          0                         0
6/30/2007                      54                      0                          0                         0
3/31/2007*                     28                      0                          0                         0

* Trading commenced on February 14, 2007.


                         First Trust S&P REIT Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      26                       0                         1                         0
12/31/2007                     13                      10                         1                         1
9/30/2007                      25                       1                         3                         0
6/30/2007*                      8                       2                         0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      24                      4                          5                         1
12/31/2007                     28                      8                          3                         0
9/30/2007                      31                      1                          2                         0
6/30/2007*                     26                      0                          0                         0

* Trading commenced on May 10, 2007.



               First Trust Value Line(R) 100 Exchange-Traded Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      46                      1                          0                         0
12/31/2007                     18                      5                          4                         0
9/30/2007                      21                      3                          0                         0
6/30/2007*                      0                      1                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV
Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      12                      2                          0                         0
12/31/2007                     28                      7                          2                         0
9/30/2007                      38                      1                          0                         0
6/30/2007*                      8                      1                          0                         0

* Trading commenced on June 18, 2007.

                  First Trust Value Line(R) Dividend Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      32                      5                          0                         0
12/31/2007                     25                      5                          3                         0
9/30/2007                      15                      0                          0                         0
6/30/2007                      11                      1                          0                         0
3/31/2007                       5                      0                          0                         0
12/31/2006*                     0                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      24                      0                          0                         0
12/31/2007                     23                      7                          1                         0
9/30/2007                      46                      2                          0                         0
6/30/2007                      51                      0                          0                         0
3/31/2007                      56                      0                          0                         0
12/31/2006*                     7                      1                          1                         0

* Trading commenced on December 18, 2006.


             First Trust Value Line(R) Equity Allocation Index Fund
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                      51                      1                          0                         0
12/31/2007                     21                      4                          2                         0
9/30/2007                      19                      0                          0                         0
6/30/2007                      20                      1                          0                         0
3/31/2007                      20                      1                          0                         0
12/31/2006*                     7                      0                          0                         0

                    Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended           0-49 Basis Points     50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
3/31/2008                       8                      1                          0                         0
12/31/2007                     32                      4                          1                         0
9/30/2007                      44                      0                          0                         0
6/30/2007                      42                      0                          0                         0
3/31/2007                      39                      1                          0                         0
12/31/2006*                     9                      0                          0                         0

* Trading commenced on December 7, 2006.


                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based. The information presented for each Fund is for the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by First Trust.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated."Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV per Share of a Fund is the value of one Share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding Shares. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market

Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.


                  FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (6/19/06)    Inception (6/19/06)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                 3.65%              13.87%                   22.05%               -6.39%
Market Price                                        3.99%              14.20%                   22.60%               -7.14%
INDEX PERFORMANCE
Amex(R) Biotechnology Index(SM)                     4.28%              14.57%                   23.20%               -6.24%


                    FIRST TRUST DB STRATEGIC VALUE INDEX FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (7/6/06)     Inception (7/6/06)       Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                10.26%              14.37%                   22.10%               -8.08%
Market Price                                       10.61%              14.71%                   22.66%               -8.13%
INDEX PERFORMANCE
Deutsche Bank CROCI(R) US+ Index(TM)               10.85%              14.76%                   22.73%               -8.00%


               FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (9/27/05)    Inception (9/27/05)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                -6.02%               5.47%                   12.78%               -9.93%
Market Price                                       -5.97%               5.55%                   12.98%              -10.09%
INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)                -5.29%               6.27%                   14.74%               -9.77%


                   FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (6/19/06)    Inception (6/19/06)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07              3/31/08
FUND PERFORMANCE
NAV                                                11.17%              15.93%                   25.45%              -11.32%
Market Price                                       11.55%              16.26%                   26.00%              -11.67%
INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)             11.81%              16.57%                   26.52%              -11.19%

                         FIRST TRUST IPOX-100 INDEX FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (4/12/06)    Inception (4/12/06)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07              3/31/08
FUND PERFORMANCE
NAV                                                14.53%              14.97%                   27.12%              -14.39%
Market Price                                       15.08%              15.23%                   27.62%              -14.93%
INDEX PERFORMANCE
IPOX-100 U.S. Index                                15.15%              15.66%                   28.44%              -14.25%


                       FIRST TRUST ISE CHINDIA INDEX FUND

                                                                                      Cumulative Total Returns    Total Returns
                                                                                         Inception (5/8/07)       Quarter Ended
                                                                                             to 12/31/07            3/31/08
FUND PERFORMANCE
NAV                                                                                             38.73%              -26.65%
Market Price                                                                                    38.78%              -26.68%
INDEX PERFORMANCE
ISE ChIndia Index(TM)                                                                           39.52%              -26.52%


                  FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

                                                                                      Cumulative Total Returns    Total Returns
                                                                                         Inception (5/8/07)       Quarter Ended
                                                                                             to 12/31/07                    3/31/08
FUND PERFORMANCE
NAV                                                                                             11.67%                4.88%
Market Price                                                                                    11.62%                5.16%
INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)                                                                12.13%                5.62%


                        FIRST TRUST ISE WATER INDEX FUND

                                                                                      Cumulative Total Returns    Total Returns
                                                                                         Inception (5/8/07)       Quarter Ended
                                                                                             to 12/31/07                    3/31/08
FUND PERFORMANCE
NAV                                                                                             12.12%               -7.28%
Market Price                                                                                    12.12%               -7.15%
INDEX PERFORMANCE
ISE Water Index(TM)                                                                             12.60%               -7.12%



            FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (3/9/06)     Inception (3/9/06)       Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                               -10.64%               4.30%                    7.93%              -10.86%
Market Price                                      -10.03%               4.66%                    8.61%              -11.68%
INDEX PERFORMANCE
Morningstar(R) Dividend Leaders(SM) Index         -10.24%               4.71%                    8.70%              -10.73%

               FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (4/19/06)    Inception (4/19/06)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                 9.74%               5.99%                   10.40%              -12.59%
Market Price                                       10.80%               6.52%                   11.35%              -13.38%
INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)                10.35%               6.56%                   11.42%              -12.52%


            FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                                                      Cumulative Total Returns    Total Returns
                                                                                         Inception (2/8/07)       Quarter Ended
                                                                                             to 12/31/07            3/31/08
FUND PERFORMANCE
NAV                                                                                              5.95%              -11.33%
Market Price                                                                                     6.00%              -11.42%
INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)                                                              6.53%              -11.34%


              FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (4/19/06)    Inception (4/19/06)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                 7.66%               4.34%                    7.50%              -14.51%
Market Price                                        7.82%               4.37%                    7.55%              -14.60%
INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)              8.25%               4.90%                    8.47%              -14.32%


        FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND

                                                                                      Cumulative Total Returns    Total Returns
                                                                                         Inception (2/8/07)       Quarter Ended
                                                                                             to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                                                             54.30%              -25.57%
Market Price                                                                                    54.30%              -25.53%
INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index                                                55.22%              -25.48%


                         FIRST TRUST S&P REIT INDEX FUND

                                                                                      Cumulative Total Returns    Total Returns
                                                                                         Inception (5/8/07)       Quarter Ended
                                                                                             to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                                                            -19.08%                0.76%
Market Price                                                                                   -19.22%                3.61%
INDEX PERFORMANCE
S&P REIT Composite Index                                                                       -19.04%                0.76%

               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (6/12/03)    Inception (6/12/03)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                19.91%              13.15%                   75.63%              -14.18%
Market Price                                       30.58%              13.23%                   76.22%              -14.64%

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months              6/15/07                6/15/07            Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
INDEX PERFORMANCE
Value Line(R) 100 Index*                           N.A.                  N.A.                    7.02%              -14.04%


                  FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (8/19/03)    Inception (8/19/03)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                -3.42%              10.70%                   55.85%               -5.94%
Market Price                                       -3.05%              10.78%                   56.35%               -6.30%

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months             12/15/06               12/15/06            Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
INDEX PERFORMANCE
Value Line(R) Dividend Index**                     -2.68%              -2.82%                   -2.89%               -5.76%


             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

                                                    Average Annual Total Returns      Cumulative Total Returns    Total Returns
                                                 12 Months        Inception (12/5/06)    Inception (12/5/06)      Quarter Ended
                                              Ended 12/31/07          to 12/31/07            to 12/31/07             3/31/08
FUND PERFORMANCE
NAV                                                 4.65%               3.26%                    3.50%               -9.83%
Market Price                                        4.85%               3.59%                    3.85%              -10.23%
INDEX PERFORMANCE
Value Line(R) Equity Allocation Index               5.07%               3.71%                    3.98%               -9.59%


* On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of the Predecessor FVL Fund, which had an inception date of June 12, 2003. Returns for the Index are only disclosed for those periods following the reorganization on June 15, 2007. For comparison purposes, the cumulative total returns for the period from the reorganization date (June 15, 2007) through December 31, 2007 were 6.61% and 6.96% at NAV and market price, respectively.

** On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of the Predecessor FVD Fund, which had an inception date of August 19, 2003. Returns for the Index are only disclosed for those periods following the reorganization on December 15, 2006. For comparison purposes, the cumulative total returns for the period from the reorganization date (December 15, 2006) through December 31, 2007 were -3.67% and -2.88% at NAV and market price, respectively.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report for the period ended December 31, 2007, along with each Fund's financial statements, are included in the Annual Report to Shareholders dated December 31, 2007 and are incorporated by reference in the Funds' SAI, which is available upon request.


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

                                                                             FOR THE PERIOD
                                                             FOR THE        JUNE 19, 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                      $    23.55          $    20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   (0.10)              (0.07) (f)
Net realized and unrealized gain (loss)                         0.96                3.62  (f)
                                                           ----------          ----------
Total from investment operations                                0.86                3.55
                                                           ----------          ----------

Net asset value, end of period                            $    24.41          $    23.55
                                                           ==========          ==========

TOTAL RETURN (B)                                                3.65%              17.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  73,241          $  29,438
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   0.73%               1.22% (c)
Ratio of net expenses to average net assets                     0.60%               0.60% (c)
Ratio of net investment income to average net assets           (0.60)%             (0.60)%(c)
Portfolio turnover rate (d)                                       11%                 4%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Amount represents less than $0.01 per share.
(f) Per share amounts have been calculated using the average share method.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

                                                                             FOR THE PERIOD
                                                             FOR THE        JULY 6, 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                      $    22.06          $    20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    0.20                0.12 (e)
Net realized and unrealized gain (loss)                         2.07                2.03 (e)
                                                           ----------          ----------
Total from investment operations                                2.27                2.15
                                                           ----------          ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                          (0.21)              (0.09)
                                                           ----------          ----------

Net asset value, end of period                            $    24.12          $    22.06
                                                           ==========          ==========

TOTAL RETURN (B)                                               10.26%              10.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  61,518          $  17,650
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   1.12%               2.59% (c)
Ratio of net expenses to average net assets                     0.65%               0.65% (c)
Ratio of net investment income to average net assets            1.09%               1.29% (c)
Portfolio turnover rate (d)                                       10%                  4%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.


FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

                                                                             FOR THE PERIOD
                                                             FOR THE        JUNE 19, 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                      $    22.57          $    20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   (0.16)              (0.07) (e)
Net realized and unrealized gain (loss)                         2.68                2.64  (e)
                                                           ----------          ----------
Total from investment operations                                2.52                2.57
                                                           ----------          ----------

Net asset value, end of period                            $    25.09          $    22.57
                                                           ==========          ==========

TOTAL RETURN (B)                                               11.17%              12.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  36,386          $  25,953
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   0.70%               1.24%  (c)
Ratio of net expenses to average net assets                     0.60%               0.60%  (c)
Ratio of net investment income to average net assets           (0.42)%             (0.55)% (c)
Portfolio turnover rate (d)                                        6%                  4%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

                                                                                                 FOR THE PERIOD
                                                             FOR THE             FOR THE     SEPTEMBER 27, 2005 (A)
                                                           YEAR ENDED          YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2005
                                                        -----------------   -----------------  ------------------

Net asset value, beginning of period                      $    23.92          $    20.73         $    20.00
                                                           ----------          ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    0.16                0.06 (e)           0.03 (e)
Net realized and unrealized gain (loss)                        (1.60)               3.19 (e)           0.72 (e)
                                                           ----------          ----------          ----------
Total from investment operations                               (1.44)               3.25               0.75
                                                           ----------          ----------          ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                          (0.13)              (0.06)             (0.02)
                                                           ----------          ----------          ----------

Net asset value, end of period                            $    22.35          $    23.92         $    20.73
                                                           ==========          ==========          ==========

TOTAL RETURN (B)                                               (6.02)%             15.69%              3.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  17,993          $  16,865          $  39,492
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   1.35%               1.18%                 1.44%    (c)
Ratio of net expenses to average net assets                     0.60%               0.60%                 0.60%    (c)
Ratio of net investment income to average net assets            0.58%               0.24%                 0.51%    (c)
Portfolio turnover rate (d)                                       11%                 20%                    6%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.


FIRST TRUST IPOX-100 INDEX FUND

                                                                             FOR THE PERIOD
                                                             FOR THE       APRIL 12, 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                      $    22.20          $    20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    0.05                0.01 (e)
Net realized and unrealized gain (loss)                         3.17                2.19 (e)
                                                           ----------          ----------
Total from investment operations                                3.22                2.20
                                                           ----------          ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                          (0.06)                 --
                                                           ----------          ----------

Net asset value, end of period                            $    25.36          $    22.20
                                                           ==========          ==========

TOTAL RETURN (B)                                               14.53%              11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  26,633          $  19,981
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   1.06%               1.44% (c)
Ratio of net expenses to average net assets                     0.60%               0.60% (c)
Ratio of net investment income to average net assets            0.24%               0.07% (c)
Portfolio turnover rate (d)                                       11%                 26%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST ISE CHINDIA INDEX FUND

                                                                             FOR THE PERIOD
                                                                             MAY 8, 2007 (A)
                                                                                 THROUGH
                                                                            DECEMBER 31, 2007
                                                                            -----------------

Net asset value, beginning of period                                          $    20.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                        0.02
Net realized and unrealized gain (loss)                                             7.73
                                                                               ----------
Total from investment operations                                                    7.75
                                                                               ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                              (0.02)
                                                                               ----------

Net asset value, end of period                                                $    27.73
                                                                               ==========

TOTAL RETURN (B)                                                                   38.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $ 104,004
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                       0.82% (c)
Ratio of net expenses to average net assets                                         0.60% (c)
Ratio of net investment income to average net assets                                0.17% (c)
Portfolio turnover rate (d)                                                            2%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

                                                                             FOR THE PERIOD
                                                                             MAY 8, 2007 (A)
                                                                                 THROUGH
                                                                            DECEMBER 31, 2007
                                                                            -----------------

Net asset value, beginning of period                                          $    20.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                        0.03
Net realized and unrealized gain (loss)                                             2.30
                                                                               ----------
Total from investment operations                                                    2.33
                                                                               ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                              (0.02)
                                                                               ----------


Net asset value, end of period                                                $    22.31
                                                                               ==========

TOTAL RETURN (B)                                                                   11.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $  11,157
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                       2.36% (c)
Ratio of net expenses to average net assets                                         0.60% (c)
Ratio of net investment income to average net assets                                0.32% (c)
Portfolio turnover rate (d)                                                            5%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE WATER INDEX FUND

                                                                             FOR THE PERIOD
                                                                             MAY 8, 2007 (A)
                                                                                 THROUGH
                                                                            DECEMBER 31, 2007
                                                                            -----------------

Net asset value, beginning of period                                          $    20.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                        0.04
Net realized and unrealized gain (loss)                                             2.38
                                                                               ----------
Total from investment operations                                                    2.42
                                                                               ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                              (0.04)
                                                                               ----------

Net asset value, end of period                                                $    22.38
                                                                               ==========

TOTAL RETURN (C)                                                                   12.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $  12,310
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                       1.68% (d)
Ratio of net expenses to average net assets                                         0.60% (d)
Ratio of net investment income to average net assets                                0.46% (d)
Portfolio turnover rate (e)                                                            3%

(a) Inception date.
(b) Per share amounts have been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

                                                                             FOR THE PERIOD
                                                             FOR THE        MARCH 9, 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                      $    23.51          $    20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    0.92                0.59 (e)
Net realized and unrealized gain (loss)                        (3.35)               3.52 (e)
                                                           ----------          ----------
Total from investment operations                               (2.43)               4.11
                                                           ----------          ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                          (0.88)              (0.60)
                                                           ----------          ----------

Net asset value, end of period                            $    20.20          $    23.51
                                                           ==========          ==========

TOTAL RETURN (B)                                              (10.64)%             20.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  64,650          $  75,237
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   0.68%               0.99% (c)
Ratio of net expenses to average net assets                     0.45%               0.45% (c)
Ratio of net investment income to average net assets            3.87%               3.55% (c)
Portfolio turnover rate (d)                                        9%                  9%


(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

                                                                             FOR THE PERIOD
                                                             FOR THE       APRIL 19, 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                      $    20.12          $    20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   (0.02)               0.01 (e)
Net realized and unrealized gain (loss)                         1.98                0.13 (e)
                                                           ----------          ----------
Total from investment operations                                1.96                0.12
                                                           ----------          ----------

Net asset value, end of period                            $    22.08          $    20.12
                                                           ==========          ==========

TOTAL RETURN (B)                                                9.74%               0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  30,911          $  26,158
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   0.95%               1.31% (c)
Ratio of net expenses to average net assets                     0.60%               0.60% (c)
Ratio of net investment income to average net assets           (0.08)%             (0.07)%(c)
Portfolio turnover rate (d)                                       15%                  1%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                                             FOR THE PERIOD
                                                                          FEBRUARY 8, 2007 (A)
                                                                                 THROUGH
                                                                            DECEMBER 31, 2007
                                                                            -----------------

Net asset value, beginning of period                                          $    20.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                       (0.01)
Net realized and unrealized gain (loss)                                             1.20
                                                                               ----------
Total from investment operations                                                    1.19
                                                                               ----------

Net asset value, end of period                                                $    21.19
                                                                               ==========

TOTAL RETURN (B)                                                                    5.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $   2,119
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                       2.61% (c)
Ratio of net expenses to average net assets                                         0.60% (c)
Ratio of net investment income to average net assets                               (0.04)% (c)
Portfolio turnover rate (d)                                                           27%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

                                                                             FOR THE PERIOD
                                                             FOR THE       APRIL 19, 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                      $    19.97          $    20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   (0.03)              (0.03) (f)
Net realized and unrealized gain (loss)                         1.56                0.00  (e) (f)
                                                           ----------          ----------
Total from investment operations                                1.53               (0.03)
                                                           ----------          ----------

Net asset value, end of period                            $    21.50          $    19.97
                                                           ==========          ==========

TOTAL RETURN (B)                                                7.66%              (0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  23,652          $  27,960
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   0.92%               1.37% (c)
Ratio of net expenses to average net assets                     0.60%               0.60% (c)
Ratio of net investment income to average net assets           (0.16)%             (0.20)%(c)
Portfolio turnover rate (d)                                       10%                  7%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Amount represents less than $0.01 per share.
(f) Per share amounts have been calculated using the average share method.


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND

                                                                             FOR THE PERIOD
                                                                          FEBRUARY 8, 2007 (A)
                                                                                 THROUGH
                                                                            DECEMBER 31, 2007
                                                                            -----------------

Net asset value, beginning of period                                          $    20.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                       (0.04)
Net realized and unrealized gain (loss)                                            10.90
                                                                               ----------
Total from investment operations                                                   10.86
                                                                               ----------

Net asset value, end of period                                                $    30.86
                                                                               ==========

TOTAL RETURN (B)                                                                   54.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $  50,913
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                       1.00% (c)
Ratio of net expenses to average net assets                                         0.60% (c)
Ratio of net investment income to average net assets                               (0.33)% (c)
Portfolio turnover rate (d)                                                            4%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST S&P REIT INDEX FUND

                                                                             FOR THE PERIOD
                                                                             MAY 8, 2007 (A)
                                                                                 THROUGH
                                                                            DECEMBER 31, 2007
                                                                            -----------------

Net asset value, beginning of period                                          $    20.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                        0.32  (b)
Net realized and unrealized gain (loss)                                            (4.13) (b)
                                                                               ----------
Total from investment operations                                                   (3.81)
                                                                               ----------


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                                              (0.38)
                                                                               ----------

Net asset value, end of period                                                $    15.81
                                                                               ==========

TOTAL RETURN (C)                                                                  (19.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                           $   1,581
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                                       8.41% (d)
Ratio of net expenses to average net assets                                         0.50% (d)
Ratio of net investment income to average net assets                                2.73% (d)
Portfolio turnover rate (e)                                                           25%

(a) Inception date.
(b) Per share amounts have been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

                                                                                                               FOR THE PERIOD
                                               FOR THE          FOR THE         FOR THE          FOR THE       JUNE 12, 2003
                                             YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED         THROUGH
                                             DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2007 (A)         2006 (A)        2005 (A)         2004 (A)         2003 (A)
                                            -------------    -------------    -------------   -------------    ---------------

Net asset value, beginning of period        $     15.89      $     17.16      $     18.05     $     16.61      $     14.33 (e)
                                            ------------     ------------     ------------     ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       1.02            (0.07)           (0.08)          (0.09)           (0.06)
Net realized and unrealized gain (loss)            2.06             0.68             2.00           2.19              2.37
                                            ------------     ------------     ------------     ------------    ------------
Total from investment operations                   3.08             0.61             1.92            2.10             2.31
                                            ------------     ------------     ------------     ------------    ------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gains                                (1.06)           (1.88)           (2.81)          (0.66)              --
                                            ------------     ------------     ------------     ------------     -----------

Common Shares offering costs
   charged to paid-in capital                        --               --               --           (0.00) (b)       (0.03)
                                            ------------     ------------     ------------     ------------    ------------

Net asset value, end of period              $     17.91      $     15.89      $     17.16      $    18.05      $     16.61
                                            ============     ============     ============     ===========     ============

TOTAL RETURN                                      19.91% (d)        4.59% (c)       11.86% (c)      13.05% (c)       15.91% (c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 204,913        $ 277,902        $ 300,049        $ 315,632      $  290,464
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets      0.89%            0.97%            0.95%            0.97%           1.02% (f)
Ratio of net expenses to average net assets        0.83% (h)        0.97%            0.95%            0.97%           1.02% (f)
Ratio of net investment income to average
   net assets                                     (0.21)%          (0.40)%          (0.43)%          (0.52)%         (0.75)%(f)
Portfolio turnover rate (g)                         111%             234%             240%             220%            144%

(a) The Fund commenced operations as a closed-end fund on June 12, 2003. Results for periods prior to June 18, 2007 are of First Trust Value Line(R) 100 Fund.
(b) Amount represents less than $0.01 per share.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(d) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to June 18, 2007, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) 100 Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
(e) Net of sales load $0.675 per Common Share on initial offering. (f)
    Annualized.
(g) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h) The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This ratio of 0.83% includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) 100 Fund.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

                                                         FOR THE PERIOD
                                           FOR THE        JUNE 1, 2006            FOR THE             FOR THE           FOR THE
                                         YEAR ENDED        THROUGH              YEAR ENDED          YEAR ENDED         YEAR ENDED
                                        DECEMBER 31,      DECEMBER 31,            MAY 31,             MAY 31,             MAY 31,
                                            2007            2006 (A)             2006 (A)             2005 (A)           2004 (A)
                                       -------------    ----------------     ---------------      --------------      -------------

Net asset value, beginning of period    $     16.77       $     16.55         $     17.24         $     16.13         $    14.33 (e)
                                        ------------      ------------        ------------        ------------        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.44              0.24 (i)            0.43                0.41               0.27
Net realized and unrealized gain (loss)       (0.99)             2.10 (i)            1.00                1.99               1.86
                                        ------------      ------------        ------------         ------------       -----------
Total from investment operations              (0.55)             2.34                1.43                2.40               2.13
                                        ------------      ------------        ------------         ------------       -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.47)            (0.63)              (0.42)              (0.37)             (0.20)
Net realized gains                               --             (1.49)              (1.70)              (0.92)             (0.11)
                                        ------------      ------------        ------------         ------------       -----------
Total distributions to shareholders           (0.47)            (2.12)              (2.12)              (1.29)             (0.31)
                                        ------------      ------------        ------------         ------------       -----------

Common Shares offering costs
   charged to paid-in capital                    --                --                  --                (0.00) (b)        (0.02)
                                        ------------      ------------        ------------         ------------       -----------

Net asset value, end of period          $     15.75       $     16.77         $     16.55          $     17.24        $    16.13
                                        ============      ============        ============         ============       ===========

TOTAL RETURN, BASED ON
   NET ASSET VALUE                            (3.42)% (d)       14.70% (d)          10.26% (c)          16.05% (c)        15.09% (c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 180,153         $ 451,642           $ 536,258            $ 558,705        $  522,731
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.85%             0.94% (f)           0.93%               0.93%             0.93% (f)
Ratio of net expenses to average net assets    0.70%             0.93% (f) (h)       0.93%               0.93%             0.93% (f)
Ratio of net investment income to average
   net assets                                  2.37%             2.36% (f)           2.51%               2.45%             2.29% (f)
Portfolio turnover rate (g)                       5%               28%                 58%                 57%               46%

(a) The Fund commenced operations as a closed-end fund on August 19, 2003. Results for periods prior to December 18, 2006 are of First Trust Value Line(R) Dividend Fund.
(b) Amount represents less than $0.01 per share.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(d) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to December 18, 2006, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) Dividend Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
(e) Net of sales load $0.675 per Common Share on initial offering. (f)
    Annualized.
(g) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h) The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This ratio of 0.93% includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) Dividend Fund.
(i) Per share amounts have been calculated using the average share method.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

                                                                             FOR THE PERIOD
                                                             FOR THE       DECEMBER 5 2006 (A)
                                                           YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -----------------   -----------------

Net asset value, beginning of period                       $   19.78           $   20.00
                                                           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    0.24                0.03  (e)
Net realized and unrealized gain (loss)                         0.68               (0.25) (e)
                                                           ----------          ----------
Total from investment operations                                0.92               (0.22)
                                                           ----------          ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                          (0.25)                 --
                                                           ----------          ----------

Net asset value, end of period                             $   20.45           $   19.78
                                                           ==========          ==========

TOTAL RETURN (B)                                                4.65%              (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $  13,291          $  18,793
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   1.36%               3.25% (c)
Ratio of net expenses to average net assets                     0.70%               0.70% (c)
Ratio of net investment income to average net assets            1.04%               1.82% (c)
Portfolio turnover rate (d)                                        43%                 1%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.

                                OTHER INFORMATION

CONTINUOUS OFFERING
Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the Exchange is satisfied by the fact that the Prospectus is available from the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

                     This page is intentionally left blank.

[LOGO OMITTED]  FIRST TRUST                   FIRST TRUST
                                              EXCHANGE-TRADED FUND


                  First Trust Amex(R) Biotechnology Index Fund
                    First Trust DB Strategic Value Index Fund
                  First Trust Dow Jones Internet Index(SM) Fund
              First Trust Dow Jones Select MicroCap Index(SM) Fund
                         First Trust IPOX-100 Index Fund
                       First Trust ISE Chindia Index Fund
                  First Trust ISE-Revere Natural Gas Index Fund
                        First Trust ISE Water Index Fund
           First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
              First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
           First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
             First Trust NASDAQ-100-Technology Sector Index(SM) Fund
        First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund
                         First Trust S&P REIT Index Fund
               First Trust Value Line(R) 100 Exchange-Traded Fund
                  First Trust Value Line(R) Dividend Index Fund
             First Trust Value Line(R) Equity Allocation Index Fund


FOR MORE INFORMATION
For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by sending an electronic request to publicinfo@sec.gov.



First Trust Advisors L.P.
1001 Warrenville Road, Suite 300
Lisle, Illinois 60532
(800) 621-1675                                          SEC File #: 333-125751
www.ftportfolios.com                                                 811-21774


                                   Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-21774
                        FIRST TRUST EXCHANGE-TRADED FUND


              FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
           FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
                         FIRST TRUST IPOX-100 INDEX FUND
              FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
             FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
                  FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
                  FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
                    FIRST TRUST DB STRATEGIC VALUE INDEX FUND
             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
                  FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
           FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
        FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
                         FIRST TRUST S&P REIT INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
                  FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
                       FIRST TRUST ISE CHINDIA INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND


                                DATED MAY 1, 2008

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectus dated May 1, 2008 (the "Prospectus") for each of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each a series of First Trust Exchange-Traded Fund (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Funds' Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532, or by calling toll free at (800) 621-1675.

                                TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS................................1

EXCHANGE LISTING AND TRADING..................................................3

INVESTMENT OBJECTIVE AND POLICIES.............................................3

INVESTMENT STRATEGIES.........................................................5

SUBLICENSE AGREEMENTS........................................................15

INVESTMENT RISKS.............................................................25

MANAGEMENT OF THE FUNDS......................................................29

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE.....................................43

BROKERAGE ALLOCATIONS........................................................43

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX
   PROVIDERS AND EXCHANGES...................................................48

ADDITIONAL INFORMATION.......................................................51

PROXY VOTING POLICIES AND PROCEDURES.........................................52

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................54

FEDERAL TAX MATTERS..........................................................64

DETERMINATION OF NAV.........................................................70

DIVIDENDS AND DISTRIBUTIONS..................................................71

MISCELLANEOUS INFORMATION....................................................72

FINANCIAL STATEMENTS.........................................................72


         The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated December 31, 2007, which is attached hereto. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on March 10, 2008. The financial statements from such Annual Report are incorporated herein by reference.

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Massachusetts business trust on August 8, 2003 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in 17 separate series, including the First Trust Dow Jones Select MicroCap Index(SM) Fund (the "MicroCap Fund"), First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (the "Dividend Leaders Fund"), First Trust IPOX-100 Index Fund (the "IPOX Fund"), First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Equal Weighted Fund"), First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Technology Fund"), First Trust Amex(R) Biotechnology Index Fund (the "Biotech Fund"), First Trust Dow Jones Internet Index(SM) Fund (the "Internet Fund"), First Trust DB Strategic Value Index Fund (the "Strategic Value Fund"), First Trust Value Line(R) Equity Allocation Index Fund (the "Value Line(R) Equity Allocation Fund"), First Trust Value Line(R) Dividend Index Fund (the "Value Line(R) Dividend Fund"), First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (the "Ex-Technology Fund"), First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund (the "Clean Edge(R) Fund"), First Trust S&P REIT Index Fund (the "S&P REIT Fund"), First Trust ISE Water Index Fund (the "ISE Water Fund"), First Trust ISE-Revere Natural Gas Index Fund (the "ISE Gas Fund"), First Trust ISE Chindia Index Fund (the "ISE Chindia Fund") and First Trust Value Line(R) 100 Exchange-Traded Fund (the "Value Line(R) 100 Fund") (each, a "Fund," and collectively, the "Funds"). The Dividend Leaders Fund, the IPOX Fund, the Equal Weighted Fund, the Technology Fund, the Biotech Fund, the Internet Fund, the Strategic Value Fund, the Ex-Technology Fund, the Clean Edge(R) Fund, the S&P REIT Fund, the ISE Gas Fund, the ISE Water Fund and the ISE Chindia Fund are non-diversified series, while the MicroCap Fund, the Value Line(R) Equity Allocation Fund, the Value Line(R) Dividend Fund and the Value Line(R) 100 Fund are diversified series. This Statement of Additional Information relates to all of the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund as a series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

         The Trust's Declaration of Trust (the "Declaration") provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without a shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required to and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

     The Funds are advised by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of the MicroCap Fund, the Dividend Leaders Fund, the IPOX Fund, the Biotech Fund, the Internet Fund, the Strategic Value Fund, the Value Line(R) Equity Allocation Fund, the Value Line(R) Dividend Fund, the S&P REIT Fund and the Value Line(R) 100 Fund are listed and trade on the American Stock Exchange LLC (the "AMEX"). The Shares of the Equal Weighted Fund, the Technology Fund, the Ex-Technology Fund and the Clean Edge Fund are listed and trade on The NASDAQ Stock Market, Inc. ("NASDAQ(R)"). The Shares of the ISE Water Fund, the ISE Gas Fund and the ISE Chindia Fund are listed and trade on NYSE Arca, Inc. ("NYSE Arca"). The Shares will trade on the AMEX, NASDAQ(R) or NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX, NASDAQ(R) or NYSE Arca necessary to maintain the listing of Shares of a Fund will continue to be met. The AMEX, NASDAQ(R) and NYSE Arca may, but are not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of such Shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, NASDAQ(R) or NYSE Arca, makes further dealings on the AMEX, NASDAQ(R) or NYSE Arca inadvisable. Please note that the AMEX may have a conflict of interest with respect to the Biotech Fund because Shares of such Fund are listed on the AMEX, and the AMEX is also the Fund's Index Provider. Additionally, NASDAQ(R) may have a conflict of interest with respect to the Equal Weighted Fund, the Technology Fund, the Ex-Technology Fund and the Clean Edge Fund because Shares of such Funds are listed on the NASDAQ(R), and the NASDAQ(R) is also each such Fund's Index Provider. The AMEX, NASDAQ(R) or NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the AMEX, NASDAQ(R) or NYSE Arca, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.

         Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of such Fund:

                   (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

                   (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

                   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund is based upon, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         The MicroCap Fund, the Value Line(R) Equity Allocation Fund, the Value Line(R) Dividend Fund and the Value Line(R) 100 Fund have fundamental investment objectives as described in the Prospectus and are also subject to following fundamental policy: A Fund may not, as to 75% of its total assets, (a) invest more than 5% of the value of its total assets in the securities of any one issuer or (b) hold more than 10% of the outstanding voting securities of that issuer (other than obligations issued or guaranteed by the U.S. Government or any agency or instrumentality thereof).

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or
(ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

         Under normal circumstances, each Fund will invest at least 90% of its total assets in common stocks that comprise such Fund's corresponding equity index as set forth below (each, an "Index" and together, the "Indices"). Fund Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

FUND                           INDEX

MicroCap Fund                  Dow Jones Select MicroCap Index(SM)
Dividend Leaders Fund          Morningstar(R) Dividend Leaders(SM) Index
IPOX Fund                      IPOX-100 U.S. Index
Equal Weighted Fund            NASDAQ-100 Equal Weighted Index(SM)
Technology Fund                NASDAQ-100 Technology Sector Index(SM)
Biotech Fund                   Amex(R) Biotechnology Index(SM)
Internet Fund                  Dow Jones Internet Composite Index(SM)
Strategic Value Fund           Deutsche Bank CROCI(R) US+ Index(TM)
Value Line(R) Equity
  Allocation Fund              Value Line(R) Equity Allocation Index
Value Line(R) Dividend Fund    Value Line(R) Dividend Index
Ex-Technology Fund             NASDAQ-100 Ex-Tech Sector Index(SM)
Clean Edge(R) Fund             NASDAQ(R) CleanEdge(R) U.S. Liquid Series Index
S&P REIT Fund                  S&P REIT Corporate Index
ISE Water Fund                 ISE Water Index(TM)
ISE Gas Fund                   ISE-REVERE Natural Gas Index(SM)
ISE Chindia Fund               ISE ChIndia Index(TM)
Value Line(R) 100 Fund         Value Line(R) 100 Index

TYPES OF INVESTMENTS

         Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

         The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Funds may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds are limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

         The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by a Fund of increased brokerage costs and expenses. For the year ended December 31, 2007, the Value Line(R) Equity Allocation Fund had a portfolio turnover rate of 43%, whereas for the period December 5, 2006 through December 31, 2006, it had a portfolio turnover rate of 1%. The difference in the portfolio turnover rate for the two periods is due to the relatively short trading time that was available between December 5, 2006 through December 31, 2006.

HEDGING STRATEGIES

General Description of Hedging Strategies

         The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

         The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Funds may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line(R) Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the AMEX, NYSE Arca, Inc. and the Philadelphia Stock Exchange.

         The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

         The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index.

Options on Futures

         The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                              SUBLICENSE AGREEMENTS

         Each Fund relies on a product license agreement (each, a "Product License Agreement") by and between each provider of each Index (the "Index Provider") and First Trust and a related sublicense agreement (the "Sublicense Agreement") with First Trust that grants each Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider as set forth below, in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund has agreed to be bound by certain provisions of each Product License Agreement. Pursuant to each Product License Agreement, First Trust will pay each Index Provider an annual license fee in the amount set forth below. Each Fund will reimburse First Trust for its costs associated with the respective Product License Agreement; except with respect to the Strategic Value Fund, which will not be obligated to reimburse First Trust in an annual amount of more than 0.10% of the assets of the Fund.

FUND                               INDEX                              INDEX PROVIDER           ANNUAL LICENSE FEE
MicroCap Fund                      The Dow Jones Select MicroCap      Dow Jones & Company,     Greater of
                                   Index(SM)                          Inc.                     (i) $25,000 or (ii)
                                                                                               0.08% of the average
                                                                                               daily NAV of the
                                                                                               Fund.

Dividend Leaders Fund              Morningstar(R) Dividend            Morningstar, Inc.        Greater of
                                   Leaders(SM) Index                                           (i) $100,000 or
                                                                                               (ii) a sum equal to
                                                                                               20% of Fund expenses.

                                      -15-

FUND                               INDEX                              INDEX PROVIDER           ANNUAL LICENSE FEE

IPOX Fund                          IPOX-100 U.S. Index                IPOX Schuster LLC        Greater of
                                                                                               (i) $50,000 or
                                                                                               (ii) 0.10% basis
                                                                                               points of the average
                                                                                               assets under the
                                                                                               management of the
                                                                                               Fund.

Equal Weighted Fund                NASDAQ-100 Equal Weighted          The Nasdaq Stock         0.10% of the average
                                   Index(SM)                          Market, Inc.             daily NAV of the Fund.

Technology Fund                    NASDAQ-100 Technology Sector       The Nasdaq Stock         0.10% of the average
                                   Index(SM)                          Market, Inc.             daily NAV of the Fund.

Biotech Fund                       Amex(R) Biotechnology Index(SM)    American Stock           0.08% of the average
                                                                      Exchange LLC             daily NAV of the Fund.

Internet Index Fund                The Dow Jones Internet Composite   Dow Jones & Company,     0.06% of the average
                                   Index(SM)                          Inc.                     daily NAV of the Fund.

Strategic Value Fund               Deutsche Bank CROCI(R)             Deutsche Bank AG         Greater of (i) $25,000 or
                                   US+ Index(TM)                                               (ii) the sum of 5 basis points per
                                                                                               quarter on the first $200 million of
                                                                                               assets of the Fund, 6.25 basis
                                                                                               points per quarter for assets in
                                                                                               the Fund above $250 million and
                                                                                               6.875 basis points per quarter for
                                                                                               assets in the Fund above
                                                                                               $500 million.

Value Line(R) Equity Allocation    Value Line(R) Equity Allocation    Value Line(R)            15 basis points of
Fund                               Index                              Publishing, Inc.         the average daily NAV
                                                                                               of the Fund

Value Line(R) Dividend Fund        Value Line(R) Dividend Index       Value Line(R)            0.15% of the average
                                                                      Publishing, Inc.         daily NAV of the Fund

Ex-Technology Fund                 NASDAQ-100 Ex-Tech Sector          The Nasdaq Stock         0.10% of the average
                                   Index(SM)                          Market, Inc.             daily NAV of the Fund.

                                      -16-

FUND                               INDEX                              INDEX PROVIDER           ANNUAL LICENSE FEE

Clean Edge(R) Fund                 NASDAQ(R) CleanEdge(R) U.S. Liquid The Nasdaq Stock         0.10% of the average
                                   Series Index                       Market, Inc.             daily NAV of the Fund.

S&P REIT Fund                      S&P REIT Corporate Index           Standard & Poor's, a     0.10% of the average
                                                                      division of The          daily NAV of the Fund.
                                                                      McGraw-Hill Companies,
                                                                      Inc.

ISE Water Fund                     ISE Water Index (TM)               International            0.05% of the average
                                                                      Securities Exchange,     daily NAV of the Fund.
                                                                      LLC

ISE Gas Fund                       ISE-REVERE Natural Gas Index (SM)  International            0.10% of the average
                                                                      Securities Exchange,     daily NAV of the Fund.
                                                                      LLC

ISE Chindia Fund                   ISE ChIndia Index (TM)             International            0.08% of the average
                                                                      Securities Exchange,     daily NAV of the Fund.
                                                                      LLC

Value Line(R) 100 Fund             Value Line(R) 100 Index            Value Line(R)            0.15% basis points of
                                                                      Publishing, Inc.         the average daily NAV
                                                                                               of the Fund

MicroCap Fund and Internet Fund Disclaimer

         The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Funds. Dow Jones' only relationship to First Trust is the licensing of certain trademarks and trade names of Dow Jones and of The Dow Jones Select MicroCap Index(SM) and the Dow Jones Internet Composite Index(SM), which are determined, composed and calculated by Dow Jones without regard to First Trust or the Funds. Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating The Dow Jones Select MicroCap Index(SM) and the Dow Jones Internet Composite Index(SM). Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES SELECT MICROCAP INDEX(SM) OR THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY,

EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES SELECT MICROCAP INDEX(SM) OR THE DOW JONES INTERNET COMPOSITE INDEX(SM) ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES SELECT MICROCAP INDEX(SM) OR THE DOW JONES INTERNET COMPOSITE INDEX(SM) OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES, OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST.

Dividend Leaders Fund Disclaimer

         MORNINGSTAR, INC. ("MORNINGSTAR"), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NOT LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

IPOX Fund Disclaimer

         The Fund is not sponsored, endorsed, sold or promoted by IPOX. IPOX makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX's only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX and of the U.S. IPOX-100 Index, which is determined, composed and calculated by IPOX without regard to First Trust or the Fund.

         IPOX, IPOX SCHUSTER, IPOX-100 AND IPOX-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX SCHUSTER LLC AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX

SCHUSTER LLC TO FIRST Trust PURSUANT TO THE PRODUCT LICENSE AGREEMENT. THE INDEX IS PATENT PENDING BY IPOX SCHUSTER LLC.

Equal Weighted Fund, Technology Fund and Ex-Technology Fund Disclaimer

         The Funds are not sponsored, endorsed, sold or promoted by NASDAQ(R) or its affiliates (NASDAQ(R) with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM) to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of the NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM) trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM) which is determined, composed and calculated by NASDAQ(R) without regard to First Trust or the Funds. NASDAQ(R) has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Equal Weighted Index(SM), NASDAQ-100 Technology Sector Index(SM) or NASDAQ-100 Ex-Tech Sector Index(SM). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Fund Shares to be issued or in the determination or calculation of the equation by which Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 EQUAL WEIGHTED INDEX(SM), NASDAQ-100 TECHNOLOGY SECTOR INDEX(SM) OR THE NASDAQ-100 EX-TECH SECTOR INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Biotech Fund Disclaimer

         The Index is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

         AMERICAN STOCK EXCHANGE LLC DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. AMERICAN STOCK EXCHANGE LLC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. AMERICAN STOCK EXCHANGE LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL AMERICAN STOCK EXCHANGE LLC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Strategic Value Fund Disclaimer

         "Deutsche Bank" and "Deutsche Bank CROCI US+ Index" are service marks of Deutsche Bank. Deutsche Bank has no relationship to First Trust or the Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

      Deutsche Bank does NOT:

   o  Sponsor, endorse, sell or promote the Fund or its Shares;

   o Recommend that any person invest in the Shares of the Fund or any other securities;

   o Have any responsibility or liability for or make any decisions about the timing or amount of the investments of the Fund or the pricing of its Shares;

   o Have any responsibility or liability for the administration, management, investments or marketing of the Fund; or

   o Consider the needs of the Fund or the owners of Shares of the Fund in determining, composing or calculating the Index or have any obligation to do so.

      Deutsche Bank will not have any liability in connection with the Fund. Specifically,

   o Deutsche Bank does not make any warranty, express or implied, and Deutsche Bank disclaims any warranty about:

      o The results to be obtained by the Index, the Fund, the owner of Shares of the Fund or any other person in connection with the use of the Index and the data included in the Index;

      o  The accuracy or completeness of the Index and its data; or

      o The merchantability and the fitness for a particular purpose or use of the Index and its data and compliance with applicable laws;

   o Deutsche Bank will have no liability for any errors, omissions or interruptions in the Index or its data; and

   o Under no circumstances will Deutsche Bank be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Deutsche Bank knows that they might occur.

      The licensing agreement between Deutsche Bank and First Trust is solely for their benefit and not for the benefit of the owners of Shares of the Fund or any other third parties.

Value Line(R) Equity Allocation Fund Disclaimer

         VALUE LINE PUBLISHING, INC.'S ("VLPI") ONLY RELATIONSHIP TO FIRST TRUST IS VLPI'S LICENSING TO FIRST TRUST OF CERTAIN VLPI TRADEMARKS AND TRADE NAMES AND THE VALUE LINE(R) EQUITY ALLOCATION INDEX, THE VALUE LINE(R) DIVIDEND INDEX AND VALUE LINE(R) 100 INDEX (THE "INDEXES"), WHICH ARE COMPOSED BY VLPI WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND PRODUCT, THE VALUE LINE(R) DIVIDEND INDEX FUND PRODUCT AND VALUE LINE(R) 100 INDEX FUND PRODUCT OR ANY INVESTOR. VLPI HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES. THE PRODUCTS RESULTS MAY DIFFER FROM THE HYPOTHETICAL OR PUBLISHED RESULTS OF THE INDEXES. VLPI IS NOT RESPONSIBLE FOR HOW FIRST TRUST MAKES USE OF INFORMATION SUPPLIED BY VLPI. VLPI IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND COMPOSITION OF THE PRODUCTS OR THE TIMING OF THE ISSUANCE FOR SALE OF THE PRODUCTS OR IN THE CALCULATION OF THE EQUATIONS BY WHICH THE PRODUCTS IS TO BE CONVERTED INTO CASH. VLPI MAKES NO

WARRANTY CONCERNING THE INDEXES, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY PERSON'S INVESTMENT PORTFOLIO, OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE INDEX OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE INDEX WILL MEET ANY REQUIREMENTS OR BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE INDEX OR PRODUCT. VLPI HAS NO OBLIGATION OR LIABILITY
(I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE INDEXES OR THE PRODUCTS.

      VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT IS LICENSED TO FIRST TRUST. THE FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND PRODUCT, THE VALUE LINE(R) DIVIDEND INDEX FUND PRODUCT AND VALUE LINE(R) 100 INDEX FUND PRODUCT ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC., VALUE LINE SECURITIES, INC. OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

Clean Edge(R) Fund Disclaimer

         The Fund is not sponsored, endorsed, sold or promoted by NASDAQ(R), Clean Edge(R), Inc. ("Clean Edge(R)") or their affiliates (NASDAQ(R) and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index to track general stock market or sector performance. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's Shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. Neither the Index nor the Fund should be construed as investment advice by the Corporations.

         THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

S&P REIT Fund Disclaimer

         Standard & Poor's(R) and S&P(R) are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation, warranty or condition regarding the advisability of investing in the Fund.

         THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND ITS AFFILIATES ("S&P"). S&P MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P REIT COMPOSITE INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S ONLY RELATIONSHIP TO FIRST TRUST WITH RESPECT TO THE FUND IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P REIT COMPOSITE INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO FIRST TRUST OR THE FUND. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P REIT COMPOSITE INDEX. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, CONDITION OR REPRESENTATION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES OTHER THAN THE S&P U.S. REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, REPRESENTATIONS OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P REIT COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P REIT COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ISE Water Fund, ISE Gas Fund and ISE Chindia Fund Disclaimer

          International Securities Exchange, LLC ("ISE") is not affiliated with the Fund or with First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with ISE.

          The Funds are not sponsored, endorsed, sold or promoted by ISE. ISE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Funds. ISE's only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the ISE Water Index(TM), ISE-REVERE Natural Gas Index(TM) and ISE ChIndia Index(TM) which are determined, composed and calculated by Licensor without regard to First Trust or the Funds. ISE has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating ISE Water Index(TM) ISE-REVERE Natural Gas Index(TM) and ISE ChIndia Index(TM). ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

          ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ISE WATER INDEX(TM), ISE-REVERE NATURAL GAS INDEX(TM) and ISE CHINDIA INDEX(TM) OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ISE WATER INDEX(TM), ISE-REVERE NATURAL GAS INDEX(TM) and ISE CHINDIA INDEX(TM) OR ANY DATA INCLUDED THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR

FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ISE WATER INDEX(TM), ISE-REVERE NATURAL GAS INDEX(TM) and ISE CHINDIA INDEX(TM) OR
ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO
EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN
IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES, OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.


                                INVESTMENT RISKS

Overview

         An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Liquidity Risk

         Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

Small Capitalization and Mid Capitalization Companies

         The equity securities in certain Funds may include small cap and mid cap company stocks. Small cap and mid cap company stocks have customarily involved more investment risk than large capitalization stocks. Small cap and mid cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large cap companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

         The prices of small cap and mid cap company securities are often more volatile than prices associated with large cap company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap and mid cap companies normally have fewer shares outstanding and these shares trade less frequently than large cap companies, it may be more difficult for a Fund which contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small cap and mid cap companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Non-Diversification Risk

         The Dividend Leaders Fund, the IPOX Fund, the Equal Weighted Fund, the Technology Fund, the Biotech Fund, the Internet Fund, the Strategic Value Fund, the Ex-Technology Fund, the Clean Edge(R) Fund, the S&P REIT Fund, the ISE Water Fund, the ISE Gas Fund and the ISE Chindia Fund are classified as "non-diversified" under the 1940 Act. As a result, these Funds are limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Because each of these Funds may invest a relatively high percentage of its assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

Intellectual Property Risk

         Each Fund relies on a license from its Index Provider to First Trust that permits each Fund to use its respective Index and associated trade names and trademarks ("Intellectual Property") in connection with the name and investment strategies of the Fund. Such license may be terminated by the licensor, and as a result, a Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the use of the Intellectual Property to First Trust, on behalf of each Fund. Accordingly, in the event the license is terminated or Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund.

Issuer Specific Changes Risk

         The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-U.S. Securities Risk

Certain Funds may invest in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. These securities are either in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or are directly listed on a U.S. securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession;
(v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S. due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


                             MANAGEMENT OF THE FUNDS

         The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                           THE FIRST         OTHER
                                                  TERM OF OFFICE                           TRUST FUND     TRUSTEESHIPS
                                                  AND YEAR FIRST                            COMPLEX           OR
        NAME, ADDRESS         POSITION AND         ELECTED OR     PRINCIPAL OCCUPATIONS   OVERSEEN BY    DIRECTORSHIPS
      AND DATE OF BIRTH       OFFICES WITH TRUST    APPOINTED     DURING PAST 5 YEARS       TRUSTEE      HELD BY TRUSTEE

Trustee who is an
Interested Person of the
Trust
-------------------------

James A. Bowen(1)             President,          o Indefinite    President, First        58 Portfolios  Trustee of
1001 Warrenville Road,        Chairman of the       term          Trust Advisors L.P.                    Wheaton
Suite 300                     Board, Chief                        and First Trust                        College
Lisle, IL 60532               Executive Officer                   Portfolios L.P.;
D.O.B.: 09/55                 and Trustee         o 2003          Chairman of the Board
                                                                  of Directors,
                                                                  BondWave, LLC
                                                                  (Software
                                                                  Develop-ment
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Independent Trustees
-------------------------
Richard E. Erickson           Trustee             o Indefinite    Physician; President,   58 Portfolios  None
c/o First Trust Advisors                            term          Wheaton Orthopedics;
L.P.                                                              Co-Owner and
1001 Warrenville Road,                                            Co-Director (January
  Suite 300                                       o 2005          1996 to May 2007),
Lisle, IL 60532                                                   Sports Med Center for
D.O.B.: 04/51                                                     Fitness; Limited
                                                                  Partner, Gundersen
                                                                  Real Estate
                                                                  Partnership; Limited
                                                                  Partner, Sportsmed LLC

Thomas R. Kadlec              Trustee             o Indefinite    Senior Vice President   58 Portfolios  None
c/o First Trust Advisors                            term          and Chief Financial
L.P.                                                              Officer (May 2007 to
1001 Warrenville Road,                            o 2005          Present), Vice
  Suite 300                                                       President and Chief
Lisle, IL 60532                                                   Financial Officer
D.O.B.: 11/57                                                     (1990 to May 2007),
                                                                  ADM Investor
                                                                  Services, Inc.
                                                                  (Futures Commission
                                                                  Merchant); President
                                                                  (May 2005 to
                                                                  Present), ADM
                                                                  Derivatives, Inc.;
                                                                  Registered
                                                                  Representative (2000
                                                                  to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., a FINRA member
                                                                  (Broker-Dealer)

                                      -30-

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                           THE FIRST         OTHER
                                                  TERM OF OFFICE                           TRUST FUND     TRUSTEESHIPS
                                                  AND YEAR FIRST                            COMPLEX           OR
        NAME, ADDRESS         POSITION AND         ELECTED OR     PRINCIPAL OCCUPATIONS   OVERSEEN BY     DIRECTORSHIPS
      AND DATE OF BIRTH       OFFICES WITH TRUST    APPOINTED     DURING PAST 5 YEARS       TRUSTEE       HELD BY TRUSTEE

Robert F. Keith               Trustee             o Indefinite    President (2003 to      58 Portfolios  None
c/o First Trust Advisors                            term          Present), Hibs
L.P.                                                              Enterprises Financial
1001 Warrenville Road,                            o 2006          and Management
  Suite 300                                                       Consulting; President
Lisle, IL 60532                                                   (2001 to 2003),
D.O.B.: 11/56                                                     Aramark Service
                                                                  Master Management;
                                                                  President and Chief
                                                                  Operating Officer
                                                                  (1998 to 2003),
                                                                  Service Master
                                                                  Management Services

Niel B. Nielson               Trustee             o Indefinite    President (June 2002    58 Portfolios  Director of
c/o First Trust Advisors                            term          to Present), Covenant                  Covenant
L.P.                                                              College                                Transport Inc.
1001 Warrenville Road,                            o 2005
  Suite 300
Lisle, IL 60532
D.O.B.: 03/54



Officers of the Trust
-------------------------

Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial         N/A            N/A
1001 Warrenville Road,        Controller, Chief     term          Officer, First Trust
  Suite 300                   Financial Officer                   Advisors L.P. and
Lisle, IL 60532               and Chief                           First Trust
D.O.B.: 11/57                 Accounting Officer  o 2005          Portfolios L.P.;
                                                                  Chief Financial
                                                                  Officer, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

Kelley A. Christensen         Vice President      o Indefinite    Assistant Vice          N/A            N/A
1001 Warrenville Road,                              term          President, First
  Suite 300                                                       Trust Advisory and
Lisle, IL 60532                                   o 2006          First Trust
D.O.B.: 09/70                                                     Portfolios L.P.

James M. Dykas                Assistant           o Indefinite    Senior Vice President   N/A            N/A
1001 Warrenville Road,        Treasurer             term          (April 2007 to
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                   o 2005          President (January
D.O.B.: 01/66                                                     2005 to April 2007),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Executive Director
                                                                  (December 2002 to
                                                                  January 2005), Vice
                                                                  President (December
                                                                  2000 to December
                                                                  2002), Van Kampen
                                                                  Asset Manage-ment and
                                                                  Morgan Stanley
                                                                  Investment Management

W. Scott Jardine              Secretary and       o Indefinite    General Counsel, N/A N/A 1001
Warrenville Road,             Chief Compliance      term          First Trust Advisors
  Suite 300                   Officer                             L.P. and First Trust
Lisle, IL 60532                                   o 2005          Portfolios L.P.;
D.O.B.: 05/60                                                     Secretary, BondWave
                                                                  LLC (Software
                                                                  Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC
                                                                  (Investment Adviser)

                                      -31-

                                                                                         PORTFOLIOS IN
                                                                                           THE FIRST         OTHER
                                                  TERM OF OFFICE                           TRUST FUND     TRUSTEESHIPS
                                                  AND YEAR FIRST                            COMPLEX           OR
        NAME, ADDRESS         POSITION AND         ELECTED OR     PRINCIPAL OCCUPATIONS   OVERSEEN BY     DIRECTORSHIPS
      AND DATE OF BIRTH       OFFICES WITH TRUST    APPOINTED     DURING PAST 5 YEARS       TRUSTEE       HELD BY TRUSTEE

Daniel J. Lindquist           Vice President      o Indefinite    Senior Vice President   N/A            N/A
1001 Warrenville Road,                              term          (September 2005 to
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                   o 2005          President (April 2004
D.O.B.: 02/70                                                     to September 2005),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Chief Operating
                                                                  Officer (January 2004
                                                                  to April 2004), Mina
                                                                  Capital Management,
                                                                  LLC; Chief Operating
                                                                  Officer (April 2000
                                                                  to January 2004),
                                                                  Samaritan Asset
                                                                  Management Services,
                                                                  Inc.

Kristi A. Maher               Assistant           o Indefinite    Deputy General          N/A            N/A
1001 Warrenville Road,        Secretary             term          Counsel (May 2007 to
  Suite 300                                                       Present), Assistant
Lisle, IL 60532                                   o 2005          General Counsel
D.O.B.: 12/66                                                     (March 2004 to May
                                                                  2007), First Trust
                                                                  Advisors L.P. and
                                                                  First Trust
                                                                  Portfolios L.P.;
                                                                  Associate (December
                                                                  1995 to March 2004),
                                                                  Chapman and Cutler LLP

Roger F. Testin               Vice President      o Indefinite    Senior Vice President   N/A            N/A
1001 Warrenville Road,                              term          (November 2003 to
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                   o 2005          President (August
D.O.B.: 06/66                                                     2001 to November
                                                                  2003), First Trust
                                                                  Advisors L.P. and
                                                                  First Trust
                                                                  Portfolios L.P.

Stan Ueland                   Vice President      o Indefinite    Vice President          N/A            N/A
1001 Warrenville Road,                              term          (August 2005 to
  Suite 300                                                       Present), First Trust
Lisle, IL 60532                                   o 2006          Advisors L.P. and
D.O.B.: 11/70                                                     First Trust
                                                                  Portfolios L.P.; Vice
                                                                  President (May 2004
                                                                  to August 2005),
                                                                  BondWave LLC
                                                                  (Software Development
                                                                  Company/
                                                                  Broker-Dealer);
                                                                  Account Executive
                                                                  (January 2003 to May
                                                                  2004), Mina Capital
                                                                  Management, LLC and
                                                                  Samaritan Asset
                                                                  Management Services,
                                                                  Inc.; Sales
                                                                  Consultant (January
                                                                  1997 to January
                                                                  2003), Oracle
                                                                  Corporation

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Funds.

         The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Bowen and Erickson are members of the Executive Committee. During the last fiscal year, the Executive Committee __________.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Funds shall mail such recommendation to W. Scott Jardine at the Funds' address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held _______ meetings.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith, and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held _________ meetings.

         The Audit Committee is responsible for overseeing the Funds' accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held ___________ meetings.

         Messrs. Bowen, Erickson, Kadlec, Keith and Nielson are trustees of First Defined Portfolio Fund, LLC, an open-end mutual fund with eight portfolios, 14 closed-end funds and three exchange-traded fund trusts with 36 portfolios (collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Roger Testin and Stan Ueland) hold the same positions with the other funds and trusts of the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the exchange-traded fund trusts of the First Trust Fund Complex. Mr. Testin, Vice President of the Trust, serves in the same position for the exchange-traded fund trusts and the open-end mutual fund of the First Trust Fund Complex.

         Under the Trustees' compensation plan, each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. Independent Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.

         Additionally, for all the trusts in the First Trust Fund Complex, effective January 1, 2008, Dr. Erickson is paid annual compensation of $10,000 to serve as the Lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr. Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee. The chairmen and the Lead Trustee will serve two years before rotating to serve as a chairman of another committee or as Lead Trustee. The additional compensation is allocated equally among each of the trusts in the First Trust Fund Complex. For purposes of the description of Trustees' compensation, First Defined Portfolio Fund, LLC is considered a trust.

         During the calendar year ended December 31, 2007, for all the trusts in the First Trust Fund Complex, Mr. Kadlec was paid $10,000 to serve as the Lead Trustee, Mr. Nielson was paid $5,000 to serve as chairman of the Audit Committee and no additional compensation was paid to Dr. Erickson for his service as chairman of the Nominating and Governance Committee and the Valuation Committee. The annual compensation was allocated equally among each of the trusts in the First Trust Fund Complex.

         The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Trust and the First Trust Fund Complex to each of the Independent Trustees for the fiscal year ended December 31, 2007. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust.

                                                       TOTAL COMPENSATION
                          TOTAL COMPENSATION                FROM THE
 NAME OF TRUSTEE          FROM THE TRUST (1)      FIRST TRUST FUND COMPLEX(2)

 James A. Bowen                   $0                           $0
 Richard E. Erickson            $9,673                      $156,875
 Thomas R. Kadlec               $9,203                      $166,875
 Robert F. Keith(3)             $9,673                      $154,375
 Niel B. Nielson               $10,869                      $166,500

--------------------
(1) The compensation paid by the Trust to the Trustees for fiscal year ended December 31, 2007 for services to each Fund of the Trust.
(2) The total compensation paid to the Independent Trustees for the year ended December 31, 2007 for services to the eight portfolios of First Defined Portfolio Fund, LLC, an open-end fund (four portfolios of First Defined Portfolio Fund, LLC were liquidated on March 16, 2007), 14 closed-end funds and 36 series of the Trust, the First Trust Exchange-Traded Fund II Trust and First Trust Exchange-Traded AlphaDEX(TM) Fund, all advised by First Trust.
(3) Mr. Keith joined the Board of Trustees of certain funds in the First Trust Fund Complex on June 12, 2006 and First Defined Portfolio Fund, LLC on April 30, 2007.

         The Trust has no employees. Its officers are compensated by First
Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds as of December 31, 2007:


DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND (NUMBER OF SHARES HELD)

                  Value Line(R)     Value Line(R)     Value Line(R)      Strategic        Dividend        IPOX Fund
                  Equity            100 Fund          Dividend Fund      Value Fund       Leaders Fund
                  Allocation Fund

INTERESTED TRUSTEE

Mr. Bowen         $10,001-$50,000   $50,001-$100,000  $50,001-$100,000        $0              $0              $0
                   (1250 Shares)     (4,000 Shares)    (3,500 Shares)     (0 Shares)      (0 Shares)      (0 Shares)

INDEPENDENT TRUSTEES
Dr. Erickson            $0          $10,001-$50,000   $10,001-$50,000    $10,001-$50,000       $0              $0
                    (0 Shares)       (1,926 Shares)     (859 Shares)      (869 Shares)    (0 Shares)      (0 Shares)

Mr. Kadlec              $0          $10,001-$50,000   $10,001-$50,000         $0              $0              $0
                    (0 Shares)       (1,971 Shares)    (2,256 Shares)     (0 Shares)      (0 Shares)      (0 Shares)

Mr. Keith               $0          $10,001-$50,000          $0               $0          $10,001-$50,000       $0
                    (0 Shares)       (1,425 Shares)      (0 Shares)       (0 Shares)      (750 Shares)    (0 Shares)

Mr. Nielson       $1-$10,000        $1-$10,000           $1-$10,000       $1-$10,000      $1-$10,000      $1-$10,000
                  (200 Shares)      (273 Shares)        (252 Shares)     (200 Shares)     (200 Shares)    (200 Shares)

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2007.

          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE FIRST TRUST FUND COMPLEX

INTERESTED TRUSTEE
Mr. Bowen                       Over $100,000


INDEPENDENT TRUSTEES
Dr. Erickson                    Over $100,000

Mr.Kadlec                       Over $100,000

Mr. Keith                       Over $100,000

Mr. Nielson                     $50,001 - $100,000

         As of the date of this Statement of Additional Information, the Independent Trustees of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

         As of the date of this Statement of Additional Information, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

         The following table sets forth the percentage ownership of each person who, as of December 31, 2008, owned of record, or is known by the Trust to have owned of record or beneficially 5% or more of a Fund's shares.

         Information as to beneficial ownership is based on the securities position listing reports as of December 31, 2007. The Fund does not have any knowledge of who the ultimate beneficiaries are of the Shares listed below. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of control.

FUND                                    NAME AND ADDRESS OF OWNER         PERCENTAGE OF
                                                                          RECORD OWNERSHIP
Dividend Leaders Fund
IPOX Fund
Equal Weighted Fund
Technology Fund
Biotech Fund
Internet Index Fund
Strategic Value Fund
Value Line(R) Equity Allocation Fund
Value Line(R) Dividend Fund
Ex-Technology Fund
Clean Edge(R) Fund
S&P REIT Fund ISE Water Fund

                                      -36-


FUND                                    NAME AND ADDRESS OF OWNER         PERCENTAGE OF
                                                                          RECORD OWNERSHIP
ISE Gas Fund
ISE Chindia Fund
Value Line(R) 100 Fund

         INVESTMENT ADVISER. First Trust, 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of the Trust.

         First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an Investment Management Agreement (the "Investment Management Agreement") between First Trust and the Trust, each Fund has agreed to pay an annual management fee in the amounts set forth below.

FUND                                         ANNUAL MANAGEMENT FEE

MicroCap Fund                                0.50% of average daily net assets
Dividend Leaders Fund                        0.30% of average daily net assets
IPOX Fund                                    0.40% of average daily net assets
Equal Weighted Fund                          0.40% of average daily net assets
Technology Fund                              0.40% of average daily net assets
Biotech Fund                                 0.40% of average daily net assets
Internet Index Fund                          0.40% of average daily net assets
Strategic Value Fund                         0.50% of average daily net assets
Value Line(R) Equity Allocation Fund         0.50% of average daily net assets
Value Line(R) Dividend Fund                  0.50% of average daily net assets

FUND                                         ANNUAL MANAGEMENT FEE

Ex-Technology Fund                           0.40% of average daily net assets
Clean Edge(R) Fund                           0.40% of average daily net assets
S&P REIT Fund                                0.30% of average daily net assets
ISE Water Fund                               0.40% of average daily net assets
ISE Gas Fund                                 0.40% of average daily net assets
ISE Chindia Fund                             0.40% of average daily net assets
Value Line(R) 100 Fund                       0.50% of average daily net assets

      Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Until each Fund's Expense Cap Termination Date set forth below, First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding the Annual Expense Cap amounts set forth below. Expenses borne by First Trust are subject to reimbursement by a Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in a Fund's expenses exceeding its Expense Cap.

FUND                                     ANNUAL EXPENSE CAP                  EXPENSE CAP TERMINATION DATE
MicroCap Fund                            0.60% of average daily net assets                  May 15, 2009
Dividend Leaders Fund                    0.45% of average daily net assets                  May 15, 2009
IPOX Fund                                0.60% of average daily net assets                  May 15, 2009
Equal Weighted Fund                      0.60% of average daily net assets                  May 15, 2009
Technology Fund                          0.60% of average daily net assets                  May 15, 2009
Biotech Fund                             0.60% of average daily net assets                  May 15, 2009
Internet Fund                            0.60% of average daily net assets                  May 15, 2009
Strategic Value Fund                     0.65% of average daily net assets                  May 15, 2009
Value Line(R) Equity Allocation Fund     0.70% of average daily net assets                  May 15, 2009
Value Line(R) Dividend Fund              0.70% of average daily net assets                  May 15, 2009
Ex-Technology Fund                       0.60% of average daily net assets                  May 15, 2009
Clean Edge(R) Fund                       0.60% of average daily net assets                  May 15, 2009
S&P REIT Fund                            0.50% of average daily net assets                  May 15, 2009
ISE Gas Fund                             0.60% of average daily net assets                  May 15, 2009
ISE Water Fund                           0.60% of average daily net assets                  May 15, 2009
ISE Chindia Fund                         0.60% of average daily net assets                  May 15, 2009
Value Line(R) 100 Fund                   0.70% of average daily net assets                 June 18, 2009

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by each Fund and the fees waived and expenses reimbursed by First Trust for the specified period.


                                  AMOUNT OF MANAGEMENT FEES
                               (NET OF FEE WAIVERS AND EXPENSE           AMOUNT OF FEES WAIVED AND EXPENSES REIMBURSED
                                REIMBURSEMENTS BY FIRST TRUST)                           BY FIRST TRUST
                               -------------------------------           ---------------------------------------------

                          (FOR THE         (FOR THE        (FOR THE         (FOR THE        (FOR THE         (FOR THE
                        PERIOD ENDED        PERIOD          PERIOD           PERIOD          PERIOD           PERIOD
                                            ENDED            ENDED            ENDED          ENDED            ENDED
FUND                       12/31/05)      12/31/06)        12/31/07)        12/31/05)        12/31/06)        12/31/07)

MicroCap Fund                 $0              $0               $0            $68,239         $137,971        $137,185

Dividend Leaders Fund        N/A              $0            $55,804            N/A           $172,016        $199,880

IPOX Fund                    N/A              $0               $0              N/A           $116,048        $113,731

Equal Weighted Fund          N/A              $0            $11,169            N/A           $101,077         $86,008

Technology Fund              N/A              $0            $19,069            N/A           $93,915          $75,489

Biotech Fund                 N/A              $0            $135,939           N/A           $80,389          $65,395

Internet Fund                N/A              $0            $164,124           N/A           $82,899          $54,768

Strategic Value Fund         N/A              $0            $10,238            N/A           $132,531        $172,875

Value Line(R) Equity         N/A              $0               $0              N/A           $26,011          $98,378
Allocation Fund

Ex-Technology Fund           N/A              N/A              $0              N/A             N/A            $61,242

Clean Edge(R) Fund           N/A              N/A             $198             N/A             N/A            $77,233

S&P REIT Fund                N/A              N/A              $0              N/A             N/A           $108,608


                                      -39-


                                  AMOUNT OF MANAGEMENT FEES
                               (NET OF FEE WAIVERS AND EXPENSE           AMOUNT OF FEES WAIVED AND EXPENSES REIMBURSED
                                REIMBURSEMENTS BY FIRST TRUST)                           BY FIRST TRUST
                               -------------------------------           ---------------------------------------------

                          (FOR THE         (FOR THE        (FOR THE         (FOR THE        (FOR THE         (FOR THE
                        PERIOD ENDED        PERIOD          PERIOD           PERIOD          PERIOD           PERIOD
                                            ENDED            ENDED            ENDED          ENDED            ENDED
FUND                       12/31/05)      12/31/06)        12/31/07)        12/31/05)        12/31/06)        12/31/07)

ISE Water Fund               N/A              N/A              $0              N/A             N/A            $57,664

ISE Gas Fund                 N/A              N/A              $0              N/A             N/A            $59,322

ISE Chindia Fund             N/A              N/A           $51,266            N/A             N/A            $61,221

Value Line(R) 100 Fund(1) $890,991         $950,791       $1,261,469           N/A             N/A           $132,258

(1) On June 15, 2007, the First Trust Value Line(R) 100 Exchange-Traded Fund acquired the assets and adopted the financial and performance history of its predecessor fund, First Trust Value Line(R) 100 Fund. Accordingly, the First Trust Value Line(R) 100 Exchange-Traded Fund adopted the financial statements of its predecessor fund. The table sets forth the management fees paid by the First Trust Value Line(R) 100 Exchange-Traded Fund or its predecessor fund for the specified periods.


                 (FOR THE      (FOR THE     (FOR THE     (FOR THE    (FOR THE     (FOR THE     (FOR THE    (FOR THE
                  PERIOD        PERIOD       PERIOD       PERIOD       PERIOD      PERIOD       PERIOD       PERIOD
                  ENDED         ENDED       6/1/06 TO      ENDED       ENDED       ENDED      6/1/06 TO      ENDED
    FUND         5/31/05)      5/31/06)     12/31/06)    12/31/07)    5/31/05)    5/31/06)     12/31/06)   12/31/07)
Value Line(R)
Dividend
Fund(2)          $3,542,990   $3,598,042     $2,015,941   $900,390       N/A        N/A         $33,985     $392,894

(2) On December 15, 2006, the First Trust Value Line(R) Dividend Index Fund acquired the assets and adopted the financial and performance history of its predecessor fund, the First Trust Value Line(R) Dividend Fund. Accordingly, the First Trust Value Line(R) Dividend Index Fund adopted the financial statements of its predecessor fund. The table sets forth the management fees paid by the First Trust Value Line(R) Dividend Index Fund or its predecessor fund for the specified periods.


         INVESTMENT COMMITTEE. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                                POSITION WITH               LENGTH OF SERVICE        PRINCIPAL OCCUPATION
NAME                            FIRST TRUST                 WITH FIRST TRUST         DURING PAST FIVE YEARS

Daniel J. Lindquist             Senior Vice President       Since 2004               Senior Vice President
                                                                                     (September 2005 to Present),
                                                                                     Vice President (April 2004 to
                                                                                     September 2005), First Trust
                                                                                     Advisors L.P. and First Trust
                                                                                     Portfolios L.P.; Chief
                                                                                     Operating Officer (January
                                                                                     2004 to April 2004), Mina
                                                                                     Capital Management, LLC; Chief
                                                                                     Operating Officer (April 2000
                                                                                     to January 2004), Samaritan
                                                                                     Asset Management Services, Inc.

Robert F. Carey                 Chief Investment Officer    Since 1991               Chief Investment Officer and
                                and Senior Vice President                            Senior Vice President, First
                                                                                     Trust Advisors L.P.; Senior
                                                                                     Vice President, First Trust
                                                                                     Portfolios L.P.

Jon C. Erickson                 Senior Vice President       Since 1994               Senior Vice President (August
                                                                                     2002 to Present), First Trust
                                                                                     Advisors L.P. and First Trust
                                                                                     Portfolios L.P.

David G. McGarel                Senior Vice President       Since 1997               Senior Vice President (August
                                                                                     2002 to Present), First Trust
                                                                                     Advisors L.P. and First Trust
                                                                                     Portfolios L.P.

Roger F. Testin                 Senior Vice President       Since 2001               Senior Vice President
                                                                                     (November 2003 to Present),
                                                                                     Vice President (August 2001 to
                                                                                     November 2003), First Trust
                                                                                     Portfolios L.P. and First
                                                                                     Trust Advisors L.P.

Stan Ueland                     Vice President              Since 2005               Vice President of First Trust
                                                                                     and First Trust Portfolios
                                                                                     L.P. (August 2005 to Present);
                                                                                     Vice President of BondWave LLC
                                                                                     (May 2004 to August 2005);
                                                                                     Account Executive, Mina
                                                                                     Capital Management LLC and
                                                                                     Samaritan Asset Management
                                                                                     Services, Inc. (January 2003
                                                                                     to May 2004); Sales
                                                                                     Consultant, Oracle Corporation
                                                                                     (January 1997 to January 2003)

         Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those Funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by Funds that do not utilize quantitative investment strategies.

         Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each Fund advised by First Trust.

         No member of the Investment Committee beneficially owns any Shares of a Fund.

         COMPENSATION. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the other investment vehicles with the number of accounts and assets, as of December 31, 2007, set forth in the table below:


                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                          REGISTERED INVESTMENT       OTHER POOLED
                                          COMPANIES                   INVESTMENT VEHICLES
                                          NUMBER OF ACCOUNTS          NUMBER OF ACCOUNTS       OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER               ($ ASSETS)                  ($ ASSETS)               ACCOUNTS ($ ASSETS)

Robert F. Carey                           36 ($3,950,775,639)         4 ($534,988,518)         4,096 ($980,909,176)

Roger F. Testin                           36 ($3,950,775,639)         4 ($534,988,518)         4,096 ($980,909,176)

Jon C. Erickson                           36 ($3,950,775,639)         4 ($534,988,518)         4,096 ($980,909,176)

David G. McGarel                          36 ($3,950,775,639)         4 ($534,988,518)         4,096 ($980,909,176)

Daniel J. Lindquist                       36 ($3,950,775,639)         4 ($534,988,518)         4,096 ($980,909,176)

Stan Ueland                               19 ($99,454,960)                  N/A                       N/A
--------------------

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the

Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

         The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified period:

                                                      AGGREGATE AMOUNT OF BROKERAGE COMMISSIONS
                                                      -----------------------------------------
                                   (FOR THE PERIOD ENDED        (FOR THE PERIOD ENDED        (FOR THE PERIOD ENDED
FUND                                DECEMBER 31, 2005)           DECEMBER 31, 2006)           DECEMBER 31, 2007)
MicroCap Fund                             $5,719                       $18,607                      $9,318

Dividend Leaders Fund                       N/A                        $6,238                       $10,166

IPOX Fund                                   N/A                        $10,063                      $5,762

Equal Weighted Fund                         N/A                        $1,223                       $1,326

Technology Fund                             N/A                        $3,265                       $1,429

Biotech Fund                                N/A                        $2,200                       $5,467

Internet Fund                               N/A                        $1,805                       $12,833

Strategic Value Fund                        N/A                        $1,072                       $6,904

Value Line(R) Equity Allocation             N/A                        $24,527                      $13,640
Fund

Ex-Technology Fund                          N/A                          N/A                         $589

Clean Edge(R) Fund                          N/A                          N/A                        $3,335

S&P REIT Fund                               N/A                          N/A                         $518

ISE Water Fund                              N/A                          N/A                         $652

ISE Gas Fund                                N/A                          N/A                        $1,467

ISE Chindia Fund                            N/A                          N/A                        $7,492

Value Line(R) 100 Fund(1)                   $891                      $950,791                     $60,208

(1) On June 15, 2007, the Value Line(R) 100 Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) 100 Fund adopted the financial statements of its predecessor fund. The table sets forth the brokerage commissions paid by the First Trust Value Line(R) 100 Fund or its predecessor fund for the specified periods.

                          (FOR THE PERIOD ENDED   (FOR THE PERIOD ENDED     (FOR THE PERIOD    (FOR THE PERIOD ENDED
                              MAY 31, 2005)           MAY 31, 2006)         JUNE 1, 2006 TO      DECEMBER 31, 2007)
                                                                          DECEMBER 31, 2006)

Value Line(R) Dividend           $309,700               $317,923               $24,526              $28,536
Fund(2)

(2) On December 15, 2006, the First Trust Value Line(R) Dividend Index Fund acquired the assets and adopted the financial and performance history of its predecessor fund, the First Trust Value Line(R) Dividend Fund. Accordingly, the First Trust Value Line(R) Dividend Index Fund adopted the financial statements of its predecessor fund. The table sets forth the brokerage commissions paid by the First Trust Value Line(R) Dividend Index Fund or its predecessor fund for the specified periods.


         The commissions paid by the Value Line(R) 100 Fund for the period ended December 31, 2007 was $890,583 less than for the period ended December 31, 2006. This difference is primarily due to operating as exchange-traded fund rather than a closed-end fund as its predecessor fund had. The commissions paid by the Value Line(R) Dividend Fund for the period ended December 31, 2006 was $293,397 less than for the period ended May 31, 2006. This difference is primarily due to operating as exchange-traded fund rather than a closed-end fund as its predecessor fund had, as well as the shortened time frame of the period ended December 31, 2006.

         ADMINISTRATOR. The Bank of New York Mellon Corporation ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion. The following table sets forth the aggregate amount paid by each Fund to BONY under the Fund Administration and Accounting Agreement.

FUND                             FOR THE PERIOD ENDED       FOR THE PERIOD ENDED          FOR THE PERIOD ENDED
                                 DECEMBER 31, 2005          DECEMBER 31, 2006             DECEMBER 31, 2007

MicroCap Fund                             $4,053                      $11,883                       $27,788
Dividend Leaders Fund                       N/A                       $16,004                       $49,973
IPOX Fund                                   N/A                        $6,858                       $20,200
Equal Weighted Fund                         N/A                        $7,163                       $20,175
Technology Fund                             N/A                        $6,078                       $13,624
Biotech Fund                                N/A                        $6,511                       $27,676
Internet Fund                               N/A                        $6,449                       $30,673
Strategic Value Fund                        N/A                        $3,413                       $21,887
Value Line(R) Equity Allocation             N/A                          $511                       $13,243
Fund
Value Line(R) Dividend Fund                 N/A                        $8,925                      $135,704
Ex-Technology Fund                          N/A                         N/A                          $2,578
Clean Edge(R) Fund                          N/A                         N/A                         $11,812
S&P REIT Fund                               N/A                         N/A                          $2,536
ISE Gas Fund                                N/A                         N/A                          $2,547
ISE Water Fund                              N/A                         N/A                          $3,469
ISE Chindia Fund                            N/A                         N/A                         $15,524
Value Line(R) 100 Fund                      N/A                         N/A                         $52,206

         The Trust, on behalf of the Funds, has entered into an agreement with PFPC Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services for the Trust and the Funds in connection with the Board's meetings and other related matters.

         On December 15, 2006, the Value Line(R) Dividend Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) Dividend Fund adopted the financial statements of the predecessor fund. PFPC was the administrator for its predecessor fund. The following table sets forth the amount paid to PFPC by the predecessor fund for the specified periods for its services as the administrator of the predecessor fund.

                        PERIOD                                          AGGREGATE AMOUNT PAID TO PFPC
                  6/1/2004-5/31/2005                                               $476,060

                  6/1/2005-5/31/2006                                               $482,836

                  6/1/2006-12/15/2006                                              $263,252


                                      -47-

         On June 15, 2007, the Value Line(R) 100 Fund acquired the assets and adopted the financial and performance history of its predecessor fund.
Accordingly, the Value Line(R) 100 Fund adopted the financial statements of its predecessor fund. The following table sets forth the amount paid to PFPC by the predecessor fund for the specified periods for its services as the administrator of the predecessor fund.

                        PERIOD                                          AGGREGATE AMOUNT PAID TO PFPC

                  1/1/2005-12/31/2005                                              $274,318

                  1/1/2006-12/31/2006                                              $278,397

                  1/1/2007-6/15/2007                                               $126,636


         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
                           INDEX PROVIDER AND EXCHANGE

         CUSTODIAN. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         DISTRIBUTOR. First Trust Portfolios is the distributor (the "Distributor") and principal underwriter of the Shares of the Funds. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. The Adviser's available resources to make these payments include profits from advisory fees received from the Funds. The services the Adviser may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

         For the fiscal year ended December 31, 2007, there were no underwriting commissions with respect to the sale of Fund Shares and First Trust Portfolios L.P. did not receive compensation on redemptions for the Funds for that period.

         On December 15, 2006, the Value Line(R) Dividend Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) Dividend Fund adopted the financial statements of its predecessor fund. Its Predecessor Fund did not pay First Trust Portfolios any underwriting commissions and compensation on redemptions.

         On June 15, 2007, the Value Line(R) 100 Fund acquired the assets and adopted the financial and performance history of its predecessor fund. Accordingly, the Value Line(R) 100 Fund adopted the financial statements of its predecessor fund. Its Predecessor Fund did not pay First Trust Portfolios any underwriting commissions and compensation on redemptions.

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently paid by the Funds, and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before April 30, 2009.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         INDEX PROVIDER. The respective Indices that each respective Fund seeks to track are compiled by the Index Providers as set forth below.

FUND                                    INDEX PROVIDER
MicroCap Fund                           Dow Jones & Company, Inc.

FUND                                    INDEX PROVIDER
Dividend Leaders Fund                   Morningstar, Inc.
IPOX Fund                               IPOX Schuster LLC
Equal Weighted Fund                     The Nasdaq Stock Market, Inc.
Technology Fund                         The Nasdaq Stock Market, Inc.
Biotech Fund                            American Stock Exchange LLC
Internet Index Fund                     Dow Jones & Company, Inc.
Strategic Value Fund                    Deutsche Bank AG
Value Line(R) Equity Allocation Fund    Value Line(R) Publishing, Inc.
Value Line(R) Dividend Fund             Value Line(R) Publishing, Inc.
Ex-Technology Fund                      The Nasdaq Stock Market, Inc.
Clean Edge(R) Fund                      The Nasdaq Stock Market, Inc.
S&P REIT Fund                           Standard & Poor's, a division
                                        of The McGraw-Hill Companies, Inc.
ISE Water Fund                          International Securities Exchange,LLC
ISE Gas Fund                            International Securities Exchange, LLC
ISE Chindia Fund                        International Securities Exchange, LLC
Value Line(R) 100 Fund                  Value Line(R) Publishing, Inc.

         The Index Providers are not affiliated with the Funds or with First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with each Index Provider.

         With respect to the Value Line(R) Equity Allocation Fund, the Value Line(R) Dividend Fund and the Value Line(R) 100 Fund, First Trust has entered into the Index Calculation and License Agreement with AMEX pursuant to which AMEX will serve as the calculation agent for the Indices. As the calculation agent, AMEX will be responsible for the management of the day-to-day operations of these respective Indices on behalf of Value Line(R), including calculating the value of the Indices every 15 seconds, widely disseminating each such Index value every 15 seconds and tracking corporate actions resulting in adjustments to such Index.

         EXCHANGE. Besides being the Index Provider for the Biotech Fund and the calculation agent for the Indices related to the Value Line(R) Equity Allocation Fund, the Value Line(R) Dividend Fund and the Value Line(R) 100 Fund, the only relationship that AMEX has with First Trust or the Distributor in connection with the Biotech Fund, Strategic Value Fund, Internet Fund, MicroCap Fund, IPOX Fund, Dividend Leaders Fund, Value Line(R) Equity Allocation Fund, Value Line(R) Dividend Fund, S&P REIT Fund and Value Line(R) 100 Fund (collectively, the "AMEX Listed Funds") is that AMEX lists the Shares of the AMEX Listed Funds pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the AMEX Listed Funds or in the determination or calculation of the NAV of such Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the AMEX Listed Funds.

         Besides being the Index Provider for the Equal Weighted Fund, the Technology Fund, the Ex-Technology Fund and the Clean Edge(R) Fund (together, the "NASDAQ(R) Listed Funds"), the only relationship that NASDAQ(R) has with First Trust or the Distributor in connection with the NASDAQ(R) Listed Funds is that NASDAQ(R) lists the Shares of the NASDAQ(R) Listed Funds pursuant to its

Listing Agreement with the Trust. NASDAQ(R) is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the NASDAQ(R) Listed Funds or in the determination or calculation of the asset value of such Funds. NASDAQ(R) has no obligation or liability in connection with the administration, marketing or trading of the NASDAQ(R) Listed Funds.

         The only relationships that the NYSE Arca has with First Trust or the Distributor in connection with the ISE Water Fund, the ISE Gas Fund and the ISE Chindia Fund (the "NYSE Arca Listed Funds") are that NYSE Arca lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the net asset value of the Funds. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the NYSE Arca Listed Funds.


                             ADDITIONAL INFORMATION

         BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC ACTS AS SECURITIES DEPOSITORY FOR FUND SHARES. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE"), the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

         A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific

ISS recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Funds' website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. Each Fund's portfolio holdings are also available on the Funds' website at http://www.ftportfolios.com. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         CODES OF ETHICS. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes of Ethics are on public file with, and are available from, the SEC.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         CREATION. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of the Funds may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust--the ODeposit SecuritiesO--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index (OFund SecuritiesO) and generally an amount of cash--the OCash ComponentO--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the OFund Deposit,O which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will at the expense of the Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

         PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         CREATION TRANSACTION FEE. Purchasers of Creation Units will be required to pay a standard creation transaction fee (the "Creation Transaction Fee"), described below, payable to BONY regardless of the number of Creation Units. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The standard creation transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:


               Number of Securities              Creation
               in a Creation Unit                Transaction Fee

                    1-100                            $500
                  101-200                          $1,000
                  201-300                          $1,500
                  301-400                          $2,000
                  401-500                          $2,500
                  501-600                          $3,000
                  601-700                          $3,500


         REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund

Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         REDEMPTION TRANSACTION FEE. A redemption transaction fee (the "Redemption Transaction Fee") is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

         The standard redemption transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

               Number of Securities              Redemption
               in a Creation Unit                Transaction Fee

                    1-100                            $500
                  101-200                          $1,000
                  201-300                          $1,500
                  301-400                          $2,000
                  401-500                          $2,500
                  501-600                          $3,000
                  601-700                          $3,500



         PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption

Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.

                            TRANSMITTAL           NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                            DATE (T)              DAY (T+1)                DAY (T+2)                DAY (T+3)
 CREATION THROUGH NSCC


 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.
                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the Custodian.


                                      -62-


                            TRANSMITTAL           NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                            DATE (T)              DAY (T+1)                DAY (T+2)                DAY (T+3)


 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by a Fund's
                           received by the        account through DTC.
                           Distributor.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.


                                      -63-



                            TRANSMITTAL           NEXT BUSINESS            SECOND BUSINESS          THIRD BUSINESS
                            DATE (T)              DAY (T+1)                DAY (T+2)                DAY (T+3)

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.


                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code.

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.


DISTRIBUTIONS

         Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by each Fund itself. Dividends received by the Funds from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be designated by the Funds as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

         Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

         If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distributions requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

         The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         INCOME NOT EFFECTIVELY CONNECTED. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         INCOME EFFECTIVELY CONNECTED. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Funds which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.


                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. A Fund's NAV may not be calculated on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on NASDAQ(R). If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

         The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         GENERAL POLICIES. With respect to the MicroCap Fund, IPOX Fund, Equal Weighted Fund, Technology Fund, Biotech Fund, Internet Fund, Strategic Value Fund, Value Line(R) Equity Allocation Fund, Ex-Technology Fund, Clean Edge(R) Fund, S&P REIT Fund, ISE Water Fund, ISE Gas Fund, ISE Chindia Fund and Value Line(R) 100 Fund, dividends from net investment income, if any, are declared and paid semi-annually. With respect to the Dividend Leaders Fund and Value Line(R) Dividend Fund, dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

         DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvesvent of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.


                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.


                              FINANCIAL STATEMENTS

         The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated December 31, 2007, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is attached to this Statement of Additional Information.

[LOGO OMITTED]  FIRST TRUST
                ADVISORS L.P.

FIRST TRUST EXCHANGE-TRADED FUND
-----------------------------------------------------------

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
     First Trust IPOX-100 Index Fund
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund
     First Trust Amex(R) Biotechnology Index Fund
     First Trust Dow Jones Internet Index(SM) Fund
     First Trust DB Strategic Value Index Fund
     First Trust Value Line(R) Equity Allocation Index Fund
     First Trust Value Line(R) Dividend Index Fund
     First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
     First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund First Trust S&P REIT Index Fund
     First Trust ISE Water Index Fund
     First Trust ISE-Revere Natural Gas Index Fund
     First Trust ISE Chindia Index Fund
     First Trust Value Line(R) 100 Exchange-Traded Fund



Annual Report
December 31, 2007

Front Cover

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2007

Shareholder Letter                                                            2
Market Overview                                                               3
Fund Performance Overview
     First Trust Dow Jones Select MicroCap Index(SM) Fund                     4
     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund               6
     First Trust IPOX-100 Index Fund                                          8
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    10
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund                 12
     First Trust Amex(R) Biotechnology Index Fund                            14
     First Trust Dow Jones Internet Index(SM) Fund                           16
     First Trust DB Strategic Value Index Fund                               18
     First Trust Value Line(R) Equity Allocation Index Fund                  20
     First Trust Value Line(R) Dividend Index Fund                           22
     First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund              24
     First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund       26
     First Trust S&P REIT Index Fund                                         28
     First Trust ISE Water Index Fund                                        30
     First Trust ISE-Revere Natural Gas Index Fund                           32
     First Trust ISE Chindia Index Fund                                      34
     First Trust Value Line(R) 100 Exchange-Traded Fund                      36
Notes to Fund Performance Overview                                           38
Understanding Your Fund Expenses                                             39
Portfolio of Investments
     First Trust Dow Jones Select MicroCap Index(SM) Fund                    41
     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund              45
     First Trust IPOX-100 Index Fund                                         47
     First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    49
     First Trust NASDAQ-100-Technology Sector Index(SM) Fund                 51
     First Trust Amex(R) Biotechnology Index Fund                            52
     First Trust Dow Jones Internet Index(SM) Fund                           53
     First Trust DB Strategic Value Index Fund                               54
     First Trust Value Line(R) Equity Allocation Index Fund                  55
     First Trust Value Line(R) Dividend Index Fund                           58
     First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund              61
     First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund       63
     First Trust S&P REIT Index Fund                                         64
     First Trust ISE Water Index Fund                                        66
     First Trust ISE-Revere Natural Gas Index Fund                           67
     First Trust ISE Chindia Index Fund                                      68
     First Trust Value Line(R) 100 Exchange-Traded Fund                      70
Statements of Assets and Liabilities                                         72
Statements of Operations                                                     76
Statements of Changes in Net Assets                                          80
Financial Highlights                                                         86
Notes to Financial Statements                                                96
Report of Independent Registered Public Accounting Firm                     106
Additional Information                                                      107
Board of Trustees and Officers                                              110
Risk Considerations                                                         112

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its respective representatives, taking into account the information currently available to them. Forwardlooking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund (each, individually a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2007

Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market. We are single-minded about providing a range of investment products, including our family of exchange-traded funds ("ETFs"), to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

Over the past 12 months, we have added 7 ETFs to our First Trust Exchange-Traded Fund, one or more of which you may have purchased: First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund ("QQXT"), First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund ("QCLN"), First Trust S&P REIT Index Fund ("FRI"), First Trust ISE Chindia Index Fund ("FNI"), First Trust ISE-Revere Natural Gas Index Fund ("FCG"), First Trust ISE Water Index Fund ("FIW") and First Trust Value Line(R) 100 Exchange-Traded Fund ("FVL"), which converted from a closed-end fund in June 2007. We are proud to bring these unique investments to our customers, and are pleased you have chosen one or more of our ETFs for a portion of your investment portfolio. The report you hold will give you detailed information about your investment in the First Trust Exchange-Traded Fund for the 12-month period ended December 31, 2007. I encourage you to read this report and discuss it with your financial advisor. First Trust is pleased that our ETFs are a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities to the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Exchange-Traded Fund

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2007

[PHOTO OMITTED]      ROBERT F. CAREY, CFA
                     SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
                     FIRST TRUST ADVISORS L.P.

                     Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

U.S. STOCKS AND BONDS

U.S. stocks posted positive returns for the 12-month period ended December 31, 2007 as most major large-cap indices delivered gains in the 5.0% to 11.0% range. Mid-cap stocks outpaced both large- and small-caps, though large-caps did manage to eclipse small-caps, something they have generally struggled to do over the past eight years. Companies continued to deliver better than expected earnings. Sixty-five percent of companies exceeded their earnings estimates over the three quarters through and including the third quarter of 2007, according to SeekingAlpha.com. The percentage of firms topping their estimates since the end of 2001 fluctuated between 59% (third quarter of 2002) and 73% (third quarter of 2006). In addition, with respect to cash holdings, the nonfinancial companies alone in the S&P 500 Index held $609.7 billion in cash and equivalents at the end of December 2007, which is in the vicinity of the all-time high of $640.1 billion, according to Standard & Poor's ("S&P"). This is encouraging news considering that over the past eleven quarters through the third quarter of 2007, the S&P 500 Index companies combined spent $1.12 trillion on stock buybacks; $1.24 trillion on capital expenditures; and $594 billion on stock dividends, according to S&P.

U.S. debt securities, with the exception of municipal bonds, generally also delivered solid returns in 2007. Most of the major taxable investment-grade debt groups returned between 5.0% and 9.0%, according to data from Lehman Brothers. The top-performing group was Treasuries, due in large part, we believe, to the aggressive rate cuts initiated by the Federal Reserve in September and October, 2007. It lowered the Federal funds rate by a combined 75 basis points in these two months. Treasury Bonds, as well as other highquality debt groups, also potentially benefited from a "flight to quality" situation beginning in late July in response to the start of the subprime mortgage meltdown.

FOREIGN STOCKS AND BONDS

The global growth story is not only driving foreign stock and bond valuations higher but commodities as well. Some emerging markets, such as India and China, are growing their economies at three to four times the pace of U.S. growth. Foreign stocks and bonds of developed countries and emerging market equities outperformed U.S. stock and bond averages for the 12-month period ended December 2007. U.S. investors who owned foreign securities over that one-year period saw their total returns enhanced by the 10% decline in the U.S. dollar against a basket of major currencies created by the Federal Reserve. The drop in the dollar accelerated in September-October of 2007 due to the reduction in the Federal funds rate from 5.25% to 4.50%. The rate cuts were viewed by foreign investors as potentially inflationary moving forward. In our opinion, the spike in the price of gold bullion in September-October, a hard asset characterized as an inflation-hedge, supports that claim.

STATE OF THE ECONOMY

Despite many challenges, the U.S. economy has generally remained resilient during this 12-month period, in our opinion. The economy has been bolstered by strength in the following areas: job creation, personal income levels growing at roughly twice the rate of inflation, high productivity and a strong manufacturing sector. Some of the areas of the U.S. economy that have been a drag on growth are as follows: high price of oil, housing slump, subprime mortgage foreclosures and tighter lending standards. In an effort to mitigate these concerns, the Federal Reserve has cut short-term rates to help make capital more readily available. While lower rates will not necessarily help the majority of homeowners with adjustable-rate mortgages resetting in 2008, we believe that lower rates could act as a positive catalyst for the stock market. We believe this is potentially good for the economy since rising stock prices could help offset some of the decline in real estate values for homeowners. The consensus forecast from the Blue Chip Economic Indicators newsletter released in December 2007 calls for 2.1% real Gross Domestic Product growth for the U.S. in the year 2008. The current expansion entered its seventh year in December 2007. The last two expansions lasted 7.7 and 10 years, respectively.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

FDM - FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

The First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE(R)"), the American Stock Exchange, Inc. ("AMEX") and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 09/30/05.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (09/27/05)    Inception (09/27/05)
                                          12/31/07               to 12/31/07             to 12/31/07
FUND PERFORMANCE
NAV                                        -6.02%                   5.47%                  12.78%
Market Price                               -5.97%                   5.55%                  12.98%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)        -5.29%                   6.27%                  14.74%
Russell 2000 Index                         -1.56%                   8.23%                  19.57%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The industrials sector was the biggest contributor to portfolio performance over the period covered by this report, led by Lindsay Corp. Materials stocks turned in the best performance in the portfolio, adding to portfolio returns. The consumer discretionary and financials sectors (with a combined weight of over 30% in the portfolio over the period) hurt performance as they were the two worst-performing sectors over the period.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were Blue Nile, Inc., Lindsay Corp., Genco Shipping & Trading Ltd., Geo Group, Inc. and Perini Corp. The worst-performing stocks, by percentage loss, were Alliance One International, Inc., Skechers USA, Inc., First Cash Financial Services, Inc., Casual Male Retail Group, Inc. and Strum Ruger & Co.

PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Industrials                                       21.74%
Consumer Discretionary                            16.48
Health Care                                       13.43
Information Technology                            12.98
Financials                                        12.97
Energy                                             6.57
Materials                                          6.30
Consumer Staples                                   4.99
Telecommunication Services                         2.68
Utilities                                          2.13
Net Other Assets and Liabilities                  (0.27)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Darling International, Inc.                        0.95%
ManTech International Corp., Class A               0.89
Chart Industries, Inc.                             0.87
DCP Midstream Partners LP                          0.79
CIRCOR International, Inc.                         0.79
Lindsay Corp.                                      0.78
NBT Bancorp, Inc.                                  0.78
PrivateBancorp, Inc.                               0.73
Dynamic Materials Corp.                            0.71
Raven Industries, Inc.                             0.71
                                                ---------
   Total                                           8.00%
                                                =========


_________________________
Dow Jones and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDM - FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                     September 27, 2005 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS

                     First Trust          The Dow Jones
                  Dow Jones Select       Select MicroCap
              MicroCap Index(SM) Fund       Index(SM)         Russell 2000 Index
              -----------------------    ---------------      ------------------
 9/27/2005            $10,000               $10,000                 $10,000
12/31/2005             10,374                10,397                  10,254
12/31/2006             12,002                12,115                  12,146
12/31/2007             11,279                11,474                  11,956

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007                28                    3                           4                         0
9/30/2007                 25                    7                           1                         0
6/30/2007                 32                    1                           0                         0
3/31/2007                 40                    1                           0                         0
12/31/2006                45                    0                           0                         0
9/30/2006                 38                    6                           2                         0
6/30/2006                 17                    1                           0                         0
3/31/2006                 25                    1                           0                         0
12/31/2005*               31                    1                           3                         0

                     Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007                22                    2                           5                         0
9/30/2007                 29                    1                           0                         0
6/30/2007                 30                    0                           0                         0
3/31/2007                 19                    1                           0                         0
12/31/2006                18                    0                           0                         0
9/30/2006                 17                    0                           0                         0
6/30/2006                 45                    0                           0                         0
3/31/2006                 36                    0                           0                         0
12/31/2005*               29                    0                           0                         0

* Trading commenced on September 30, 2005.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDL - FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The objective of the Index is to offer investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (the New York Stock Exchange ("NYSE(R)"), the American Stock Exchange, Inc. ("AMEX") or The NASDAQ Stock Market, Inc. ("NASDAQ(R)")) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 03/15/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (03/09/06)    Inception (03/09/06)
                                          12/31/07               to 12/31/07             to 12/31/07
FUND PERFORMANCE
NAV                                        -10.64%                  4.30%                   7.93%
Market Price                               -10.03%                  4.66%                   8.61%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders(SM) Index  -10.24%                  4.71%                   8.70%
S&P 500 Index                                5.49%                 10.26%                  19.39%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Telecommunication services and utilities were the biggest contributors to performance on an absolute basis. AT&T and Verizon Communications produced solid returns in the telecommunications sector, while Dominion Resources was the biggest contributor to portfolio returns in the utilities sector. Financials, the largest sector weighting at a 44.8% average weight over the period, was the worst-performing sector as deteriorating credit market conditions dragged down shares.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were AT&T Inc., Altria Group, Inc., Verizon Communications, Inc., Merck & Co., Inc. and Dominion Resources, Inc. The worst-performing stocks, by percentage loss, were Citigroup, Inc., Washington Mutual, Inc., Bank of America Inc., Wachovia Corp. and National City Corp.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Financials                                        53.31%
Telecommunication Services                        13.21
Utilities                                         12.54
Health Care                                       10.11
Consumer Staples                                   6.78
Materials                                          2.91
Industrials                                        0.80
Consumer Discretionary                             0.12
Net Other Assets and Liabilities                   0.22
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Bank of America Corp.                              9.98%
Citigroup, Inc.                                    9.22
AT&T, Inc.                                         8.18
Pfizer, Inc.                                       7.20
Altria Group, Inc.                                 5.95
Verizon Communications, Inc.                       5.03
Wachovia Corp.                                     4.84
Wells Fargo & Co.                                  4.17
U.S. Bancorp                                       3.33
Bristol-Myers Squibb Co.                           2.91
                                                ---------
   Total                                          60.81%
                                                =========


_________________________
Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDL - FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                       March 9, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


              First Trust Morningstar(R)     Morningstar(R)
                 Dividend Leaders(SM)       Dividend Leaders
                      Index Fund               Index(SM)          S&P 500 Index
              --------------------------    ----------------      -------------
  3/9/2006             $10,000                  $10,000              $10,000
12/31/2006              12,080                   12,110               11,317
12/31/2007              10,795                   10,870               11,938


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007               24                       4                        5                          0
9/30/2007                32                       1                        0                          0
6/30/2007                35                       1                        0                          0
3/31/2007                31                       0                        0                          0
12/31/2006               47                       0                        0                          0
9/30/2006                34                       0                        0                          0
6/30/2006                24                       8                        3                          0
3/31/2006*               11                       0                        0                          0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007               21                       9                        1                          0
9/30/2007                29                       1                        0                          0
6/30/2007                27                       0                        0                          0
3/31/2007                30                       0                        0                          0
12/31/2006               16                       0                        0                          0
9/30/2006                29                       0                        0                          0
6/30/2006                28                       0                        0                          0
3/31/2006*                2                       0                        0                          0

* Trading commenced on March 15, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FPX - FIRST TRUST IPOX-100 INDEX FUND

The First Trust IPOX-100 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter with potential new companies entering the Index while other companies reach 1,000 days in the Index and automatically drop out. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading on shares of the Fund was 04/13/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (04/12/06)    Inception (04/12/06)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                        14.53%                  14.97%                 27.12%
Market Price                               15.08%                  15.23%                 27.62%

INDEX PERFORMANCE
IPOX-100 U.S. Index                        15.15%                  15.66%                 28.44%
Russell 3000 Index                          5.24%                   9.28%                 16.49%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Information technology, led by Google, was the biggest contributor to portfolio returns over the period. Industrials, led by solar industry companies First Solar and SunPower, posted the highest sector return and contributed positively to portfolio performance. The financials, consumer staples, consumer discretionary and telecommunication services sectors all posted negative returns in the portfolio over the period, thus hurting portfolio results.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were Google, Inc., First Solar, Inc., MasterCard, Inc., SunPower, Inc. and CF Industries Holdings, Inc. The worst-performing stocks, by percentage loss, were Time Warner Cable, Inc., MetroPCS Communications, Inc., NYSE Euronext, Genworth Financial, Inc. and Discover Financial Services.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Information Technology                            28.48%
Consumer Discretionary                            16.50
Financials                                        15.88
Industrials                                       13.33
Energy                                             9.77
Health Care                                        6.89
Materials                                          4.47
Telecommunication Services                         3.07
Consumer Staples                                   0.92
Utilities                                          0.87
Net Other Assets and Liabilities                  (0.18)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Google, Inc., Class A                              9.98%
Viacom, Inc., Class B                              5.34
MasterCard, Inc., Class A                          5.25
Time Warner Cable, Inc., Class A                   4.99
NYSE Euronext                                      4.31
Covidien Ltd.                                      4.08
First Solar, Inc.                                  3.86
Tyco Electronics Ltd.                              3.42
Western Union Co.                                  3.38
Spectra Energy Corp.                               3.02
                                                ---------
   Total                                          47.63%
                                                =========


_________________________
IPOX is a trademark of IPOX Schuster LLC, IPOX IPO Indexes and Derivatives (patent pending).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FPX - FIRST TRUST IPOX-100 INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                       April 12, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                     First Trust
                IPOX-100 Index Fund     IPOX-100 U.S. Index   Russell 3000 Index
                -------------------     -------------------   ------------------
 4/12/2006            $10,000                $10,000               $10,000
12/31/2006             11,100                 11,154                11,069
12/31/2007             12,713                 12,844                11,649

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007               19                     3                         4                             0
9/30/2007                30                     5                         0                             1
6/30/2007                19                     1                         0                             0
3/31/2007                28                     0                         0                             0
12/31/2006               25                     0                         0                             0
9/30/2006                 2                     0                         0                             0
6/30/2006*               10                     0                         0                             0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007               33                     4                         1                             0
9/30/2007                26                     1                         0                             0
6/30/2007                43                     0                         0                             0
3/31/2007                33                     0                         0                             0
12/31/2006               38                     0                         0                             0
9/30/2006                61                     0                         0                             0
6/30/2006*               45                     0                         0                             0

* Trading commenced on April 13, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQEW - FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R) but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (04/19/06)    Inception (04/19/06)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                          9.74%                  5.99%                  10.40%
Market Price                                10.80%                  6.52%                  11.35%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)         10.35%                  6.56%                  11.42%
NASDAQ-100 Index(R)                         19.24%                 11.99%                  21.24%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Health care stocks posted strong returns in the portfolio over the period, gaining more than the health care sector in the broader market. The telecommunication services and energy sectors both posted negative returns for the period, although minimal weightings in both sectors (3.2% and 0.9% average weights, respectively), limited their impact on overall portfolio performance.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were Intuitive Surgical, Inc., Research In Motion Ltd., Amazon.com, Inc., Apple Computer, Inc. and Millicom International Cellular S.A. The worstperforming stocks, by percentage loss, were Sepracor, Inc., Starbucks Corp., Virgin Media, Inc., Network Appliance, Inc. and Level 3 Communications, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Information Technology                            45.67%
Consumer Discretionary                            19.36
Health Care                                       14.91
Industrials                                       11.15
Telecommunication Services                         4.10
Consumer Staples                                   2.94
Materials                                          2.17
Net Other Assets and Liabilities                  (0.30)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Leap Wireless International, Inc.                  1.23%
Research In Motion Ltd.                            1.18
Activision, Inc.                                   1.15
Joy Global, Inc.                                   1.15
Steel Dynamics, Inc.                               1.13
Hologic, Inc.                                      1.10
Oracle Corp.                                       1.09
Intuit, Inc.                                       1.08
Logitech International S.A.                        1.07
Apple Computer, Inc.                               1.07
                                                ---------
   Total                                          11.25%
                                                =========


_________________________
NASDAQ(R), NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQEW - FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                       April 19, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


             First Trust NASDAQ-100
                 Equal Weighted         NASDAQ-100 Equal
                 Index(SM) Fund        Weighted Index(SM)    NASDAQ-100 Index(R)
             ----------------------   --------------------   -------------------
 4/19/2006           $10,000                $10,000              $10,000
12/31/2006            10,060                 10,097               10,168
12/31/2007            11,040                 11,142               12,124

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund.

The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              39                      0                           3                         0
9/30/2007               32                      0                           0                         0
6/30/2007               50                      0                           0                         0
3/31/2007               30                      0                           0                         0
12/31/2006              40                      0                           1                         0
9/30/2006               43                      0                           0                         0
6/30/2006*              22                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              22                      0                           0                         0
9/30/2007               31                      0                           0                         0
6/30/2007               13                      0                           0                         0
3/31/2007               31                      0                           0                         0
12/31/2006              22                      0                           0                         0
9/30/2006               20                      0                           0                         0
6/30/2006*              26                      0                           0                         0

* Trading commenced on April 25, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QTEC - FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

The First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (04/19/06)    Inception (04/19/06)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                          7.66%                   4.34%                  7.50%
Market Price                                 7.82%                   4.37%                  7.55%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)       8.25%                   4.90%                  8.47%
S&P 500 Information Technology Index        16.30%                  11.17%                 19.74%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Research in Motion was the biggest contributor to portfolio performance over the period as sales of the firm's Blackberry devices surpassed expectations. Apple also posted strong performance due to strong Mac sales and the launch of the much anticipated iPhone. Network Appliance was the biggest drag on portfolio performance as sales and profits from the company's data storage devices trailed estimates.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were Research In Motion Ltd., Apple Computer, Inc., Juniper Networks, Inc., VeriSign, Inc. and Google, Inc. The worst-performing stocks, by percentage loss, were Network Appliance, Inc., L.M. Ericsson Telephone Co., Tellabs, Inc., Akamai Technologies, Inc. and Marvell Technology, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Information Technology                           100.35%
Net Other Assets and Liabilities                  (0.35)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Research In Motion Ltd.                            3.00%
Oracle Corp.                                       2.77
Intuit, Inc.                                       2.76
Logitech International S.A.                        2.73
Apple Computer, Inc.                               2.72
Microsoft Corp.                                    2.70
Microchip Technology, Inc.                         2.69
Infosys Technologies Ltd. ADR                      2.68
Baidu.com ADR                                      2.67
Linear Technology Corp.                            2.65
                                                ---------
   Total                                          27.37%
                                                =========


_________________________
NASDAQ(R), NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of The NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QTEC - FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                       April 19, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                     First Trust             NASDAQ-100            S&P 500
                NASDAQ-100-Technology        Technology          Information
                Sector Index(SM) Fund      Sector Index(SM)    Technology Index
                ---------------------      ----------------    -----------------
 4/19/2006             $10,000                 $10,000             $10,000
12/31/2006               9,985                  10,020              10,296
12/31/2007              10,750                  10,847              11,974


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              38                      0                           0                         0
9/30/2007               39                      0                           0                         0
6/30/2007               47                      0                           0                         0
3/31/2007               29                      0                           0                         0
12/31/2006              38                      1                           0                         0
9/30/2006               33                      0                           1                         1
6/30/2006*              32                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              26                      0                           0                         0
9/30/2007               24                      0                           0                         0
6/30/2007               16                      0                           0                         0
3/31/2007               32                      0                           0                         0
12/31/2006              24                      0                           0                         0
9/30/2006               28                      0                           0                         0
6/30/2006*              16                      0                           0                         0

* Trading commenced on April 25, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FBT - FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

The First Trust Amex(R) Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Amex(R) Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology, and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 06/23/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (06/19/06)    Inception (06/19/06)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                          3.65%                  13.87%                 22.05%
Market Price                                 3.99%                  14.20%                 22.60%

INDEX PERFORMANCE
Amex(R) Biotechnology Index(SM)              4.28%                  14.57%                 23.20%
NASDAQ(R) Biotechnology Index                4.64%                  10.34%                 16.30%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Medimmune was the biggest contributor to the portfolio return over the twelve months ended December 31, 2007, as it was acquired by AstraZeneca at a 47% announced premium. ImClone also posted strong returns aided by positive data on Erbitux, its biggest drug. InterMune had the most negative impact on returns after the company announced it would stop advanced clinical trials for its pulmonary fibrosis drug.

The top three performing stocks in the Fund over the period covered by this report, by percentage gain, were Medimmune, ImClone Systems, Inc. and Invitrogen Corp. The worst-performing stocks, by percentage loss, were InterMune, Inc., Nektar Therapeutics and Amgen, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Health Care                                       99.43%
Net Other Assets and Liabilities                   0.57
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Millennium Pharmaceuticals, Inc.                   6.94%
OSI Pharmaceuticals, Inc.                          6.94
Invitrogen Corp.                                   5.92
Human Genome Sciences, Inc.                        5.92
Gilead Sciences, Inc.                              5.74
Genzyme Corp.                                      5.45
Applera Corp. - Celera Group                       5.44
Nektar Therapeutics                                5.38
Millipore Corp.                                    4.92
Cephalon, Inc.                                     4.90
                                                ---------
   Total                                          57.55%
                                                =========


_________________________
The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FBT - FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                       June 19, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                 First Trust Amex(R)        Amex(R)
                    Biotechnology        Biotechnology          NASDAQ(R)
                     Index Fund            Index(SM)        Biotechnology Index
                 -------------------     -------------     --------------------
 6/19/2006            $10,000               $10,000               $10,000
12/31/2006             11,775                11,815                11,114
12/31/2007             12,205                12,321                11,630


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              34                      5                           1                         0
9/30/2007               47                      1                           0                         0
6/30/2007               44                      1                           0                         0
3/31/2007               37                      1                           0                         0
12/31/2006              38                      0                           0                         0
9/30/2006               20                      0                           0                         0
6/30/2006*               6                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              21                      2                           1                         0
9/30/2007               15                      0                           0                         0
6/30/2007               18                      0                           0                         0
3/31/2007               22                      1                           0                         0
12/31/2006              25                      0                           0                         0
9/30/2006               43                      0                           0                         0
6/30/2006*               0                      0                           0                         0

* Trading commenced on June 23, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDN - FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

The First Trust Dow Jones Internet Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading on shares of the Fund was 06/23/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (06/19/06)    Inception (06/19/06)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                         11.17%                  15.93%                 25.45%
Market Price                                11.55%                  16.26%                 26.00%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)      11.81%                  16.57%                 26.52%
S&P 500 Index                                5.49%                  13.77%                 21.89%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Amazon.com was the biggest contributor to the portfolio return over the period as the firm benefited from strong gains in sales and profits. Google was the second largest contributor to returns as consistent growth and continued product expansion were the key factors in the company's positive performance. E*TRADE Financial was the biggest drag on portfolio performance as a deteriorating mortgage portfolio and tough credit market conditions weighed on its shares.

The top three performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were Amazon.com, Inc., Google, Inc. and VeriSign, Inc. The worst-performing stocks, by percentage loss, were E*TRADE Financial Corp., Akamai Technologies, Inc. and IAC/InterActiveCorp.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Information Technology                            67.96%
Consumer Discretionary                            18.92
Financials                                         5.67
Industrials                                        3.31
Health Care                                        3.12
Money Market Funds                                 0.30
Net Other Assets and Liabilities                   0.72
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Amazon.com, Inc.                                  10.35%
eBay, Inc.                                        10.07
Google, Inc., Class A                              9.96
Yahoo!, Inc.                                       9.80
VeriSign, Inc.                                     7.40
BEA Systems, Inc.                                  4.92
Akamai Technologies, Inc.                          4.86
IAC/InterActiveCorp.                               4.73
TD Ameritrade Holding Corp.                        4.32
Priceline.com,Inc.                                 3.51
                                                ---------
   Total                                          69.92%
                                                =========


_________________________
Dow Jones and Dow Jones Internet Composite Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDN - FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                       June 19, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                     First Trust
                 Dow Jones Internet    Dow Jones Internet
                   Index(SM) Fund      Composite Index(SM)       S&P 500 Index
                 ------------------    -------------------       -------------
 6/19/2006             $10,000               $10,000                $10,000
12/31/2006              11,285                11,316                 11,554
12/31/2007              12,546                12,652                 12,188


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              20                      4                           3                         0
9/30/2007               39                      1                           0                         0
6/30/2007               32                      1                           0                         0
3/31/2007               39                      1                           3                         0
12/31/2006              33                      0                           0                         0
9/30/2006               33                      0                           0                         0
6/30/2006*               5                      0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              30                      5                           2                         0
9/30/2007               23                      0                           0                         0
6/30/2007               30                      0                           0                         0
3/31/2007               18                      0                           0                         0
12/31/2006              30                      0                           0                         0
9/30/2006               30                      0                           0                         0
6/30/2006*               1                      0                           0                         0

* Trading commenced on June 23, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDV - FIRST TRUST DB STRATEGIC VALUE INDEX FUND

The First Trust DB Strategic Value Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Deutsche Bank CROCI(R) US+ Index(TM) (the "Index"). The objective of the Index is to identify companies that may be undervalued based upon their "economic" price/earnings ratios. The Index is an equal dollar-weighted index which is intended to reflect the total return performance of 40 stocks with the lowest CROCI(R) Economic Price Earnings Ratios determined by taking the 251 stocks with the highest market capitalization in the S&P 500(R) Index and then excluding any stocks issued by financial companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 07/11/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (07/06/06)    Inception (07/06/06)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                         10.26%                  14.37%                 22.10%
Market Price                                10.61%                  14.71%                 22.66%

INDEX PERFORMANCE
Deutsche Bank CROCI(R) US+ Index(TM)        10.85%                  14.76%                 22.73%
S&P 500 Value Index                          2.03%                  10.02%                 15.27%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The energy sector was the biggest contributor to portfolio return of the Fund over the period covered by this report. The sector posted strong returns as sustained global economic activity led to rising crude oil prices throughout the year. Industrials also posted strong returns over the period. Consumer discretionary stocks were the biggest drag on portfolio performance as concerns about the strength of consumer spending weighed on shares in the sector over the second half of the year. Telecommunication services was the only other sector to post a negative return for the period.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were Apache Corp., Occidental Petroleum Corp., Biogen Idec, Inc., EOG Resources, Inc. and Hess Corp. The worst-performing stocks, by percentage loss, were Amgen, Inc., Home Depot, Inc., Sprint Nextel, Inc., Harley-Davidson, Inc. and Lowe's Cos.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Consumer Discretionary                            24.58%
Energy                                            24.24
Health Care                                       19.41
Industrials                                       12.20
Information Technology                            10.04
Materials                                          4.90
Consumer Staples                                   2.50
Telecommunication Services                         2.14
Net Other Assets and Liabilities                  (0.01)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Apache Corp.                                       2.77%
Anadarko Petroleum Corp.                           2.76
Occidental Petroleum Corp.                         2.74
ConocoPhillips                                     2.73
Noble Corp.                                        2.70
Marathon Oil Corp.                                 2.68
Texas Instruments, Inc.                            2.67
Exxon Mobil Corp.                                  2.64
Chevron Corp.                                      2.63
CBS Corp., Class B                                 2.59
                                                ---------
   Total                                          26.91%
                                                =========


_________________________
"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index(TM)" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust or the Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FDV - FIRST TRUST DB STRATEGIC VALUE INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                        July 6, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                    First Trust           The Deutsche
                    DB Strategic          Bank CROCI(R)
                  Value Index Fund        US+ Index(TM)     S&P 500 Value Index
                  ----------------        -------------     -------------------
  7/6/2006            $10,000                $10,000              $10,000
12/31/2006             11,074                 11,072               11,298
12/31/2007             12,210                 12,273               11,527


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              23                       5                          3                         0
9/30/2007               32                       2                          1                         0
6/30/2007               36                       4                          0                         0
3/31/2007               30                       4                          0                         0
12/31/2006              30                       1                          0                         0
9/30/2006*              33                       0                          0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007              30                       3                          0                         0
9/30/2007               28                       0                          0                         0
6/30/2007               20                       2                          0                         1
3/31/2007               22                       3                          2                         0
12/31/2006              32                       0                          0                         0
9/30/2006*              25                       0                          0                         0

* Trading commenced on July 11, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVI - FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

The First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis on the fourth business day of the week containing the third Friday of February and August. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 12/07/06.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (12/05/06)    Inception (12/05/06)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                          4.65%                   3.26%                  3.50%
Market Price                                 4.85%                   3.59%                  3.85%

INDEX PERFORMANCE
Value Line(R) Equity Allocation Index        5.07%                   3.71%                  3.98%
Russell 3000 Index                           5.24%                   4.96%                  5.33%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Energy and materials were the best performing sectors and biggest contributors to portfolio performance. Both sectors benefited from sustained global economic growth over the period, which generally pushed up commodity prices worldwide. The financials sector was the worst performing sector in the portfolio as the fallout from deteriorating credit markets weighed on shares of companies in this sector. Consumer discretionary stocks also held back performance as concerns about slowing consumer spending hurt stock performance especially in the second half of the year.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were Research In Motion Ltd., ALCAN, Inc., Nokia Corp., Diamond Offshore Drilling, Inc. and Southern Copper Corp. The worst-performing stocks, by percentage loss, were Moody's Corp., Ambac Financial Group, Inc., Bear Stearns Cos., XL Capital Ltd. and Qwest Communications International, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Industrials                                       19.54%
Energy                                            18.91
Financials                                        12.65
Consumer Discretionary                            12.35
Information Technology                            10.63
Utilities                                          8.79
Materials                                          7.53
Consumer Staples                                   4.43
Health Care                                        3.42
Telecommunication Services                         2.13
Net Other Assets and Liabilities                  (0.38)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Research In Motion Ltd.                            1.90%
Diamond Offshore Drilling, Inc.                    1.70
Transocean, Inc.                                   1.54
Berkshire Hathaway, Inc., Class B                  1.50
CNH Global NV                                      1.50
Nokia Oyj ADR                                      1.48
Imperial Oil Ltd.                                  1.47
Apollo Group, Inc., Class A                        1.41
British American Tobacco PLC ADR                   1.39
Marathon Oil Corp.                                 1.38
                                                ---------
   Total                                          15.27%
                                                =========


_________________________
"Value Line(R)" and "Value Line(R) Equity Allocation Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Equity Allocation Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVI - FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                      December 5, 2006 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                      First Trust
                  Value Line(R) Equity     Value Line(R)
                       Allocation             Equity
                       Index Fund         Allocation Index   Russell 3000 Index
                  --------------------    ----------------   ------------------
 12/5/2006               $10,000              $10,000              $10,000
12/31/2006                 9,890                9,897               10,008
12/31/2007                10,350               10,399               10,532


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             21                       4                           2                         0
9/30/2007              19                       0                           0                         0
6/30/2007              20                       1                           0                         0
3/31/2007              20                       1                           0                         0
12/31/2006*             7                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             32                       4                           1                         0
9/30/2007              44                       0                           0                         0
6/30/2007              42                       0                           0                         0
3/31/2007              39                       1                           0                         0
12/31/2006*             9                       0                           0                         0

* Trading commenced on December 7, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVD - FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of which Value Line, Inc.(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividend and capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the AMEX.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (08/19/03)    Inception (08/19/03)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                         -3.42%                  10.70%                 55.85%
Market Price                                -3.05%                  10.78%                 56.35%

INDEX PERFORMANCE
Value Line(R) Dividend Index                -2.68%                  N.A.                   N.A.
S&P 500 Index                                5.49%                  11.14%                 58.66%

    On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through (12/31/07) were -3.67% and -2.88% at NAV and market price, respectively. That compares to an Index return of -2.89% for that same period.

    Prior to December 15, 2006, the price used to calculate market return was the AMEX closing market price of the Predecessor FVD Fund. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively. Prior to December 15, 2006, NAV and market returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The utilities and consumer staples sectors were the biggest contributors to portfolio performance over the period on an absolute basis. The energy sector also performed well; however, a small share weight (3.4% average weight over the period) limited their impact on portfolio performance. The financials sector was the biggest drag on the performance as deteriorating credit market conditions weighed on shares of companies in this sector. The sector had the largest weight in the portfolio (33.1% average weight over the period) and also turned in the worst performance. Consumer discretionary stocks also turned in performance that was behind the overall market generally.

The top five performing stocks in the Fund over the twelve months ended December 31, 2007, by percentage gain, were PPL Corp., Constellation Energy Group, Inc., Unilever PLC, Mercantile Bankshares Corporation and ConocoPhillips. The worst-performing stocks, by percentage loss, were McClatchy Co., National City Corp., First Horizon National Corp., Freddie Mac and Zions Bancorp.


_________________________
"Value Line(R)" and "Value Line(R) Dividend Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Dividend Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVD - FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (CONTINUED)

PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Financials                                        33.20%
Utilities                                         22.07
Consumer Staples                                  12.10
Industrials                                        8.86
Consumer Discretionary                             7.73
Health Care                                        4.93
Materials                                          3.88
Energy                                             3.39
Telecommunication Services                         2.23
Information Technology                             1.63
Net Other Assets and Liabilities                  (0.02)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Bemis Co., Inc.                                    0.58%
Freddie Mac                                        0.58
Portland General Electric Co.                      0.58
Teleflex, Inc.                                     0.58
AGL Resources, Inc.                                0.57
Avery Dennison Corp.                               0.57
Enbridge, Inc.                                     0.57
Health Care Property Investors, Inc.               0.57
Total SA ADR                                       0.57
TransCanada Corp.                                  0.57
                                                ---------
   Total                                           5.74%
                                                =========


                     Growth of a $10,000 Initial Investment
                      August 19, 2003 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                          First Trust Value Line(R)
                             Dividend Index Fund           S&P 500 Index
                          -------------------------        -------------
 8/19/2003                         $10,000                    $10,000
12/31/2003                          10,612                     11,166
12/31/2004                          12,605                     12,381
12/31/2005                          13,436                     12,989
12/31/2006                          16,137                     15,040
12/31/2007                          15,586                     15,865


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             25                       5                           3                         0
9/30/2007              15                       0                           0                         0
6/30/2007              11                       1                           0                         0
3/31/2007               5                       0                           0                         0
12/31/2006*             0                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             23                       7                           1                         0
9/30/2007              46                       2                           0                         0
6/30/2007              51                       0                           0                         0
3/31/2007              56                       0                           0                         0
12/31/2006*             7                       1                           1                         0

* Trading commenced on December 18, 2006.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQXT - FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

The First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark (ICB) classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/15/07.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                Inception (02/08/07)
                                                     to 12/31/07

FUND PERFORMANCE
NAV                                                     5.95%
Market Price                                            6.00%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)                     6.53%
Russell 1000 Index                                      2.84%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. Health care stocks were the biggest contributors to portfolio performance over the period since inception (02/08/07). In addition to being a large weight in the portfolio (24.9% average weight over the period), the portfolio's holdings in the health care sector outperformed the health care sector in the broader market. Materials stocks posted the biggest gains over the period since inception; however, a small weight (1.8% average weight over the period) limited their impact on overall portfolio performance. The technology sector was the second biggest contributor to portfolio performance. The telecommunications services sector was the biggest drag on performance as the sector posted double digit negative returns over the period.

The top five performing stocks in the Fund since inception (02/8/07), by percentage gain, were Intuitive Surgical, Inc., Amazon.com, Inc., Medimmune, Garmin Ltd. and Express Scripts. The worst-performing stocks, by percentage loss, were Sepracor, Inc., Level 3 Communications, Inc., Monster Worldwide, Inc., Sears Holdings Corp. and Virgin Media, Inc.

PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR (1)                                    % OF NET ASSETS

Consumer Discretionary                            31.82%
Health Care                                       24.51
Industrials                                       18.34
Information Technology                            10.23
Telecommunication Services                         6.73
Consumer Staples                                   4.83
Materials                                          3.56
Money Market                                       2.53
Net Other Assets and Liabilities                  (2.55)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Leap Wireless International, Inc.                  2.03%
Joy Global, Inc.                                   1.89
Activision, Inc.                                   1.88
Steel Dynamics, Inc.                               1.86
Hologic, Inc.                                      1.81
Electronic Arts, Inc.                              1.75
Patterson Cos., Inc.                               1.75
Focus Media Holding Ltd. ADR                       1.73
C.H. Robinson Worldwide, Inc.                      1.73
Teva Pharmaceutical Industries Ltd. ADR            1.73
                                                ---------
   Total                                          18.16%
                                                =========


(1) The above sector allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.


_________________________
NASDAQ, NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QQXT - FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                      February 8, 2007 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                       First Trust
                        NASDAQ-100          NASDAQ-100
                      Ex-Technology           Ex-Tech
                  Sector Index(SM) Fund   Sector Index(SM)   Russell 1000 Index
                  ---------------------   ----------------   ------------------
02/08/2007               $10,000              $10,000              $10,000
12/31/2007                10,595               10,653               10,284


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.


                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             28                       0                           0                         3
9/30/2007              31                       0                           0                         0
6/30/2007              46                       0                           0                         0
3/31/2007*              5                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             29                       0                           1                         3
9/30/2007              30                       1                           1                         0
6/30/2007              17                       0                           0                         0
3/31/2007*             27                       0                           0                         0

* Trading commenced on February 15, 2007.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QCLN - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND

The First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. All component securities of the Index are included in the Clean Edge(R) Index, an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index and under the Index's weighting methodology, in contrast to the Clean Edge(R) Index, larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/14/07.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                Inception (02/08/07)
                                                     to 12/31/07

FUND PERFORMANCE
NAV                                                     54.30%
Market Price                                            54.30%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index        55.22%
Russell 2000 Index                                      -5.10%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The portfolio produced strong gains over the period since inception (02/08/07) as rising global energy prices and demand for cleaner fuels helped to push shares higher. Growth in the solar industry powered portfolio returns as three of the four top performers were solar focused companies (First Solar, SunPower, and Suntech). Oversupply and rising corn prices pressured shares of companies in the ethanol industry. Pacific Ethanol and VeraSun were among the biggest drags on performance over the period since inception.

The top five performing stocks in the Fund since inception, by percentage gain, were First Solar, Inc., SunPower Corp., MEMC Electronic Materials, Inc., Suntech Power Holdings Co. Ltd. and GrafTech International Ltd. The worst-performing stocks, by percentage loss, were International Rectifier Corp., Power-One, Inc., Pacific Ethanol, Inc., VeraSun Energy Corp. and LDK Solar Co. Ltd.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Information Technology                            44.82%
Industrials                                       43.04
Energy                                             4.78
Utilities                                          2.83
Materials                                          2.17
Health Care                                        1.22
Consumer Discretionary                             0.75
Consumer Staples                                   0.19
Net Other Assets and Liabilities                   0.20
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

First Solar, Inc.                                  8.45%
Suntech Power Holdings Co. Ltd. ADR                8.02
MEMC Electronic Materials, Inc.                    7.94
Linear Technology Corp.                            7.66
SunPower Corp., Class A                            6.35
Itron, Inc.                                        3.64
ON Semiconductor Corp.                             3.22
International Rectifier Corp.                      3.06
Cree, Inc.                                         2.91
Hexcel Corp.                                       2.88
                                                ---------
   Total                                          54.13%
                                                =========


_________________________
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

QCLN - FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES
INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                      February 8, 2007 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                       First Trust           NASDAQ(R)
                     NASDAQ(R) Clean       Clean Edge(R)
                   Edge(R) U.S. Liquid      U.S. Liquid
                    Series Index Fund       Series Index     Russell 2000 Index
                  ---------------------   ----------------   ------------------
02/08/2007               $10,000              $10,000              $10,000
12/31/2007                15,430               15,522                9,490


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             16                       0                           4                         1
9/30/2007              11                       0                           0                         1
6/30/2007               8                       0                           0                         1
3/31/2007*              4                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             43                       0                           0                         0
9/30/2007              51                       0                           0                         0
6/30/2007              54                       0                           0                         0
3/31/2007*             28                       0                           0                         0

* Trading commenced on February 14, 2007.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FRI - FIRST TRUST S&P REIT INDEX FUND

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P REIT Composite Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and is comprised of 100 companies and covers approximately 89% of the U.S. REIT market (based on capitalization) and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price, and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 05/10/07.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                Inception (05/08/07)
                                                     to 12/31/07

FUND PERFORMANCE
NAV                                                    -19.08%
Market Price                                           -19.22%

INDEX PERFORMANCE
S&P REIT Composite Index                               -19.04%
Russell 3000 Index                                      -1.89%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. REIT shares were under pressure for most of the period since the Fund's inception (05/08/07). Industrial REITs had the best relative performance over the period as growth in rents and global trade benefited that segment of the REIT market. Mortgage REITs, hurt by deteriorating credit market conditions, were the worst performing sub-industry in the portfolio.

The top five performing stocks in the Fund since inception, by percentage gain, were Archstone-Smith Trust, Plum Creek Timber Company, Inc., HCP, Inc., Rayonier, Inc. REIT and Equity Inns. The worst-performing stocks, by percentage loss, were General Growth Properties, Inc., Simon Property Group, Vornado Realty Trust, Host Hotels & Resorts, Inc. and Developers Diversified Realty Corp.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Financials                                        99.26%
Money Market Funds                                 8.44
Net Other Assets and Liabilities                  (7.70)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Simon Property Group, Inc.                         7.14%
ProLogis                                           6.01
J.P. Morgan Institutional Treasury
   Money Market Fund                               5.27
Vornado Realty Trust                               4.34
Boston Properties, Inc.                            4.04
General Growth Properties, Inc.                    3.70
Equity Residential                                 3.64
Kimco Realty Corp.                                 3.39
Public Storage                                     3.37
Host Hotels & Resorts, Inc.                        3.28
                                                ---------
   Total                                          44.18%
                                                =========


_________________________
Standard & Poor's(R), S&P(R) and S&P REIT Composite Index are registered trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation, warranty or condition regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FRI - FIRST TRUST S&P REIT INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                         May 8, 2007 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                        First Trust          S&P REIT
                         S&P REIT            Composite
                        Index Fund             Index         Russell 3000 Index
                  ---------------------   ----------------   ------------------
05/08/2007               $10,000              $10,000              $10,000
12/31/2007                 8,092                8,096                9,811


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             13                      10                           1                         1
9/30/2007              25                       1                           3                         0
6/30/2007*              8                       2                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             28                       8                          3                         0
9/30/2007              31                       1                          2                         0
6/30/2007*             26                       0                          0                         0


* Trading commenced on May 10, 2007.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIW - FIRST TRUST ISE WATER INDEX FUND

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was 05/11/07.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                Inception (05/08/07)
                                                     to 12/31/07

FUND PERFORMANCE
NAV                                                     12.12%
Market Price                                            12.12%

INDEX PERFORMANCE
ISE Water Index(TM)                                     12.60%
Russell 3000 Index                                      -1.89%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The portfolio produced solid returns in the period since inception (05/08/07) as the global demand for water and water infrastructure drove earnings on the underlying stocks higher. Companies focused on producing the technology and infrastructure to support the growth of the water industry fared the best over the period. Water utilities posted returns that trailed those of the portfolio as a whole; however, they still outpaced water utilities in the broader market.

The top five performing stocks in the Fund since inception, by percentage gain, were Calgon Carbon Corp., Flowserve Corp., Lindsay Corp., Itron, Inc. and Valmont Industries, Inc. The worst-performing stocks, by percentage loss, were Mueller Water Products, Ashland, Inc., Watts Water Technologies, Inc., Insituform Technologies, Inc. and Mueller Industries, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Industrials                                       61.29%
Utilities                                         19.44
Materials                                         11.45
Information Technology                             4.17
Health Care                                        3.76
Money Market Funds                                 0.54
Net Other Assets and Liabilities                  (0.65)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Itron, Inc.                                        4.17%
ITT Corp.                                          4.15
Nalco Holding Co.                                  4.13
Veolia Environnement ADR                           4.03
Danaher Corp.                                      3.99
Companhia de Saneamento Basico do
   Estado de Sao Paulo ADR                         3.95
Pentair, Inc.                                      3.95
Pall Corp.                                         3.88
Roper Industries, Inc.                             3.81
Flowserve Corp.                                    3.77
                                                ---------
   Total                                          39.83%
                                                =========


_________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FIW - FIRST TRUST ISE WATER INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                         May 8, 2007 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                        First Trust
                         ISE Water          ISE Water
                        Index Fund          Index(TM)        Russell 3000 Index
                  ---------------------   ----------------   ------------------
05/08/2007               $10,000              $10,000              $10,000
12/31/2007                11,212               11,260                9,811


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             27                       0                           0                         0
9/30/2007              13                       0                           0                         1
6/30/2007*             11                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             36                       0                           1                         0
9/30/2007              49                       0                           0                         0
6/30/2007*             24                       0                           0                         0

* Trading commenced on May 11, 2007.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FCG - FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was 05/11/07.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                 Inception (05/08/07)
                                                     to 12/31/07

FUND PERFORMANCE
NAV                                                     11.67%
Market Price                                            11.62%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)                        12.13%
Russell 3000 Index                                      -1.89%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The Fund posted strong returns in the period since inception (05/08/07). Natural gas prices over the period were relatively flat with the nearest futures contract month for Nymex natural gas declining from $7.779/Million British Thermal Units ("MMbtu") in the beginning of the return period to $7.483/MMbtu as of 12/31/2007. Baker Hughes reported that natural gas rig counts also declined slightly to 1452 from 1462 in the same time period. While natural gas fundamentals were soft, many natural gas companies did well due to their related exposure to petroleum. The nearest futures month Nymex WTI crude oil gained 46% over the period increasing from $65.71 per barrel to $95.98 per barrel by the end of 2007. Apache Corp., Range Resource Corp. and Noble Energy were the top three contributors to the performance of the Fund; all three have some operations in crude.

The top five performing stocks in the Fund since inception, by percentage gain, were Apache Corp., Range Resources Corp., Noble Energy, Inc., Delta Petroleum Corp. and Quicksilver Resources, Inc. The worst-performing stocks, by percentage loss, were NGAS Resources, Inc., Rosetta Resources, Inc., Compton Petroleum Corp., EV Energy Partners L.P. and GMX Resources, Inc.

PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Energy                                            90.45%
Utilities                                          9.55
Money Market Funds                                 0.64
Net Other Assets and Liabilities                  (0.64)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Delta Petroleum Corp.                              4.17%
Cabot Oil & Gas Corp.                              3.51
Petrohawk Energy Corp.                             3.50
Rosetta Resources, Inc.                            3.50
Anadarko Petroleum Corp.                           3.41
EXCO Resources, Inc.                               3.41
Forest Oil Corp.                                   3.40
Pioneer Natural Resources Co.                      3.38
Noble Energy, Inc.                                 3.38
Edge Petroleum Corp.                               3.37
                                                ---------
   Total                                          35.03%
                                                =========


_________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FCG - FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                         May 8, 2007 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                       First Trust          ISE-REVERE
                    ISE-Revere Natural      Natural Gas
                      Gas Index Fund         Index(TM)       Russell 3000 Index
                  ---------------------   ----------------   ------------------
05/08/2007               $10,000              $10,000              $10,000
12/31/2007                11,167               11,213                9,811


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             19                       0                           0                         1
9/30/2007              18                       0                           0                         1
6/30/2007*             12                       0                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             43                       1                           0                         0
9/30/2007              43                       1                           0                         0
6/30/2007*             23                       0                           0                         0

* Trading commenced on May 11, 2007.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNI - FIRST TRUST ISE CHINDIA INDEX FUND

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts, American Depositary Shares and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was 05/11/07.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                     CUMULATIVE
                                                    TOTAL RETURNS
                                                Inception (05/08/07)
                                                     to 12/31/07

FUND PERFORMANCE
NAV                                                     38.73%
Market Price                                            38.78%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                                   39.52%
Russell 3000 Index                                      -1.89%

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The portfolio produced strong returns in the period since inception (05/08/07) as generally strong economic growth in both China and India drove equity returns. On a relative basis, Chinese stocks outperformed Indian stocks over the period as evidenced by the fact that the top five contributors to performance were all Chinese firms.

The top five performing stocks in the Fund since inception, by percentage gain, were China Mobile Ltd., Baidu.com, Inc., CNOOC Ltd., China Life Insurance Co. Ltd. and PetroChina Co. Ltd. The worst-performing stocks, by percentage loss, were WNS Holdings Ltd., Infosys Technologies Ltd., Wipro Ltd., Patni Computer Systems and Qiao Xing Universal Telephone, Inc.


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Information Technology                            26.73%
Energy                                            16.72
Financials                                        14.72
Telecommunication Services                        12.08
Materials                                         11.41
Industrials                                        8.30
Consumer Discretionary                             5.31
Health Care                                        3.43
Utilities                                          0.70
Consumer Staples                                   0.68
Net Other Assets and Liabilities                  (0.08)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Infosys Technologies Ltd. ADR                      7.39%
China Petroleum & Chemical Corp. ADR               7.24
China Mobile Ltd. ADR                              6.92
ICICI Bank Ltd. ADR                                6.90
Sterlite Industries (India) Ltd. ADR               6.86
PetroChina Co., Ltd. ADR                           6.70
Wipro Ltd. ADR                                     4.06
Satyam Computer Services Ltd. ADR                  3.99
Baidu.com ADR                                      3.94
HDFC Bank Ltd. ADR                                 3.93
                                                ---------
   Total                                          57.93%
                                                =========


_________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNI - FIRST TRUST ISE CHINDIA INDEX FUND (CONTINUED)

                     Growth of a $10,000 Initial Investment
                         May 8, 2007 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                       First Trust
                       ISE Chindia          ISE ChIndia
                       Index Fund            Index(TM)       Russell 3000 Index
                  ---------------------   ----------------   ------------------
05/08/2007               $10,000              $10,000              $10,000
12/31/2007                13,873               13,952                9,811


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             41                       1                           0                         1
9/30/2007              29                       0                           0                         1
6/30/2007*             12                       1                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             21                       0                           0                         0
9/30/2007              33                       0                           0                         0
6/30/2007*             22                       0                           0                         0

* Trading commenced on May 11, 2007.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVL - FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

The First Trust Value Line(R) 100 Exchange-Traded Fund (the "Fund") is an exchange-traded index fund. In accordance with the terms of the Agreement and Plan of Reorganization (the "Plan") adopted by the Board of Trustees of the First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund," a closed-end fund) on January 17, 2007 and approved by the Predecessor FVL Fund shareholders on May 17, 2007, the Predecessor FVL Fund was reorganized with and into the Fund effective June 15, 2007. Pursuant to the Plan, the shares of the Predecessor FVL Fund ceased trading on the American Stock Exchange, Inc. ("AMEX") on Friday, June 15, 2007 and the Fund began trading on the AMEX on Monday, June 18, 2007 under the ticker symbol "FVL," the same ticker symbol previously used by the Predecessor FVL Fund. The assets of the Predecessor FVL Fund were transferred to, and the liabilities of the Predecessor FVL Fund were assumed by the Fund in exchange for shares of the Fund on a one-for-one share basis. Fund shares were distributed to the Predecessor FVL Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVL Fund has been terminated.

The objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) TimelinessTM Ranking System (the "Ranking System"). At any one time, only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly.

PERFORMANCE AS OF DECEMBER 31, 2007
                                                    AVERAGE ANNUAL                       CUMULATIVE
                                                    TOTAL RETURNS                       TOTAL RETURNS
                                       12 Months Ended      Inception (06/12/03)    Inception (06/12/03)
                                          12/31/07               to 12/31/07             to 12/31/07

FUND PERFORMANCE
NAV                                         19.91%                  13.15%                 75.63%
Market Price                                30.58%                  13.23%                 76.22%

INDEX PERFORMANCE
Russell 3000 Index                           5.24%                  11.57%                 64.66%

    On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of the Predecessor FVL Fund, which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering.

    The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was January 16, 2007. Returns for the Index will only be disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (12/31/07) were 6.61% and 6.96% at NAV and market price, respectively. That compares to an Index return of 7.02% for that same period. Prior to June 15, 2007, the price used to calculate market return was the AMEX closing market price of the Predecessor FVL Fund. Prior to June 15, 2007, NAV and market returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund.

(See Notes to Fund Performance Overview on page 38.)

FUND RECAP. The portfolio produced strong returns over the period since the Fund's reorganization from a closed-end fund into an exchange-traded fund (06/15/07) as the growth-oriented momentum stocks in the portfolio outpaced the broader market. Consumer discretionary stocks were the biggest contributors to portfolio performance on an absolute basis. The portfolio benefited from both strong returns along with a large weighting in the consumer discretionary sector. Materials and industrials stocks also produced strong returns. The telecommunication services sector produced the smallest gain in the portfolio; however, the performance was still inline with the overall market.

The top five performing stocks in the Fund since inception, by percentage gain, were Potash Corp. of Saskatchewan, Inc., Research In Motion Ltd., Priceline.com, Inc., Flir Systems, Inc. and Apple Computer, Inc. The worst-performing stocks, by percentage loss, were Sepracor, Inc., ValueClick, Inc., Penford Corp., CryoLife, Inc. and Moldflow Corp.


_________________________
"Value Line(R)" and "Value Line(R) 100 Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) 100 Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FVL - FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (CONTINUED)


PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2007

SECTOR                                      % OF NET ASSETS

Information Technology                            24.15%
Industrials                                       23.30
Health Care                                       18.35
Consumer Discretionary                            11.96
Materials                                          9.31
Financials                                         5.13
Energy                                             4.11
Consumer Staples                                   3.09
Telecommunication Services                         1.03
Net Other Assets and Liabilities                  (0.43)
                                                ---------
   Total                                         100.00%
                                                =========

TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007

SECURITY                                    % OF NET ASSETS

Fresh Del Monte Produce, Inc.                      1.07%
Potash Corp. of Saskatchewan, Inc.                 1.07
Agrium, Inc.                                       1.06
ArthroCare Corp.                                   1.06
Mosaic (The) Co.                                   1.06
Robbins & Myers, Inc.                              1.06
Learning Tree International, Inc.                  1.06
Amazon.com, Inc.                                   1.05
Deere & Co.                                        1.05
Cubic Corp.                                        1.05
                                                ---------
   Total                                          10.59%
                                                =========


                     Growth of a $10,000 Initial Investment
                        June 12, 2003 - December 31, 2007

                               [GRAPHIC OMITTED]
                          EDGARIZATION OF DATA POINTS


                       First Trust
                    Value Line(R) 100
                   Exchange-Traded Fund       Russell 3000 Index
                  ----------------------      ------------------
06/12/03                 $10,000                   $10,000
12/31/03                  11,591                    11,382
12/31/04                  13,104                    12,742
12/31/05                  14,658                    13,522
12/31/06                  15,331                    15,646
12/31/07                  17,562                    16,464


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2007

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

                  Number of Days Bid/Ask Midpoint At/Above NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             18                       5                           4                         0
9/30/2007              21                       3                           0                         0
6/30/2007*              0                       1                           0                         0

                   Number of Days Bid/Ask Midpoint Below NAV

Quarter Ended     0-49 Basis Points      50-99 Basis Points        100-199 Basis Points       >= 200 Basis Points
12/31/2007             28                       7                           2                         0
9/30/2007              38                       1                           0                         0
6/30/2007*              8                       1                           0                         0

* Trading commenced on June 18, 2007.

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" respresent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2007


As a shareholder of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, or First Trust Value Line(R) 100 Exchange-Traded Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2007.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO
                                                        BEGINNING           ENDING          BASED ON THE        EXPENSES PAID
                                                      ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH            DURING THE
                                                       JULY 1, 2007    DECEMBER 31, 2007     PERIOD (A)      SIX-MONTH PERIOD (B)

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
Actual                                                  $1,000.00           $884.70             0.60%               $2.85
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
Actual                                                  $1,000.00           $870.60             0.45%               $2.12
Hypothetical (5% return before expenses)                $1,000.00         $1,022.94             0.45%               $2.29

FIRST TRUST IPOX-100 INDEX FUND
Actual                                                  $1,000.00         $1,026.40             0.60%               $3.06
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
Actual                                                  $1,000.00           $999.10             0.60%               $3.02
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
Actual                                                  $1,000.00           $984.00             0.60%               $3.00
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06


                                                                         Page 39



FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2007


                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO
                                                        BEGINNING           ENDING          BASED ON THE        EXPENSES PAID
                                                      ACCOUNT VALUE      ACCOUNT VALUE       SIX-MONTH            DURING THE
                                                       JULY 1, 2007    DECEMBER 31, 2007     PERIOD (A)      SIX-MONTH PERIOD (B)

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
Actual                                                  $1,000.00         $1,008.30             0.60%               $3.04
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
Actual                                                  $1,000.00           $966.90             0.60%               $2.97
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
Actual                                                  $1,000.00           $981.10             0.65%               $3.25
Hypothetical (5% return before expenses)                $1,000.00         $1,021.93             0.65%               $3.31

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
Actual                                                  $1,000.00           $975.40             0.70%               $3.49
Hypothetical (5% return before expenses)                $1,000.00         $1,021.68             0.70%               $3.57

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
Actual                                                  $1,000.00           $941.00             0.70%               $3.42
Hypothetical (5% return before expenses)                $1,000.00         $1,021.68             0.70%               $3.57

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
Actual                                                  $1,000.00         $1,013.40             0.60%               $3.05
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
Actual                                                  $1,000.00         $1,313.80             0.60%               $3.50
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST S&P REIT INDEX FUND
Actual                                                  $1,000.00           $881.70             0.50%               $2.37
Hypothetical (5% return before expenses)                $1,000.00         $1,022.69             0.50%               $2.55

FIRST TRUST ISE WATER INDEX FUND
Actual                                                  $1,000.00         $1,030.00             0.60%               $3.07
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
Actual                                                  $1,000.00         $1,100.20             0.60%               $3.18
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST ISE CHINDIA INDEX FUND
Actual                                                  $1,000.00         $1,266.90             0.60%               $3.43
Hypothetical (5% return before expenses)                $1,000.00         $1,022.18             0.60%               $3.06

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
Actual                                                  $1,000.00         $1,073.70             0.70%               $3.66
Hypothetical (5% return before expenses)                $1,000.00         $1,021.68             0.70%               $3.57


(a) These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1, 2007 through December 31, 2007), multiplied by 184/365.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.3%
            Aerospace & Defense--0.8%
    1,682   American Science & Engineering,
               Inc.                             $      95,453
    1,617   LMI Aerospace, Inc. (b)                    42,867
                                                -------------
                                                      138,320
                                                -------------
            Air Freight & Logistics--0.2%
    1,564   Park-Ohio Holdings Corp. (b)               39,256
                                                -------------
            Airlines--0.7%
    2,546   Allegiant Travel Co. (b)                   81,829
    3,385   Pinnacle Airlines Corp. (b)                51,621
                                                -------------
                                                      133,450
                                                -------------
            Auto Components--1.2%
    3,998   Aftermarket Technology Corp. (b)          108,986
    5,521   Spartan Motors, Inc.                       42,180
    3,984   Superior Industries International,
               Inc.                                    72,389
                                                -------------
                                                      223,555
                                                -------------
            Beverages--0.5%
    1,881   Boston Beer (The) Co., Inc.,
               Class A (b)                             70,820
    1,886   MGP Ingredients, Inc.                      17,766
                                                -------------
                                                       88,586
                                                -------------
            Building Products--0.6%
    5,119   Gibraltar Industries, Inc.                 78,935
    3,114   Insteel Industries, Inc.                   36,527
                                                -------------
                                                      115,462
                                                -------------
            Capital Markets--1.2%
    3,921   Calamos Asset Management, Inc.,
               Class A                                116,768
    6,411   TradeStation Group, Inc. (b)               91,100
                                                -------------
                                                      207,868
                                                -------------
            Chemicals--3.5%
    4,597   A. Schulman, Inc.                          99,065
    3,389   American Vanguard Corp.                    58,799
    3,093   Flotek Industries, Inc. (b)               111,472
    4,761   ICO, Inc. (b)                              61,131
    2,853   Koppers Holdings, Inc.                    123,365
    4,446   Landec Corp. (b)                           59,576
    2,738   LSB Industries, Inc. (b)                   77,266
    1,632   Penford Corp.                              41,763
                                                -------------
                                                      632,437
                                                -------------
            Commercial Banks--6.6%
    2,316   Bank of the Ozarks, Inc.                   60,679
    3,961   Cascade Bancorp                            55,137
    4,132   Chemical Financial Corp.                   98,300
    3,021   City Holding Co.                          102,231
    3,523   CoBiz Financial, Inc.                      52,387
    5,500   Community Bank System, Inc.               109,285
    2,189   Greene BancShares, Inc.                    42,029


            Commercial Banks (Continued)
    2,538   Independent Bank Corp.            $        69,084
    4,086   Nara Bancorp, Inc.                         47,684
    6,128   NBT Bancorp, Inc.                         139,840
    4,047   PrivateBancorp, Inc.                      132,135
    3,895   Renasant Corp.                             84,015
    2,798   Seacoast Banking Corp. of Florida          28,763
    4,754   Texas Capital Bancshares, Inc. (b)         86,761
    2,853   West Coast Bancorp                         52,781
                                                -------------
                                                    1,161,111
                                                -------------
            Commercial Services & Supplies--7.4%
    2,898   American Ecology Corp.                     68,045
    4,908   Bowne & Co., Inc.                          86,381
    9,502   CBIZ, Inc. (b)                             93,215
    2,402   CDI Corp.                                  58,273
    2,473   COMSYS IT Partners, Inc. (b)               39,024
    1,850   Cornell Cos., Inc. (b)                     43,142
    2,046   Courier Corp.                              67,538
    2,021   CRA International, Inc. (b)                96,219
    4,673   Ennis, Inc.                                84,114
    4,610   Hudson Highland Group, Inc. (b)            38,770
    1,239   ICF International, Inc. (b)                31,297
    5,095   Innerworkings, Inc. (b)                    87,940
    7,637   Kforce, Inc. (b)                           74,461
    4,643   LECG Corp. (b)                             69,924
    6,462   On Assignment, Inc. (b)                    45,299
    3,192   Pike Electric Corp. (b)                    53,498
    1,966   Schawk, Inc.                               30,512
   10,400   Spherion Corp. (b)                         75,712
    3,312   Team, Inc. (b)                            121,152
    1,218   Waste Industries USA, Inc.                 44,213
                                                -------------
                                                    1,308,729
                                                -------------
            Communications Equipment--1.4%
    2,800   Anaren, Inc. (b)                           46,172
    2,814   EMS Technologies, Inc. (b)                 85,095
    6,785   Ixia (b)                                   64,322
    3,740   Oplink Communications, Inc. (b)            57,409
                                                -------------
                                                      252,998
                                                -------------
            Computers & Peripherals--0.7%
    3,840   STEC, Inc. (b)                             33,562
    3,842   Stratasys, Inc. (b)                        99,277
                                                -------------
                                                      132,839
                                                -------------
            Construction & Engineering--0.8%
    1,894   Integrated Electrical Services,
               Inc. (b)                                35,588
    1,279   Michael Baker Corp. (b)                    52,567
    1,643   Northwest Pipe Co. (b)                     64,307
                                                -------------
                                                      152,462
                                                -------------
            Consumer Finance--0.4%
    5,098   First Cash Financial Services,
               Inc. (b)                                74,839
                                                -------------

                       See Notes to Financial Statements.               Page 41

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Diversified Consumer
               Services--0.5%
      977   CPI Corp.                         $        23,008
    4,379   Universal Technical Institute,
               Inc. (b)                                74,443
                                                -------------
                                                       97,451
                                                -------------
            Diversified Financial
               Services--0.3%
    1,992   ASTA Funding, Inc.                         52,668
                                                -------------
            Diversified Telecommunication
               Services--2.3%
    7,854   Alaska Communications Systems
               Group, Inc.                            117,811
    1,753   Atlantic Tele-Network, Inc.                59,216
    4,286   Consolidated Communications
               Holdings, Inc.                          85,291
    5,058   FairPoint Communications, Inc.             65,855
    5,776   Iowa Telecommunications Services,
               Inc.                                    93,918
                                                -------------
                                                      422,091
                                                -------------
            Electrical Equipment--0.7%
    2,173   Azz, Inc. (b)                              61,605
    3,684   LSI Industries, Inc.                       67,048
                                                -------------
                                                      128,653
                                                -------------
            Electronic Equipment &
               Instruments--3.7%
    6,598   CTS Corp.                                  65,518
    2,806   FARO Technologies, Inc. (b)                76,267
   15,397   Kemet Corp. (b)                           102,082
    3,446   LoJack Corp. (b)                           57,927
    6,870   Methode Electronics, Inc.                 112,943
    3,403   Park Electrochemical Corp.                 96,101
    3,032   SYNNEX Corp. (b)                           59,427
    7,771   TTM Technologies, Inc. (b)                 90,610
                                                -------------
                                                      660,875
                                                -------------
            Energy Equipment & Services--4.9%
    4,784   Bronco Drilling Co., Inc. (b)              71,042
    1,312   Dawson Geophysical Co. (b)                 93,756
    2,043   Gulf Island Fabrication, Inc.              64,784
    4,889   Matrix Service Co. (b)                    106,679
   16,434   Newpark Resources, Inc. (b)                89,565
      840   OYO Geospace Corp. (b)                     63,302
    9,114   Pioneer Drilling Co. (b)                  108,275
    2,746   Superior Well Services, Inc. (b)           58,270
    2,237   T-3 Energy Services, Inc. (b)             105,161
    2,318   Trico Marine Services, Inc. (b)            85,812
    2,125   Union Drilling, Inc. (b)                   33,511
                                                -------------
                                                      880,157
                                                -------------
            Food & Staples Retailing--1.4%
    2,465   Nash Finch Co.                             86,965


            Food & Staples Retailing (Continued)
    2,263   PriceSmart, Inc.                    $      68,026
    3,919   Spartan Stores, Inc.                       89,549
                                                -------------
                                                      244,540
                                                -------------
            Food Products--1.1%
   14,844   Darling International, Inc. (b)           171,596
    1,532   Imperial Sugar Co.                         28,756
                                                -------------
                                                      200,352
                                                -------------
            Gas Utilities--0.7%
    3,719   Laclede Group (The), Inc.                 127,339
                                                -------------

            Health Care Equipment &
               Supplies--4.8%
    2,019   Aspect Medical Systems, Inc. (b)           28,266
    1,533   Cynosure, Inc. (b)                         40,563
    2,355   Datascope Corp.                            85,722
    2,329   ICU Medical, Inc. (b)                      83,867
    3,350   IRIS International, Inc. (b)               65,727
    1,681   Kensey Nash Corp. (b)                      50,296
    2,707   Medical Action Industries, Inc. (b)        56,441
    3,260   Natus Medical, Inc. (b)                    63,081
    5,647   Quidel Corp. (b)                          109,947
    5,942   Symmetry Medical, Inc. (b)                103,569
    1,490   Vital Signs, Inc.                          76,169
    3,681   Zoll Medical Corp. (b)                     98,356
                                                -------------
                                                      862,004
                                                -------------
            Health Care Providers &
               Services--6.3%
    1,969   Air Methods Corp. (b)                      97,800
    4,520   Alliance Imaging, Inc. (b)                 43,482
    2,293   American Dental Partners, Inc. (b)         22,999
    2,161   Bio-Reference Laboratories, Inc. (b)       70,621
    5,438   Cross Country Healthcare, Inc. (b)         77,437
    1,700   Emergency Medical Services Corp. (b)       49,776
    4,763   Gentiva Health Services, Inc. (b)          90,688
    3,943   Matria Healthcare, Inc. (b)                93,725
    2,378   Medcath Corp. (b)                          58,404
    2,209   MWI Veterinary Supply, Inc. (b)            88,360
    6,033   Odyssey HealthCare, Inc. (b)               66,725
    2,137   Providence Service (The) Corp. (b)         60,135
    3,210   RehabCare Group, Inc. (b)                  72,418
    4,648   Res-Care, Inc. (b)                        116,944
    7,015   Sun Healthcare Group, Inc. (b)            120,447
                                                -------------
                                                    1,129,961
                                                -------------
            Health Care Technology--0.2%
    1,874   Computer Programs & Systems, Inc.          42,615
                                                -------------
            Hotels, Restaurants & Leisure--3.7%
    5,222   AFC Enterprises (b)                        59,113
    3,320   BJ'S Restaurants, Inc. (b)                 53,983
    2,825   Buffalo Wild Wings, Inc. (b)               65,597
    5,346   California Pizza Kitchen, Inc. (b)         83,237

Page 42              See Notes to Financial Statements.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Hotels, Restaurants & Leisure (Continued)
    3,940   Marcus (The) Corp.                  $      60,873
    2,714   McCormick & Schmick's Seafood
               Restaurants, Inc. (b)                   32,378
    2,162   Monarch Casino & Resort, Inc. (b)          52,061
    2,045   Morton's Restaurant Group, Inc. (b)        19,080
    2,553   Peet's Coffee & Tea, Inc. (b)              74,216
    2,853   Red Robin Gourmet Burgers, Inc. (b)        91,267
    4,760   Steak N Shake (The) Co. (b)                51,884
    2,462   Town Sports International Holdings,
               Inc. (b) 23,537
                                                -------------
                                                      667,226
                                                -------------
            Household Durables--1.1%
    5,221   Helen of Troy Ltd. (b)                     89,488
    1,654   Lifetime Brands, Inc.                      21,469
    2,639   Universal Electronics, Inc. (b)            88,248
                                                -------------
                                                      199,205
                                                -------------
            Household Products--0.6%
    2,922   WD-40 Co.                                 110,948
                                                -------------
            Industrial Conglomerates--0.7%
    3,326   Raven Industries, Inc.                    127,685
                                                -------------
            Insurance--2.9%
    9,776   American Equity Investment Life
               Holding Co.                             81,043
    1,777   American Physicians Capital, Inc.          73,674
    2,786   First Mercury Financial Corp. (b)          67,978
    6,610   Meadowbrook Insurance Group,
               Inc. (b)                                62,200
    5,114   OneBeacon Insurance Group Ltd.            109,952
    2,866   Seabright Insurance Holdings (b)           43,219
    3,142   Stewart Information Services Corp.         81,975
                                                -------------
                                                      520,041
                                                -------------
            Internet & Catalog Retail--1.2%
    3,617   FTD Group, Inc.                            46,587
    2,547   Gaiam, Inc. (b)                            75,595
    4,472   PetMed Express, Inc. (b)                   54,111
    3,253   Stamps.com, Inc. (b)                       39,622
                                                -------------
                                                      215,915
                                                -------------
            Internet Software & Services--1.8%
    3,769   Greenfield Online, Inc. (b)                55,065
    5,320   Perficient, Inc. (b)                       83,737
   11,419   SonicWALL, Inc. (b)                       122,411
    4,896   Vignette Corp. (b)                         71,531
                                                -------------
                                                      332,744
                                                -------------
            IT Services--1.9%
    9,824   Ciber, Inc. (b)                            60,025
    6,130   infoUSA, Inc.                              54,741
    3,669   ManTech International Corp.,
               Class A (b)                            160,775


            IT Services (Continued)
    2,410   SI International, Inc. (b)          $      66,203
                                                -------------
                                                      341,744
                                                -------------
            Leisure Equipment & Products--1.4%
    5,191   Jakks Pacific, Inc. (b)                   122,559
    3,485   RC2 Corp. (b)                              97,824
    4,163   Sturm, Ruger & Co., Inc. (b)               34,470
                                                -------------
                                                      254,853
                                                -------------
            Life Sciences Tools & Services--1.2%
    4,314   Albany Molecular Research, Inc. (b)        62,035
    5,312   Cambrex Corp.                              44,515
    2,356   Kendle International, Inc. (b)            115,255
                                                -------------
                                                      221,805
                                                -------------
            Machinery--8.6%
    4,830   Altra Holdings, Inc. (b)                   80,323
    1,663   American Railcar Industries, Inc.          32,013
    1,370   Ampco-Pittsburgh Corp.                     52,238
    2,268   Badger Meter, Inc.                        101,947
    6,999   Blount International, Inc. (b)             86,158
    5,067   Chart Industries, Inc. (b)                156,569
    3,061   CIRCOR International, Inc.                141,908
    3,442   Columbus McKinnon Corp. (b)               112,278
    2,178   Dynamic Materials Corp.                   128,284
    1,961   Gehl Co. (b)                               31,454
    2,787   Greenbrier Cos., Inc.                      62,039
    2,105   Hardinge, Inc.                             35,322
      974   Hurco Cos., Inc. (b)                       42,515
    2,557   Kadant, Inc. (b)                           75,866
    1,931   L.B. Foster Co., Class A (b)               99,891
    1,983   Lindsay Corp.                             140,178
    2,157   Sun Hydraulics, Corp.                      54,421
      845   Twin Disc, Inc.                            59,801
    5,613   Wabash National Corp.                      43,164
                                                -------------
                                                    1,536,369
                                                -------------
            Marine--0.4%
    1,976   TBS International Ltd. (b)                 65,327
                                                -------------
            Media--2.3%
    5,873   Cox Radio, Inc., Class A (b)               71,357
    2,781   DG Fastchannel, Inc. (b)                   71,305
   10,970   Entravision Communications Corp.,
               Class A (b)                             85,895
    8,665   Journal Communications, Inc.,
               Class A                                 77,465
    3,781   Playboy Enterprises, Inc.,
               Class B (b)                             34,483
    9,712   Sinclair Broadcast Group, Inc.,
               Class A                                 79,736
                                                -------------
                                                      420,241
                                                -------------
            Metals & Mining--0.7%
    3,224   A.M. Castle & Co.                          87,661
    1,853   Claymont Steel Holdings, Inc. (b)          43,268
                                                -------------
                                                      130,929
                                                -------------

                       See Notes to Financial Statements.               Page 43

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Oil, Gas & Consumable Fuels--1.7%
    3,097   DCP Midstream Partners LP (c)       $     142,307
    7,870   PetroQuest Energy, Inc. (b)               112,541
    1,677   TransMontaigne Partners LP (c)             47,610
                                                -------------
                                                      302,458
                                                -------------
            Paper & Forest Products--2.1%
    7,187   Buckeye Technologies, Inc. (b)             89,838
    8,235   Glatfelter                                126,077
    2,715   Neenah Paper, Inc.                         79,142
    2,871   Schweitzer-Mauduit International,
               Inc.                                    74,388
                                                -------------
                                                      369,445
                                                -------------
            Personal Products--1.0%
    5,000   Elizabeth Arden, Inc. (b)                 101,750
    1,731   Inter Parfums, Inc.                        31,106
    6,450   Prestige Brands Holdings, Inc. (b)         48,246
                                                -------------
                                                      181,102
                                                -------------
            Pharmaceuticals--0.9%
    2,525   Bradley Pharmaceuticals, Inc. (b)          49,743
    2,337   Obagi Medical Products, Inc. (b)           42,744
    8,671   Salix Pharmaceuticals Ltd. (b)             68,327
                                                -------------
                                                      160,814
                                                -------------
            Road & Rail--0.4%
    4,351   Celadon Group, Inc. (b)                    39,855
    2,770   Marten Transport Ltd. (b)                  38,642
                                                -------------
                                                       78,497
                                                -------------
            Semiconductors & Semiconductor
               Equipment--1.8%
   14,756   Cirrus Logic, Inc. (b)                     77,912
    3,882   Cohu, Inc.                                 59,395
    9,392   Mattson Technology, Inc. (b)               80,395
    4,989   Rudolph Technologies, Inc. (b)             56,475
    3,553   Ultra Clean Holdings (b)                   43,347
                                                -------------
                                                      317,524
                                                -------------
            Software--1.6%
   11,095   Actuate Corp. (b)                          86,208
    1,547   Interactive Intelligence, Inc. (b)         40,763
    4,471   Radiant Systems, Inc. (b)                  77,035
    7,107   Tyler Technologies, Inc. (b)               91,610
                                                -------------
                                                      295,616
                                                -------------
            Specialty Retail--2.8%
    3,720   A.C. Moore Arts & Crafts, Inc. (b)         51,150
    3,811   Big 5 Sporting Goods Corp.                 54,955
    6,740   Casual Male Retail Group, Inc. (b)         34,913
    5,635   Cato (The) Corp., Class A                  88,244
    2,192   Conn's, Inc. (b)                           37,505
    3,309   Jos. A. Bank Clothiers, Inc. (b)           94,141
    2,712   Midas, Inc. (b)                            39,758


            Specialty Retail (Continued)
    3,700   Monro Muffler Brake, Inc.           $      72,113
    2,631   West Marine, Inc. (b)                      23,626
                                                -------------
                                                      496,405
                                                -------------
            Textiles, Apparel & Luxury
               Goods--2.2%
    3,436   Maidenform Brands, Inc. (b)                46,489
    3,545   Movado Group, Inc.                         89,653
    2,126   Perry Ellis International, Inc. (b)        32,698
    3,370   Steven Madden Ltd. (b)                     67,400
    2,573   True Religion Apparel, Inc. (b)            54,934
    2,631   UniFirst Corp.                             99,978
                                                -------------
                                                      391,152
                                                -------------
            Thrifts & Mortgage Finance--1.8%
    3,524   Anchor BanCorp Wisconsin, Inc.             82,884
    9,671   Bank Mutual Corp.                         102,223
    5,771   Dime Community Bancshares                  73,696
    1,160   WSFS Financial Corp.                       58,232
                                                -------------
                                                      317,035
                                                -------------
            Tobacco--0.4%
   17,591   Alliance One International, Inc. (b)       71,595
                                                -------------
            Trading Companies &
               Distributors--0.5%
    4,775   Rush Enterprises, Inc., Class A (b)        86,810
                                                -------------
            Water Utilities--1.4%
    3,133   American States Water Co.                 118,051
    2,386   SJW Corp.                                  82,723
    4,425   Southwest Water Co.                        55,401
                                                -------------
                                                      256,175
                                                -------------
            Wireless Telecommunication
               Services--0.3%
    4,247   USA Mobility, Inc.                         60,732
                                                -------------

            Total Investments--100.3%
            (Cost $19,454,663)                     18,041,010
            Net Other Assets and
               Liabilities--(0.3%)                    (48,209)
                                                -------------
            Net Assets--100.0%                  $  17,992,801
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Master limited partnership ("MLP").


Page 44                See Notes to Financial Statements.

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--99.8%
            Building Products--0.8%
   22,949   Masco Corp.                         $     495,928
                                                -------------
            Chemicals--2.7%
   38,347   Dow Chemical (The) Co.                  1,511,639
    3,759   Olin Corp.                                 72,661
    6,407   RPM International, Inc.                   130,062
                                                -------------
                                                    1,714,362
                                                -------------
            Commercial Banks--29.2%
    7,755   Associated Banc-Corp.                     210,083
    3,869   BancorpSouth, Inc.                         91,347
   39,957   BB&T Corp.                              1,225,481
    1,416   Chemical Financial Corp.                   33,687
    8,984   Citizens Banking Corp.                    130,358
   11,654   Colonial BancGroup (The), Inc.            157,795
   12,960   Comerica, Inc.                            564,149
    1,678   Community Bank System, Inc.                33,342
    5,599   F.N.B. Corp.                               82,305
   44,814   Fifth Third Bancorp.                    1,126,176
    1,280   First Charter Corp.                        38,221
    3,282   First Financial Bancorp                    37,415
   16,945   First Horizon National Corp.              307,552
    2,830   First Midwest Bancorp, Inc.                86,598
    6,119   FirstMerit Corp.                          122,441
   13,198   Fulton Financial Corp.                    148,082
   38,824   Huntington Bancshares, Inc.               573,042
   33,479   KeyCorp                                   785,083
   75,251   National City Corp.                     1,238,631
    2,666   National Penn Bancshares, Inc.             40,363
    1,513   NBT Bancorp, Inc.                          34,527
    5,422   Old National Bancorp                       81,113
    2,991   Pacific Capital Bancorp                    60,209
      924   Park National Corp.                        59,598
   18,351   PNC Financial Services Group, Inc.      1,204,743
   22,910   Popular, Inc.                             242,846
    2,630   Provident Bankshares Corp.                 56,256
    1,410   S&T Bancorp., Inc.                         38,972
    4,466   South Financial Group (The), Inc.          69,804
   20,043   SunTrust Banks, Inc.                    1,252,487
    4,171   Susquehanna Bancshares, Inc.               76,913
    9,107   TCF Financial Corp.                       163,289
    2,672   Trustmark Corp.                            67,762
   67,764   U.S. Bancorp                            2,150,829
    2,353   United Bankshares, Inc.                    65,931
    7,723   Valley National Bancorp                   147,200
   24,958   W Holding Co., Inc.                        30,698
   82,339   Wachovia Corp.                          3,131,351
   89,398   Wells Fargo & Co.                       2,698,925
    1,316   WesBanco, Inc.                             27,110
    4,311   Whitney Holding Corp.                     112,733
    3,748   Wilmington Trust Corp.                    131,930
                                                -------------
                                                   18,937,377
                                                -------------

            Commercial Services &
               Supplies--0.0%
    1,622   Kimball International, Inc.         $      22,221
                                                -------------
            Diversified Financial
               Services--19.2%
  156,334   Bank of America Corp.                   6,450,341
  202,403   Citigroup, Inc.                         5,958,744
                                                -------------
                                                   12,409,085
                                                -------------
            Diversified Telecommunication
               Services--13.2%
  127,179   AT&T, Inc.                              5,285,559
   74,423   Verizon Communications, Inc.            3,251,541
                                                -------------
                                                    8,537,100
                                                -------------
            Electric Utilities--5.2%
    2,729   Cleco Corp.                                75,866
    5,506   DPL, Inc.                                 163,253
    2,359   Empire District Electric (The) Co.         53,738
    6,765   Great Plains Energy, Inc.                 198,350
    1,252   Otter Tail Corp.                           43,319
    9,559   Pepco Holdings, Inc.                      280,365
    6,861   Pinnacle West Capital Corp.               290,975
   17,977   Progress Energy, Inc.                     870,626
   35,597   Southern Co.                            1,379,384
                                                -------------
                                                    3,355,876
                                                -------------
            Gas Utilities--1.1%
    4,906   AGL Resources, Inc.                       184,661
    5,839   Atmos Energy Corp.                        163,726
    1,224   Laclede Group (The), Inc.                  41,910
    2,704   Nicor, Inc.                               114,514
    3,697   Piedmont Natural Gas Co., Inc.             96,714
    2,877   WGL Holdings, Inc.                         94,251
                                                -------------
                                                      695,776
                                                -------------
            Household Durables--0.1%
    2,249   Tupperware Brands Corp.                    74,285
                                                -------------
            Insurance--1.4%
    6,499   Arthur J. Gallagher & Co.                 157,211
    8,160   Cincinnati Financial Corp.                322,647
    2,645   Commerce Group (The), Inc.                 95,167
    1,524   Mercury General Corp.                      75,910
    2,707   Unitrin, Inc.                             129,909
    2,533   Zenith National Insurance Corp.           113,301
                                                -------------
                                                      894,145
                                                -------------
            Metals & Mining--0.3%
    2,871   Nucor Corp.                               170,021
                                                -------------
            Multi-Utilities--6.3%
   13,600   Ameren Corp.                              737,256
    1,695   Black Hills Corp.                          74,750
    1,085   CH Energy Group, Inc.                      48,326
   18,020   Consolidated Edison, Inc.                 880,277

                       See Notes to Financial Statements.               Page 45

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Multi-Utilities (Continued)
   13,516   Dominion Resources, Inc.            $     641,334
   10,975   DTE Energy Co.                            482,461
   10,020   Energy East Corp.                         272,644
    5,352   NSTAR                                     193,849
    4,834   OGE Energy Corp.                          175,426
    5,867   Puget Energy, Inc.                        160,932
    6,054   SCANA Corp.                               255,176
    4,671   Vectren Corp.                             135,506
                                                -------------
                                                    4,057,937
                                                -------------
            Pharmaceuticals--10.1%
   70,822   Bristol-Myers Squibb Co.                1,878,199
  204,903   Pfizer, Inc.                            4,657,446
                                                -------------
                                                    6,535,645
                                                -------------
            Real Estate Investment
               Trusts--0.3%
    4,674   Rayonier, Inc.                            220,800
                                                -------------
            Thrifts & Mortgage
               Finance--3.1%
    5,526   Astoria Financial Corp.                   128,590
    4,412   Corus Bankshares, Inc.                     47,076
    7,075   First Niagara Financial Group, Inc.        85,183
    1,528   Flagstar Bancorp, Inc.                     10,650
    4,792   Washington Federal, Inc.                  101,159
  119,923   Washington Mutual, Inc.                 1,632,152
                                                -------------
                                                    2,004,810
                                                -------------
            Tobacco--6.8%
   50,877   Altria Group, Inc.                      3,845,283
    9,767   UST, Inc.                                 535,232
                                                -------------
                                                    4,380,515
                                                -------------

            Total Investments--99.8%
            (Cost $76,588,671)                     64,505,883
            Net Other Assets and
               Liabilities--0.2%                      144,606
                                                -------------
            Net Assets--100.0%                  $  64,650,489
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.


Page 46                See Notes to Financial Statements.

FIRST TRUST IPOX-100 INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.2%
            Aerospace & Defense--1.6%
    2,812   DynCorp International, Inc.,
               Class A (b)                      $      75,587
    6,879   Spirit Aerosystems Holdings, Inc.,
               Class A (b)                            237,325
    2,328   TransDigm Group, Inc. (b)                 105,155
                                                -------------
                                                      418,067
                                                -------------
            Biotechnology--0.2%
    3,005   Theravance, Inc. (b)                       58,598
                                                -------------
            Building Products--0.3%
    3,401   Goodman Global, Inc. (b)                   83,461
                                                -------------
            Capital Markets--5.5%
   11,441   Ameriprise Financial, Inc.                630,513
    1,451   GFI Group, Inc. (b)                       138,890
    1,331   Greenhill & Co., Inc.                      88,485
    5,321   Lazard Ltd., Class A                      216,458
    5,902   MF Global Ltd. (b)                        185,736
    3,658   Och-Ziff Capital Management
               Group, Class A                          96,132
    3,107   optionsXpress Holdings, Inc.              105,079
                                                -------------
                                                    1,461,293
                                                -------------
            Chemicals--4.5%
    7,461   Celanese Corp., Class A                   315,749
    2,756   CF Industries Holding, Inc.               303,325
   10,953   Huntsman Corp.                            281,492
    7,048   Nalco Holding Co.                         170,421
    3,644   Rockwood Holdings, Inc. (b)               121,054
                                                -------------
                                                    1,192,041
                                                -------------
            Commercial Services &
               Supplies--1.1%
    4,292   EnergySolutions, Inc. (b)                 115,841
    3,091   IHS, Inc., Class A (b)                    187,191
                                                -------------
                                                      303,032
                                                -------------
            Communications Equipment--0.2%
    3,388   Starent Networks Corp. (b)                 61,831
                                                -------------
            Construction & Engineering--1.7%
    4,851   Aecom Technology Corp. (b)                138,593
    8,358   KBR, Inc. (b)                             324,290
                                                -------------
                                                      462,883
                                                -------------
            Consumer Finance--1.3%
   23,560   Discover Financial Services               355,285
                                                -------------
            Diversified Financial Services--4.4%
      794   MSCI, Inc., Class A (b)                    30,490
   13,074   NYSE Euronext                           1,147,505
                                                -------------
                                                    1,177,995
                                                -------------

            Diversified Telecommunication
               Services--1.4%
    7,539   Embarq Corp.                        $     373,407
                                                -------------
            Electric Utilities--0.5%
    2,110   ITC Holdings Corp.                        119,046
                                                -------------
            Electrical Equipment--5.9%
    3,846   First Solar, Inc. (b)                   1,027,420
    4,135   SunPower Corp., Class A (b)               539,163
                                                -------------
                                                    1,566,583
                                                -------------
            Electronic Equipment &
               Instruments--4.4%
    5,446   Dolby Laboratories, Inc.,
               Class A (b)                            270,775
   24,529   Tyco Electronics Ltd.                     910,762
                                                -------------
                                                    1,181,537
                                                -------------
            Energy Equipment &
               Services--1.5%
    5,166   Cal Dive International, Inc. (b)           68,398
    3,601   Complete Production Services,
               Inc. (b)                                64,710
    4,234   Dresser-Rand Group, Inc. (b)              165,337
    4,383   Hercules Offshore, Inc. (b)               104,228
                                                -------------
                                                      402,673
                                                -------------
            Health Care Equipment &
               Supplies--5.0%
   24,564   Covidien Ltd.                           1,087,939
    5,142   ev3, Inc. (b)                              65,355
    2,696   Masimo Corp. (b)                          106,357
    1,732   NuVasive, Inc. (b)                         68,449
                                                -------------
                                                    1,328,100
                                                -------------
            Health Care Providers &
               Services--0.9%
    5,013   Brookdale Senior Living, Inc.             142,419
    2,058   WellCare Health Plans, Inc. (b)            87,280
                                                -------------
                                                      229,699
                                                -------------
            Hotels, Restaurants &
               Leisure--3.1%
    6,671   Burger King Holdings, Inc.                190,190
    1,929   Life Time Fitness, Inc. (b)                95,833
    9,240   Tim Hortons, Inc.                         341,233
    8,778   Wyndham Worldwide Corp.                   206,810
                                                -------------
                                                      834,066
                                                -------------
            Independent Power Producers &
               Energy Traders--0.4%
    2,048   Ormat Technologies, Inc.                  112,660
                                                -------------
            Insurance--3.7%
    2,981   Allied World Assurance Holdings Ltd.      149,557
    3,341   Assured Guaranty Ltd.                      88,670
   21,641   Genworth Financial Inc., Class A          550,763
    4,912   OneBeacon Insurance Group Ltd.            105,608


                       See Notes to Financial Statements.               Page 47

FIRST TRUST IPOX-100 INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Insurance (Continued)
    3,661   Validus Holdings Ltd. (b)           $      95,113
                                                -------------
                                                      989,711
                                                -------------
            Internet Software &
               Services--11.4%
    2,097   DealerTrack Holdings, Inc. (b)             70,187
    3,845   Google, Inc., Class A (b)               2,658,741
    2,943   Omniture, Inc. (b)                         97,972
    2,155   VistaPrint Ltd. (b)                        92,342
    2,834   WebMD Health Corp., Class A (b)           116,392
                                                -------------
                                                    3,035,634
                                                -------------
            IT Services--10.9%
   10,448   Genpact Ltd. (b)                          159,123
    6,500   MasterCard, Inc., Class A               1,398,800
    3,794   NeuStar, Inc., Class A (b)                108,812
    8,232   SAIC, Inc. (b)                            165,628
    4,020   VeriFone Holdings, Inc. (b)                93,465
   37,047   Western Union Co.                         899,501
    1,962   Wright Express Corp. (b)                   69,631
                                                -------------
                                                    2,894,960
                                                -------------
            Machinery--0.7%
    1,846   Bucyrus International, Inc.,
               Class A                                183,474
                                                -------------
            Marine--0.3%
    1,424   Genco Shipping & Trading Ltd.              77,978
                                                -------------
            Media--11.8%
    5,255   Cinemark Holdings, Inc.                    89,335
    4,917   DreamWorks Animation SKG,
               Inc., Class A (b)                      125,580
    2,171   Morningstar, Inc. (b)                     168,795
   48,196   Time Warner Cable, Inc., Class A (b)    1,330,210
   32,376   Viacom, Inc., Class B (b)               1,421,954
                                                -------------
                                                    3,135,874
                                                -------------
            Oil, Gas & Consumable
               Fuels--8.3%
    3,237   Alpha Natural Resources, Inc. (b)         105,138
    1,327   Atlas America, Inc.                        78,532
    2,217   Bill Barrett Corp. (b)                     92,826
    3,737   Concho Resources, Inc. (b)                 77,020
    8,291   Continental Resources, Inc. (b)           216,644
    2,088   Copano Energy LLC                          75,899
    4,250   CVR Energy, Inc. (b)                      105,995
    5,155   EXCO Resources, Inc. (b)                   79,799
    2,230   Foundation Coal Holdings, Inc.            117,075
    6,998   SandRidge Energy, Inc. (b)                250,948
   31,195   Spectra Energy Corp.                      805,454
    3,761   W&T Offshore, Inc.                        112,680
    3,359   Western Refining, Inc.                     81,321
                                                -------------
                                                    2,199,331
                                                -------------

            Personal Products--0.9%
    4,496   Bare Escentuals, Inc. (b)           $     109,028
    3,354   Herbalife Ltd.                            135,099
                                                -------------
                                                      244,127
                                                -------------
            Pharmaceuticals--0.8%
   12,362   Warner Chilcott Ltd., Class A (b)         219,178
                                                -------------
            Real Estate Management &
               Development--0.9%
   11,354   CB Richard Ellis Group, Inc.,
               Class A (b)                            244,679
                                                -------------
            Road & Rail--1.0%
   15,873   Hertz Global Holdings, Inc. (b)           252,222
                                                -------------
            Semiconductors & Semiconductor
               Equipment--1.2%
    2,802   Atheros Communications (b)                 85,573
    1,529   Hittite Microwave Corp. (b)                73,025
    2,961   SiRF Technology Holdings, Inc. (b)         74,410
    2,361   Tessera Technologies, Inc. (b)             98,218
                                                -------------
                                                      331,226
                                                -------------
            Software--0.3%
    3,195   Solera Holdings, Inc. (b)                  79,172
                                                -------------
            Specialty Retail--0.6%
    3,033   J. Crew Group, Inc. (b)                   146,221
                                                -------------
            Textiles, Apparel & Luxury
               Goods--1.0%
    4,068   Crocs, Inc. (b)                           149,744
    4,697   Hanesbrands, Inc. (b)                     127,617
                                                -------------
                                                      277,361
                                                -------------
            Trading Companies &
               Distributors--0.8%
    3,869   Aircastle Ltd.                            101,871
    2,588   UAP Holding Corp.                          99,897
                                                -------------
                                                      201,768
                                                -------------
            Wireless Telecommunication
               Services--1.7%
    8,099   Clearwire Corp., Class A (b)              111,037
   17,141   MetroPCS Communications, Inc. (b)         333,393
                                                -------------
                                                      444,430
                                                -------------

            Total Investments--100.2%
            (Cost $24,691,056)                     26,679,603
            Net Other Assets and
               Liabilities--(0.2%)                    (46,872)
                                                -------------
            Net Assets--100.0%                  $  26,632,731
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.



Page 48                See Notes to Financial Statements.

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.3%
            Air Freight & Logistics--2.0%
    6,008   C.H. Robinson Worldwide, Inc.       $     325,153
    6,770   Expeditors International of
               Washington, Inc.                       302,484
                                                -------------
                                                      627,637
                                                -------------
            Airlines--2.0%
    8,171   Ryanair Holdings PLC ADR (b)              322,264
    8,064   UAL Corp. (b)                             287,562
                                                -------------
                                                      609,826
                                                -------------
            Beverages--1.0%
    6,705   Hansen Natural Corp. (b)                  296,964
                                                -------------
            Biotechnology--7.6%
    6,316   Amgen, Inc. (b)                           293,315
    8,277   Amylin Pharmaceuticals, Inc. (b)          306,249
    4,169   Biogen Idec, Inc. (b)                     237,299
    6,266   Celgene Corp. (b)                         289,552
    4,134   Cephalon, Inc. (b)                        296,656
    4,351   Genzyme Corp. (b)                         323,889
    6,852   Gilead Sciences, Inc. (b)                 315,261
   12,480   Vertex Pharmaceuticals, Inc. (b)          289,910
                                                -------------
                                                    2,352,131
                                                -------------
            Chemicals--1.0%
    5,876   Sigma-Aldrich Corp.                       320,830
                                                -------------
            Commercial Services &
               Supplies--3.0%
    9,396   Cintas Corp.                              315,893
    9,155   Monster Worldwide, Inc. (b)               296,622
    5,302   Stericycle, Inc. (b)                      314,939
                                                -------------
                                                      927,454
                                                -------------
            Communications Equipment--5.2%
   11,210   Cisco Systems, Inc. (b)                   303,455
    9,641   Juniper Networks, Inc. (b)                320,081
    7,818   QUALCOMM, Inc.                            307,638
    3,213   Research In Motion Ltd. (b)               364,354
   45,655   Tellabs, Inc. (b)                         298,584
                                                -------------
                                                    1,594,112
                                                -------------
            Computers & Peripherals--6.0%
    1,669   Apple Computer, Inc. (b)                  330,596
   12,894   Dell, Inc. (b)                            316,032
    9,055   Logitech International S.A. (b)           331,775
   11,934   Network Appliance, Inc. (b)               297,873
    8,242   SanDisk Corp. (b)                         273,387
   16,002   Sun Microsystems, Inc. (b)                290,116
                                                -------------
                                                    1,839,779
                                                -------------
            Construction & Engineering--1.0%
    2,003   Foster Wheeler Ltd. (b)                   310,505
                                                -------------

            Diversified Consumer
               Services--1.0%
    4,308   Apollo Group, Inc., Class A (b)     $     302,206
                                                -------------
            Diversified Telecommunication
               Services--0.9%
   91,046   Level 3 Communications, Inc. (b)          276,780
                                                -------------
            Electronic Equipment &
               Instruments--1.0%
   26,619   Flextronics International Ltd. (b)        321,025
                                                -------------
            Food & Staples Retailing--2.0%
    4,490   Costco Wholesale Corp.                    313,223
    7,318   Whole Foods Market, Inc.                  298,574
                                                -------------
                                                      611,797
                                                -------------
            Health Care Equipment &
               Supplies--3.1%
    7,073   DENTSPLY International, Inc.              318,426
    4,947   Hologic, Inc. (b)                         339,562
      935   Intuitive Surgical, Inc. (b)              303,408
                                                -------------
                                                      961,396
                                                -------------
            Health Care Providers &
               Services--3.1%
    4,449   Express Scripts, Inc. (b)                 324,777
    5,163   Henry Schein, Inc. (b)                    317,008
    9,707   Patterson Cos., Inc. (b)                  329,553
                                                -------------
                                                      971,338
                                                -------------
            Hotels, Restaurants &
               Leisure--1.9%
   14,363   Starbucks Corp. (b)                       294,011
    2,627   Wynn Resorts Ltd. (b)                     294,565
                                                -------------
                                                      588,576
                                                -------------
            Household Durables--0.9%
    2,995   Garmin Ltd.                               290,515
                                                -------------
            Internet & Catalog Retail--3.9%
    3,461   Amazon.com, Inc. (b)                      320,627
    9,357   Expedia, Inc. (b)                         295,868
   11,381   IAC/InterActiveCorp (b)                   306,377
   14,936   Liberty Media Corp. - Interactive,
               Class A (b)                            284,979
                                                -------------
                                                    1,207,851
                                                -------------
            Internet Software & Services--6.0%
    8,467   Akamai Technologies, Inc. (b)             292,958
      830   Baidu.com, Inc. ADR (b)                   324,023
    9,315   eBay, Inc. (b)                            309,165
      449   Google, Inc., Class A (b)                 310,475
    8,229   VeriSign, Inc. (b)                        309,493
   12,826   Yahoo!, Inc. (b)                          298,333
                                                -------------
                                                    1,844,447
                                                -------------


                       See Notes to Financial Statements.               Page 49

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (A) (CONTINUED
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            IT Services--4.0%
    9,269   Cognizant Technology Solutions
               Corp., Class A (b)               $     314,590
    5,794   Fiserv, Inc. (b)                          321,509
    7,181   Infosys Technologies Ltd. ADR             325,730
    7,928   Paychex, Inc.                             287,152
                                                -------------
                                                    1,248,981
                                                -------------
            Machinery--2.2%
    5,404   Joy Global, Inc.                          355,691
    5,793   PACCAR, Inc.                              315,603
                                                -------------
                                                      671,294
                                                -------------
            Media--7.9%
   17,627   Comcast Corp., Class A (b)                321,869
   11,756   Discovery Holding Co., Class A (b)        295,546
    8,089   EchoStar Communications Corp.,
               Class A (b)                            305,117
    5,726   Focus Media Holding Ltd. ADR (b)          325,293
    6,318   Lamar Advertising Co., Class A            303,706
    7,829   Liberty Global, Inc., Class A (b)         306,819
   90,003   Sirius Satellite Radio, Inc. (b)          272,709
   17,597   Virgin Media, Inc.                        301,613
                                                -------------
                                                    2,432,672
                                                -------------
            Metals & Mining--1.1%
    5,855   Steel Dynamics, Inc.                      348,782
                                                -------------
            Multiline Retail--0.9%
    2,849   Sears Holdings Corp. (b)                  290,740
                                                -------------
            Pharmaceuticals--1.1%
    6,997   Teva Pharmaceutical Industries
               Ltd. ADR                               325,221
                                                -------------
            Semiconductors & Semiconductor
               Equipment--11.0%
   16,628   Altera Corp.                              321,253
   17,364   Applied Materials, Inc.                   308,385
   11,111   Broadcom Corp., Class A (b)               290,442
   11,664   Intel Corp.                               310,962
    6,346   KLA-Tencor Corp.                          305,623
    6,960   Lam Research Corp. (b)                    300,881
   10,100   Linear Technology Corp.                   321,483
   21,195   Marvell Technology Group Ltd. (b)         296,306
   10,401   Microchip Technology, Inc.                326,800
    9,166   NVIDIA Corp. (b)                          311,827
   14,168   Xilinx, Inc.                              309,854
                                                -------------
                                                    3,403,816
                                                -------------
            Software--12.5%
   11,930   Activision, Inc. (b)                      354,320
    7,263   Adobe Systems, Inc. (b)                   310,348
    6,397   Autodesk, Inc. (b)                        318,315
   19,620   BEA Systems, Inc. (b)                     309,604
   18,510   Cadence Design Systems, Inc. (b)          314,855

            Software (Continued)
   14,207   Check Point Software
               Technologies Ltd. (b)            $     311,986
    8,394   Citrix Systems, Inc. (b)                  319,056
    5,643   Electronic Arts, Inc. (b)                 329,608
   10,597   Intuit, Inc. (b)                          334,971
    9,211   Microsoft Corp.                           327,912
   14,908   Oracle Corp. (b)                          336,622
   18,348   Symantec Corp. (b)                        296,137
                                                -------------
                                                    3,863,734
                                                -------------
            Specialty Retail--2.8%
   10,182   Bed Bath & Beyond, Inc. (b)               299,249
   11,315   PetSmart, Inc.                            266,242
   13,270   Staples, Inc.                             306,139
                                                -------------
                                                      871,630
                                                -------------
            Trading Companies &
               Distributors--1.0%
    7,438   Fastenal Co.                              300,644
                                                -------------
            Wireless Telecommunication
               Services--3.2%
    8,184   Leap Wireless International,
               Inc. (b)                               381,701
    2,655   Millicom International Cellular
               S.A. (b)                               313,131
    6,099   NII Holdings, Inc. (b)                    294,704
                                                -------------
                                                      989,536
                                                -------------

            Total Investments--100.3%
            (Cost $32,649,125)                     31,002,219
            Net Other Assets and
               Liabilities--(0.3%)                    (90,917)
                                                -------------
            Net Assets--100.0%                  $  30,911,302
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

ADR - American Depositary Receipt.


Page 50                See Notes to Financial Statements.

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.3%
            Communications Equipment--13.1%
   21,821   Cisco Systems, Inc. (b)             $     590,694
   18,767   Juniper Networks, Inc. (b)                623,064
   15,217   QUALCOMM, Inc.                            598,789
    6,255   Research In Motion Ltd. (b)               709,318
   88,869   Tellabs, Inc. (b)                         581,203
                                                -------------
                                                    3,103,068
                                                -------------
            Computers & Peripherals--15.1%
    3,249   Apple Computer, Inc. (b)                  643,562
   25,099   Dell, Inc. (b)                            615,176
   17,625   Logitech International S.A. (b)           645,781
   23,230   Network Appliance, Inc. (b)               579,821
   16,044   SanDisk Corp. (b)                         532,179
   31,147   Sun Microsystems, Inc. (b)                564,695
                                                -------------
                                                    3,581,214
                                                -------------
            Internet Software & Services--12.6%
   16,480   Akamai Technologies, Inc. (b)             570,208
    1,615   Baidu.com ADR (b)                         630,480
      874   Google, Inc., Class A (b)                 604,354
   16,018   VeriSign, Inc. (b)                        602,437
   24,966   Yahoo!, Inc. (b)                          580,709
                                                -------------
                                                    2,988,188
                                                -------------
            IT Services--5.3%
   18,041   Cognizant Technology Solutions
               Corp., Class A (b)                     612,312
   13,979   Infosys Technologies Ltd. ADR             634,087
                                                -------------
                                                    1,246,399
                                                -------------
            Semiconductors & Semiconductor
               Equipment--28.0%
   32,367   Altera Corp.                              625,330
   33,799   Applied Materials, Inc.                   600,270
   21,628   Broadcom Corp., Class A (b)               565,356
   22,704   Intel Corp.                               605,289
   12,352   KLA-Tencor Corp.                          594,872
   13,548   Lam Research Corp. (b)                    585,680
   19,660   Linear Technology Corp.                   625,778
   41,257   Marvell Technology Group Ltd. (b)         576,773
   20,246   Microchip Technology, Inc.                636,129
   17,841   NVIDIA Corp. (b)                          606,951
   27,579   Xilinx, Inc.                              603,153
                                                -------------
                                                    6,625,581
                                                -------------
            Software--26.2%
   14,137   Adobe Systems, Inc. (b)                   604,074
   12,453   Autodesk, Inc. (b)                        619,661
   38,190   BEA Systems, Inc. (b)                     602,638
   36,030   Cadence Design Systems, Inc. (b)          612,870
   27,654   Check Point Software
               Technologies Ltd. (b)                  607,282
   16,339   Citrix Systems, Inc. (b)                  621,045
   20,628   Intuit, Inc. (b)                          652,051

            Software (Continued)
   17,930   Microsoft Corp.                     $     638,308
   29,019   Oracle Corp. (b)                          655,250
   35,714   Symantec Corp. (b)                        576,424
                                                -------------
                                                    6,189,603
                                                -------------

            Total Investments--100.3%
            (Cost $25,513,950)                     23,734,053
            Net Other Assets and
               Liabilities--(0.3%)                    (82,502)
                                                -------------
            Net Assets--100.0%                  $  23,651,551
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

ADR - American Depositary Receipt.



                       See Notes to Financial Statements.               Page 51

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--99.4%
            Biotechnology--78.8%
   68,580   Amgen, Inc. (b)                     $   3,184,855
   84,170   Amylin Pharmaceuticals, Inc. (b)        3,114,290
  250,983   Applera Corp. - Celera Group (b)        3,983,100
   47,915   Biogen Idec, Inc. (b)                   2,727,322
   54,885   Celgene Corp. (b)                       2,536,236
   50,052   Cephalon, Inc. (b)                      3,591,732
   51,210   Genentech, Inc. (b)                     3,434,655
   53,617   Genzyme Corp. (b)                       3,991,249
   91,389   Gilead Sciences, Inc. (b)               4,204,808
  415,013   Human Genome Sciences, Inc. (b)         4,332,736
   83,153   ImClone Systems, Inc. (b)               3,575,579
  194,316   InterMune, Inc. (b)                     2,590,232
  339,465   Millennium Pharmaceuticals, Inc. (b)    5,085,185
  104,708   OSI Pharmaceuticals, Inc. (b)           5,079,385
  191,534   PDL BioPharma, Inc. (b)                 3,355,676
  125,110   Vertex Pharmaceuticals, Inc. (b)        2,906,305
                                                -------------
                                                   57,693,345
                                                -------------
            Life Sciences Tools &
               Services--20.6%
  140,447   Affymetrix, Inc. (b)                    3,249,944
   46,393   Invitrogen Corp. (b)                    4,333,570
   49,259   Millipore Corp. (b)                     3,604,774
  587,027   Nektar Therapeutics (b)                 3,938,951
                                                -------------
                                                   15,127,239
                                                -------------

            Total Investments--99.4%
            (Cost $78,723,195)                     72,820,584
            Net Other Assets and
               Liabilities--0.6%                      420,463
                                                -------------
            Net Assets--100.0%                  $  73,241,047
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.




Page 52                See Notes to Financial Statements.

FIRST TRUST DOW JONES INTERNET INDEX(SM)

FUND PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--99.0%
            Capital Markets--5.7%
  138,504   E*TRADE Financial Corp. (b)         $     491,689
   78,307   TD Ameritrade Holding Corp. (b)         1,570,839
                                                -------------
                                                    2,062,528
                                                -------------
            Commercial Services &
               Supplies--3.3%
   37,139   Monster Worldwide, Inc. (b)             1,203,304
                                                -------------
            Health Care Technology--3.1%
   17,948   Allscripts Healthcare Solutions,
               Inc. (b)                               348,550
   58,817   HLTH Corp. (b)                            788,148
                                                -------------
                                                    1,136,698
                                                -------------
            Internet & Catalog Retail--18.9%
   40,635   Amazon.com, Inc. (b)                    3,764,425
    6,292   Audible, Inc. (b)                          56,125
   63,975   IAC/InterActiveCorp. (b)                1,722,207
    4,237   Overstock.com, Inc. (b)                    65,801
   11,109   Priceline.com, Inc. (b)                 1,275,980
                                                -------------
                                                    6,884,538
                                                -------------
            Internet Software &
               Services--55.6%
   51,060   Akamai Technologies, Inc. (b)           1,766,676
   25,573   Ariba, Inc. (b)                           285,139
   41,407   Art Technology Group, Inc. (b)            178,878
   14,072   Autobytel, Inc. (b)                        38,698
   15,774   CMGI, Inc. (b)                            206,482
   45,685   CNET Networks, Inc. (b)                   417,561
   12,806   DealerTrack Holdings, Inc. (b)            428,617
   13,011   Digital River, Inc. (b)                   430,274
   39,024   EarthLink, Inc. (b)                       275,900
  110,407   eBay, Inc. (b)                          3,664,407
    5,243   Google, Inc., Class A (b)               3,625,430
   10,696   InfoSpace, Inc.                           201,085
   15,862   Internap Network Services Corp. (b)       132,130
   12,761   Interwoven, Inc. (b)                      181,461
   16,128   j2 Global Communications, Inc. (b)        341,430
    7,303   Jupitermedia Corp. (b)                     27,897
   31,255   RealNetworks, Inc. (b)                    190,343
   20,133   SonicWALL, Inc. (b)                       215,826
   21,942   United Online, Inc.                       259,354
   32,353   ValueClick, Inc. (b)                      708,531
   71,638   VeriSign, Inc. (b)                      2,694,305
    8,632   Vignette Corp. (b)                        126,114
   14,531   Websense, Inc. (b)                        246,736
  153,379   Yahoo!, Inc. (b)                        3,567,596
                                                -------------
                                                   20,210,870
                                                -------------
            IT Services--1.7%
   21,960   CyberSource Corp. (b)                     390,229
   26,368   Sapient Corp. (b)                         232,302
                                                -------------
                                                      622,531
                                                -------------

            Software--10.7%
  113,434   BEA Systems, Inc. (b)               $   1,789,988
   58,097   Check Point Software Technologies
               Ltd. (b)                             1,275,810
   17,872   Quest Software, Inc. (b)                  329,560
   61,783   TIBCO Software, Inc. (b)                  498,589
                                                -------------
                                                    3,893,947
                                                -------------

            Total Common Stocks--99.0%
            (Cost $38,881,967)                     36,014,416
                                                -------------

            Money Market Funds--0.3%
  109,845   J.P. Morgan Institutional Treasury
               Money Market Fund - 3.09% (c)
            (Cost $109,845)                           109,845
                                                -------------

            Total Investments--99.3%
            (Cost $38,991,812)                     36,124,261
            Net Other Assets and
               Liabilities--0.7%                      261,395
                                                -------------
            Net Assets--100.0%                  $  36,385,656
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at December 31, 2007.



                       See Notes to Financial Statements.               Page 53

FIRST TRUST DB STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.0%
            Biotechnology--2.2%
   28,751   Amgen, Inc. (b)                     $   1,335,196
                                                -------------
            Chemicals--2.4%
   37,628   Dow Chemical (The) Co.                  1,483,296
                                                -------------
            Computers & Peripherals--2.5%
   14,454   International Business Machines
               Corp.                                1,562,477
                                                -------------
            Energy Equipment &
               Services--5.3%
   41,970   Halliburton Co.                         1,591,083
   29,402   Noble Corp.                             1,661,507
                                                -------------
                                                    3,252,590
                                                -------------
            Food & Staples Retailing--2.5%
   32,306   Wal-Mart Stores, Inc.                   1,535,504
                                                -------------
            Health Care Equipment &
               Supplies--2.5%
   22,792   Zimmer Holdings, Inc. (b)               1,507,691
                                                -------------
            Health Care Providers &
               Services--2.5%
   26,110   Cardinal Health, Inc.                   1,507,853
                                                -------------
            Hotels, Restaurants &
               Leisure--2.5%
   35,034   Carnival Corp.                          1,558,663
                                                -------------
            Machinery--9.7%
   21,327   Caterpillar, Inc.                       1,547,487
   30,682   Ingersoll-Rand Co. Ltd., Class A        1,425,793
   28,870   PACCAR, Inc.                            1,572,837
   19,278   Parker Hannifin Corp.                   1,451,826
                                                -------------
                                                    5,997,943
                                                -------------
            Media--7.5%
   58,446   CBS Corp., Class B                      1,592,654
   75,078   News Corp., Class A                     1,538,348
   91,444   Time Warner, Inc.                       1,509,740
                                                -------------
                                                    4,640,742
                                                -------------
            Metals & Mining--2.5%
   25,892   Nucor Corp.                             1,533,324
                                                -------------
            Multiline Retail--2.3%
   30,969   Kohl's Corp. (b)                        1,418,380
                                                -------------
            Office Electronics--2.4%
   90,247   Xerox Corp.                             1,461,099
                                                -------------
            Oil, Gas & Consumable Fuels--19.0%
   25,802   Anadarko Petroleum Corp.                1,694,933
   15,860   Apache Corp.                            1,705,585
   17,352   Chevron Corp.                           1,619,462
   19,035   ConocoPhillips                          1,680,791

            Oil, Gas & Consumable
               Fuels (Continued)
   17,341   Exxon Mobil Corp.                   $   1,624,678
   27,110   Marathon Oil Corp.                      1,649,915
   21,859   Occidental Petroleum Corp.              1,682,924
                                                -------------
                                                   11,658,288
                                                -------------
            Pharmaceuticals--12.3%
   29,402   Eli Lilly & Co.                         1,569,773
   23,216   Johnson & Johnson                       1,548,507
   26,649   Merck & Co., Inc.                       1,548,573
   65,604   Pfizer, Inc.                            1,491,179
   32,419   Wyeth                                   1,432,596
                                                -------------
                                                    7,590,628
                                                -------------
            Road & Rail--2.5%
   29,923   Norfolk Southern Corp.                  1,509,316
                                                -------------
            Semiconductors & Semiconductor
               Equipment--5.1%
   84,975   Applied Materials, Inc.                 1,509,156
   49,137   Texas Instruments, Inc.                 1,641,176
                                                -------------
                                                    3,150,332
                                                -------------
            Specialty Retail--9.7%
   30,082   Best Buy Co., Inc.                      1,583,817
   53,769   Home Depot (The), Inc.                  1,448,537
   63,451   Lowe's Cos., Inc.                       1,435,262
   63,989   Staples, Inc.                           1,476,226
                                                -------------
                                                    5,943,842
                                                -------------
            Textiles, Apparel & Luxury
               Goods--2.5%
   24,242   NIKE, Inc., Class B                     1,557,306
                                                -------------
            Wireless Telecommunication
               Services--2.1%
  100,420   Sprint Nextel Corp.                     1,318,515
                                                -------------

            Total Investments--100.0%
            (Cost $63,126,173)                     61,522,985
            Net Other Assets and
               Liabilities--(0.0%)                     (5,292)
                                                -------------
            Net Assets--100.0%                  $  61,517,693
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.



Page 54                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.4%
            Aerospace & Defense--2.7%
      576   Ceradyne, Inc. (b)                  $      27,032
    1,977   Northrop Grumman Corp.                    155,471
    2,789   Raytheon Co.                              169,292
                                                -------------
                                                      351,795
                                                -------------
            Air Freight & Logistics--1.3%
    1,108   Forward Air Corp.                          34,536
    2,001   United Parcel Service, Inc.,
               Class B                                141,511
                                                -------------
                                                      176,047
                                                -------------
            Airlines--0.2%
    4,223   AirTran Holdings, Inc. (b)                 30,237
                                                -------------
            Auto Components--0.6%
    3,003   Gentex Corp.                               53,363
    1,180   Tenneco, Inc. (b)                          30,763
                                                -------------
                                                       84,126
                                                -------------
            Automobiles--2.0%
    5,026   General Motors Corp.                      125,097
    1,287   Toyota Motor Corp. ADR                    136,641
                                                -------------
                                                      261,738
                                                -------------
            Beverages--1.7%
    1,347   Hansen Natural Corp. (b)                   59,659
    2,260   PepsiCo, Inc.                             171,534
                                                -------------
                                                      231,193
                                                -------------
            Biotechnology--0.9%
    1,270   LifeCell Corp. (b)                         54,750
      619   United Therapeutics Corp. (b)              60,445
                                                -------------
                                                      115,195
                                                -------------
            Chemicals--2.3%
    1,734   Air Products and Chemicals, Inc.          171,024
    3,110   Hercules, Inc.                             60,179
    1,295   Sigma-Aldrich Corp.                        70,707
                                                -------------
                                                      301,910
                                                -------------
            Commercial Banks--2.0%
    3,395   Huntington Bancshares, Inc.                50,110
    2,142   Old National Bancorp                       32,044
    2,175   PNC Financial Services Group, Inc.        142,789
    1,644   Whitney Holding Corp.                      42,991
                                                -------------
                                                      267,934
                                                -------------
            Commercial Services &
               Supplies--1.6%
      701   Advisory Board (The) Co. (b)               44,997
    4,839   Allied Waste Industries, Inc. (b)          53,326
    1,714   Copart, Inc. (b)                           72,931
    1,136   HNI Corp.                                  39,828
                                                -------------
                                                      211,082
                                                -------------

            Communications Equipment--3.9%
    2,579   ADC Telecommunications, Inc. (b)    $      40,103
    1,006   Dycom Industries, Inc. (b)                 26,810
    5,135   Nokia Oyj ADR                             197,133
    2,225   Research In Motion Ltd. (b)               252,315
                                                -------------
                                                      516,361
                                                -------------
            Computers & Peripherals--1.1%
    1,363   International Business Machines
               Corp.                                  147,340
                                                -------------
            Containers & Packaging--1.3%
    1,482   Bemis Co., Inc.                            40,577
    2,626   Crown Holdings, Inc. (b)                   67,357
    2,162   Sonoco Products Co.                        70,654
                                                -------------
                                                      178,588
                                                -------------
            Distributors--0.4%
    2,560   LKQ Corp. (b)                              53,811
                                                -------------
            Diversified Consumer
               Services--2.2%
    2,674   Apollo Group, Inc., Class A (b)           187,581
      922   Bright Horizons Family Solutions,
               Inc. (b)                                31,846
      390   Strayer Education, Inc.                    66,526
                                                -------------
                                                      285,953
                                                -------------
            Diversified Financial
               Services--0.8%
    2,807   Moody's Corp.                             100,210
                                                -------------
            Diversified Telecommunication
               Services--2.1%
    1,463   CenturyTel, Inc.                           60,656
    8,805   Cincinnati Bell, Inc. (b)                  41,824
   18,345   Qwest Communications
               International, Inc. (b)                128,598
    3,100   Telecom Corp. of New Zealand
               Ltd. ADR                                51,491
                                                -------------
                                                      282,569
                                                -------------
            Electric Utilities--3.4%
      963   ALLETE, Inc.                               38,116
    1,825   El Paso Electric Co. (b)                   46,665
    1,825   Hawaiian Electric Industries, Inc.         41,555
    1,512   Pinnacle West Capital Corp.                64,124
    1,473   Portland General Electric Co.              40,920
    6,142   Reliant Energy, Inc. (b)                  161,166
    2,463   Westar Energy, Inc.                        63,890
                                                -------------
                                                      456,436
                                                -------------
            Electronic Equipment &
               Instruments--1.4%
    1,445   Arrow Electronics, Inc. (b)                56,760
    3,975   AVX Corp.                                  53,345
    2,438   FLIR Systems, Inc. (b)                     76,309
                                                -------------
                                                      186,414
                                                -------------



                       See Notes to Financial Statements.               Page 55

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Energy Equipment & Services--9.9%
      539   Core Laboratories N.V. (b)          $      67,224
    1,593   Diamond Offshore Drilling, Inc.           226,205
    2,675   ENSCO International, Inc.                 159,484
    2,811   Global Industries Ltd. (b)                 60,212
    4,621   Halliburton Co.                           175,182
    1,947   Helmerich & Payne, Inc.                    78,016
    3,163   Noble Corp.                               178,741
    1,667   Schlumberger Ltd.                         163,983
    1,431   Transocean, Inc.                          204,848
                                                -------------
                                                    1,313,895
                                                -------------
            Food Products--0.7%
    1,988   Flowers Foods, Inc.                        46,539
    1,026   Lancaster Colony Corp.                     40,732
                                                -------------
                                                       87,271
                                                -------------
            Gas Utilities--2.3%
    2,209   Atmos Energy Corp.                         61,940
      933   New Jersey Resources Corp.                 46,669
      853   Northwest Natural Gas Co.                  41,507
    1,169   South Jersey Industries, Inc.              42,189
    2,587   UGI Corp.                                  70,496
    1,237   WGL Holdings, Inc.                         40,524
                                                -------------
                                                      303,325
                                                -------------
            Health Care Equipment &
               Supplies--2.1%
      781   ArthroCare Corp. (b)                       37,527
    1,235   Hillenbrand Industries, Inc.               68,826
    1,139   IDEXX Laboratories, Inc. (b)               66,780
    1,226   Immucor, Inc. (b)                          41,672
    1,081   Kinetic Concepts, Inc. (b)                 57,898
                                                -------------
                                                      272,703
                                                -------------
            Household Durables--2.3%
    1,542   Garmin Ltd.                               149,574
    3,091   Leggett & Platt, Inc.                      53,907
    2,094   Tempur-Pedic International, Inc.           54,381
    1,374   Tupperware Brands Corp.                    45,383
                                                -------------
                                                      303,245
                                                -------------
            Industrial Conglomerates--1.1%
    1,786   3M Co.                                    150,596
                                                -------------
            Insurance--8.7%
      929   Ambac Financial Group, Inc.                23,940
    1,707   Assured Guaranty Ltd.                      45,304
       42   Berkshire Hathaway, Inc., Class B (b)     198,913
      639   Everest Re Group Ltd.                      64,156
    1,463   Hanover Insurance Group, Inc.              67,005
    3,466   Loews Corp.                               174,478
    1,609   MaxCapital Group Ltd.                      45,036
    2,667   MetLife, Inc.                             164,341
      622   RLI Corp.                                  35,323

            Insurance (Continued)
      976   Transatlantic Holdings, Inc.        $      70,926
    3,033   Travelers (The) Cos., Inc.                163,175
    2,043   XL Capital Ltd., Class A                  102,783
                                                -------------
                                                    1,155,380
                                                -------------
            Life Sciences Tools &
               Services--0.5%
      758   Ventana Medical Systems, Inc. (b)          66,120
                                                -------------
            Machinery--9.5%
    1,315   Actuant Corp., Class A                     44,723
      772   Astec Industries, Inc. (b)                 28,711
    1,284   Barnes Group, Inc.                         42,873
      917   Cascade Corp.                              42,604
    1,052   CLARCOR, Inc.                              39,944
    3,036   CNH Global N.V.                           199,830
    1,346   Cummins, Inc.                             171,440
    1,076   Gardner Denver, Inc. (b)                   35,508
    1,462   Graco, Inc.                                54,474
    2,811   Illinois Tool Works, Inc.                 150,501
    1,279   Joy Global, Inc.                           84,184
      746   Kaydon Corp.                               40,687
      830   Lincoln Electric Holdings, Inc.            59,079
    2,240   Parker Hannifin Corp.                     168,694
    1,080   Toro (The) Co.                             58,795
      492   Valmont Industries, Inc.                   43,847
                                                -------------
                                                    1,265,894
                                                -------------
            Media--2.4%
    6,036   Comcast Corp., Class A (b)                110,217
    1,633   Harte-Hanks, Inc.                          28,251
    2,882   Lee Enterprises, Inc.                      42,221
    8,246   Time Warner, Inc.                         136,142
                                                -------------
                                                      316,831
                                                -------------
            Metals & Mining--3.9%
    2,614   BHP Billiton Ltd. ADR                     183,084
      913   Cleveland-Cliffs, Inc.                     92,030
    2,041   Fording Canadian Coal Trust                78,783
    1,582   Southern Copper Corp.                     166,316
                                                -------------
                                                      520,213
                                                -------------
            Multi-Utilities--3.1%
    1,658   Alliant Energy Corp.                       67,464
    3,034   Ameren Corp.                              164,473
    1,902   NSTAR                                      68,890
    1,969   OGE Energy Corp.                           71,455
    1,686   PNM Resources, Inc.                        36,165
                                                -------------
                                                      408,447
                                                -------------
            Oil, Gas & Consumable Fuels--9.0%
    1,139   Berry Petroleum Co., Class A               50,629
    2,262   Canadian Natural Resources Ltd.           165,443
    1,817   Exxon Mobil Corp.                         170,235
    1,708   Frontier Oil Corp.                         69,311
    1,485   Frontline Ltd.                             71,280



Page 56                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Oil, Gas & Consumable Fuels
               (Continued)
    1,054   Holly Corp.                         $      53,638
    3,563   Imperial Oil Ltd.                         195,180
    3,018   Marathon Oil Corp.                        183,675
    2,137   Massey Energy Co.                          76,398
    3,064   Petro-Canada                              164,292
                                                -------------
                                                    1,200,081
                                                -------------
            Personal Products--0.3%
    1,614   NBTY, Inc. (b)                             44,224
                                                -------------
            Real Estate Investment Trusts--1.2%
    2,484   ProLogis                                  157,436
                                                -------------
            Road & Rail--2.3%
    3,267   CSX Corp.                                 143,683
    1,316   Union Pacific Corp.                       165,316
                                                -------------
                                                      308,999
                                                -------------
            Semiconductors & Semiconductor
               Equipment--2.8%
    7,018   Applied Materials, Inc.                   124,640
    2,810   Brooks Automation, Inc. (b)                37,120
    1,764   Lam Research Corp. (b)                     76,258
    4,323   Linear Technology Corp.                   137,601
                                                -------------
                                                      375,619
                                                -------------
            Software--1.4%
      820   Advent Software, Inc. (b)                  44,362
    2,805   SAP AG ADR                                143,195
                                                -------------
                                                      187,557
                                                -------------
            Specialty Retail--2.0%
    1,913   Aeropostale, Inc. (b)                      50,695
    1,246   Barnes & Noble, Inc.                       42,925
    1,240   Guess?, Inc.                               46,984
    2,221   Sherwin-Williams (The) Co.                128,906
                                                -------------
                                                      269,510
                                                -------------
            Textiles, Apparel & Luxury
               Goods--0.5%
      431   Deckers Outdoor Corp. (b)                  66,831
                                                -------------
            Tobacco--1.7%
    2,355   British American Tobacco PLC ADR          185,009
      814   Universal Corp.                            41,693
                                                -------------
                                                      226,702
                                                -------------
            Trading Companies & Distributors--0.8%
    1,368   Applied Industrial Technologies, Inc.      39,699
      711   W.W. Grainger, Inc.                        62,227
                                                -------------
                                                      101,926
                                                -------------


            Total Investments--100.4%
            (Cost $12,674,262)                  $  13,341,744
            Net Other Assets and
               Liabilities--(0.4%)                    (50,378)
                                                -------------
            Net Assets--100.0%                  $  13,291,366
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

ADR - American Depositary Receipt.



                       See Notes to Financial Statements.               Page 57

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.0%
            Air Freight & Logistics--0.5%
   13,790   United Parcel Service, Inc.,
               Class B                          $     975,229
                                                -------------
            Auto Components--0.6%
   18,804   Autoliv, Inc.                             991,159
                                                -------------
            Automobiles--1.1%
   30,077   Honda Motor Co., Ltd. ADR                 996,752
    9,445   Toyota Motor Corp. ADR                  1,002,775
                                                -------------
                                                    1,999,527
                                                -------------
            Beverages--1.1%
   18,906   Anheuser-Busch Cos., Inc.                 989,540
   16,026   Coca-Cola (The) Co.                       983,516
                                                -------------
                                                    1,973,056
                                                -------------
            Building Products--0.6%
   46,681   Masco Corp.                             1,008,776
                                                -------------
            Capital Markets--1.1%
   23,999   Federated Investors, Inc., Class B        987,799
   18,794   Merrill Lynch & Co., Inc.               1,008,862
                                                -------------
                                                    1,996,661
                                                -------------
            Chemicals--1.7%
   21,312   Ashland, Inc.                           1,010,828
   22,396   E.I. du Pont de Nemours & Co.             987,440
   14,108   PPG Industries, Inc.                      990,805
                                                -------------
                                                    2,989,073
                                                -------------
            Commercial Banks--15.3%
   35,807   Associated Banc-Corp.                     970,012
   19,495   Bank of Hawaii Corp.                      996,974
   17,737   Bank of Montreal                        1,003,914
   19,593   Bank of Nova Scotia                       989,447
   31,361   BB&T Corp.                                961,842
   13,922   Canadian Imperial Bank of Commerce        994,448
   16,444   City National Corp.                       979,240
   22,566   Comerica, Inc.                            982,298
   22,371   Commerce Bancshares, Inc.               1,003,563
   19,503   Cullen/Frost Bankers, Inc.                988,022
   37,490   Fifth Third Bancorp.                      942,124
   31,596   First Midwest Bancorp, Inc.               966,838
   12,278   M&T Bank Corp.                          1,001,516
   36,769   Marshall & Ilsley Corp.                   973,643
   58,251   National City Corp.                       958,811
   64,439   Old National Bancorp                      964,007
   15,228   PNC Financial Services Group, Inc.        999,718
   40,912   Regions Financial Corp.                   967,569
   19,812   Royal Bank of Canada                    1,011,205
   16,151   SunTrust Banks, Inc.                    1,009,277
   41,262   Synovus Financial Corp.                   993,589
   14,302   Toronto-Dominion Bank (The)             1,000,425
   31,130   U.S. Bancorp                              988,066
   25,465   Wachovia Corp.                            968,434
   32,467   Wells Fargo & Co.                         980,179

            Commercial Banks (Continued)
   37,925   Whitney Holding Corp.              $      991,739
   28,052   Wilmington Trust Corp.                    987,430
   20,745   Zions Bancorporation                      968,584
                                                -------------
                                                   27,542,914
                                                -------------
            Commercial Services &
               Supplies--3.9%
   19,332   Avery Dennison Corp.                    1,027,303
   16,541   Corporate Executive Board
               (The) Co.                              994,114
   27,586   HNI Corp.                                 967,165
   26,428   Pitney Bowes, Inc.                      1,005,321
   27,063   R.R. Donnelley & Sons Co.               1,021,358
   31,044   Republic Services, Inc.                   973,229
   29,979   Waste Management, Inc.                    979,414
                                                -------------
                                                    6,967,904
                                                -------------
            Computers & Peripherals--0.5%
   33,487   Diebold, Inc.                             970,453
                                                -------------
            Construction Materials--0.5%
   12,461   Vulcan Materials Co.                      985,540
                                                -------------
            Containers & Packaging--1.1%
   37,911   Bemis Co., Inc.                         1,038,003
   30,112   Sonoco Products Co.                       984,060
                                                -------------
                                                    2,022,063
                                                -------------
            Distributors--0.5%
   20,711   Genuine Parts Co.                         958,919
                                                -------------
            Diversified Financial
               Services--0.6%
   23,959   Bank of America Corp.                     988,548
                                                -------------
            Diversified Telecommunication
               Services--2.2%
   24,409   AT&T, Inc.                              1,014,438
   60,189   Telecom Corp. of New Zealand
               Ltd. ADR                               999,739
   10,352   Telefonica S.A. ADR                     1,010,252
   22,616   Verizon Communications, Inc.              988,093
                                                -------------
                                                    4,012,522
                                                -------------
            Electric Utilities--8.3%
   24,587   ALLETE, Inc.                              973,153
   49,365   Duke Energy Corp.                         995,692
    8,438   Entergy Corp.                           1,008,510
   12,344   Exelon Corp.                            1,007,764
   13,663   FirstEnergy Corp.                         988,381
   14,807   FPL Group, Inc.                         1,003,618
   34,350   Great Plains Energy, Inc.               1,007,142
   43,606   Hawaiian Electric Industries, Inc.        992,909
   27,385   Otter Tail Corp.                          947,521
   23,519   Pinnacle West Capital Corp.               997,441
   37,643   Portland General Electric Co.           1,045,722
   19,332   PPL Corp.                               1,007,004



Page 58                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Electric Utilities (Continued)
   20,518   Progress Energy, Inc.               $     993,687
   25,881   Southern Co.                            1,002,889
   37,939   Westar Energy, Inc.                       984,138
                                                -------------
                                                   14,955,571
                                                -------------
            Electrical Equipment--1.1%
   17,632   Emerson Electric Co.                      999,029
   19,095   Hubbell, Inc., Class B                    985,302
                                                -------------
                                                    1,984,331
                                                -------------
            Food & Staples Retailing--1.1%
   31,459   Sysco Corp.                               981,836
   24,380   Weis Markets, Inc.                        973,737
                                                -------------
                                                    1,955,573
                                                -------------
            Food Products--7.7%
   19,800   Cadbury Schweppes PLC ADR                 977,526
   27,730   Campbell Soup Co.                         990,793
   41,618   ConAgra Foods, Inc.                       990,092
   17,477   General Mills, Inc.                       996,189
   21,443   H.J. Heinz Co.                          1,000,959
   25,535   Hershey (The) Co.                       1,006,079
   19,735   J.M. Smucker (The) Co.                  1,015,168
   18,895   Kellogg Co.                               990,665
   30,347   Kraft Foods, Inc., Class A                990,223
   24,257   Lancaster Colony Corp.                    963,003
   25,980   McCormick & Co., Inc.                     984,902
   62,299   Sara Lee Corp.                          1,000,522
   26,798   Unilever PLC ADR                        1,002,781
   16,925   Wm. Wrigley Jr. Co.                       990,959
                                                -------------
                                                   13,899,861
                                                -------------
            Gas Utilities--4.9%
   27,187   AGL Resources, Inc.                     1,023,318
   35,222   Atmos Energy Corp.                        987,625
   20,968   National Fuel Gas Co.                     978,786
   19,689   New Jersey Resources Corp.                984,844
   20,219   Northwest Natural Gas Co.                 983,857
   36,490   Piedmont Natural Gas Co.                  954,578
   26,671   South Jersey Industries, Inc.             962,556
   37,338   UGI Corp.                               1,017,461
   29,602   WGL Holdings, Inc.                        969,762
                                                -------------
                                                    8,862,787
                                                -------------
            Health Care Equipment &
               Supplies--0.6%
   18,089   Hillenbrand Industries, Inc.            1,008,100
                                                -------------
            Hotels, Restaurants &
               Leisure--0.5%
   16,796   McDonald's Corp.                          989,452
                                                -------------
            Household Durables--1.7%
   13,680   Fortune Brands, Inc.                      989,885
   57,555   Leggett & Platt, Inc.                   1,003,759

            Household Durables (Continued)
   20,852   Snap-on, Inc.                       $   1,005,900
                                                -------------
                                                    2,999,544
                                                -------------
            Household Products--1.1%
   15,311   Clorox (The) Co.                          997,818
   14,506   Kimberly-Clark Corp.                    1,005,846
                                                -------------
                                                    2,003,664
                                                -------------
            Industrial Conglomerates--1.7%
   11,743   3M Co.                                    990,170
   26,991   General Electric Co.                    1,000,556
   16,566   Teleflex, Inc.                          1,043,824
                                                -------------
                                                    3,034,550
                                                -------------
            Insurance--6.0%
   19,167   Allstate (The) Corp.                    1,001,092
   18,384   Chubb (The) Corp.                       1,003,399
   25,012   Cincinnati Financial Corp.                988,974
   18,783   Erie Indemnity Co., Class A               974,650
   16,903   Lincoln National Corp.                    984,093
   24,665   Manulife Financial Corp.                1,005,099
   19,921   Mercury General Corp.                     992,265
   64,439   Old Republic International Corp.          993,005
   23,868   Protective Life Corp.                     979,065
   18,391   Travelers (The) Cos., Inc.                989,436
   19,265   XL Capital Ltd., Class A                  969,222
                                                -------------
                                                   10,880,300
                                                -------------
            IT Services--1.1%
   22,132   Automatic Data Processing, Inc.           985,538
   27,034   Paychex, Inc.                             979,171
                                                -------------
                                                    1,964,709
                                                -------------
            Machinery--1.1%
   13,934   Caterpillar, Inc.                       1,011,051
   18,388   Illinois Tool Works, Inc.                 984,494
                                                -------------
                                                    1,995,545
                                                -------------
            Media--1.7%
   25,974   Gannett Co., Inc.                       1,012,986
   57,951   New York Times (The) Co., Class A       1,015,881
   24,725   Thomson (The) Corp.                     1,007,544
                                                -------------
                                                    3,036,411
                                                -------------
            Multi-Utilities--8.9%
   24,193   Alliant Energy Corp.                      984,413
   18,600   Ameren Corp.                            1,008,307
   20,860   Consolidated Edison, Inc.               1,019,012
   20,929   Dominion Resources, Inc.                  993,081
   37,201   Energy East Corp.                       1,012,240
   19,480   Integrys Energy Group, Inc.             1,006,921
   36,307   MDU Resources Group, Inc.               1,002,436
   27,624   NSTAR                                   1,000,541
   27,722   OGE Energy Corp.                        1,006,031
   22,758   PG&E Corp.                                980,642



                       See Notes to Financial Statements.               Page 59

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Multi-Utilities (Continued)
   45,384   PNM Resources, Inc.                 $     973,487
   23,541   SCANA Corp.                               992,253
   16,061   Sempra Energy                             993,855
   33,924   Vectren Corp.                             984,135
   20,394   Wisconsin Energy Corp.                    993,392
   44,062   Xcel Energy, Inc.                         994,479
                                                -------------
                                                   15,945,225
                                                -------------
            Oil, Gas & Consumable
               Fuels--3.4%
   13,793   BP PLC ADR                              1,009,234
   10,722   Chevron Corp.                           1,000,684
   25,356   Enbridge, Inc.                          1,025,143
   12,137   Royal Dutch Shell PLC ADR               1,021,935
   12,517   Total SA ADR                            1,033,904
   25,018   TransCanada Corp.                       1,023,987
                                                -------------
                                                    6,114,887
                                                -------------
            Paper & Forest Products--0.5%
   30,539   International Paper Co.                   988,853
                                                -------------
            Pharmaceuticals--4.4%
   17,360   Abbott Laboratories                       974,764
   36,152   Bristol-Myers Squibb Co.                  958,751
   18,590   Eli Lilly and Co.                         992,520
   19,769   GlaxoSmithKline PLC ADR                   996,159
   14,925   Johnson & Johnson                         995,498
   43,420   Pfizer, Inc.                              986,937
   21,640   Sanofi-Aventis ADR                        985,269
   22,288   Wyeth                                     984,907
                                                -------------
                                                    7,874,805
                                                -------------
            Real Estate Investment
               Trusts--8.0%
   23,757   BRE Properties, Inc.                      962,871
   37,242   Duke Realty Corp.                         971,271
   26,067   Equity Residential                        950,663
   11,957   Federal Realty Investment Trust           982,268
   29,533   Health Care Property Investors, Inc.    1,027,159
   25,756   Kimco Realty Corp.                        937,518
   32,719   Liberty Property Trust                    942,634
   28,615   Mack-Cali Realty Corp.                    972,910
   21,007   Plum Creek Timber Co., Inc.               967,162
   15,990   ProLogis                                1,013,446
   12,707   Public Storage                            932,821
   10,810   Simon Property Group, Inc.                938,957
   47,335   United Dominion Realty Trust, Inc.        939,600
   30,548   Washington Real Estate
               Investment Trust                       959,513
   29,828   Weingarten Realty Investors               937,792
                                                -------------
                                                   14,436,585
                                                -------------

            Specialty Retail--1.1%
   37,504   Home Depot (The), Inc.              $   1,010,357
   17,143   Sherwin-Williams (The) Co.                994,980
                                                -------------
                                                    2,005,337
                                                -------------
            Textiles, Apparel & Luxury
               Goods--0.5%
   13,724   VF Corp.                                  942,290
                                                -------------
            Thrifts & Mortgage Finance--2.2%
   41,532   Astoria Financial Corp.                   966,450
   31,606   Capitol Federal Financial                 979,786
   30,752   Freddie Mac                             1,047,720
   45,961   Washington Federal, Inc.                  970,237
                                                -------------
                                                    3,964,193
                                                -------------
            Tobacco--1.1%
   13,057   Altria Group, Inc.                        986,848
   19,211   Universal Corp.                           983,987
                                                -------------
                                                    1,970,835
                                                -------------

            Total Investments--100.0%
            (Cost $189,756,276)                   180,195,752
            Net Other Assets and
               Liabilities--0.0%                      (42,530)
                                                -------------
            Net Assets--100.0%                  $ 180,153,222
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

ADR - American Depositary Receipt.



Page 60                See Notes to Financial Statements.

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (1)--100.0%
            Air Freight & Logistics--3.3%
      677   C.H. Robinson Worldwide, Inc.       $      36,639
      763   Expeditors International of
               Washington, Inc.                        34,091
                                                -------------
                                                       70,730
                                                -------------
            Airlines--3.2%
      921   Ryanair Holdings PLC ADR (b)               36,325
      908   UAL Corp. (b)                              32,379
                                                -------------
                                                       68,704
                                                -------------
            Beverages--1.6%
      755   Hansen Natural Corp. (b)                   33,439
                                                -------------
            Biotechnology--12.5%
      712   Amgen, Inc. (b)                            33,065
      932   Amylin Pharmaceuticals, Inc. (b)           34,484
      470   Biogen Idec, Inc. (b)                      26,752
      706   Celgene Corp. (b)                          32,624
      466   Cephalon, Inc. (b)                         33,440
      490   Genzyme Corp. (b)                          36,477
      772   Gilead Sciences, Inc. (b)                  35,520
    1,406   Vertex Pharmaceuticals, Inc. (b)           32,661
                                                -------------
                                                      265,023
                                                -------------
            Chemicals--1.7%
      662   Sigma-Aldrich Corp.                        36,145
                                                -------------
            Commercial Services &
               Supplies--4.9%
    1,059   Cintas Corp.                               35,604
    1,031   Monster Worldwide, Inc. (b)                33,404
      597   Stericycle, Inc. (b)                       35,462
                                                -------------
                                                      104,470
                                                -------------
            Construction & Engineering--1.7%
      226   Foster Wheeler Ltd. (b)                    35,035
                                                -------------
            Diversified Consumer
               Services--1.6%
      485   Apollo Group, Inc., Class A (b)            34,023
                                                -------------
            Diversified Telecommunication
               Services--1.5%
   10,257   Level 3 Communications, Inc. (b)           31,181
                                                -------------
            Electronic Equipment &
               Instruments--1.7%
    2,999   Flextronics International Ltd. (b)         36,168
                                                -------------
            Food & Staples Retailing--3.3%
      506   Costco Wholesale Corp.                     35,299
      824   Whole Foods Market, Inc.                   33,619
                                                -------------
                                                       68,918
                                                -------------
            Health Care Equipment & Supplies--5.1%
      797   DENTSPLY International, Inc.               35,881

            Health Care Equipment &
               Supplies (Continued)
      557   Hologic, Inc. (b)                   $      38,232
      105   Intuitive Surgical, Inc. (b)               34,073
                                                -------------
                                                      108,186
                                                -------------
            Health Care Providers &
               Services--5.2%
      501   Express Scripts, Inc. (b)                  36,573
      582   Henry Schein, Inc. (b)                     35,735
    1,094   Patterson Cos., Inc. (b)                   37,141
                                                -------------
                                                      109,449
                                                -------------
            Hotels, Restaurants &
               Leisure--3.1%
    1,618   Starbucks Corp. (b)                        33,120
      296   Wynn Resorts Ltd.                          33,191
                                                -------------
                                                       66,311
                                                -------------
            Household Durables--1.6%
      337   Garmin Ltd.                                32,689
                                                -------------
            Internet & Catalog Retail--6.4%
      390   Amazon.com, Inc. (b)                       36,130
    1,054   Expedia, Inc. (b)                          33,327
    1,282   IAC/InterActiveCorp (b)                    34,511
    1,683   Liberty Media Corp. - Interactive,
               Class A (b)                             32,112
                                                -------------
                                                      136,080
                                                -------------
            Internet Software &
               Services--1.6%
    1,049   eBay, Inc. (b)                             34,816
                                                -------------
            IT Services--3.2%
      653   Fiserv, Inc. (b)                           36,235
      893   Paychex, Inc.                              32,344
                                                -------------
                                                       68,579
                                                -------------
            Machinery--3.6%
      609   Joy Global, Inc.                           40,085
      653   PACCAR, Inc.                               35,575
                                                -------------
                                                       75,660
                                                -------------
            Media--12.9%
    1,986   Comcast Corp., Class A (b)                 36,264
    1,324   Discovery Holding Co., Class A (b)         33,285
      911   EchoStar Communications Corp.,
               Class A (b)                             34,363
      645   Focus Media Holding Ltd. ADR (b)           36,642
      712   Lamar Advertising Co., Class A             34,226
      882   Liberty Global, Inc., Class A (b)          34,566
   10,139   Sirius Satellite Radio, Inc. (b)           30,721
    1,982   Virgin Media, Inc.                         33,971
                                                -------------
                                                      274,038
                                                -------------



                       See Notes to Financial Statements.               Page 61

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (1) (Continued)
            Metals & Mining--1.9%
      660   Steel Dynamics, Inc.                $      39,316
                                                -------------
            Multiline Retail--1.6%
      321   Sears Holdings Corp. (b)                   32,758
                                                -------------
            Pharmaceuticals--1.7%
      788   Teva Pharmaceutical Industries
               Ltd. ADR                                36,626
                                                -------------
            Software--3.6%
    1,344   Activision, Inc. (b)                       39,917
      636   Electronic Arts, Inc. (b)                  37,149
                                                -------------
                                                       77,066
                                                -------------
            Specialty Retail--4.6%
    1,147   Bed Bath & Beyond, Inc. (b)                33,710
    1,275   PetSmart, Inc.                             30,001
    1,495   Staples, Inc.                              34,490
                                                -------------
                                                       98,201
                                                -------------
            Trading Companies &
               Distributors--1.6%
      838   Fastenal Co.                               33,872
                                                -------------
            Wireless Telecommunication
               Services--5.3%
      922   Leap Wireless International,
               Inc. (b)                                43,002
      299   Millicom International Cellular
               S.A. (b)                                35,264
      687   NII Holdings, Inc. (b)                     33,196
                                                -------------
                                                      111,462
                                                -------------

            Total Common Stocks--100.0%
            (Cost $2,327,753)                       2,118,945
                                                -------------

            Money Market Funds--2.5%
   25,000   Federated Treasury Obligation -
               3.36% (c)                               25,000
   28,693   J.P. Morgan Institutional Treasury
               Money Market Fund - 3.09% (c)           28,693
                                                -------------
            Total Money Market Funds--2.5%
            (Cost $53,693)                             53,693
                                                -------------

            Total Investments--102.5%
            (Cost $2,381,446)                       2,172,638
            Net Other Assets and
               Liabilities--(2.5%)                    (54,066)
                                                -------------
            Net Assets--100.0%                  $   2,118,572
                                                =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at December 31, 2007.

ADR - American Depositary Receipt.

(1) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.



Page 62                See Notes to Financial Statements.

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--99.8%
            Aerospace & Defense--2.9%
   60,381   Hexcel Corp. (b)                    $   1,466,051
                                                -------------
            Auto Components--0.7%
   72,383   Ballard Power Systems, Inc. (b)           380,735
                                                -------------
            Beverages--0.2%
   10,423   MGP Ingredients, Inc.                      98,185
                                                -------------
            Biotechnology--0.7%
   14,167   Metabolix, Inc. (b)                       337,175
                                                -------------
            Chemicals--2.2%
   44,504   Altair Nanotechnologies, Inc. (b)         188,252
   21,358   Zoltek Cos., Inc. (b)                     915,617
                                                -------------
                                                    1,103,869
                                                -------------
            Electrical Equipment--40.1%
   25,978   American Superconductor Corp. (b)         710,239
   28,987   Baldor Electric Co.                       975,702
   17,595   Canadian Solar, Inc. (b)                  495,299
   92,262   Capstone Turbine Corp. (b)                150,387
   33,450   China BAK Battery, Inc. (b)               209,063
   25,254   Energy Conversion Devices, Inc. (b)       849,797
   64,030   Evergreen Solar, Inc. (b)               1,105,798
   16,105   First Solar, Inc. (b)                   4,302,289
   43,006   FuelCell Energy, Inc. (b)                 426,620
   64,791   GrafTech International Ltd. (b)         1,150,040
   10,628   Hoku Scientific, Inc. (b)                 121,159
   11,944   JA Solar Holdings Co., Ltd. ADR (b)       833,811
   22,142   Medis Technologies Ltd. (b)               341,651
   55,480   Plug Power, Inc. (b)                      219,146
   55,175   Power-One, Inc. (b)                       220,148
   24,810   SunPower Corp., Class A (b)             3,234,976
   49,626   Suntech Power Holdings Co.
               Ltd. ADR (b)                         4,085,212
   18,769   Vicor Corp.                               292,609
   18,633   Yingli Green Energy Holding Co.,
               Ltd. ADR (b)                           721,097
                                                -------------
                                                   20,445,043
                                                -------------
            Electronic Equipment &
               Instruments--8.5%
  108,296   AVX Corp.                               1,453,332
   12,934   Comverge, Inc. (b)                        407,292
   25,697   Echelon Corp. (b)                         530,386
   19,332   Itron, Inc. (b)                         1,855,292
   12,876   Maxwell Technologies, Inc. (b)            106,485
                                                -------------
                                                    4,352,787
                                                -------------
            Health Care Equipment &
               Supplies--0.6%
   14,199   Greatbatch, Inc. (b)                      283,838
                                                -------------
            Independent Power Producers
               & Energy Traders--2.8%
   26,224   Ormat Technologies, Inc.                1,442,582
                                                -------------

            IT Services--1.2%
   12,072   EnerNOC, Inc. (b)                   $     592,735
                                                -------------
            Oil, Gas & Consumable Fuels--4.8%
   26,518   Aventine Renewable Energy
               Holdings, Inc. (b)                     338,370
   69,447   Nova Biosource Fuels, Inc. (b)            201,396
   25,648   Pacific Ethanol, Inc. (b)                 210,570
   50,295   US BioEnergy Corp. (b)                    588,954
   58,681   VeraSun Energy (b)                        896,647
   39,861   Verenium Corp. (b)                        198,906
                                                -------------
                                                    2,434,843
                                                -------------
            Semiconductors & Semiconductor
               Equipment--35.1%
   28,419   Advanced Analogic Technologies,
               Inc. (b)                               320,566
   53,867   Cree, Inc. (b)                          1,479,726
   32,544   EMCORE Corp. (b)                          497,923
   78,592   Fairchild Semiconductor International,
               Inc. (b)                             1,134,083
   45,804   International Rectifier Corp. (b)       1,555,962
   20,336   IXYS Corp. (b)                            163,095
   11,372   LDK Solar Co., Ltd. ADR (b)               534,598
  122,437   Linear Technology Corp.                 3,897,170
   45,680   MEMC Electronic Materials, Inc. (b)     4,042,222
   48,833   Microsemi Corp. (b)                     1,081,163
   23,985   O2Micro International Ltd. ADR (b)        276,787
  184,617   ON Semiconductor Corp. (b)              1,639,399
   18,708   Power Integrations, Inc. (b)              644,116
   11,288   Trina Solar Ltd. ADR (b)                  607,294
                                                -------------
                                                   17,874,104
                                                -------------

            Total Common Stocks--99.8%
            (Cost $45,239,978)                     50,811,947
                                                -------------

            Rights--0.0%
            Electrical Equipment--0.0%
    1,347   Medis Technologies Ltd.
            (Cost $0)                                       0
                                                -------------

            Total Investments--99.8%
            (Cost $45,239,978)                     50,811,947
            Net Other Assets and
               Liabilities--0.2%                      101,088
                                                -------------
            Net Assets--100.0%                  $  50,913,035
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

ADR - American Depositary Receipt.



                       See Notes to Financial Statements.               Page 63

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--99.3%
            Real Estate Investment Trusts--99.3%
      187   Acadia Realty Trust                 $       4,789
       45   Agree Realty Corp.                          1,355
      186   Alexandria Real Estate Equities, Inc.      18,911
      577   AMB Property Corp.                         33,212
      159   American Campus Communities, Inc.           4,269
       41   American Land Lease, Inc.                     813
      557   Apartment Investment &
               Management Co.                          19,345
      615   Ashford Hospitality Trust                   4,422
       86   Associated Estates Realty Corp.               812
      459   AvalonBay Communities, Inc.                43,210
      381   BioMed Realty Trust, Inc.                   8,828
      695   Boston Properties, Inc.                    63,808
      506   Brandywine Realty Trust                     9,073
      296   BRE Properties, Inc.                       11,997
      324   Camden Property Trust                      15,601
      383   CBL & Associates Properties, Inc.           9,158
      258   Cedar Shopping Centers, Inc.                2,639
       60   Cogdell Spencer, Inc.                         956
      274   Colonial Properties Trust                   6,201
      276   Corporate Office Properties Trust           8,694
      218   Cousins Properties, Inc.                    4,818
      981   DCT Industrial Trust, Inc.                  9,133
      716   Developers Diversified Realty Corp.        27,416
      552   DiamondRock Hospitality Co.                 8,269
      377   Digital Realty Trust, Inc.                 14,465
      848   Duke Realty Corp.                          22,116
      139   EastGroup Properties, Inc.                  5,817
      166   Education Realty Trust, Inc.                1,866
      164   Entertainment Properties Trust              7,708
      142   Equity Lifestyle Properties, Inc.           6,485
      215   Equity One, Inc.                            4,951
    1,579   Equity Residential                         57,586
      147   Essex Property Trust, Inc.                 14,331
      380   Extra Space Storage, Inc.                   5,430
      330   Federal Realty Investment Trust            27,110
      364   FelCor Lodging Trust, Inc.                  5,675
      260   First Industrial Realty Trust, Inc.         8,996
      141   First Potomac Realty Trust                  2,438
    1,420   General Growth Properties, Inc.            58,476
      220   Glimcher Realty Trust                       3,144
    1,260   HCP, Inc.                                  43,823
      495   Health Care REIT, Inc.                     22,122
      295   Healthcare Realty Trust, Inc.               7,490
      240   Hersha Hospitality Trust                    2,280
      333   Highwoods Properties, Inc.                  9,784
      194   Home Properties, Inc.                       8,701
      547   Hospitality Properties Trust               17,624
    3,044   Host Hotels & Resorts, Inc.                51,870
    1,313   HRPT Properties Trust                      10,149
      340   Inland Real Estate Corp.                    4,814
      321   Investors Real Estate Trust                 2,879
      782   iStar Financial, Inc.                      20,371
      191   Kilroy Realty Corp.                        10,497
    1,472   Kimco Realty Corp.                         53,581

            Real Estate Investment Trusts (Continued)
      169   Kite Realty Group Trust             $       2,581
      234   LaSalle Hotel Properties                    7,465
      371   Lexington Realty Trust                      5,394
      533   Liberty Property Trust                     15,356
      118   LTC Properties, Inc.                        2,956
      423   Macerich (The) Co.                         30,058
      396   Mack-Cali Realty Corp.                     13,464
      293   Medical Properties Trust, Inc.              2,986
      149   Mid-America Apartment
               Communities, Inc.                        6,370
      140   Monmouth Real Estate Investment Corp.       1,134
      137   National Health Investors, Inc.             3,822
      419   National Retail Properties, Inc.            9,796
      541   Nationwide Health Properties, Inc.         16,971
       47   One Liberty Properties, Inc.                  863
       90   Parkway Properties, Inc.                    3,328
      227   Pennsylvania Real Estate Investment
               Trust                                    6,737
    1,004   Plum Creek Timber Co., Inc.                46,224
      255   Post Properties, Inc.                       8,956
      228   Potlatch Corp.                             10,132
    1,500   ProLogis                                   95,069
       93   PS Business Parks, Inc.                     4,887
      725   Public Storage                             53,222
      108   Ramco-Gershenson Properties Trust           2,308
      455   Rayonier, Inc.                             21,494
      589   Realty Income Corp.                        15,915
      406   Regency Centers Corp.                      26,183
       63   Saul Centers, Inc.                          3,366
      517   Senior Housing Properties Trust            11,726
    1,299   Simon Property Group, Inc.                112,830
      345   SL Green Realty Corp.                      32,244
      126   Sovran Self Storage, Inc.                   5,053
      433   Strategic Hotels & Resorts, Inc.            7,244
       94   Sun Communities, Inc.                       1,981
      346   Sunstone Hotel Investors, Inc.              6,328
      102   Supertel Hospitality, Inc.                    626
      182   Tanger Factory Outlet Centers, Inc.         6,863
      307   Taubman Centers, Inc.                      15,101
      761   Thornburg Mortgage, Inc.                    7,032
      782   UDR, Inc.                                  15,523
       69   Universal Health Realty Income Trust        2,445
      129   Urstadt Biddle Properties, Inc., Class A    2,000
      282   U-Store-It Trust                            2,583
      781   Vornado Realty Trust                       68,688
      272   Washington Real Estate Investment
               Trust                                    8,544
      441   Weingarten Realty Investors                13,865
      297   Winthrop Realty Trust, Inc.                 1,571
                                                 ------------

            Total Common Stocks--99.3%
            (Cost $1,953,907)                       1,569,592
                                                -------------



Page 64                See Notes to Financial Statements.

FIRST TRUST S&P REIT INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Money Market Funds--8.4%
   50,000   Federated Treasury Obligation
               - 3.36% (b)                      $      50,000
   83,403   J.P. Morgan Institutional Treasury
               Money Market Fund - 3.09% (b)           83,403
                                                -------------

            Total Money Market Funds
            (Cost $133,403)                           133,403
                                                -------------

            Total Investments--107.7%
            (Cost $2,087,310)                       1,702,995
            Net Other Assets and
               Liabilities--(7.7%)                   (121,717)
                                                -------------
            Net Assets--100.0%                  $   1,581,278
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Represents annualized 7-day yield at December 31, 2007.



                       See Notes to Financial Statements.               Page 65

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.1%
            Building Products--1.8%
    2,419   Ameron International Corp.          $     222,911
                                                -------------
            Chemicals--11.4%
    6,236   Arch Chemicals, Inc.                      229,173
    8,784   Ashland, Inc.                             416,625
   16,011   Calgon Carbon Corp. (b)                   254,415
   21,035   Nalco Holding Co.                         508,626
                                                -------------
                                                    1,408,839
                                                -------------
            Commercial Services &
               Supplies--5.1%
    5,194   Layne Christensen Co. (b)                 255,597
   17,230   Tetra Tech, Inc. (b)                      370,445
                                                -------------
                                                      626,042
                                                -------------
            Construction & Engineering--2.8%
   11,587   Insituform Technologies, Inc.,
               Class A (b)                            171,488
    4,344   Northwest Pipe Co. (b)                    170,024
                                                -------------
                                                      341,512
                                                -------------
            Electrical Equipment--5.8%
    6,513   Franklin Electric Co., Inc.               249,253
    7,491   Roper Industries, Inc.                    468,487
                                                -------------
                                                      717,740
                                                -------------
            Electronic Equipment &
               Instruments--4.2%
    5,352   Itron, Inc. (b)                           513,631
                                                -------------
            Health Care Equipment &
               Supplies--3.8%
    7,894   IDEXX Laboratories, Inc. (b)              462,825
                                                -------------
            Machinery--45.8%
    5,979   Badger Meter, Inc.                        268,756
    9,571   Crane Co.                                 410,596
    5,594   Danaher Corp.                             490,818
   16,138   Flow International Corp. (b)              150,406
    4,829   Flowserve Corp.                           464,550
    5,107   Gorman-Rupp (The) Co.                     159,338
   11,773   IDEX Corp.                                425,358
    7,743   ITT Corp.                                 511,349
    4,148   Lindsay Corp.                             293,222
   12,657   Mueller Industries, Inc.                  366,926
   38,319   Mueller Water Products, Inc., Class B     382,040
   11,840   Pall Corp.                                477,389
   13,958   Pentair, Inc.                             485,878
    4,220   Valmont Industries, Inc.                  376,086
   12,525   Watts Water Technologies, Inc.,
               Class A                                373,245
                                                -------------
                                                    5,635,957
                                                -------------

            Multi-Utilities--4.0%
    5,451   Veolia Environnement ADR            $     495,932
                                                -------------
            Water Utilities--15.4%
    5,920   American States Water Co.                 223,066
   19,578   Aqua America, Inc.                        415,054
    6,450   California Water Service Group            238,779
   10,339   Companhia de Saneamento Basico
               do Estado de Sao Paulo ADR             485,933
    4,917   Consolidated Water Co., Ltd.              123,859
    7,279   SJW Corp.                                 252,363
   12,649   Southwest Water Co.                       158,365
                                                -------------
                                                    1,897,419
                                                -------------

            Total Common Stocks
            (Cost $11,999,554)                     12,322,808
                                                -------------

            Money Market Funds--0.5%
   66,756   J.P. Morgan Institutional Treasury
               Money Market Fund - 3.09% (c)
            (Cost $66,756)                             66,756
                                                -------------

            Total Investments--100.6%
            (Cost $12,066,310)                     12,389,564
            Net Other Assets and
               Liabilities--(0.6%)                    (79,845)
                                                -------------
            Net Assets--100.0%                  $  12,309,719
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at December 31, 2007.

ADR - American Depositary Receipt.


Page 66                See Notes to Financial Statements.

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.0%
            Gas Utilities--9.6%
    5,463   Energen Corp.                       $     350,888
    7,977   ONEOK, Inc.                               357,130
    6,609   Questar Corp.                             357,548
                                                -------------
                                                    1,065,566
                                                -------------
            Oil, Gas & Consumable
               Fuels--90.4%
    5,796   Anadarko Petroleum Corp.                  380,739
    3,442   Apache Corp.                              370,153
   46,584   Brigham Exploration Co. (b)               350,312
    9,689   Cabot Oil & Gas Corp.                     391,144
    9,448   Chesapeake Energy Corp.                   370,362
    8,827   Cimarex Energy Co.                        375,412
   10,957   Comstock Resources, Inc. (b)              372,538
   24,677   Delta Petroleum Corp. (b)                 465,160
    4,069   Devon Energy Corp.                        361,775
   63,449   Edge Petroleum Corp. (b)                  376,253
    5,339   EnCana Corp.                              362,838
    9,293   Enerplus Resources Fund                   372,185
   24,593   EXCO Resources, Inc. (b)                  380,700
    7,464   Forest Oil Corp. (b)                      379,470
   16,270   Mariner Energy, Inc. (b)                  372,258
    6,940   Newfield Exploration Co. (b)              365,738
   60,881   Ngas Resources, Inc. (b)                  342,760
    4,738   Noble Energy, Inc.                        376,766
   22,578   Petrohawk Energy Corp. (b)                390,825
    6,139   Petroleum Development Corp. (b)           362,999
    7,724   Pioneer Natural Resources Co.             377,240
   19,685   Rosetta Resources, Inc. (b)               390,354
    8,604   St. Mary Land & Exploration Co.           332,200
   12,152   Statoil ASA ADR                           370,879
    7,949   Stone Energy Corp. (b)                    372,888
   20,192   Talisman Energy, Inc.                     373,956
    6,878   XTO Energy, Inc.                          353,254
                                                -------------
                                                   10,091,158
                                                -------------

            Total Common Stocks--100.0%
            (Cost $11,135,964)                     11,156,724
                                                -------------

            Money Market Funds--0.6%
   71,890   J.P. Morgan Institutional Treasury
               Money Market Fund - 3.09% (c)
            (Cost $71,890)                             71,890
                                                -------------

            Total Investments--100.6%
            (Cost $11,207,854)                     11,228,614
            Net Other Assets and
               Liabilities--(0.6%)                    (71,230)
                                                -------------
            Net Assets--100.0%                  $  11,157,384
                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Represents annualized 7-day yield at December 31, 2007.

ADR - American Depositary Receipt.



                       See Notes to Financial Statements.               Page 67

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.1%
            Airlines--0.8%
   12,260   China Southern Airlines Co., Ltd.
               ADR (b)                          $     802,417
                                                -------------
            Chemicals--0.6%
   11,198   Sinopec Shanghai Petrochemical
               Co., Ltd. ADR                          683,750
                                                -------------
            Commercial Banks--10.8%
   31,335   HDFC Bank Ltd. ADR                      4,087,651
  116,733   ICICI Bank Ltd. ADR                     7,179,079
                                                -------------
                                                   11,266,730
                                                -------------
            Communications Equipment--0.6%
   41,200   Comtech Group, Inc. (b)                   663,732
                                                -------------
            Construction & Engineering--0.7%
   23,380   KHD Humboldt Wedag International
               Ltd. (b)                               700,932
                                                -------------
            Diversified Consumer
               Services--0.7%
    8,960   New Oriental Education &
               Technology Group, Inc. ADR (b)         722,086
                                                -------------
            Diversified Telecommunication
               Services--3.7%
   11,500   China Netcom Group Corp.,
               Ltd. ADR                               683,100
    9,791   China Telecom Corp., Ltd. ADR             764,383
   63,197   Videsh Sanchar Nigam Ltd. ADR           2,379,999
                                                -------------
                                                    3,827,482
                                                -------------
            Electrical Equipment--3.5%
   10,145   JA Solar Holdings Co., Ltd.
               ADR (b)                                708,222
   26,873   Solarfun Power Holdings Co.,
               Ltd. ADR  (b)                          877,403
   24,918   Suntech Power Holdings Co., Ltd.
               ADR (b)                              2,051,251
                                                -------------
                                                    3,636,876
                                                -------------
            Electronic Equipment &
               Instruments--0.7%
   61,621   Nam Tai Electronics, Inc.                 694,469
                                                -------------
            Health Care Equipment &
               Supplies--1.4%
   16,725   China Medical Technologies,
                Inc. ADR                              742,423
   17,006   Mindray Medical International
               Ltd. ADR 730,748
                                                -------------
                                                    1,473,171
                                                -------------
            Hotels, Restaurants &
               Leisure--2.0%
   11,964   Ctrip.com International Ltd. ADR          687,571

            Hotels, Restaurants &
               Leisure (Continued)
   19,330   Home Inns & Hotels Managment,
               Inc. ADR (b)                     $     688,921
   60,413   Melco PBL Entertainment Ltd.
               ADR (b)                                698,375
                                                -------------
                                                    2,074,867
                                                -------------
            Independent Power Producers &
               Energy Traders--0.7%
   17,575   Huaneng Power International,
               Inc. ADR 725,848
                                                -------------
            Insurance--3.9%
   52,906   China Life Insurance Co. Ltd. ADR       4,047,309
                                                -------------
            Internet Software &
               Services--5.9%
   10,493   Baidu.com  ADR (b)                      4,096,363
   35,414   NetEase.com, Inc. ADR (b)                 671,449
   14,527   SINA Corp. (b)                            643,691
   12,650   Sohu.com, Inc. (b)                        689,678
                                                -------------
                                                    6,101,181
                                                -------------
            IT Services--16.8%
  169,412   Infosys Technologies Ltd. ADR           7,684,529
   42,408   Patni Computer Systems Ltd. ADR           689,978
  155,409   Satyam Computer Services Ltd. ADR       4,152,528
  284,345   Wipro Ltd. ADR                          4,219,680
   43,852   WNS Holdings Ltd. ADR (b)                 716,980
                                                -------------
                                                   17,463,695
                                                -------------
            Machinery--2.0%
  111,493   Tata Motors Ltd. ADR                    2,102,758
                                                -------------
            Marine--0.7%
   28,021   Seaspan Corp.                             686,234
                                                -------------
            Media--2.6%
   35,666   Focus Media Holding Ltd.
               ADR (b)                              2,026,185
  116,553   Xinhua Finance Media Ltd.
               ADR (b)                                699,318
                                                -------------
                                                    2,725,503
                                                -------------
            Metals & Mining--10.8%
   80,027   Aluminum Corp. of China Ltd.
               ADR                                  4,052,567
  273,616   Sterlite Industries (India) Ltd.
               ADR (b)                              7,133,169
                                                -------------
                                                   11,185,736
                                                -------------
            Oil, Gas & Consumable
               Fuels--16.7%
   50,812   China Petroleum & Chemical
               Corp. ADR                            7,530,339
   12,917   CNOOC Ltd. ADR                          2,162,693
   39,686   PetroChina Co., Ltd. ADR                6,963,702


Page 68                See Notes to Financial Statements.

FIRST TRUST ISE CHINDIA INDEX FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Oil, Gas & Consumable
               Fuels (Continued)
    7,504   Yanzhou Coal Mining Co.,
               Ltd. ADR                         $     728,338
                                                -------------
                                                   17,385,072
                                                -------------
            Personal Products--0.7%
   63,957   American Oriental
               Bioengineering, Inc. (b)               708,644
                                                -------------
            Pharmaceuticals--2.0%
  115,039   Dr. Reddy's Laboratories
               Ltd. ADR                             2,089,108
                                                -------------
            Road & Rail--0.7%
   19,855   Guangshen Railway Co.,
               Ltd. ADR                               707,632
                                                -------------
            Semiconductors & Semiconductor
               Equipment--0.7%
   14,512   Trina Solar Ltd. ADR (b)                  780,746
                                                -------------
            Software--2.0%
  169,531   CDC Corp., Class A (b)                    825,617
   19,298   Shanda Interactive Entertainment
               Ltd. ADR (b)                           643,395
   29,392   The9 Ltd. ADR (b)                         626,637
                                                -------------
                                                    2,095,649
                                                -------------
            Wireless Telecommunication
               Services--8.4%
   82,829   China Mobile Ltd. ADR                   7,195,355
   36,155   China Unicom Ltd. ADR                     809,872
   32,447   Hutchison Telecommunications
               International Ltd. ADR                 734,925
                                                -------------
                                                    8,740,152
                                                -------------

            Total Investments--100.1%
            (Cost $101,640,171)                   104,091,779
            Net Other Assets and
               Liabilities--(0.1%)                    (87,479)
                                                -------------
            Net Assets--100.0%                  $ 104,004,300
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

ADR - American Depositary Receipt.


                       See Notes to Financial Statements.               Page 69

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks--100.4%
            Aerospace & Defense--2.1%
   54,982   Cubic Corp.                         $   2,155,295
   14,943   Precision Castparts Corp.               2,072,594
                                                -------------
                                                    4,227,889
                                                -------------
            Beverages--2.0%
   33,554   Coca-Cola (The) Co.                     2,059,209
   62,251   PepsiAmericas, Inc.                     2,074,203
                                                -------------
                                                    4,133,412
                                                -------------
            Biotechnology--3.0%
   46,277   LifeCell Corp. (b)                      1,995,001
   37,269   Onyx Pharmaceuticals, Inc. (b)          2,072,902
   42,400   OSI Pharmaceuticals, Inc. (b)           2,056,824
                                                -------------
                                                    6,124,727
                                                -------------
            Capital Markets--2.1%
   83,860   Charles Schwab (The) Corp.              2,142,623
   62,879   Janus Capital Group, Inc.               2,065,575
                                                -------------
                                                    4,208,198
                                                -------------
            Chemicals--4.2%
   30,186   Agrium, Inc.                            2,179,731
   18,544   Monsanto Co.                            2,071,179
   22,933   Mosaic (The) Co. (b)                    2,163,499
   15,195   Potash Corp. of Saskatchewan, Inc.      2,187,473
                                                -------------
                                                    8,601,882
                                                -------------
            Commercial Services &
               Supplies--5.1%
   49,891   Copart, Inc. (b)                        2,122,862
   34,641   FTI Consulting, Inc. (b)                2,135,271
   33,972   IHS, Inc., Class A (b)                  2,057,344
   94,212   Learning Tree International, Inc. (b)   2,163,108
   34,441   Stericycle, Inc. (b)                    2,045,795
                                                -------------
                                                   10,524,380
                                                -------------
            Communications
               Equipment--3.0%
  118,286   Foundry Networks, Inc. (b)              2,072,371
   55,091   Nokia Oyj ADR                           2,114,944
   17,981   Research In Motion Ltd. (b)             2,039,045
                                                -------------
                                                    6,226,360
                                                -------------
            Computers & Peripherals--4.1%
   10,668   Apple Computer, Inc. (b)                2,113,117
  111,244   EMC Corp. (b)                           2,061,351
   81,338   Seagate Technology                      2,074,119
   70,051   Western Digital Corp. (b)               2,116,241
                                                -------------
                                                    8,364,828
                                                -------------

            Construction & Engineering--2.0%
   14,454   Fluor Corp.                         $   2,106,237
   21,776   Jacobs Engineering Group, Inc. (b)      2,082,003
                                                -------------
                                                    4,188,240
                                                -------------
            Containers & Packaging--2.1%
   42,975   Owens-Illinois, Inc. (b)                2,127,262
   74,689   Packaging Corp. of America              2,106,230
                                                -------------
                                                    4,233,492
                                                -------------
            Distributors--1.0%
   94,203   LKQ Corp. (b)                           1,980,147
                                                -------------
            Diversified Consumer
               Services--3.0%
   29,351   Apollo Group, Inc., Class A (b)         2,058,973
   38,930   DeVry, Inc.                             2,022,803
   11,876   Strayer Education, Inc.                 2,025,808
                                                -------------
                                                    6,107,584
                                                -------------
            Diversified Financial
               Services--1.0%
   43,304   Nasdaq Stock Market, Inc. (b)           2,143,115
                                                -------------
            Diversified Telecommunication
               Services--1.0%
   21,673   Telefonica S.A. ADR                     2,115,068
                                                -------------
            Electrical Equipment--1.0%
   15,331   SunPower Corp., Class A (b)             1,999,009
                                                -------------
            Electronic Equipment &
               Instruments--3.0%
   41,209   Dolby Laboratories, Inc.,
               Class A (b)                          2,048,911
   66,486   FLIR Systems, Inc. (b)                  2,081,012
   61,693   National Instruments Corp.              2,056,228
                                                -------------
                                                    6,186,151
                                                -------------
            Energy Equipment & Services--3.1%
   43,574   Cameron International Corp. (b)         2,097,217
   16,989   Core Laboratories N.V. (b)              2,118,868
   28,672   National-Oilwell Varco, Inc. (b)        2,106,245
                                                -------------
                                                    6,322,330
                                                -------------
            Food Products--1.1%
   65,445   Fresh Del Monte Produce, Inc. (b)       2,197,643
                                                -------------
            Health Care Equipment &
               Supplies--5.1%
   45,305   ArthroCare Corp. (b)                    2,176,906
   35,678   IDEXX Laboratories, Inc. (b)            2,091,801
    6,353   Intuitive Surgical, Inc. (b)            2,061,549
   39,099   Kinetic Concepts, Inc. (b)              2,094,142
   51,421   St. Jude Medical, Inc. (b)              2,089,749
                                                -------------
                                                   10,514,147
                                                -------------


Page 70                See Notes to Financial Statements.

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

DECEMBER 31, 2007

   SHARES   DESCRIPTION                         VALUE
--------------------------------------------------------------

            Common Stocks (Continued)
            Health Care Providers & Services--2.1%
   29,342   Express Scripts, Inc. (b)           $   2,141,966
   23,655   WellPoint, Inc. (b)                     2,075,253
                                                -------------
                                                    4,217,219
                                                -------------
            Health Care Technology--1.0%
   83,500   Eclipsys Corp. (b)                      2,113,385
                                                -------------
            Household Durables--1.0%
   21,039   Garmin Ltd.                             2,040,783
                                                -------------
            Industrial Conglomerates--2.1%
   35,969   McDermott International, Inc. (b)       2,123,250
   29,659   Textron, Inc.                           2,114,687
                                                -------------
                                                    4,237,937
                                                -------------
            Insurance--2.0%
   33,918   AFLAC, Inc.                             2,124,285
   42,551   Aon Corp.                               2,029,257
                                                -------------
                                                    4,153,542
                                                -------------
            Internet & Catalog Retail--2.1%
   23,286   Amazon.com, Inc. (b)                    2,157,215
   17,991   Priceline.com, Inc. (b)                 2,066,446
                                                -------------
                                                    4,223,661
                                                -------------
            Internet Software & Services--2.0%
   62,044   eBay, Inc. (b)                          2,059,240
    3,016   Google, Inc., Class A (b)               2,085,504
                                                -------------
                                                    4,144,744
                                                -------------
            IT Services--1.0%
   40,709   Computer Sciences Corp. (b)             2,013,874
                                                -------------
            Life Sciences Tools &
               Services--4.1%
   31,710   Charles River Laboratories
               International, Inc. (b)              2,086,518
   23,845   Covance, Inc. (b)                       2,065,454
   22,523   Invitrogen Corp. (b)                    2,103,873
   27,070   Waters Corp. (b)                        2,140,425
                                                -------------
                                                    8,396,270
                                                -------------
            Machinery--11.0%
   30,749   AGCO Corp. (b)                          2,090,317
   54,089   Axsys Technologies, Inc. (b)            1,982,362
   21,135   Bucyrus International, Inc., Class A    2,100,608
   32,014   CNH Global N.V.                         2,107,161
   23,146   Deere & Co.                             2,155,356
   33,405   Dynamic Materials Corp.                 1,967,555
   21,356   Flowserve Corp.                         2,054,447
   28,143   Lindsay Corp.                           1,989,429
   41,596   Manitowoc (The) Co., Inc.               2,031,133
   28,678   Robbins & Myers, Inc.                   2,168,916
   21,483   Valmont Industries, Inc.                1,914,565
                                                -------------
                                                   22,561,849
                                                -------------

            Media--1.0%
   69,757   Global Sources Ltd. (b)             $   1,968,543
                                                -------------
            Metals & Mining--3.0%
   59,062   AMCOL International Corp.               2,128,003
   29,867   BHP Billiton Ltd. ADR                   2,091,885
   19,266   Southern Copper Corp.                   2,025,435
                                                -------------
                                                    6,245,323
                                                -------------
            Oil, Gas & Consumable Fuels--1.0%
   59,034   Williams (The) Cos., Inc.               2,112,237
                                                -------------
            Pharmaceuticals--3.0%
   35,491   Merck & Co., Inc.                       2,062,382
   32,144   Novo Nordisk A/S ADR                    2,084,860
   59,548   Perrigo Co.                             2,084,775
                                                -------------
                                                    6,232,017
                                                -------------
            Semiconductors & Semiconductor
               Equipment--6.0%
   55,940   Cypress Semiconductor Corp. (b)         2,015,518
   22,533   MEMC Electronic Materials, Inc. (b)     1,993,945
   59,275   NVIDIA Corp. (b)                        2,016,536
   37,241   Sigma Designs, Inc. (b)                 2,055,703
   62,154   Texas Instruments, Inc.                 2,075,944
   91,463   Zoran Corp. (b)                         2,058,832
                                                -------------
                                                   12,216,478
                                                -------------
            Software--5.0%
   50,347   ANSYS, Inc. (b)                         2,087,387
   81,914   CA, Inc.                                2,043,754
   83,457   Jack Henry & Associates, Inc.           2,031,343
   57,957   Microsoft Corp.                         2,063,269
   93,178   Oracle Corp. (b)                        2,103,960
                                                -------------
                                                   10,329,713
                                                -------------
            Specialty Retail--2.0%
   39,768   Best Buy Co., Inc.                      2,093,785
   33,515   GameStop Corp., Class A (b)             2,081,617
                                                -------------
                                                    4,175,402
                                                -------------
            Textiles, Apparel & Luxury
               Goods--2.0%
   12,887   Deckers Outdoor Corp. (b)               1,998,258
   48,192   Fossil, Inc. (b)                        2,023,100
                                                -------------
                                                    4,021,358
                                                -------------

            Total Investments--100.4%
            (Cost $183,137,182)                   205,802,937
            Net Other Assets and
               Liabilities--(0.4%)                   (889,512)
                                                -------------
            Net Assets--100.0%                  $ 204,913,425
                                                =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

ADR - American Depositary Receipt.



                       See Notes to Financial Statements.               Page 71

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007


                                                                               First Trust          First Trust
                                                                             Dow Jones Select       Morningstar(R)      First Trust
                                                                                 MicroCap        Dividend Leaders(SM)    IPOX-100
                                                                              Index(SM) Fund          Index Fund        Index Fund
                                                                             -----------------   --------------------   -----------
ASSETS:
Investments at value......................................................    $  18,041,010       $   64,505,883       $ 26,679,603
Cash......................................................................           23,882                   --             12,212
Receivables:
      Capital shares sold.................................................            5,072               14,625                 --
      Investment securities sold..........................................               --               84,267                 --
      Dividends...........................................................           19,540              169,668              8,565
      Interest............................................................               --                   --                 --
      Reclaims............................................................               --                   --                 --
      From investment advisor.............................................           28,049               28,690             12,371
Other assets..............................................................               --                   --             15,091
                                                                              -------------       --------------     --------------
      Total Assets........................................................       18,117,553           64,803,133         26,727,842
                                                                              -------------       --------------     --------------

LIABILITIES:
Due to Custodian..........................................................               --               18,234                 --
Payables:
      Investment securities purchased.....................................           11,095                   --                 --
      Capital shares purchased............................................           12,270                  596                 --
      Investment advisory fees............................................            7,330               17,147              8,543
      Licensing fees......................................................              824               25,133                 --
Accrued expenses and other liabilities....................................           93,233               91,534             86,568
                                                                              -------------       --------------     --------------
      Total Liabilities...................................................          124,752              152,644             95,111
                                                                              -------------       --------------     --------------

NET ASSETS................................................................    $  17,992,801       $   64,650,489     $   26,632,731
                                                                              =============       ==============     ==============

NET ASSETS consist of:
Paid-in capital...........................................................     $ 21,947,285         $ 77,672,170       $ 25,988,315
Par value.................................................................            8,050               32,000             10,500
Undistributed net investment income (loss)................................            4,380                9,502              1,158
Accumulated net realized gain (loss) on investments ......................       (2,553,261)            (980,395)        (1,355,789)
Net unrealized appreciation (depreciation) on investments.................       (1,413,653)         (12,082,788)         1,988,547
                                                                              -------------       --------------     --------------
NET ASSETS................................................................    $  17,992,801       $   64,650,489     $   26,632,731
                                                                              =============       ==============     ==============


NET ASSET VALUE, per share................................................    $       22.35       $        20.20     $        25.36
                                                                              =============       ==============     ==============

Number of shares outstanding
(unlimited number of shares has been authorized, par value $0.01 per share)         805,000            3,200,002          1,050,002
                                                                              -------------       --------------     --------------

Investments at cost.......................................................    $  19,454,663       $   76,588,671     $   24,691,056
                                                                              =============       ==============     ==============


Page 72                See Notes to Financial Statements.

  First Trust         First Trust         First Trust        First Trust       First Trust       First Trust         First Trust
   NASDAQ-100         NASDAQ-100-           Amex(R)           Dow Jones        DB Strategic      Value Line(R)       Value Line(R)
 Equal Weighted    Technology Sector     Biotechnology        Internet             Value       Equity Allocation       Dividend
 Index(SM) Fund     Index(SM) Fund        Index Fund       Index(SM) Fund       Index Fund         Index Fund         Index Fund
----------------  -------------------  ----------------  ------------------  ---------------  --------------------  ----------------

 $   31,002,219     $   23,734,053     $   72,820,584     $   36,124,261     $   61,522,985     $   13,341,744      $ 180,195,752
         10,549             13,252                 --                 --             25,010             10,681            960,997

             --                 --                 --                 --                 --                 --          7,911,342
             --                 --            592,115            344,590                 --              1,084          6,532,105
         10,192              2,317                 --                 --            101,272             13,624            476,585
             --                 --                 --                841                 --                 --                 --
             --                 --                 --                 --                 --                566              3,712
         11,299              9,775             20,432             17,141             17,917             15,815             31,747
             --                 --                 --                 --                 --                 --              8,063
 --------------     --------------     --------------     --------------     --------------     --------------   ----------------
     31,034,259         23,759,397         73,433,131         36,486,833         61,667,184         13,383,514        196,120,303
 --------------     --------------     --------------     --------------     --------------     --------------   ----------------


             --                 --             57,783              2,956                 --                 --                 --

             --                 --                 --                 --             14,489                 --          7,466,171
             --                 --                 --                 --                 --                 --          7,911,342
         10,430              8,095             26,303             19,364             23,525              5,696             78,693
          7,186              6,011             26,644              3,369             25,980             19,100            300,016
        105,341             93,740             81,354             75,488             85,497             67,352            210,859
 --------------     --------------     --------------     --------------     --------------     --------------   ----------------
        122,957            107,846            192,084            101,177            149,491             92,148         15,967,081
 --------------     --------------     --------------     --------------     --------------     --------------   ----------------

 $   30,911,302     $   23,651,551     $   73,241,047     $   36,385,656     $   61,517,693     $   13,291,366   $    180,153,222
 ==============     ==============     ==============     ==============     ==============     ==============   ================


 $   33,414,132     $   26,368,424     $   79,480,565     $   45,349,633     $   64,459,655     $   14,053,511   $    196,742,615
         14,000             11,000             30,000             14,500             25,500              6,500            114,380
             --                 --                 --                 --             22,423              3,164                 --
       (869,924)          (947,976)          (366,907)        (6,110,926)        (1,386,697)        (1,439,291)        (7,143,249)
     (1,646,906)        (1,779,897)        (5,902,611)        (2,867,551)        (1,603,188)           667,482         (9,560,524)
 --------------     --------------     --------------     --------------     --------------     --------------   ----------------
 $   30,911,302     $  23,651,551      $   73,241,047     $ 3  6,385,656     $   61,517,693     $   13,291,366   $    180,153,222
 ==============     ==============     ==============     ==============     ==============     ==============   ================

 $        22.08     $        21.50     $        24.41     $        25.09    $        24.12      $        20.45   $          15.75
 ==============     ==============     ==============     ==============     ==============     ==============   ================


      1,400,002          1,100,002          3,000,002          1,450,002          2,550,002            650,002         11,437,986
 --------------     --------------     --------------     --------------     --------------     --------------   ----------------

 $   32,649,125     $   25,513,950     $   78,723,195     $   38,991,812     $   63,126,173     $   12,674,262   $    189,756,276
 ==============     ==============     ==============     ==============     ==============     ==============   ================



                       See Notes to Financial Statements.               Page 73

FIRST TRUST EXCHANGE-TRADED FUND

DECEMBER 31, 2007


                                                                                   First Trust                  First Trust
                                                                                    NASDAQ-100             NASDAQ(R) Clean Edge(R)
                                                                               Ex-Technology Sector        U.S. Liquid Series
                                                                                   IndexSM Fund                Index Fund
                                                                              -----------------------    -----------------------
ASSETS:
Investments at value......................................................       $    2,172,638            $   50,811,947
Cash......................................................................               74,928                   179,229
Receivables:
      Capital shares sold.................................................                   --                 3,127,852
      Investment securities sold..........................................            1,065,841                        --
      Dividends...........................................................                1,126                     3,831
      Interest............................................................                  217                        --
      Reclaims............................................................                   --                        --
      From investment advisor.............................................                   --                        --
Other assets..............................................................                1,867                        --
                                                                                 --------------            --------------
      Total Assets........................................................            3,316,617                54,122,859
                                                                                 --------------            --------------

LIABILITIES:
Due to Custodian..........................................................                   --                        --
Payables:
      Investment securities purchased.....................................               69,788                 3,131,858
      Capital shares purchased............................................            1,065,169                        --
      Investment advisory fees............................................               15,575                    16,608
      Licensing fees......................................................                  583                     8,221
Accrued expenses and other liabilities....................................               46,930                    53,137
                                                                                 --------------            --------------
      Total Liabilities...................................................            1,198,045                 3,209,824
                                                                                 --------------            --------------

NET ASSETS................................................................       $    2,118,572            $   50,913,035
                                                                                 ==============            ==============

NET ASSETS consist of:
Paid-in capital...........................................................       $    2,386,278            $   45,780,650
Par value.................................................................                1,000                    16,500
Undistributed net investment income (loss)................................                   --                        --
Accumulated net realized gain (loss) on investments ......................              (59,898)                 (456,084)
Net unrealized appreciation (depreciation) on investments.................             (208,808)                5,571,969
                                                                                 --------------            --------------
NET ASSETS................................................................       $    2,118,572            $   50,913,035
                                                                                 ==============            ==============


NET ASSET VALUE, per share................................................       $        21.19            $       30.86
                                                                                 ==============            ==============

Number of shares outstanding
(unlimited number of shares has been authorized, par value $0.01 per share)            100,002                  1,650,002
                                                                                 --------------            --------------

Investments at cost.......................................................       $    2,381,446            $   45,239,978
                                                                                 ==============            ==============


Page 74                See Notes to Financial Statements.

         First Trust               First Trust               First Trust               First Trust
             S&P                       ISE                   ISE-Revere                    ISE                    First Trust
            REIT                      Water                  Natural Gas                 Chindia               Value Line(R) 100
         Index Fund                Index Fund                Index Fund                Index Fund            Exchange-Traded Fund
     -----------------         -----------------         -----------------          -----------------        ----------------------

    $    1,702,995            $   12,389,564             $   11,228,614             $  104,091,779               $  205,802,937
                --                        --                         --                      4,112                           --

                --                        --                         --                        --                    54,976,122
                --                        --                         --                        --                    37,939,578
            15,532                    14,221                      4,859                    12,963                        90,235
               246                       140                        234                        --                            --
                --                        --                         --                        --                         9,203
               325                        --                         --                     4,734                        20,765
                --                        --                         --                        --                         5,998
    --------------            --------------             --------------             --------------              ---------------
         1,719,098                12,403,925                 11,233,707                104,113,588                  298,844,838
    --------------            --------------             --------------             --------------              ---------------


            37,543                    24,920                      7,609                        --                       170,300

                --                        --                         --                        --                    54,478,885
                --                        --                         --                        --                    38,855,573
               423                     9,678                      9,646                    34,452                        79,073
            48,493                     2,477                      3,018                     7,497                       230,866
            51,361                    57,131                     56,050                    67,339                       116,716
    --------------            --------------             --------------            --------------               ---------------
           137,820                    94,206                     76,323                   109,288                    93,931,413
    --------------            --------------             --------------            --------------               ---------------

    $    1,581,278            $   12,309,719             $   11,157,384            $  104,004,300               $   204,913,425
    ==============            ==============             ==============            ==============               ===============


    $    2,012,894            $   12,016,965             $   11,235,844            $  103,452,483               $   193,321,158
             1,000                     5,500                      5,000                    37,500                       114,400
                --                        --                      1,666                     1,096                            --
           (48,301)                  (36,000)                  (105,886)               (1,938,387)                  (11,187,888)
          (384,315)                  323,254                     20,760                 2,451,608                    22,665,755
    --------------            --------------             --------------            --------------               ---------------
    $    1,581,278            $   12,309,719             $   11,157,384            $  104,004,300               $   204,913,425
    ==============            ==============             ==============            ==============               ===============

    $        15.81            $        22.38             $        22.31            $        27.73               $         17.91
    ==============            ==============             ==============            ==============               ===============


           100,002                   550,002                    500,002                 3,750,002                    11,439,982
    --------------            --------------             --------------            --------------               ---------------

    $    2,087,310            $   12,066,310             $   11,207,854            $  101,640,171               $   183,137,182
    ==============            ==============             ==============            ==============               ===============





                       See Notes to Financial Statements.               Page 75

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS


                                                                        First Trust          First Trust
                                                                     Dow Jones Select        Morningstar(R)          First Trust
                                                                         MicroCap        Dividend Leaders(SM)         IPOX-100
                                                                       Index(SM) Fund           Index Fund           Index Fund
                                                                   --------------------  --------------------  --------------------
                                                                          For the               For the               For the
                                                                        Year Ended            Year Ended            Year Ended
                                                                     December 31, 2007     December 31, 2007     December 31, 2007
                                                                   ---------------------  -------------------  --------------------
INVESTMENT INCOME:
Dividends (a) ....................................................  $     213,900         $   3,685,392          $      206,914
Interest..........................................................             --                    --                      --
                                                                    -------------         -------------          --------------
   Total investment income........................................        213,900             3,685,392                 206,914
                                                                    -------------         -------------          --------------

EXPENSES:
Investment advisory fees..........................................         90,935               255,684                  98,443
Audit and tax fees................................................         35,026                34,918                  34,983
Accounting and administration fees................................         27,788                49,973                  20,200
Licensing fees....................................................         24,999               151,399                  61,000
Printing fees.....................................................         19,954                28,366                  11,714
Legal fees........................................................         14,760                 8,474                   7,102
Custodian fees....................................................         14,225                19,325                  12,282
Listing fees......................................................         10,643                10,817                  10,001
Registration and filing fees......................................          2,878                 6,686                   1,128
Trustees' fees and expenses.......................................          1,151                 6,552                   1,983
Transfer agent fees...............................................            909                 4,261                   1,231
Other expenses....................................................          3,038                 6,952                   1,328
                                                                    -------------         -------------          --------------
   Total Expenses.................................................        246,306               583,407                 261,395
   Less fees waived and expenses reimbursed by the investment
      advisor.....................................................       (137,185)             (199,880)               (113,731)
                                                                    -------------         -------------          --------------
   Net Expenses...................................................        109,121               383,527                 147,664
                                                                    -------------         -------------          --------------
NET INVESTMENT INCOME (LOSS)......................................        104,779             3,301,865                  59,250
                                                                    -------------         -------------          --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments....................................................       (958,976)             (923,317)             (1,070,153)
   In-kind redemptions............................................      2,194,872             5,852,161               2,969,529
                                                                    -------------         -------------          --------------
Net realized gain (loss)..........................................      1,235,896             4,928,844               1,899,376
                                                                    -------------         -------------          --------------

Net change in unrealized appreciation (depreciation) on
   investments....................................................     (2,332,891)          (17,025,191)              1,187,879
                                                                    -------------         -------------          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     (1,096,995)          (12,096,347)              3,087,255
                                                                    -------------         -------------          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................  $    (992,216)        $  (8,794,482)         $    3,146,505
                                                                    =============         =============          ==============

(a) Net of foreign witholding taxes of $348 for the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, $1,280 for the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, $2,145 for the First Trust NASDAQ-100-Technology Sector(SM) Index Fund, and $3,550 for the First Trust Value Line(R) Equity Allocation Index Fund.


Page 76                See Notes to Financial Statements.


    First Trust           First Trust             First Trust          First Trust          First Trust             First Trust
     NASDAQ-100            NASDAQ-100-              Amex(R)             Dow Jones           DB Strategic            Value Line(R)
   Equal Weighted       Technology Sector       Biotechnology           Internet               Value            Equity Allocation
   Index(SM) Fund         Index(SM) Fund           Index Fund        Index(SM) Fund          Index Fund             Index Fund
--------------------  --------------------  --------------------  --------------------  -------------------- ---------------------
       For the               For the               For the               For the               For the               For the
     Year Ended            Year Ended            Year Ended            Year Ended            Year Ended            Year Ended
  December 31, 2007     December 31, 2007     December 31, 2007     December 31, 2007     December 31, 2007     December 31, 2007
--------------------- --------------------- --------------------- --------------------- ------------------------------------------

    $    126,764          $    104,092         $         --          $     96,406          $    637,377          $    261,326
              --                    --                   --                   841                    --                    --
    ------------          ------------         ------------          ------------          ------------          ------------
         126,764               104,092                   --                97,247               637,377               261,326
    ------------          ------------         ------------          ------------          ------------          ------------


          97,177                94,558              201,334               218,892               183,113                75,067
          34,624                34,635               34,613                34,595                35,197                32,727
          20,175                13,624               27,676                30,673                21,887                13,243
          24,294                23,639               40,267                34,143               125,500                24,416
          13,823                11,487               21,782                23,174                 9,837                15,474
           9,766                 7,129                7,343                 7,343                 7,426                11,711
          10,301                 9,280               12,013                12,526                 9,097                 9,412
          14,339                14,867               10,490                10,544                10,001                10,545
           2,041                 2,753                2,351                 1,791                 1,695                 2,931
           2,060                 2,248                5,183                 4,830                 4,286                   988
           1,215                 1,182                2,517                 2,736                 1,831                   751
           1,958                 1,923                1,828                 1,858                 1,053                 6,207
    ------------          ------------         ------------          ------------          ------------          ------------
         231,773               217,325              367,397               383,105               410,923               203,472
         (86,008)              (75,489)             (65,395)              (54,768)             (172,875)              (98,378)
    ------------          ------------         ------------          ------------          ------------          ------------
         145,765               141,836              302,002               328,337               238,048               105,094
    ------------          ------------         ------------          ------------          ------------          ------------
         (19,001)              (37,744)            (302,002)             (231,090)              399,329               156,232
    ------------          ------------         ------------          ------------          ------------          ------------



        (646,121)             (505,402)            (277,758)           (6,085,666)           (1,466,514)           (1,437,666)
       3,914,875             3,570,635            7,427,406            12,961,361             5,544,664             1,033,752
    ------------          ------------         ------------          ------------          ------------          ------------
       3,268,754             3,065,233            7,149,648             6,875,695             4,078,150              (403,914)
    ------------          ------------         ------------          ------------          ------------          ------------

      (1,694,511)           (1,702,778)          (7,597,605)           (4,669,550)           (2,024,723)              851,149
    ------------          ------------         ------------          ------------          ------------          ------------
       1,574,243             1,362,455             (447,957)            2,206,145             2,053,427               447,235
    ------------          ------------         ------------          ------------          ------------          ------------
    $  1,555,242          $  1,324,711         $   (749,959)         $  1,975,055          $  2,452,756          $    603,467
    ============          ============         ============          ============          ============          ============


                       See Notes to Financial Statements.               Page 77

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS (CONTINUED)


                                                                 First Trust          First Trust               First Trust
                                                                 Value Line(R)         NASDAQ-100          NASDAQ(R) Clean Edge(R)
                                                                  Dividend        Ex-Technology Sector       U.S. Liquid Series
                                                                 Index Fund          Index(SM) Fund              Index Fund
                                                             ------------------   --------------------   --------------------------
                                                                                     For the Period            For the Period
                                                                   For the        February 8, 2007 (b)      February 8, 2007 (b)
                                                                 Year Ended              through                   through
                                                              December 31, 2007     December 31, 2007         December 31, 2007
                                                             ------------------   --------------------   --------------------------
INVESTMENT INCOME:
Dividends (a) ..............................................    $    7,943,435         $      16,657             $      51,494
Interest....................................................               418                   303
                                                                --------------         -------------             -------------
   Total investment income..................................         7,943,853                16,960                    51,494
                                                                --------------         -------------             -------------

EXPENSES:
Investment advisory fees....................................         1,293,284                12,216                    77,431
Audit and tax fees..........................................            39,216                29,760                    29,743
Accounting and administration fees..........................           135,704                 2,578                    11,812
Licensing fees..............................................           400,565                 3,054                    19,358
Printing fees...............................................            88,756                10,107                    16,957
Legal fees..................................................            17,204                 5,654                     8,874
Custodian fees..............................................            46,628                 1,879                     4,384
Listing fees................................................            32,016                 9,395                    16,498
Registration and filing fees................................            31,186                     4                         4
Trustees' fees and expenses.................................            17,641                   266                     2,850
Transfer agent fees.........................................            12,933                   153                       968
Other expenses..............................................            88,359                 4,500                     4,500
                                                                --------------         -------------             -------------
   Total Expenses...........................................         2,203,492                79,566                   193,379
   Less fees waived and expenses reimbursed by the
      investment advisor....................................          (392,894)              (61,242)                  (77,233)
                                                                --------------         -------------             -------------
   Net Expenses.............................................         1,810,598                18,324                   116,146
                                                                --------------         -------------             -------------
NET INVESTMENT INCOME (LOSS)................................         6,133,255                (1,364)                  (64,652)
                                                                --------------         -------------             -------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments.................................................        (6,917,739)              (59,898)                 (462,882)
In-kind redemptions.........................................        62,295,122               517,056                 5,009,950
                                                                --------------         -------------             -------------
Net realized gain (loss)....................................        55,377,383               457,158                 4,547,068
                                                                --------------         -------------             -------------

Net change in unrealized appreciation (depreciation) on
   investments..............................................       (65,904,350)             (208,808)                5,571,969
                                                                --------------         -------------             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (10,526,967)              248,350                10,119,037
                                                                --------------         -------------             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................    $   (4,393,712)        $     246,986             $  10,054,385
                                                                ==============         =============             =============

(a) Net of foreign witholding taxes of $99,984 for the First Trust Value Line(R) Dividend Index Fund, $101 for the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, $3,251 for the First Trust ISE-Revere Natural Gas Index Fund, and $23,086 for the First Trust Value Line(R) 100 Exchange-Traded Fund.

(b)  Inception date.

(c) Results for periods prior to June 18, 2007 are of First Trust Value Line(R) 100 Fund. See Note 1 in the Notes to Financial Statements.


Page 78                See Notes to Financial Statements.

       First Trust               First Trust               First Trust                First Trust
           S&P                       ISE                   ISE-Revere                     ISE                   First Trust
          REIT                      Water                  Natural Gas                  Chindia               Value Line(R) 100
       Index Fund                Index Fund                Index Fund                 Index Fund           Exchange-Traded Fund
 ----------------------    ----------------------    ----------------------     ----------------------   ------------------------
     For the Period            For the Period            For the Period             For the Period
     May 8, 2007 (b)           May 8, 2007 (b)           May 8, 2007 (b)            May 8, 2007 (b)               For the
         through                   through                   through                    through                 Year Ended
    December 31, 2007         December 31, 2007         December 31, 2007          December 31, 2007       December 31, 2007 (c)
 ----------------------    ----------------------    ----------------------     ----------------------   ------------------------

     $      43,954             $      56,126              $      30,838             $     216,465            $    1,482,882
               410                       140                        234                        --                        --
     -------------             -------------              -------------             -------------            --------------
            44,364                    56,266                     31,072                   216,465                 1,482,882
     -------------             -------------              -------------             -------------            --------------


             4,118                    21,211                     13,470                   112,487                 1,393,727
            32,211                    29,924                     29,925                    29,925                    42,097
             2,536                     3,469                      2,547                    15,524                   178,842
            48,493                     2,651                      3,368                    22,497                   305,385
             6,859                     8,649                      7,367                    11,998                    46,678
             5,343                     5,775                      5,608                    10,927                    36,524
             1,920                     2,362                      2,120                     5,252                    20,144
             6,525                     7,210                      7,210                     7,210                    20,083
             1,110                     1,105                      1,105                     1,105                        --
               158                       725                        506                     5,316                     9,277
                69                       265                        168                     1,406                     7,743
             6,129                     6,134                      6,134                     6,304                    52,434
     -------------             -------------              -------------             -------------            --------------
           115,471                    89,480                     79,528                   229,951                 2,112,934
          (108,608)                  (57,664)                   (59,322)                  (61,221)                 (132,258)
     -------------             -------------              -------------             -------------            --------------
             6,863                    31,816                     20,206                   168,730                 1,980,676
     -------------             -------------              -------------             -------------            --------------
            37,501                    24,450                     10,866                    47,735                  (497,794)
     -------------             -------------              -------------             -------------            --------------



           (48,301)                  (36,000)                  (106,407)               (1,926,901)                7,734,350
           (15,732)                  299,879                    510,266                 4,011,210                44,394,357
     -------------             -------------              -------------             -------------            --------------
           (64,033)                  263,879                    403,859                 2,084,309                52,128,707
     -------------             -------------              -------------             -------------            --------------

          (384,315)                  323,254                     20,760                 2,451,608                (5,434,509)
     -------------             -------------              -------------             -------------            --------------
          (448,348)                  587,133                    424,619                 4,535,917                46,694,198
     -------------             -------------              -------------             -------------            --------------

     $    (410,847)            $     611,583              $     435,485             $   4,583,652            $   46,196,404
     =============             =============              =============             =============            ==============


                       See Notes to Financial Statements.               Page 79

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                 First Trust                             First Trust
                                                               Dow Jones Select                         Morningstar(R)
                                                                   MicroCap                          Dividend Leaders(SM)
                                                                 Index(SM) Fund                            Index Fund
                                               -------------------------------------------  ---------------------------------------
                                                                                                                   For the Period
                                                      For the Year         For the Year        For the Year       March 9, 2006 (a)
                                                          Ended                Ended               Ended               through
                                                    December 31, 2007    December 31, 2006   December 31, 2007    December 31, 2006
                                                ---------------------  -------------------  -------------------  ------------------
OPERATIONS:
   Net investment income (loss)..................    $    104,779      $      57,986          $  3,301,865         $  1,135,197
   Net realized gain (loss)......................       1,235,896          3,858,753             4,928,844            1,133,275
   Net change in unrealized appreciation
      (depreciation)                                   (2,332,891)            (4,051)          (17,025,191)           4,942,403
                                                    -------------      -------------         -------------        -------------
   Net increase (decrease) in net assets
      resulting from operations..................        (992,216)         3,912,688            (8,794,482)           7,210,875
                                                    -------------      -------------         -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.........................        (101,775)           (67,080)           (3,182,601)          (1,240,001)
   Net realized gain.............................              --                 --                    --                   --
                                                    -------------      -------------         -------------        -------------
   Total distributions to shareholders...........        (101,775)           (67,080)           (3,182,601)          (1,240,001)
                                                    -------------      -------------         -------------        -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.....................      20,378,526         37,006,899            69,676,425           82,248,231
   Value of shares repurchased...................     (18,156,774)       (63,479,407)          (68,286,075)         (12,981,883)
                                                    -------------      -------------         -------------        -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..............       2,221,752        (26,472,508)            1,390,350           69,266,348
                                                    -------------      -------------         -------------        -------------

   Net increase (decrease) in net assets.........       1,127,761        (22,626,900)          (10,586,733)          75,237,222

NET ASSETS:
   Beginning of period...........................      16,865,040         39,491,940            75,237,222                   --
                                                    -------------      -------------         -------------        -------------

   End of period.................................   $  17,992,801      $  16,865,040         $  64,650,489        $  75,237,222
                                                    =============      =============         =============        =============

   Undistributed net investment income (loss)
      at end of period...........................   $       4,380      $       1,376         $       9,502        $    (104,804)
                                                    =============      =============         =============        =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.......         705,000          1,905,000             3,200,002                   --
   Shares sold...................................         850,000          1,700,000             2,950,000            3,800,002
   Shares repurchased............................        (750,000)        (2,900,000)           (2,950,000)            (600,000)
                                                    -------------      -------------         -------------        -------------
   Shares outstanding, end of period.............         805,000            705,000             3,200,002            3,200,002
                                                    =============      =============         =============        =============


(a)  Inception date.



Page 80                See Notes to Financial Statements.

             First Trust                           First Trust
              IPOX-100                      NASDAQ-100 Equal Weighted
             Index Fund                           Index(SM) Fund
---------------------------------------   --------------------------------------
                       For the Period                           For the Period
   For the Year      April 12, 2006 (a)     For the Year      April 19, 2006 (a)
       Ended               through              Ended               through
December 31, 2007    December 31, 2006    December 31, 2007    December 31, 2006
-----------------   -------------------   -----------------  -------------------

$       59,250      $        9,633        $      (19,001)     $       (9,563)
     1,899,376            (611,993)            3,268,754             521,972
     1,187,879             800,668            (1,694,511)             47,605
--------------      --------------        --------------      --------------

     3,146,505             198,308             1,555,242             560,014
--------------      --------------        --------------      --------------


       (67,725)                 --                    --                  --
            --                  --                    --                  --
--------------      --------------        --------------      --------------
       (67,725)                 --                    --                  --
--------------      --------------        --------------      --------------


    22,872,902          43,915,451            26,192,404          32,413,288
   (19,299,601)        (24,133,109)          (22,994,445)         (6,815,201)
--------------      --------------        --------------      --------------

     3,573,301          19,782,342             3,197,959          25,598,087
--------------      --------------        --------------      --------------

     6,652,081          19,980,650             4,753,201          26,158,101


    19,980,650                  --            26,158,101                  --
--------------      --------------        --------------      --------------

$   26,632,731      $   19,980,650        $   30,911,302      $   26,158,101
==============      ==============        ==============      ==============


$        1,158      $        9,633        $           --      $           --
==============      ==============        ==============      ==============


       900,002                  --             1,300,002                  --
       950,000           2,150,002             1,150,000           1,650,002
      (800,000)         (1,250,000)           (1,050,000)           (350,000)
--------------      --------------        --------------      --------------
     1,050,002             900,002             1,400,002           1,300,002
==============      ==============        ==============      ==============




          First Trust                                  First Trust
 NASDAQ-100-Technology Sector                      Amex(R) Biotechnology
        Index(SM) Fund                                  Index Fund
----------------------------------------   ---------------------------------------
                       For the Period                             For the Period
    For the Year      April 19, 2006 (a)       For the Year     June 19, 2006 (a)
        Ended              through                Ended              through
Dececember 31, 2007   December 31, 2006     December 31, 2007    December 31, 2006
-------------------   ------------------    ------------------   -----------------

  $     (37,744)      $     (24,769)        $     (302,002)      $      (78,128)
      3,065,233             478,780              7,149,648            1,789,320
     (1,702,778)            (77,119)            (7,597,605)           1,694,994
  -------------       -------------         --------------       --------------

      1,324,711             376,892               (749,959)           3,406,186
  -------------       -------------         --------------       --------------


             --                  --                     --                   --
             --                  --                     --                   --
  -------------       -------------         --------------       --------------
             --                  --                     --                   --
  -------------       -------------         --------------       --------------


     21,483,865          33,510,515             90,771,660           43,126,529
    (27,116,601)         (5,927,831)           (46,218,394)         (17,094,975)
  -------------       -------------         --------------       --------------

     (5,632,736)         27,582,684             44,553,266           26,031,554
  -------------       -------------         --------------       --------------

     (4,308,025)         27,959,576             43,803,307           29,437,740


     27,959,576                  --             29,437,740                   --
  -------------       -------------         --------------       --------------

  $  23,651,551       $  27,959,576         $   73,241,047       $   29,437,740
  =============       =============         ==============       ==============


  $          --       $          --         $           --       $           --
  =============       =============         ==============       ==============


      1,400,002                  --              1,250,002                   --
        950,000           1,700,002              3,600,000            2,050,002
     (1,250,000)           (300,000)            (1,850,000)            (800,000)
  -------------       -------------         --------------       --------------
      1,100,002           1,400,002              3,000,002            1,250,002
  =============       =============         ==============       ==============


                       See Notes to Financial Statements.               Page 81

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                  First Trust                               First Trust
                                                              Dow Jones Internet                        DB Strategic Value
                                                                 IndexSM Fund                               Index Fund
                                                -----------------------------------------     ------------------------------------
                                                                         For the Period                            For the Period
                                                     For the Year       June 19, 2006 (a)       For the Year      July 6, 2006 (a)
                                                         Ended               through                Ended              through
                                                   December 31, 2007    December 31, 2006     December 31, 2007   December 31, 2006
                                                  ------------------   ------------------     -----------------   -----------------
OPERATIONS:
   Net investment income (loss)..................   $    (231,090)     $     (71,540)         $     399,329        $      88,369
   Net realized gain (loss)......................       6,875,695          1,527,363              4,078,150              905,761
   Net change in unrealized appreciation
      (depreciation).............................      (4,669,550)         1,801,999             (2,024,723)             421,535
                                                    -------------      -------------          -------------        -------------
   Net increase (decrease) in net assets
       resulting from operations.................       1,975,055          3,257,822              2,452,756            1,415,665
                                                    -------------      -------------          -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.........................              --                 --               (394,875)             (70,400)
   Net realized gain.............................              --                 --                     --                   --
                                                    -------------      -------------          -------------        -------------
   Total distributions to shareholders...........              --                 --               (394,875)             (70,400)
                                                    -------------      -------------          -------------        -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.....................      79,688,355         36,616,435            104,762,439           35,100,009
   Value of shares repurchased...................     (71,230,802)       (13,921,209)           (62,952,782)         (18,795,119)
                                                    -------------      -------------          -------------        -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..............       8,457,553         22,695,226             41,809,657           16,304,890
                                                    -------------      -------------          -------------        -------------

   Net increase (decrease) in net assets.........      10,432,608         25,953,048             43,867,538           17,650,155

NET ASSETS:
   Beginning of Period...........................      25,953,048                 --             17,650,155                   --
                                                    -------------      -------------          -------------        -------------

   End of Period.................................   $  36,385,656      $  25,953,048          $  61,517,693        $  17,650,155
                                                    =============      =============          =============        =============

   Undistributed net investment income (loss)
      at end of period...........................   $          --      $          --          $      22,423        $      17,969
                                                    =============      =============          =============        =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.......       1,150,002                 --                800,002                   --
   Shares sold...................................       3,200,000          1,800,002              4,350,000            1,700,002
   Shares repurchased............................      (2,900,000)          (650,000)            (2,600,000)            (900,000)
                                                    -------------      -------------          -------------        -------------
   Shares outstanding, end of period.............       1,450,002          1,150,002              2,550,002              800,002
                                                    =============      =============          =============        =============


(a)  Inception date.
(b) Results for periods prior to December 18, 2006 are of First Trust Value Line(R) Dividend Fund. See Note 1 to Financial Statements.


Page 82                See Notes to Financial Statements.

                                                                                                                    First Trust
                First Trust                                              First Trust                                 NASDAQ-100
       Value Line(R) Equity Allocation                             Value Line(R) Dividend                       Ex-Technology Sector
                Index Fund                                                Index Fund                               Index(SM) Fund
------------------------------------------  ---------------------------------------------------------------    ---------------------
                         For the Period                               For the Period                              For the Period
    For the Year      December 5, 2006 (a)       For the Year          June 1, 2006          For the Year      February 8, 2007 (a)
        Ended                through                 Ended                through                Ended               through
  December 31, 2007     December 31, 2006      December 31, 2007   December 31, 2006 (b)   May 31, 2006 (b)      December 31, 2007
-------------------   -------------------   --------------------  ----------------------  -----------------    ---------------------

$        156,232      $         18,537      $     6,133,255      $     7,470,307         $     13,902,862       $         (1,364)
        (403,914)               29,372           55,377,383           56,814,074               48,450,270                457,158
         851,149              (183,667)         (65,904,350)          10,193,087              (16,192,745)              (208,808)
----------------      ----------------      ---------------      ---------------         ----------------       ----------------

         603,467              (135,758)          (4,393,712)          74,477,468               46,160,387                246,986
----------------      ----------------      ---------------      ---------------         ----------------       ----------------


        (171,605)                   --           (6,533,096)          (8,925,194)             (13,527,000)                    --
              --                    --                   --          (59,311,848)             (55,080,000)                    --
----------------      ----------------      ---------------      ---------------         ----------------       ----------------
        (171,605)                   --           (6,533,096)         (68,237,042)             (68,607,000)                    --
----------------      ----------------      ---------------      ---------------         ----------------       ----------------


      25,789,407            20,920,099          177,729,932           37,030,620                       --              8,275,318
     (31,723,062)           (1,991,182)        (438,291,965)        (127,887,361)                      --             (6,403,732)
----------------      ----------------      ---------------      ---------------         ----------------       ----------------

      (5,933,655)           18,928,917         (260,562,033)         (90,856,741)                      --              1,871,586
----------------      ----------------      ---------------      ---------------         ----------------       ----------------

      (5,501,793)           18,793,159         (271,488,841)         (84,616,315)             (22,446,613)             2,118,572


      18,793,159                    --          451,642,063          536,258,378              558,704,991                     --
----------------      ----------------      ---------------      ---------------         ----------------       ----------------

$     13,291,366      $     18,793,159      $   180,153,222      $   451,642,063         $    536,258,378       $      2,118,572
================      ================      ===============      ===============         ================       ================


$          3,164      $         18,537      $            --      $            --         $      1,454,887       $             --
================      ================      ===============      ===============         ================       ================


         950,002                    --           26,938,000           32,400,000               32,400,000                      --
       1,300,000             1,050,002           10,500,000            2,200,000                       --                 400,002
      (1,600,000)             (100,000)         (26,000,014)          (7,662,000)                      --                (300,000)
----------------      ----------------      ---------------      ---------------         ----------------       ----------------
         650,002               950,002           11,437,986           26,938,000               32,400,000                100,002
================      ================      ===============      ===============         ================       ================


                       See Notes to Financial Statements.               Page 83

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     First Trust             First Trust            First Trust
                                                                   NASDAQ(R) Clean              S&P                    ISE
                                                                 Edge(R) U.S. Liquid            REIT                  Water
                                                                  Series Index Fund          Index Fund             Index Fund
                                                                ---------------------     -----------------      -----------------
                                                                    For the Period         For the Period         For the Period
                                                                 February 8, 2007 (a)      May 8, 2007 (a)        May 8, 2007 (a)
                                                                        through                through                through
                                                                   December 31, 2007      December 31, 2007      December 31, 2007
                                                                ---------------------     -----------------      -----------------
OPERATIONS:
   Net investment income (loss)...............................   $         (64,652)       $         37,501        $         24,450
   Net realized gain (loss)...................................           4,547,068                 (64,033)                263,879
   Net change in unrealized appreciation (depreciation).......           5,571,969                (384,315)                323,254
                                                                  ----------------        ----------------        ----------------
   Net increase (decrease) in net assets resulting from
      operations                                                        10,054,385                (410,847)                611,583
                                                                  ----------------        ----------------        ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................                  --                 (37,501)                (24,475)
   Net realized gain..........................................                  --                      --                      --
                                                                  ----------------        ----------------        ----------------
   Total distributions to shareholders........................                  --                 (37,501)                (24,475)
                                                                  ----------------        ----------------        ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................          57,955,176               3,796,816              18,295,951
   Value of shares repurchased...............................          (17,096,526)             (1,767,190)             (6,573,340)
                                                                  ----------------        ----------------        ----------------
   Net increase (decrease) in net assets resulting from
        shareholder transactions..............................          40,858,650               2,029,626              11,722,611
                                                                  ----------------        ----------------        ----------------

   Net increase (decrease) in net assets......................          50,913,035               1,581,278              12,309,719

NET ASSETS:
   Beginning of Period........................................                  --                      --                      --
                                                                  ----------------        ----------------        ----------------

   End of Period..............................................    $     50,913,035        $      1,581,278        $     12,309,719
                                                                  ================        ================        ================

   Undistributed net investment income (loss) at end
      of period...............................................    $             --       $              --        $             --
                                                                  ================        ================        ================

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period....................                  --                      --
   Shares sold................................................           2,350,002                 200,002                 850,002
   Shares repurchased.........................................            (700,000)               (100,000)               (300,000)
                                                                  ----------------        ----------------        ----------------
   Shares outstanding, end of period..........................           1,650,002                 100,002                 550,002
                                                                  ================        ================        ================


(a)  Inception date.
(b) Results for periods prior to June 18, 2007 are of First Trust Value Line(R) 100 Fund. See Note 1 to Financial Statements.


Page 84                See Notes to Financial Statements.

             First Trust              First Trust
             ISE-Revere                    ISE                                    First Trust
             Natural Gas                 Chindia                                Value Line(R) 100
             Index Fund                Index Fund                             Exchange-Traded Fund
       -----------------------   -----------------------        ------------------------------------------------
           For the Period            For the Period
           May 8, 2007 (a)           May 8, 2007 (a)                 For the Year              For the Year
               through                   through                         Ended                     Ended
          December 31, 2007         December 31, 2007            December 31, 2007 (b)     December 31, 2006 (b)
       -----------------------   -----------------------        ----------------------     ---------------------

        $         10,866          $         47,735              $        (497,794)          $      (1,199,513)
                 403,859                 2,084,309                     52,128,707                  20,416,167
                  20,760                 2,451,608                     (5,434,509)                 (8,499,843)
        ----------------          ----------------              -----------------           -----------------
                 435,485                 4,583,652                     46,196,404                  10,716,811
        ----------------          ----------------              -----------------           -----------------


                  (9,200)                  (58,125)                            --                          --
                      --                        --                    (18,451,951)                (32,863,710)
        ----------------          ----------------              -----------------           -----------------
                  (9,200)                  (58,125)                   (18,451,951)                (32,863,710)
        ----------------          ----------------              -----------------           -----------------


              17,272,326               119,626,564                    219,100,688                          --
              (6,541,227)              (20,147,791)                  (319,833,579)                         --
        ----------------          ----------------              -----------------           -----------------

              10,731,099                99,478,773                   (100,732,891)                         --
        ----------------          ----------------              -----------------           -----------------

              11,157,384               104,004,300                    (72,988,438)                (22,146,899)


                      --                        --                    277,901,863                 300,048,762
        ----------------          ----------------              -----------------           -----------------

        $     11,157,384          $    104,004,300              $     204,913,425           $     277,901,863
        ================          ================              =================           =================

        $          1,666          $          1,096              $              --           $              --
        ================          ================              =================           =================


                      --                        --                     17,490,000                  17,490,000
                 800,002                 4,500,002                     12,750,000                          --
                (300,000)                 (750,000)                   (18,800,018)                         --
        ----------------          ----------------              -----------------           -----------------
                 500,002                 3,750,002                     11,439,982                  17,490,000
        ================          ================              =================           =================


                       See Notes to Financial Statements.               Page 85

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust Dow Jones Select MicroCap Index(SM) Fund

                                                                                                                  For the Period
                                                                          For the               For the       September 27, 2005 (a)
                                                                        Year Ended            Year Ended              through
                                                                     December 31, 2007     December 31, 2006     December 31, 2005
                                                                   --------------------   -------------------  ---------------------
Net asset value, beginning of period                                   $    23.92            $    20.73            $    20.00
                                                                       ----------            ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.16                  0.06 (e)              0.03 (e)
Net realized and unrealized gain (loss)                                     (1.60)                 3.19 (e)              0.72 (e)
                                                                       ----------            ----------            ----------
Total from investment operations                                            (1.44)                 3.25                  0.75
                                                                       ----------            ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.13)                (0.06)                (0.02)
                                                                       ----------            ----------            ----------

Net asset value, end of period                                         $    22.35            $    23.92            $    20.73
                                                                       ==========            ==========            ==========

TOTAL RETURN (b)                                                          (6.02)%                15.69%                 3.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  17,993             $  16,865             $  39,492
Ratios to average net assets:
Ratio of total expenses to average net assets                               1.35%                 1.18%                 1.44% (c)
Ratio of net expenses to average net assets                                 0.60%                 0.60%                 0.60% (c)
Ratio of net investment income to average net assets                        0.58%                 0.24%                 0.51% (c)
Portfolio turnover rate (d)                                                   11%                   20%                    6%


First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

                                                                                            For the Period
                                                                          For the          March 9, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                   --------------------  ---------------------
Net asset value, beginning of period                                   $    23.51            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.92                  0.59 (e)
Net realized and unrealized gain (loss)                                     (3.35)                 3.52 (e)
                                                                       ----------            ----------
Total from investment operations                                            (2.43)                 4.11
                                                                       ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.88)                (0.60)
                                                                       ----------            ----------

Net asset value, end of period                                         $    20.20            $    23.51
                                                                       ==========            ==========

TOTAL RETURN (b)                                                         (10.64)%                20.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  64,650             $  75,237
Ratios to average net assets:
Ratio of total expenses to average net assets                               0.68%                 0.99% (c)
Ratio of net expenses to average net assets                                 0.45%                 0.45% (c)
Ratio of net investment income to average net assets                        3.87%                 3.55% (c)
Portfolio turnover rate (d)                                                    9%                    9%


(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.


Page 86                See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust IPOX-100 Index Fund

                                                                                            For the Period
                                                                          For the         April 12, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                   --------------------  --------------------
Net asset value, beginning of period                                   $    22.20            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.05                  0.01 (e)
Net realized and unrealized gain (loss)                                      3.17                  2.19 (e)
                                                                       ----------            ----------
Total from investment operations                                             3.22                  2.20
                                                                       ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.06)                   --
                                                                       ----------            ----------

Net asset value, end of period                                         $    25.36            $    22.20
                                                                       ==========            ==========
TOTAL RETURN (b)                                                           14.53%                11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  26,633             $  19,981
Ratios to average net assets:
Ratio of total expenses to average net assets                               1.06%                 1.44% (c)
Ratio of net expenses to average net assets                                 0.60%                 0.60% (c)
Ratio of net investment income to average net assets                        0.24%                 0.07% (c)
Portfolio turnover rate (d)                                                   11%                   26%



First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

                                                                                            For the Period
                                                                          For the         April 19, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                 ----------------------  --------------------
Net asset value, beginning of period                                   $    20.12            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                (0.02)                (0.01) (e)
Net realized and unrealized gain (loss)                                      1.98                  0.13  (e)
                                                                       ----------            ----------
Total from investment operations                                             1.96                  0.12
                                                                       ----------            ----------

Net asset value, end of period                                         $    22.08            $    20.12
                                                                       ==========            ==========

TOTAL RETURN (b)                                                            9.74%                 0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  30,911             $  26,158
Ratios to average net assets:
Ratio of total expenses to average net assets                               0.95%                 1.31% (c)
Ratio of net expenses to average net assets                                 0.60%                 0.60% (c)
Ratio of net investment loss to average net assets                        (0.08)%                (0.07)%(c)
Portfolio turnover rate (d)                                                   15%                    1%


(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.



                      See Notes to Financial Statements.               Page 87

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust NASDAQ-100-Technology Sector Index(SM) Fund

                                                                                            For the Period
                                                                          For the         April 19, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                   --------------------  --------------------
Net asset value, beginning of period                                   $    19.97            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                (0.03)                (0.03)(f)
Net realized and unrealized gain (loss)                                      1.56                  0.00 (e)(f)
                                                                       ----------            ----------
Total from investment operations                                             1.53                 (0.03)
                                                                       ----------            ----------

Net asset value, end of period                                         $    21.50            $    19.97
                                                                       ==========            ==========

TOTAL RETURN (b)                                                            7.66%               (0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  23,652             $  27,960
Ratios to average net assets:
Ratio of total expenses to average net assets                               0.92%                 1.37% (c)
Ratio of net expenses to average net assets                                 0.60%                 0.60% (c)
Ratio of net investment loss to average net assets                        (0.16)%                (0.20)%(c)
Portfolio turnover rate (d)                                                   10%                    7%



First Trust Amex(R) Biotechnology Index Fund

                                                                                            For the Period
                                                                          For the          June 19, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                   --------------------  --------------------
Net asset value, beginning of period                                   $    23.55            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                (0.10)                (0.07)(f)
Net realized and unrealized gain (loss)                                      0.96                  3.62 (f)
                                                                       ----------            ----------
Total from investment operations                                             0.86                  3.55
                                                                       ----------            ----------

Net asset value, end of period                                         $    24.41            $    23.55
                                                                       ==========            ==========

TOTAL RETURN (b)                                                            3.65%                17.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  73,241             $  29,438
Ratios to average net assets:
Ratio of total expenses to average net assets                               0.73%                 1.22% (c)
Ratio of net expenses to average net assets                                 0.60%                 0.60% (c)
Ratio of net investment loss to average net assets                        (0.60)%                (0.60)%(c)
Portfolio turnover rate (d)                                                   11%                    4%


(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Amount represents less than $0.01 per share.
(f) Per share amounts have been calculated using the average share method.



Page 88                See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust Dow Jones Internet Index(SM) Fund

                                                                                            For the Period
                                                                          For the          June 19, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                 ------------------------------------------------
Net asset value, beginning of period                                   $    22.57            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                (0.16)                (0.07)(e)
Net realized and unrealized gain (loss)                                      2.68                  2.64 (e)
                                                                       ----------            ----------
Total from investment operations                                             2.52                  2.57
                                                                       ----------            ----------

Net asset value, end of period                                         $    25.09            $    22.57
                                                                       ==========            ==========

TOTAL RETURN (b)                                                           11.17%                12.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  36,386             $  25,953
Ratios to average net assets:
Ratio of total expenses to average net assets                               0.70%                 1.24% (c)
Ratio of net expenses to average net assets                                 0.60%                 0.60% (c)
Ratio of net investment loss to average net assets                        (0.42)%                (0.55)%(c)
Portfolio turnover rate (d)                                                    6%                    4%



First Trust DB Strategic Value Index Fund

                                                                                            For the Period
                                                                          For the          July 6, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                   --------------------  --------------------
Net asset value, beginning of period                                   $    22.06           $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.20                  0.12 (e)
Net realized and unrealized gain (loss)                                      2.07                  2.03 (e)
                                                                       ----------            ----------
Total from investment operations                                             2.27                  2.15
                                                                       ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.21)                (0.09)
                                                                       ----------            ----------

Net asset value, end of period                                         $    24.12            $    22.06
                                                                       ==========            ==========

TOTAL RETURN (b)                                                           10.26%                10.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  61,518             $  17,650
Ratios to average net assets:
Ratio of total expenses to average net assets                               1.12%                 2.59% (c)
Ratio of net expenses to average net assets                                 0.65%                 0.65% (c)
Ratio of net investment income to average net assets                        1.09%                 1.29% (c)
Portfolio turnover rate (d)                                                   10%                    4%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.



                       See Notes to Financial Statements.               Page 89

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust Value Line(R) Equity Allocation Index Fund

                                                                                            For the Period
                                                                          For the         December 5, 2006 (a)
                                                                        Year Ended              through
                                                                     December 31, 2007     December 31, 2006
                                                                   --------------------  ----------------------
Net asset value, beginning of period                                   $    19.78            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss)                                                 0.24                  0.03 (e)
Net realized and unrealized gain (loss)                                      0.68                 (0.25)(e)
                                                                       ----------            ----------
Total from investment operations                                             0.92                 (0.22)
                                                                       ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.25)                   --
                                                                       ----------            ----------

Net asset value, end of period                                         $    20.45            $    19.78
                                                                       ==========            ==========

TOTAL RETURN (b)                                                            4.65%               (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  13,291             $  18,793
Ratios to average net assets:
Ratio of total expenses to average net assets                               1.36%                 3.25% (c)
Ratio of net expenses to average net assets                                 0.70%                 0.70% (c)
Ratio of net investment income to average net assets                        1.04%                 1.82% (c)
Portfolio turnover rate (d)                                                   43%                    1%


(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e) Per share amounts have been calculated using the average share method.


Page 90                See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust Value Line(R) Dividend Index Fund

                                                            For the Period
                                            For the          June 1, 2006          For the           For the          For the
                                          Year Ended            through          Year Ended        Year Ended      Period Ended
                                       December 31, 2007 December 31, 2006 (a)  May 31, 2006 (a)  May 31, 2005 (a) May 31, 2004 (a)
                                       ----------------- ---------------------  ----------------  ---------------- ----------------
Net asset value, beginning of period     $     16.77         $     16.55       $     17.24       $     16.13      $     14.33 (e)
                                         -----------         -----------       -----------       -----------      -----------

Income from investment operations:
Net investment income (loss)                    0.44                0.24 (i)          0.43              0.41             0.27
Net realized and unrealized gain (loss)        (0.99)               2.10 (i)          1.00              1.99             1.86
                                         -----------         -----------       -----------       -----------      -----------
Total from investment operations               (0.55)               2.34              1.43              2.40             2.13
                                         -----------         -----------       -----------       -----------      -----------

Distributions paid to shareholders
   from:
Net investment income                          (0.47)              (0.63)            (0.42)            (0.37)           (0.20)
Net realized gains                                --               (1.49)            (1.70)            (0.92)           (0.11)
                                         -----------         -----------       -----------       -----------      -----------
Total distributions to shareholders            (0.47)              (2.12)            (2.12)            (1.29)           (0.31)
                                         -----------         -----------       -----------       -----------      -----------

Common Shares offering costs
     charged to paid-in capital                   --                  --                --             (0.00) (b)       (0.02)
                                         -----------         -----------       -----------       -----------      -----------

Net asset value, end of period           $     15.75         $     16.77       $     16.55       $     17.24      $     16.13
                                         ===========         ===========       ===========       ===========      ===========

TOTAL RETURN, BASED ON
     NET ASSET VALUE                         (3.42)% (d)          14.70% (d)        10.26% (c)        16.05% (c)       15.09% (c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $ 180,153           $ 451,642         $ 536,258         $ 558,705        $ 522,731
Ratios to average net assets:
Ratio of total expenses to average
   net assets                                  0.85%               0.94% (f)         0.93%             0.93%            0.93% (f)
Ratio of net expenses to average
   net assets                                  0.70%               0.93% (f)(h)      0.93%             0.93%            0.93% (f)
Ratio of net investment income to
   average net assets                          2.37%               2.36% (f)         2.51%             2.45%            2.29% (f)
Portfolio turnover rate (g)                       5%                 28%               58%               57%              46%


(a) The Fund commenced operations on August 19, 2003. Results for periods prior to December 18, 2006 are of First Trust Value Line(R) Dividend Fund. See
    Note 1 in the Notes to Financial Statements.
(b) Amount represents less than $0.01 per share.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(d) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to December 18, 2006, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) Dividend Fund. See
    Note 1 in the Notes to Financial Statements. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
(e) Net of sales load $0.675 per Common Share on initial offering.
(f) Annualized.
(g) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h) The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This ratio of 0.93% includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) Dividend Fund.
(i) Per share amounts have been calculated using the average share method.



                      See Notes to Financial Statements.               Page 91

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund

                                                                                            For the Period
                                                                                         February 8, 2007 (a)
                                                                                                through
                                                                                           December 31, 2007
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss)                                                                      (0.01)
Net realized and unrealized gain (loss)                                                            1.20
                                                                                             ----------
Total from investment operations                                                                   1.19
                                                                                             ----------

Net asset value, end of period                                                               $    21.19
                                                                                             ==========

TOTAL RETURN (b)                                                                                  5.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $   2,119
Ratios to average net assets:
Ratio of total expenses to average net assets                                                     2.61% (c)
Ratio of net expenses to average net assets                                                       0.60% (c)
Ratio of net investment loss to average net assets                                               (0.04)%(c)
Portfolio turnover rate (d)                                                                         27%



First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund

                                                                                            For the Period
                                                                                         February 8, 2007 (a)
                                                                                                through
                                                                                           December 31, 2007
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss)                                                                      (0.04)
Net realized and unrealized gain (loss)                                                           10.90
                                                                                             ----------
Total from investment operations                                                                  10.86
                                                                                             ----------

Net asset value, end of period                                                               $    30.86
                                                                                             ==========

TOTAL RETURN (b)                                                                                 54.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $  50,913
Ratios to average net assets:
Ratio of total expenses to average net assets                                                     1.00% (c)
Ratio of net expenses to average net assets                                                       0.60% (c)
Ratio of net investment loss to average net assets                                               (0.33)%(c)
Portfolio turnover rate (d)                                                                          4%


(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



Page 92                See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust S&P REIT Index Fund

                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                           December 31, 2007
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss)                                                                       0.32 (b)
Net realized and unrealized gain (loss)                                                           (4.13)(b)
                                                                                             ----------
Total from investment operations                                                                  (3.81)
                                                                                             ----------
Distributions paid to shareholders from:
Net investment income                                                                             (0.38)
                                                                                             ----------

Net asset value, end of period                                                               $    15.81
                                                                                             ==========

TOTAL RETURN (c)                                                                               (19.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $   1,581
Ratios to average net assets:
Ratio of total expenses to average net assets                                                     8.41% (d)
Ratio of net expenses to average net assets                                                       0.50% (d)
Ratio of net investment income to average net assets                                              2.73% (d)
Portfolio turnover rate (e)                                                                         25%


First Trust ISE Water Index Fund

                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                           December 31, 2007
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss)                                                                       0.04
Net realized and unrealized gain (loss)                                                            2.38
                                                                                             ----------
Total from investment operations                                                                   2.42
                                                                                             ----------
Distributions paid to shareholders from:
Net investment income                                                                             (0.04)
                                                                                             ----------

Net asset value, end of period                                                               $    22.38
                                                                                             ==========

TOTAL RETURN (c)                                                                                 12.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $  12,310
Ratios to average net assets:
Ratio of total expenses to average net assets                                                     1.68% (d)
Ratio of net expenses to average net assets                                                       0.60% (d)
Ratio of net investment income to average net assets                                              0.46% (d)
Portfolio turnover rate (e)                                                                          3%

(a) Inception date.
(b) Per share amounts have been calculated using the average share method.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                       See Notes to Financial Statements.               Page 93

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust ISE-Revere Natural Gas Index Fund

                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                           December 31, 2007
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss)                                                                       0.03
Net realized and unrealized gain (loss)                                                            2.30
                                                                                             ----------
Total from investment operations                                                                   2.33
                                                                                             ----------
Distributions paid to shareholders from:
Net investment income                                                                             (0.02)
                                                                                             ----------

Net asset value, end of period                                                               $    22.31
                                                                                             ==========

TOTAL RETURN (b)                                                                                 11.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $  11,157
Ratios to average net assets:
Ratio of total expenses to average net assets                                                     2.36% (c)
Ratio of net expenses to average net assets                                                       0.60% (c)
Ratio of net investment income to average net assets                                              0.32% (c)
Portfolio turnover rate (d)                                                                          5%


First Trust ISE Chindia Index Fund

                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                           December 31, 2007
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss)                                                                       0.02
Net realized and unrealized gain (loss)                                                            7.73
                                                                                             ----------
Total from investment operations                                                                   7.75
                                                                                             ----------
Distributions paid to shareholders from:
Net investment income                                                                             (0.02)
                                                                                             ----------

Net asset value, end of period                                                               $    27.73
                                                                                             ==========

TOTAL RETURN (b)                                                                                 38.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $ 104,004
Ratios to average net assets:
Ratio of total expenses to average net assets                                                     0.82% (c)
Ratio of net expenses to average net assets                                                       0.60% (c)
Ratio of net investment income to average net assets                                              0.17% (c)
Portfolio turnover rate (d)                                                                          2%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



Page 94                See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

First Trust Value Line(R) 100 Exchange-Traded Fund

                                                                                                                   For the Period
                                           For the          For the             For the             For the         June 12, 2003
                                         Year Ended       Year Ended          Year Ended          Year Ended           through
                                       December 31,      December 31,        December 31,        December 31,        December 31,
                                         2007 (a)          2006 (a)            2005 (a)            2004 (a)            2003 (a)
                                      --------------    --------------      --------------      --------------    -----------------
Net asset value, beginning of period  $     15.89        $     17.16         $     18.05        $     16.61         $     14.33 (e)
                                      -----------        -----------         -----------        -----------         -----------
Income from investment operations:
Net investment income (loss)                 1.02              (0.07)             (0.08)              (0.09)              (0.06)
Net realized and unrealized
   gain (loss)                               2.06               0.68                2.00               2.19                2.37
                                      -----------        -----------         -----------        -----------         -----------
Total from investment operations             3.08               0.61                1.92               2.10                2.31
                                      -----------        -----------         -----------        -----------         -----------

Distributions paid to shareholders
   from:
Net realized gain                           (1.06)             (1.88)              (2.81)             (0.66)                 --
                                      -----------        -----------         -----------        -----------         -----------

Common Shares offering costs
   charged to paid-in capital                  --                 --                  --              (0.00) (b)          (0.03)
                                      -----------        -----------         -----------        -----------         -----------

Net asset value, end of period        $     17.91        $     15.89         $     17.16        $     18.05         $     16.61
                                      ===========        ===========         ===========        ===========         ===========

TOTAL RETURN                               19.91% (d)          4.59% (c)          11.86% (c)         13.05% (c)          15.91% (c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $ 204,913          $ 277,902           $ 300,049          $ 315,632           $ 290,464
Ratios to average net assets:
Ratio of total expenses to average
   net assets                               0.89%              0.97%               0.95%              0.97%               1.02% (f)
Ratio of net expenses to average
   net assets                               0.83% (h)          0.97%               0.95%              0.97%               1.02% (f)
Ratio of net investment loss to
     average net assets                    (0.21)%            (0.40)%             (0.43)%            (0.52)%             (0.75)%(f)
Portfolio turnover rate (g)                  111%               234%                240%               220%                144%



(a) The Fund commenced operations on June 12, 2003. Results for periods prior to June 18, 2007 are of First Trust Value Line(R) 100 Fund. See Note 1 in the Notes to Financial Statements.
(b) Amount represents less than $0.01 per share.
(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(d) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to June 18, 2007, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) 100 Fund. See Note 1 in the Notes to Financial Statements. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
(e) Net of sales load $0.675 per Common Share on initial offering.
(f) Annualized.
(g) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h) The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This ratio of 0.83% includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) 100 Fund.



                       See Notes to Financial Statements.               Page 95

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007

                                1. Organization

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund"), a closed-end fund organized as a Massachusetts business trust on June 11, 2003, reorganized with and into First Trust Value Line(R) Dividend Index Fund ("FVD"), an exchange-traded fund and newly created series of the Trust effective Friday, December 15, 2006. The Predecessor FVD Fund ceased trading on the AMEX on Friday, December 15, 2006, and FVD began trading on the AMEX on Monday, December 18, 2006 under the ticker symbol "FVD," the same ticker symbol used by the Predecessor FVD Fund. The assets of the Predecessor FVD Fund were transferred to, and the liabilities of the Predecessor FVD Fund were assumed by, FVD in exchange for shares of FVD on a one share for one share basis based upon the net asset value ("NAV") of the Predecessor FVD Fund on Friday, December 15, 2006. FVD shares have been distributed to the Predecessor FVD Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVD Fund has been terminated. The historical results of the Predecessor FVD Fund will survive for financial reporting purposes.

First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund"), a closed-end fund organized as a Massachusetts business trust on April 18, 2003, reorganized with and into First Trust Value Line(R) 100 Exchange-Traded Fund ("FVL"), an exchange-traded fund and newly created series of the Trust effective Friday, June 15, 2007. The Predecessor FVL Fund ceased trading on the AMEX on Friday, June 15, 2007, and FVL began trading on the AMEX on Monday, June 18, 2007 under the ticker symbol "FVL," the same ticker symbol used by the Predecessor FVL Fund. The assets of the Predecessor FVL Fund were transferred to, and the liabilities of the Predecessor FVL Fund were assumed by, FVL in exchange for shares of FVL on a one share for one share basis based upon the NAV of the Predecessor FVL Fund on Friday, June 15, 2007. FVL shares have been distributed to the Predecessor FVL Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVL Fund has been terminated. The historical results of the Predecessor FVL Fund will survive for financial reporting purposes.

The Trust currently consists of seventeen funds:

First Trust Dow Jones Select MicroCap Index(SM) Fund - (AMEX ticker "FDM")
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund - (AMEX ticker "FDL") First Trust IPOX-100 Index Fund - (AMEX ticker "FPX")
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW") First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC") First Trust Amex(R) Biotechnology Index Fund - (AMEX ticker "FBT")
First Trust Dow Jones Internet Index(SM) Fund - (AMEX ticker "FDN")
First Trust DB Strategic Value Index Fund - (AMEX ticker "FDV")
First Trust Value Line(R) Equity Allocation Index Fund - (AMEX ticker "FVI") First Trust Value Line(R) Dividend Index Fund - (AMEX ticker "FVD")
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund -
   (NASDAQ ticker "QQXT")
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund -
   (NASDAQ ticker "QCLN")
First Trust S&P REIT Index Fund - (AMEX ticker "FRI")
First Trust ISE Water Index Fund - (NYSE Arca, Inc. ticker "FIW")
First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca, Inc. ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca, Inc. ticker "FNI")
First Trust Value Line(R) 100 Exchange-Traded Fund - (AMEX ticker "FVL")

Each fund represents a separate series of beneficial interest in the Trust (individually, each a "Fund" and collectively, the "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange ("AMEX") except for the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, and the First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, which are listed and traded on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and the First Trust ISE Water Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust Chindia Index Fund, which are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


Fund                                                                          Index
First Trust Dow Jones Select MicroCap Index(SM) Fund                          Dow Jones Select MicroCap Index(SM)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                    Morningstar(R) Dividend Leaders(SM) Index
First Trust IPOX-100 Index Fund                                               IPOX-100 U.S. Index
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                          NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                       NASDAQ-100 Technology Sector Index(SM)
First Trust Amex(R) Biotechnology Index Fund                                  Amex(R) Biotechnology Index(SM)
First Trust Dow Jones Internet Index(SM) Fund                                 Dow Jones Internet Composite Index(SM)
First Trust DB Strategic Value Index Fund                                     Deutsche Bank CROCI(R) US+ Index(TM)
First Trust Value Line(R) Equity Allocation Index Fund                        Value Line(R) Equity Allocation Index
First Trust Value Line(R) Dividend Index Fund                                 Value Line(R) Dividend Index
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                    NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund             NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index
First Trust S&P REIT Index Fund                                               S&P REIT Composite Index
First Trust ISE Water Index Fund                                              ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                                 ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                                            ISE ChIndia Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund                            Value Line(R) 100 Index

                       2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation
The NAV of each Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ(R) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Funds may hold publicly-traded master limited partnerships and real estate investment trusts. Distributions from such investments may include a return of capital component.

C. Dividends and Distribution to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid semi-annually, except for First Trust Morningstar(R) Dividend Leaders(SM) Index Fund and First Trust Value Line(R) Dividend Index Fund, which declare and pay dividends quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


The tax character of distributions paid by each Fund during the period ended December 31, 2007 were as follows:

                                                                         Distributions      Distributions    Distributions
                                                                            paid from           paid           paid from
                                                                            Ordinary        from Capital       Return of
                                                                             Income             Gains           Capital
                                                                       -----------------   --------------   ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                      $     101,775      $        --      $       --
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)                3,792,601              --               --
First Trust IPOX-100 Index Fund                                                  67,725              --               --
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                 --              --               --
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                              --              --               --
First Trust Amex(R) Biotechnology Index Fund                                         --              --               --
First Trust Dow Jones Internet Index(SM) Fund                                        --              --               --
First Trust DB Strategic Value Index Fund                                       394,875              --               --
First Trust Value Line(R) Equity Allocation Index Fund                          171,605              --               --
First Trust Value Line(R) Dividend Index Fund                                 6,533,096              --               --
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                           --              --               --
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                    --              --               --
First Trust S&P REIT Index Fund                                                  37,501              --               --
First Trust ISE Water Index Fund                                                 24,475              --               --
First Trust ISE-Revere Natural Gas Index Fund                                     9,200              --               --
First Trust ISE Chindia Index Fund                                               58,125              --               --
First Trust Value Line(R) 100 Exchange-Traded Fund (B)                               --              --               --

(A) For the tax year ended November 30, 2007, the Fund distributed $2,951,001 from ordinary income. The Fund changed its tax year to December 31, effective December 1, 2007, and will have a short tax year of December 1 to December 31, 2007. The Fund distributed $841,600 from ordinary income for the period December 1 through December 31, 2007.

(B) All distributions were paid prior to June 18, 2007 and are of First Trust Value Line(R) 100 Fund. See Note 1 above.

The tax character of distributions paid during the period ended December 31, 2006 was as follows:

                                                                         Distributions      Distributions    Distributions
                                                                            paid from           paid           paid from
                                                                            Ordinary        from Capital       Return of
                                                                             Income             Gains           Capital
                                                                       -----------------   --------------   ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                      $      67,080      $         --    $          --
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)                  630,001                --               --
First Trust DB Strategic Value Index Fund                                        70,400                --               --
First Trust Value Line(R) Dividend Index Fund                                19,499,734        46,401,234        2,336,074
First Trust Value Line(R) 100 Exchange-Traded Fund (B)                               --                --               --

(A) This amount is as of November 30, 2006, the Fund's prior tax year-end.

(B) All distributions were paid prior to June 18, 2007 and are of First Trust Value Line(R) 100 Fund. See Note 1 above.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


As of December 31, 2007, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                            Undistributed                Net Unrealized
                                                                           Ordinary Income         Appreciation (Depreciation)
                                                                       -----------------------  ---------------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                    $            4,380            $     (1,430,004)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)                       9,502                 (12,609,479)
First Trust IPOX-100 Index Fund                                                      1,158                   1,958,507
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                    --                  (1,743,296)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 --                  (1,783,779)
First Trust Amex(R) Biotechnology Index Fund                                            --                  (6,269,136)
First Trust Dow Jones Internet Index(SM) Fund                                           --                  (3,579,723)
First Trust DB Strategic Value Index Fund                                           22,423                  (1,794,979)
First Trust Value Line(R) Equity Allocation Index Fund                               3,164                     667,292
First Trust Value Line(R) Dividend Index Fund                                           --                 (10,114,015)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                              --                    (226,358)
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                       --                   5,269,569
First Trust S&P REIT Index Fund                                                         --                    (413,643)
First Trust ISE Water Index Fund                                                        --                     318,303
First Trust ISE-Revere Natural Gas Index Fund                                        1,666                      10,424
First Trust ISE Chindia Index Fund                                                  86,380                   1,612,014
First Trust Value Line(R) 100 Exchange-Traded Fund                                      --                  22,656,895

(A) The Fund changed its tax year to December 31, effective December 1, 2007, and will have a short tax year of December 1 to December 31, 2007.

D. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" - an Interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of December 31, 2007, management has evaluated the application of FIN 48 to each Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on each Fund's financial statements.

At December 31, 2007 for federal income tax purposes, each Fund has capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders.

                                                                 Capital Loss    Capital Loss     Capital Loss
                                                                   Available       Available        Available           Total
                                                                    Through         Through          Through        Capital Loss
                                                                     2013            2014             2015            Available
                                                                 -------------   -------------    -------------    --------------
First Trust Dow Jones Select MicroCap Index(SM) Fund              $        --     $ 1,604,481       $   910,503      $ 2,514,984
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund             52,755         202,279           198,670          453,704
First Trust IPOX-100 Index Fund                                            --         303,759           740,683        1,044,442
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                       --          15,480           271,083          286,563
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                    --          95,862           535,229          631,091
First Trust Amex(R) Biotechnology Index Fund-                              --              --                --               --
First Trust Dow Jones Internet Index(SM) Fund                              --              --                15               15
First Trust DB Strategic Value Index Fund                                  --          45,432           831,336          876,768
First Trust Value Line(R) Equity Allocation Index Fund                     --              --         1,439,101        1,439,101
First Trust Value Line(R) Dividend Index Fund                              --              --         4,488,019        4,488,019
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                 --              --             7,779            7,779
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund          --              --           141,332          141,332
First Trust S&P REIT Index Fund                                            --              --            10,162           10,162
First Trust ISE Water Index Fund                                           --              --               592              592
First Trust ISE-Revere Natural Gas Index Fund                              --              --             5,274            5,274
First Trust ISE Chindia Index Fund                                         --              --                --               --
First Trust Value Line(R) 100 Exchange-Traded Fund                         --              --         6,804,100        6,804,100

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


Capital losses incurred after October 31 ("post-October losses") within the taxable year can be deemed to arise on the first business day of the Funds' next taxable year.

The following Funds incurred and elected to defer net capital losses as follows:

                                                                               Post-October Losses
                                                                             -----------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                             $       21,926
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                                   --
First Trust IPOX-100 Index Fund                                                         281,307
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                    486,971
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 313,003
First Trust Amex(R) Biotechnology Index Fund                                                382
First Trust Dow Jones Internet Index(SM) Fund                                         5,398,739
First Trust DB Strategic Value Index Fund                                               318,138
First Trust Value Line(R) Equity Allocation Index Fund                                       --
First Trust Value Line(R) Dividend Index Fund                                         2,101,739
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                               34,569
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                        12,352
First Trust S&P REIT Index Fund                                                           8,811
First Trust ISE Water Index Fund                                                         30,457
First Trust ISE-Revere Natural Gas Index Fund                                            90,276
First Trust ISE Chindia Index Fund                                                    1,184,077
First Trust Value Line(R) 100 Exchange-Traded Fund                                    4,374,928

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended December 31, 2007, the adjustments of each Fund were as follows:

                                                                     Undistributed          Undistributed
                                                                    Net Investment         Capital Gains/           Paid-in
                                                                     Income (Loss)      (Accumulated Losses)        Capital
                                                                   ----------------    ----------------------    ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                $         --          $   (2,183,745)        $  2,183,745
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                (4,958)             (6,685,825)           6,690,783
First Trust IPOX-100 Index Fund                                               --              (2,944,257)           2,944,257
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                      19,001              (3,872,930)           3,853,929
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                   37,744              (3,561,366)           3,523,622
First Trust Amex(R) Biotechnology Index Fund                             302,002              (7,464,003)           7,162,001
First Trust Dow Jones Internet Index(SM) Fund                            231,090             (12,973,854)          12,742,764
First Trust DB Strategic Value Index Fund                                     --              (5,413,876)           5,413,876
First Trust Value Line(R) Equity Allocation Index Fund                        --              (1,033,752)           1,033,752
First Trust Value Line(R) Dividend Index Fund                            399,841             (61,254,336)          60,854,495
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                 1,364                (517,056)             515,692
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund         64,652              (5,003,152)           4,938,500
First Trust S&P REIT Index Fund                                               --                  15,732              (15,732)
First Trust ISE Water Index Fund                                              25                (299,879)             299,854
First Trust ISE-Revere Natural Gas Index Fund                                 --                (509,745)             509,745
First Trust ISE Chindia Index Fund                                        11,486              (4,022,696)           4,011,210
First Trust Value Line(R) 100 Exchange-Traded Fund                       497,794             (44,640,291)          44,142,497

E. Expenses
Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


Fund                                                                     Licensor
First Trust Dow Jones Select MicroCap Index(SM) Fund                     Dow Jones & Company, Inc.
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund               Morningstar, Inc.
First Trust IPOX-100 Index Fund                                          IPOX Schuster LLC
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                     The NASDAQ Stock Market, Inc.
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                  The NASDAQ Stock Market, Inc.
First Trust Amex(R) Biotechnology Index Fund                             American Stock Exchange LLC
First Trust Dow Jones Internet Index(SM) Fund                            Dow Jones & Company, Inc.
First Trust DB Strategic Value Index Fund                                Deutsche Bank AG
First Trust Value Line(R) Equity Allocation Index Fund                   Value Line Publishing, Inc.(R)
First Trust Value Line(R) Dividend Index Fund                            Value Line Publishing, Inc.(R)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund               The NASDAQ Stock Market, Inc.
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund        The NASDAQ Stock Market, Inc. / Clean Edge, Inc.
First Trust S&P REIT Index Fund                                          Standard & Poor's
First Trust ISE Water Index Fund                                         International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                            International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                                       International Securities Exchange, LLC
First Trust Value Line(R) 100 Exchange-Traded Fund                       Value Line Publishing, Inc.(R)

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

F. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS 157 and its impact on the Funds' financial statements, if any, has not been determined.

          3. Investment Advisory Fee and Other Affiliated Transactions

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the Funds.

For these services, First Trust is entitled to a monthly fee calculated at the following annual rates:

                                                                             % of Average
                                                                           Daily Net Assets
                                                                        -----------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                             0.50%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                       0.30%
First Trust IPOX-100 Index Fund                                                  0.40%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                             0.40%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                          0.40%
First Trust Amex(R) Biotechnology Index Fund                                     0.40%
First Trust Dow Jones Internet Index(SM) Fund                                    0.40%
First Trust DB Strategic Value Index Fund                                        0.50%
First Trust Value Line(R) Equity Allocation Index Fund                           0.50%
First Trust Value Line(R) Dividend Index Fund                                    0.50%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                       0.40%
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                0.40%
First Trust S&P REIT Index Fund                                                  0.30%
First Trust ISE Water Index Fund                                                 0.40%
First Trust ISE-Revere Natural Gas Index Fund                                    0.40%
First Trust ISE Chindia Index Fund                                               0.40%
First Trust Value Line(R) 100 Exchange-Traded Fund (1)                           0.50%

(1) Prior to June 18, 2007, First Trust was entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets for its investment advisory services to First Trust Value Line(R) 100 Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


The Trust and the Advisor have entered into an Excess Expense Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeded the percentage of average daily net assets per year (the "Expense Cap") as shown below:

                                                                              Expense Cap
                                                                              ------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                             0.60%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                       0.45%
First Trust IPOX-100 Index Fund                                                  0.60%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                             0.60%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                          0.60%
First Trust Amex(R) Biotechnology Index Fund                                     0.60%
First Trust Dow Jones Internet Index(SM) Fund                                    0.60%
First Trust DB Strategic Value Index Fund                                        0.65%
First Trust Value Line(R) Equity Allocation Index Fund                           0.70%
First Trust Value Line(R) Dividend Index Fund                                    0.70%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                       0.60%
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                0.60%
First Trust S&P REIT Index Fund                                                  0.50%
First Trust ISE Water Index Fund                                                 0.60%
First Trust ISE-Revere Natural Gas Index Fund                                    0.60%
First Trust ISE Chindia Index Fund                                               0.60%
First Trust Value Line(R) 100 Exchange-Traded Fund                               0.70%

Each Fund's Expense Cap will be in effect for at least two years from its inception date, except that First Trust Dow Jones Select MicroCap Index(SM) Fund's Expense Cap was extended until May 15, 2008. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the period ended December 31, 2007, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

                                                                             Advisory Fee               Expense
                                                                                Waivers             Reimbursements
                                                                          -------------------    --------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                        $      90,935          $     46,250
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                        199,880                    --
First Trust IPOX-100 Index Fund                                                    98,443                15,288
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                               86,008                    --
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                            75,489                    --
First Trust Amex(R) Biotechnology Index Fund                                       65,395                    --
First Trust Dow Jones Internet Index(SM) Fund                                      54,768                    --
First Trust DB Strategic Value Index Fund                                         172,875                    --
First Trust Value Line(R) Equity Allocation Index Fund                             75,067                23,311
First Trust Value Line(R) Dividend Index Fund                                     392,894                    --
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                         12,216                49,026
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                  77,233                    --
First Trust S&P REIT Index Fund                                                     4,118               104,490
First Trust ISE Water Index Fund                                                   21,211                36,453
First Trust ISE-Revere Natural Gas Index Fund                                      13,470                45,852
First Trust ISE Chindia Index Fund                                                 61,221                    --
First Trust Value Line(R) 100 Exchange-Traded Fund                                132,258                    --

The Trust has multiple service agreements with The Bank of New York ("BNY"). Under the servicing agreements, BNY will perform custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNY is responsible for the custody of the Trust's assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Trust. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


The Trust, on behalf of the Funds, has entered into an agreement with PFPC, Inc. ("PFPC"), whereby PFPC will provide certain administrative services for the Trust and the Funds in connection with the Board's meetings and other related matters.

Prior to June 18, 2007, PFPC, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., served as First Trust Value Line(R) 100 Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., served as First Trust Value Line(R) 100 Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Audit Committee Chairman is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Prior to January 1, 2007, the trusts paid each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates an annual retainer of $10,000, which included compensation for all board and committee meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and Valuation Committee will be paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, each committee chairman will serve two years before rotating to serve as a chairman of another committee.

                      4. Purchases and Sales of Securities

For the period ended December 31, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

                                                                                 Purchases                Sales
                                                                             -----------------      -----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                           $    2,026,281          $    6,452,305
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                          7,403,049              12,401,969
First Trust IPOX-100 Index Fund                                                     2,744,316               6,108,089
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                3,693,046               3,676,209
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                             2,432,152               4,566,339
First Trust Amex(R) Biotechnology Index Fund                                        8,022,538               5,649,685
First Trust Dow Jones Internet Index(SM) Fund                                       3,310,907               9,200,700
First Trust DB Strategic Value Index Fund                                           3,600,844               9,675,728
First Trust Value Line(R) Equity Allocation Index Fund                              6,295,765              14,835,215
First Trust Value Line(R) Dividend Index Fund                                      13,083,142              39,505,401
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                          1,100,767                 938,747
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                   1,042,859               2,103,636
First Trust S&P REIT Index Fund                                                       551,945                 529,675
First Trust ISE Water Index Fund                                                      238,065                 945,332
First Trust ISE-Revere Natural Gas Index Fund                                         272,367               1,697,199
First Trust ISE Chindia Index Fund                                                    789,462              11,040,522
First Trust Value Line(R) 100 Exchange-Traded Fund                                263,804,022             348,820,775

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


For the period ended December 31, 2007, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

                                                                                 Purchases                Sales
                                                                             -----------------      -----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                           $   20,717,231          $   14,036,716
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                         66,643,391              59,946,504
First Trust IPOX-100 Index Fund                                                    22,897,265              15,897,966
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                               24,182,946              21,009,227
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                            20,846,783              24,389,689
First Trust Amex(R) Biotechnology Index Fund                                       88,117,651              46,556,875
First Trust Dow Jones Internet Index(SM) Fund                                      75,755,590              62,076,782
First Trust DB Strategic Value Index Fund                                         104,646,981              56,768,510
First Trust Value Line(R) Equity Allocation Index Fund                             25,770,324              23,095,306
First Trust Value Line(R) Dividend Index Fund                                     177,415,981             410,789,172
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                          8,099,473               6,390,899
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                  57,096,680              15,342,993
First Trust S&P REIT Index Fund                                                     3,771,996               1,755,034
First Trust ISE Water Index Fund                                                   18,286,890               5,843,947
First Trust ISE-Revere Natural Gas Index Fund                                      16,731,803               4,571,186
First Trust ISE Chindia Index Fund                                                121,511,994              11,705,072
First Trust Value Line(R) 100 Exchange-Traded Fund                                223,867,759             256,358,692

As of December 31, 2007, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

                                                                                          Net
                                                                                      Unrealized         Gross           Gross
                                                                                     Appreciation     Unrealized      Unrealized
                                                                        Cost        (Depreciation)   Appreciation   (Depreciation)
                                                                    -------------   --------------   ------------   --------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                $  19,471,014     $ (1,430,004)  $    982,571   $ (2,412,575)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund             77,115,362      (12,609,479)     1,948,890    (14,558,369)
First Trust IPOX-100 Index Fund                                        24,721,096        1,958,507      3,765,255     (1,806,748)
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   32,745,515       (1,743,296)     1,783,253     (3,526,549)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                25,517,832       (1,783,779)     1,230,556     (3,014,335)
First Trust Amex(R) Biotechnology Index Fund                           79,089,720       (6,269,136)     4,180,196    (10,449,332)
First Trust Dow Jones Internet Index(SM) Fund                          39,703,984       (3,579,723)     2,571,492     (6,151,215)
First Trust DB Strategic Value Index Fund                              63,317,964       (1,794,979)     2,221,119     (4,016,098)
First Trust Value Line(R) Equity Allocation Index Fund                 12,674,452          667,292      1,383,595       (716,303)
First Trust Value Line(R) Dividend Index Fund                         190,309,767      (10,114,015)     9,162,686    (19,276,701)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund              2,398,996         (226,358)        80,792       (307,150)
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund      45,542,378        5,269,569      7,166,577     (1,897,008)
First Trust S&P REIT Index Fund                                         2,116,638         (413,643)         4,490       (418,133)
First Trust ISE Water Index Fund                                       12,071,261          318,303        770,676       (452,373)
First Trust ISE-Revere Natural Gas Index Fund                          11,218,190           10,424        302,858       (292,434)
First Trust ISE Chindia Index Fund                                    102,479,765        1,612,014      6,594,380     (4,982,366)
First Trust Value Line(R) 100 Exchange-Traded Fund                    183,146,042       22,656,895     24,282,001     (1,625,106)

                                   5. Capital

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund times the number of Shares in a Creation Unit on the transaction date. Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2007


                   Number of
                   Securities                   Creation
               in a Creation Unit            Transaction Fee
             ----------------------        -------------------
                        1-100                      $500
                      101-200                    $1,000
                      201-300                    $1,500
                      301-400                    $2,000
                      401-500                    $2,500
                      501-600                    $3,000
                      601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund times the number of Shares in a Creation Unit on the transaction date plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee scheduled set forth below:

                   Number of
                   Securities                  Redemption
               in a Creation Unit            Transaction Fee
             ----------------------        -------------------
                        1-100                      $500
                      101-200                    $1,000
                      201-300                    $1,500
                      301-400                    $2,000
                      401-500                    $2,500
                      501-600                    $3,000
                      601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion reject any such request.

                               6. Indemnification

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of First Trust Exchange-Traded Fund:

We have audited the accompanying statements of assets and liabilities of First Trust Exchange-Traded Fund, comprising First Trust Dow Jones Select MicroCapSM Index Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund (the "Funds"), including the portfolios of investments, as of December 31, 2007, and the related statements of operations, changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Funds' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Exchange-Traded Fund as of December 31, 2007, the results of their operations, changes in its net assets, and the financial highlights for the respective periods presented in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 20, 2008

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                          DECEMBER 31, 2007 (UNAUDITED)


                      Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               Portfolio Holdings

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             Federal Tax Information

For the taxable year ended December 31, 2007, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                    Dividends Received Deduction
                                                                    ----------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                          100%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                    100%
First Trust IPOX-100 Index Fund                                               100%
First Trust DB Strategic Value Index Fund                                     100%
First Trust Value Line(R) Equity Allocation Index Fund                         91%
First Trust Value Line(R) Dividend Index Fund                                 100%
First Trust ISE Water Index Fund                                              100%
First Trust ISE-Revere Natural Gas Index Fund                                 100%

For the taxable year ended December 31, 2007, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:

                                                                      Qualified Dividend Income
                                                                      -------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                          100%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                    100%
First Trust IPOX-100 Index Fund                                               100%
First Trust DB Strategic Value Index Fund                                     100%
First Trust Value Line(R) Equity Allocation Index Fund                        100%
First Trust Value Line(R) Dividend Index Fund                                 100%
First Trust ISE Water Index Fund                                              100%
First Trust ISE-Revere Natural Gas Index Fund                                 100%
First Trust ISE Chindia Index Fund                                            100%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                          DECEMBER 31, 2007 (UNAUDITED)


                              Licensing Information

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund based on the Dow Jones Internet Composite Index(SM) are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

IPOX is a trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

NASDAQ(R), NASDAQ-100, NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

"Value Line(R)", "Value Line(R) Equity Allocation Index", "Value Line(R) Dividend Index" and "Value Line(R) 100 Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund based on the Value Line(R) Equity Allocation Index, the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index, are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R), S&P(R) and S&P REIT Composite Index are registered trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation, warranty or condition regarding the advisability of investing in the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the ISE-Revere Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                          DECEMBER 31, 2007 (UNAUDITED)


                                 Privacy Policy

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

Sources of Information

We may collect nonpublic personal information about you from the following sources:

   o Information we receive from you or your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

   o  Information about your transactions with us, our affiliates or others;

   o Information we receive from your inquiries by mail, e-mail or telephone; and

   o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

Information Collected

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

Disclosure of Information

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

   o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

   o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

Confidentiality and Security

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

Policy Updates and Inquiries

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                          December 31, 2007 (Unaudited)


Each Fund's respective statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.


                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                   THE FIRST TRUST        OTHER
                                     TERM OF OFFICE                                  FUND COMPLEX    TRUSTEESHIPS OR
 NAME, ADDRESS, DATE OF BIRTH AND    AND LENGTH OF       PRINCIPAL OCCUPATIONS       OVERSEEN BY      DIRECTORSHIPS
    POSITION(S) WITH THE TRUST          SERVICE           DURING PAST 5 YEARS          TRUSTEE       HELD BY TRUSTEE

                              INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee                          Physician; President,              58         None
c/o First Trust Advisors L.P.      o Indefinite Term  Wheaton Orthopedics;
1001 Warrenville Road                                 Co-owner and Co-Director
  Suite 300                        o 2 years, 6       (January 1996 to May
Lisle, IL 60532                      months served    2007), Sports Med Center
D.O.B.: 04/51                                         for Fitness; Limited
                                                      Partner, Gundersen Real
                                                      Estate Partnership;
                                                      Limited Partner, Sportsmed LLC

Thomas R. Kadlec, Trustee                             Senior Vice President and          58         None
c/o First Trust Advisors L.P.      o Indefinite Term  Chief Financial Officer
1001 Warrenville Road                                 (May 2007 to Present),
  Suite 300                        o 2 years, 6       Vice President and Chief
Lisle, IL 60532                      months served    Financial Officer (1990 to
D.O.B.: 11/57                                         May 2007), ADM Investor
                                                      Services, Inc. (Futures
                                                      Commission Merchant);
                                                      President (May 2005 to
                                                      Present), ADM Derivatives,
                                                      Inc.; Registered
                                                      Representative (2000 to
                                                      Present), Segerdahl &
                                                      Company, Inc., a FINRA
                                                      member (Broker-Dealer)

Robert F. Keith, Trustee                              President (2003 to                 58         None
c/o First Trust Advisors L.P.      o Indefinite Term  Present), Hibs Enterprises
1001 Warrenville Road                                 (Financial and Management
  Suite 300                        o 1 year, 6        Consulting); President
Lisle, IL 60532                      months served    (2001 to 2003), Aramark
D.O.B.: 11/56                                         Service Master Management;
                                                      President and Chief
                                                      Operating Officer (1998 to
                                                      2003), Service Master
                                                      Management Services

Niel B. Nielson, Trustee                              President (June 2002 to            58         Director of
c/o First Trust Advisors L.P.      o Indefinite Term  Present), Covenant College                    Covenant
1001 Warrenville Road                                                                               Transport Inc.
  Suite 300                        o 2 years, 6
Lisle, IL 60532                      months served
D.O.B.: 03/54

                               INTERESTED TRUSTEE
James A. Bowen(1), Trustee,                           President, First Trust             58         Trustee of
President, Chairman of the Board   o Indefinite Term  Advisors L.P. and First                       Wheaton College
and CEO                                               Trust Portfolios L.P.;
1001 Warrenville Road              o 2 years, 6       Chairman of the Board of
  Suite 300                          months served    Directors, BondWave LLC
Lisle, IL 60532                                       (Software Development
D.O.B.: 09/55                                         Company/Broker-Dealer) and
                                                      Stonebridge Advisors LLC
                                                      (Investment Advisor)

--------------------
1 Mr. Bowen is deemed an "interested person" of the Funds due to his position as President of First Trust Advisors L.P., investment advisor of the Funds.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                          DECEMBER 31, 2007 (UNAUDITED)


                                    OFFICERS

      NAME, ADDRESS                    POSITION AND OFFICES       TERM OF OFFICE AND        PRINCIPAL OCCUPATIONS
    AND DATE OF BIRTH                       WITH TRUST             LENGTH OF SERVICE         DURING PAST 5 YEARS

Mark R. Bradley                        Treasurer, Controller,    o Indefinite term     Chief Financial Officer,
1001 Warrenville Road,                 Chief Financial Officer                         First Trust Advisors L.P. and
  Suite 300                            and Chief Accounting      o 2 years, 6 months   First Trust Portfolios L.P.;
Lisle, IL 60532                        Officer                     served              Chief Financial Officer,
D.O.B.: 11/57                                                                          BondWave LLC (Software
                                                                                       Development Company/Broker-Dealer) and
                                                                                       Stonebridge Advisors LLC
                                                                                       (Investment Advisor)

Kelley A. Christensen                  Vice President            o Indefinite term     Assistant Vice President,
1001 Warrenville Road,                                                                 First Trust Advisors L.P. and
  Suite 300                                                      o 1 year served       First Trust Portfolios L.P.
Lisle, IL 60532
D.O.B.: 09/70

James M. Dykas                         Assistant Treasurer       o Indefinite term     Senior Vice President (April
1001 Warrenville Road,                                                                 2007 to Present), Vice
  Suite 300                                                      o 2 years served      President (January 2005 to
Lisle, IL 60532                                                                        April 2007), First Trust
D.O.B.: 01/66                                                                          Advisors L.P. and First Trust
                                                                                       Portfolios L.P.; Executive
                                                                                       Director (December 2002 to
                                                                                       January 2005), Vice President
                                                                                       (December 2000 to December
                                                                                       2002), Van Kampen Asset
                                                                                       Management and Morgan Stanley
                                                                                       Investment Management

W. Scott Jardine                       Secretary and Chief       o Indefinite term     General Counsel, First Trust
1001 Warrenville Road,                 Compliance Officer                              Advisors L.P. and First Trust
  Suite 300                                                      o 2 years, 6 months   Portfolios L.P.; Secretary,
Lisle, IL 60532                                                    served              BondWave LLC (Software
D.O.B.: 05/60                                                                          Development Company/Broker-Dealer)
                                                                                       and Stonebridge Advisors LLC
                                                                                       (Investment Advisor)

Daniel J. Lindquist                    Vice President            o Indefinite term     Senior Vice President
1001 Warrenville Road,                                                                 (September 2005 to Present),
  Suite 300                                                      o 2 years served      Vice President (April 2004 to
Lisle, IL 60532                                                                        September 2005), First Trust
D.O.B.: 02/70                                                                          Advisors L.P. and First Trust
                                                                                       Portfolios L.P.; Chief
                                                                                       Operating Officer (January
                                                                                       2004 to April 2004), Mina
                                                                                       Capital Management, LLC;
                                                                                       Chief Operating Officer
                                                                                       (April 2000 to January 2004),
                                                                                       Samaritan Asset Management
                                                                                       Services, Inc.

Kristi A. Maher                        Assistant Secretary       o Indefinite term     Deputy General Counsel (May
1001 Warrenville Road,                                                                 2007 to Present), Assistant
  Suite 300                                                      o 2 years, 6 months   General Counsel (March 2004
Lisle, IL 60532                                                    served              to May 2007), First Trust
D.O.B.: 12/66                                                                          Advisors L.P. and First Trust
                                                                                       Portfolios L.P.; Associate
                                                                                       (December 1995 to March
                                                                                       2004), Chapman and Cutler LLP

Roger F. Testin                        Vice President            o Indefinite term     Senior Vice President, First
1001 Warrenville Road,                                                                 Trust Advisors L. P. and
  Suite 300                                                      o 2 years, 6 months   First Trust Portfolios L.P.
Lisle, IL 60532                                                    served              (August 2001 to present);
D.O.B.: 06/66                                                                          Analyst (1998-2001), Dolan
                                                                                       Capital Management

Stan Ueland                            Assistant Vice President  o Indefinite term     Vice President (August 2005
1001 Warrenville Road,                                                                 to Present), First Trust
  Suite 300                                                      o 1 year served       Advisors L.P. and First Trust
Lisle, IL 60532                                                                        Portfolios L.P; Vice
D.O.B.: 11/70                                                                          President (May 2004 to August
                                                                                       2005), BondWave LLC (Software
                                                                                       Development Company/Broker-Dealer);
                                                                                       Account Executive (January
                                                                                       2003 to May 2004), Mina
                                                                                       Capital Management, LLC and
                                                                                       Samaritan Asset Management
                                                                                       Services, Inc.; Sales
                                                                                       Consultant (January 1997 to
                                                                                       January 2003), Oracle
                                                                                       Corporation


--------------------------------------------------------------------------------
RISK CONSIDERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

You should consider each Fund's investment objective, risks, charges and expenses carefully before investing. You can download each Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at 1-800-621-1675 to request a prospectus, which contains this and other information about the particular Fund. Read it carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust
Exchange-Traded Fund.

Risk Considerations:

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, the Fund.

Each of the Funds is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

With the exception of First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Value Line(R) Equity Allocation Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The First Trust Dow Jones Select MicroCap Index(SM) Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, the First Trust Amex(R) Biotechnology Index Fund and the First Trust Dow Jones Internet Index(SM) Fund invest in small-cap companies and are subject to additional risks, as the share prices of small-cap companies may be less liquid and are often more volatile than those of larger companies.

The First Trust Dow Jones Internet Index(SM) Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund and the First Trust Dow Jones Internet Index(SM) Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust Amex(R) Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust IPOX-100 Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust IPOX-100 Fund also invests in securities of companies in the financial services industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The First Trust IPOX-100 Fund also invests in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITS") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

The First Trust Value Line(R) Equity Allocation Index Fund, the First Trust Value Line(R) Dividend Index Fund, the First Trust Value Line(R) 100 Exchange-Traded Fund, the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Index(SM) Fund, the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, the First Trust IPOX-100 Index Fund, the First Trust ISE Water Index Fund, the First Trust ISE-Revere Natural Gas Index Fund, the First Trust ISE Chindia Index Fund and the First Trust S&P REIT Index Fund may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

The First Trust Value Line(R) 100 Exchange-Traded Fund, the First Trust ISE Water Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Chindia Index Fund invest in non-U.S. securities and such securities may be denominated in currencies other than the U.S. Dollar. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

The NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.




            NOT FDIC   INSURED NOT BANK GUARANTEED   MAY LOSE VALUE

[LOGO OMITTED]   FIRST TRUST
                 ADVISORS L.P.


FIRST TRUST EXCHANGE-TRADED FUND



INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York
101 Barclay Street
New York, NY 10286

BOARD ADMINISTRATOR
PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603



Back Cover

                        FIRST TRUST EXCHANGE-TRADED FUND
                           PART C - OTHER INFORMATION

ITEM 23.     EXHIBITS

EXHIBIT NO.  DESCRIPTION

      (a)    Declaration of Trust of the Registrant. (1)

      (b)    By-Laws of the Registrant. (2)

      (c)    (1) Establishment and Designation of Series dated June 10, 2005. (1)
             (2) Amended and Restated Establishment and Designation of Series dated January 23, 2006. (3)
             (3) Amended and Restated Establishment and Designation of Series dated March 13, 2006.(7)
             (4) Amended and Restated Establishment and Designation of Series dated July 26, 2006. (14)
             (5) Amended and Restated Establishment and Designation of Series dated January 17, 2007.(19)
      (d)    (1) Investment Management Agreement dated September 24, 2005, as amended. (3)
             (2) Excess Expense Agreement, as amended. (3)
             (3) Amendment to Schedule A of the Investment Management Agreement. (6)
             (4) Amendment to Appendix I of the Excess Expense Agreement. (6)
             (5) Amendment to Schedule A of the Investment Management Agreement. (7)
             (6) Amendment to Appendix I of the Excess Expense Agreement. (7)
             (7) Amendment to Schedule A of the Investment Management Agreement. (10)
             (8) Amendment to Appendix I of the Excess Expense Agreement. (10)
             (9) Amendment to Schedule A of the Investment Management Agreement. (11)
            (10) Amendment to Appendix I of the Excess Expense Agreement. (11)
            (11) Amendment to Schedule A of the Investment Management Agreement. (14)
            (12) Expense Reimbursement, Fee Waiver and Recovery Agreement dated July 26, 2006. (18)
            (13) Amendment to Schedule A of the Investment Management Agreement. (21)
            (14) Amendment to Appendix I of the Excess Expense Agreement. (21).
            (15) Amendment to Schedule A of the Investment Management Agreement. (22)
            (16) Amended and Restated Expense Reimbursement, Fee Waiver and Recovery Agreement. (22)
            (17) Amendment to Schedule A of the Investment Management Agreement. (23)
            (18) Amendment to Exhibit A of the Amended and Restated Expense Reimbursement Agreement,
                 Fee Waiver and Recovery Agreement. (23)
            (19) Amendment to Exhibit A of the Amended and Restated Expense Reimbursement Agreement,
                 Fee Waiver and Recovery Agreement.(27)
      (e)    (1) Distribution Agreement dated September 24, 2005, as amended. (3)
             (2) Amendment to Exhibit A of the Distribution Agreement. (6)
             (3) Amendment to Exhibit A of the Distribution Agreement. (7)
             (4) Amendment to Exhibit A of the Distribution Agreement. (10)
             (5) Amendment to Exhibit A of the Distribution Agreement. (11)
             (6) Amendment to Exhibit A of the Distribution Agreement. (14)
             (7) Amendment to Exhibit A of the Distribution Agreement. (21)
             (8) Amendment to Exhibit A of the Distribution Agreement. (22)
             (9) Amendment to Exhibit A of the Distribution Agreement. (23)
      (f)    Not Applicable.
      (g)    (1) Custody Agreement between the Registrant and The Bank of New York. (2)
             (2) Amendment to Schedule II of the Custody Agreement. (3)
             (3) Amendment to Schedule II of the Custody Agreement. (6)
             (4) Amendment to Schedule II of the Custody Agreement. (7)




             (5) Amendment to Schedule II of the Custody Agreement. (10)
             (6) Amendment to Schedule II of the Custody Agreement. (11)
             (7) Amendment to Schedule II of the Custody Agreement. (14)
             (8) Amendment to Schedule II of the Custody Agreement. (21)
      (h)    (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (2)
             (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (2)
             (3) Subscription Agreement. (2)
             (4) Participant Agreement. (2)
             (5) Amendment to Exhibit A of the Transfer Agency Agreement. (3)
             (6) Amendment to Exhibit A of the Administration and Accounting Agreement. (3)
             (7) Amendment to Schedule I of the Participant Agreement. (3)
             (8) Sublicense Agreement by and among the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund,
                 Morningstar, Inc. and First Trust Advisors L.P. dated March 14, 2006. (3)
             (9) Amendment to Exhibit A of the Transfer Agency Agreement. (6)
            (10) Amendment to Exhibit A of the Administration and Accounting Agreement. (6)
            (11) Amendment to Schedule I of the Participant Agreement. (6)
            (12) Sublicense Agreement by and among the First Trust IPOX-100 Index Fund, IPOX Schuster LLC and
                 First Trust Advisors L.P. dated April 5, 2006. (6)
            (13) Amendment to Exhibit A of the Transfer Agency Agreement. (7)
            (14) Amendment to Exhibit A of the Administration and Accounting Agreement. (7)
            (15) Amendment to Schedule I of the Participant Agreement. (7)
            (16) Sublicense Agreement by and between the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and
                 First Trust Advisors L.P. dated April 24, 2006. (7)
            (17) Sublicense Agreement by and between the First Trust NASDAQ-100-Technology Sector Index(SM)
                 Fund and First Trust Advisors L.P. dated April 24, 2006. (7)
            (18) Amendment to Exhibit A of the Transfer Agency Agreement.(10)
            (19) Amendment to Exhibit A of the Administration and Accounting Agreement. (10)
            (20) Amendment to Schedule I of the Participant Agreement. (10)
            (21) Sublicense Agreement by and among the First Trust Amex(R) Biotechnology Index Fund, the
                 American Stock Exchange LLC and First Trust Advisors L.P. dated June 22, 2006. (10)
            (22) Sublicense Agreement by and among First Trust Dow Jones Internet Index(SM) Fund, Dow
                 Jones & Company, Inc. and First Trust Advisors L.P. dated June 22, 2006. (10)
            (23) Amendment to Exhibit A of the Transfer Agency Agreement. (11)
            (24) Amendment to Exhibit A of the Administration and Accounting Agreement. (11)
            (25) Form of Participant Agreement with Amendment to Schedule I attached thereto. (11)
            (26) Sublicense Agreement by and among First Trust DB Strategic Value Index Fund, Deutsche
                 Bank AG, London Branch and First Trust Advisors L.P. dated July 11, 2006. (11)
            (27) Amendment to Exhibit A of the Transfer Agency Agreement. (14)
            (28) Amendment to Exhibit A of the Administration and Accounting Agreement. (14)
            (29) Amendment to Schedule I of the Participant Agreement. (14)
            (30) Sublicense Agreement by and between First Trust Value Line(R)Equity Allocation Index
                 Fund and First Trust Advisors L.P. dated October 4, 2006. (14)
            (31) Sublicense Agreement by and between First Trust Value Line(R) Dividend Index Fund and First Trust Advisors L.P. dated October 4, 2006. (14)
            (32) Amendment to Exhibit A of the Transfer Agency Agreement. (21)
            (33) Amendment to Exhibit A of the Administration and Accounting Agreement.(21)
            (34) Amendment to Schedule I of the Participant Agreement.(21)
            (35) Sublicense Agreement by and between First Trust NASDAQ(R) Clean Edge(R) U.S.
                 Liquid Series Index Fund and First Trust Advisors L.P. dated February 7, 2007. (21)
            (36) Sublicense  Agreement by and between First Trust NASDAQ-100 Ex-Technology Sector Index(SM)
                 Fund and First Trust Advisors L.P. dated February 7, 2007. (21)
            (37) Board Administration Services Agreement among PFPC, Inc., First Trust Exchange-Traded
                 Fund and First Trust Exchange-Traded AlphaDEX(TM) Fund dated as of February 15, 2007.(23)




            (38) Sublicense Agreement by and between First Trust Value Line(R) 100 Exchange-Traded Fund and
                 First Trust Advisors L.P. dated February 4, 2007. (22)
            (39) Sublicense Agreement by and between First Trust S&P REIT Index Fund and First Trust Advisors
                 L.P. dated April 26, 2007. (23)
            (40) Sublicense Agreement by and between First Trust ISE Chindia Index Fund, International
                 Securities Exchange, LLC and First Trust Advisors L.P. dated April 25, 2007. (25)
            (41) Sublicense Agreement by and between First Trust ISE-Revere Natural Gas Index Fund,
                 International Securities Exchange, LLC and First Trust Advisors L.P. dated April 25, 2007. (25)
            (42) Sublicense Agreement by and between First Trust ISE Water Index Fund, International Securities
                 Exchange, LLC and First Trust Advisors L.P. dated April 25, 2007. (25)
      (i)    (1) Opinion and Consent of Chapman and Cutler LLP dated September 26, 2005. (3)
             (2) Opinion and Consent of Bingham McCutchen LLP dated September 26, 2005. (3)
             (3) Opinion and Consent of Chapman and Cutler LLP dated March 15, 2006. (3)
             (4) Opinion and Consent of Bingham McCutchen LLP dated March 15, 2006. (3)
             (5) Opinion and Consent of Chapman and Cutler LLP dated April 13, 2006. (6)
             (6) Opinion and Consent of Bingham McCutchen LLP dated April 13, 2006. (6)
             (7) Opinion and Consent of Chapman and Cutler LLP dated April 25, 2006. (7)
             (8) Opinion and Consent of Bingham McCutchen LLP dated April 25, 2006. (7)
             (9) Opinion and Consent of Chapman and Cutler LLP dated April 28, 2006. (8)
            (10) Opinion and Consent of Deloitte & Touche LLP dated April 27, 2006. (8)
            (11) Opinion and Consent of Chapman and Cutler LLP dated June 23, 2006. (10)
            (12) Opinion and Consent of Bingham McCutchen LLP dated June 23, 2006. (10)
            (13) Opinion and Consent of Chapman and Cutler LLP dated July 11, 2006. (11)
            (14) Opinion and Consent of Bingham McCutchen LLP dated July 11, 2006. (11)
            (15) Opinion and Consent of Chapman and Cutler LLP dated October 13, 2006. (14)
            (16) Opinion and Consent of Bingham McCutchen LLP dated October 13, 2006. (14)
            (17) Opinion and Consent of Bingham McCutchen LLP dated October 13, 2006. (14)
            (18) Opinion and Consent of Chapman and Cutler LLP dated December 5, 2006. (16)
            (19) Opinion and Consent of Chapman and Cutler LLP dated December 18, 2006. (17)
            (20) Opinion and Consent of Chapman and Cutler LLP dated February 14, 2007. (21)
            (21) Opinion and Consent of Bingham McCutchen LLP dated February 14, 2007. (21)
            (22) Opinion and Consent of Chapman and Cutler LLP dated March 21, 2007. (22)
            (23) Opinion and Consent of Bingham McCutchen LLP dated March 21, 2007. (22)
            (24) Opinion and Consent of Chapman and Cutler LLP dated April 27, 2007. (23)
            (25) Opinion and Consent of Bingham McCutchen LLP dated April 27, 2007. (23)
            (26) Opinion and Consent of Chapman and Cutler LLP dated April 30, 2007. (24)
            (27) Opinion and Consent of Chapman and Cutler LLP dated May 11, 2007. (25)
            (28) Opinion and Consent of Bingham McCutchen LLP dated May 11, 2007. (25)
            (29) Opinion and Consent of Chapman and Cutler LLP dated June 18, 2007. (26)
            (30) Opinion and Consent of Chapman and Cutler LLP dated April 29, 2008. (27)
      (j)    Consent of Independent Registered Accounting Firm. (27)
      (k)    Not Applicable.
      (l)    Not Applicable.
      (m)    (1) 12b-1 Service Plan. (2)
             (2) Amendment to Exhibit A of the 12b-1 Service Plan. (3)
             (3) Amendment to Exhibit A of the 12b-1 Service Plan. (6)
             (4) Amendment to Exhibit A of the 12b-1 Service Plan. (7)
             (5) Amendment to Exhibit A of the 12b-1 Service Plan. (10)
             (6) Amendment to Exhibit A of the 12b-1 Service Plan. (11)
             (7) Amendment to Exhibit A of the 12b-1 Service Plan. (14)
             (8) Amendment to Exhibit A of the 12b-1 Service Plan. (21)
             (9) Amendment to Exhibit A of the 12b-1 Service Plan. (22)
            (10) Amendment to Exhibit A of the 12b-1 Service Plan. (23)
            (11) Letter Agreement regarding 12b-1 fees, dated May 1, 2007. (26)




            (12) Letter Agreement regarding 12b-1 fees, dated November 13, 2007. (27)
      (n)    Not Applicable.
      (o)    Not Applicable.
      (p)    (1) Code of Ethics of First Trust Advisors L.P. (2)
             (2) Code of Ethics of First Trust Portfolios L.P. (2)
             (3) Code of Ethics of First Trust Exchange-Traded Fund. (2)
             (4) First Trust Advisors L.P. Investment Adviser Code of Ethics,amended on May 31, 2006. (9)
             (5) First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (9)
             (6) First Trust Funds Code of Ethics, amended on May 31, 2006. (9)
      (q)    Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing, among others, James A. Bowen,
             W. Scott Jardine and Eric F. Fess to execute the Registration Statement.(18)

------------------
(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 13, 2005.
(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on September 26, 2005.
(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 15, 2006.
(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 24, 2006.
(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 17, 2006.
(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 13, 2006.
(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 25, 2006.
(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 28, 2006.
(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 21, 2006.
(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 23, 2006.
(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on July 11, 2006.
(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 4, 2006.
(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 10, 2006.
(14) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on October 13, 2006.
(15) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on October 31, 2006.
(16) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 5, 2006.
(17) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 18, 2006.
(18) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 6, 2007
(19) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 9, 2007.
(20) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 9, 2007.
(21) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on February 14, 2007.
(22) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 21, 2007.

(23) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 27, 2007.
(24) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 30, 2007.
(25) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on May 11, 2007.
(26) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 18, 2007.
(27)  Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.


ITEM 25.  INDEMNIFICATION

          Section 5.3 of the Registrant's Declaration of Trust provides as follows:

          Section 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

                   (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Covered
Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                   (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                   (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                             (A)   by   vote   of  a   majority   of  the
                   Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                             (B)  by   written   opinion   of   (i)   the
                   then-current legal counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this
Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                   (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          As used in this  Section 5.3 a  "Disinterested  Trustee" is one
(i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the

Commission),  and   (ii)   against   whom  none  of  such  actions, suits
or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

          (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or sub-adviser to 25 mutual funds, 36 exchange-traded funds and 14 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

          The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

          Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer                     Chief Financial Officer and Managing Director, FTP; Chief
and Managing Director                                        Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer                    Senior Vice President, FTP
and Senior Vice President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP since May 2007; Assistant General
                                                             Counsel, FTP, March 2004 to May 2007

Erin Chapman, Assistant General Counsel                      Assistant General Counsel, FTP since March 2006

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS


John Vasko, Assistant General Counsel                        Senior Counsel, Michaels and May, October 2006 to May
                                                             2007; Assistant General Counsel, ARAMARK Corporation

Pamela Wirt, Assistant General Counsel                       Of Counsel, Vedder, Price, Kaufman and Kammholz, P.C.,
                                                             February 2006 to January 2007; Independent Contractor
                                                             Attorney SBA Network Services, Inc.

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since April 2007; Vice
                                                             President, FTP from January 2005 to April 2007

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Alan M. Rooney, Senior Vice President                        Senior Vice President, FTP

Kathleen Brown, Chief Compliance Officer                     COO, FTP since February 2008; COO, William
                                                             Blair & Company

James P. Koeneman, Vice President                            Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP since August 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP


ITEM 27.   PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(TM) Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

     (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

The Charger Corporation                    General Partner                       None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer;              Treasurer, Chief Financial Officer
                                           Managing Director                     and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W.Scott Jardine                            General Counsel                       Chief Compliance Officer
                                                                                 and Secretary

Kristi A. Maher                            Deputy General Counsel                Assistant Secretary

Erin Chapman                               Assistant General Counsel             None

Michelle Quintos                           Assistant General Counsel             None

John Vasko                                 Assistant General Counsel             None

Pamela Wirt                                Assistant General Counsel             None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

James M. Dykas                             Senior Vice President                 Assistant Treasurer

Jon C. Erickson                            Senior Vice President                 None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND


Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Kathleen Brown                             Chief Compliance Officer              None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Carlos Barbosa                             Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Dawson                             Vice President                        None

Michael Durr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Patrick Good                               Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND


Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Vance Hicks                                Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND


Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Stacy Shearer                              Vice President                        None

Nim Short                                  Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Terry Swagerty                             Vice President                        None

Richard S. Swiatek                         Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND


Lewin M. Williams                          Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              Vice President

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND


Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are
1001 Warrenville Road,
Lisle, IL 60532 unless
otherwise noted.

         (c)    Not Applicable.

ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS

     First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

     The Bank of New York ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

     BONY also  maintains all the required  records in its capacity as transfer,
accounting,   dividend  payment  and  interest  holder  service  agent  for  the
Registrant.

ITEM 29.        MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.        UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 29th day of April, 2008.

                                          FIRST TRUST EXCHANGE-TRADED FUND



                                          By: /s/ James A. Bowen
                                              -------------------------------
                                              James A. Bowen, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                               DATE
                            Treasurer, Controller
                            and Chief Financial         April 29, 2008
/s/ Mark R. Bradley         and Accounting Officer
--------------------------
Mark R. Bradley

                            President, Chief
                            Executive Officer,
/s/ James A. Bowen          Chairman and Trustee        April 29, 2008
--------------------------
James A. Bowen

                                     )
*/s/ Richard E. Erickson    Trustee  )
--------------------------           )
     Richard E. Erickson             )
                                     )
                                     )
*/s/ Thomas R. Kadlec       Trustee  )
--------------------------           )
     Thomas R. Kadlec                )
                                     )
*/s/ Robert F. Keith        Trustee  )                  By: /s/ James A. Bowen
--------------------------           )                      -------------------
     Robert F. Keith                 )                      James A. Bowen
                                     )                      Attorney-In-Fact
*/s/ Niel B. Nielson        Trustee  )                      April 29, 2008
--------------------------           )
     Niel B. Nielson                 )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment is filed, were previously executed and filed and are incorporated by reference herein.

                                INDEX TO EXHIBITS

(d)(19) Amendment to Exhibit A of the Amended and Restated Expense Reimbursement Agreement, Fee Waiver and Recovery Agreement

(i)(30) Opinion and Consent of Chapman and Cutler LLP

(j)     Consent of Independent Registered Public Accounting Firm

(m)(12) Letter Agreement regarding 12b-1 fees